UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02676

Fidelity School Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Series International Developed Markets Bond Index Fund Fidelity® Series International Developed Markets Bond Index Fund : FSTQX

This semi-annual shareholder report contains information about Fidelity® Series International Developed Markets Bond Index Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Developed Markets Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$14,503,046,766
Number of Holdings	702
Portfolio Turnover	24%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 16.2
AA - 16.0
A - 10.4
BBB - 3.8
Not Rated - 53.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.1
France - 6.5
Italy - 6.2
Germany - 5.2
Canada - 4.9
Austria - 4.8
Australia - 4.8
Spain - 4.7
Belgium - 4.7
Others - 38.1

TOP HOLDINGS (% of Fund's net assets)
Japan Government	20.1
French Government	6.5
Italian Republic	6.2
German Federal Republic	5.2
Canadian Government	4.9
Austrian Republic	4.8
Australian Commonwealth	4.8
Spanish Kingdom	4.7
Kingdom of Belgium	4.7
Dutch Government	4.7
66.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916197.101    6397-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Series International Credit Fund Fidelity® Series International Credit Fund : FCDSX

This semi-annual shareholder report contains information about Fidelity® Series International Credit Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Credit Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$122,257,588
Number of Holdings	251
Portfolio Turnover	82%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 20.2
AAA - 3.4
AA - 1.0
A - 14.8
BBB - 41.2
BB - 7.4
B - 1.8
CCC,CC,C - 0.4
D - 0.5
Not Rated - 4.5
Short-Term Investments and Net Other Assets (Liabilities) - 4.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 63.7
U.S. Treasury Obligations - 20.2
Preferred Securities - 7.6
Foreign Government and Government Agency Obligations - 3.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 31.2
United Kingdom - 19.2
Germany - 14.3
France - 4.9
Switzerland - 4.5
Canada - 4.1
Netherlands - 3.3
Denmark - 2.8
Luxembourg - 2.6
Others - 13.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.9
US Treasury Bonds	7.3
Canadian Government	2.3
HSBC Holdings PLC	2.2
UBS Group AG	2.1
ING Groep NV	2.0
Argentum Netherlands BV for Swiss Re Ltd	1.9
BNP Paribas SA	1.7
Bayer US Finance LLC	1.5
Aroundtown SA	1.4
35.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916169.101    3017-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Intermediate Municipal Income Fund Fidelity® Intermediate Municipal Income Fund : FLTMX

This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Municipal Income Fund	$ 18	0.37%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$13,136,915,780
Number of Holdings	3,182
Portfolio Turnover	10%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	38.1
Transportation	18.4
Health Care	13.0
Special Tax	7.6
Electric Utilities	5.2
Others(Individually Less Than 5%)	15.8
98.1

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 8.9
AA - 43.0
A - 35.9
BBB - 6.8
BB - 1.0
B - 0.4
Not Rated - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	14.7
Illinois	8.9
Florida	6.6
New York	5.9
New Jersey	5.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915936.101    36-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Intermediate Municipal Income Fund Fidelity Advisor® Intermediate Municipal Income Fund Class Z : FIQZX

This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 15	0.31%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$13,136,915,780
Number of Holdings	3,182
Portfolio Turnover	10%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	38.1
Transportation	18.4
Health Care	13.0
Special Tax	7.6
Electric Utilities	5.2
Others(Individually Less Than 5%)	15.8
98.1

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 8.9
AA - 43.0
A - 35.9
BBB - 6.8
BB - 1.0
B - 0.4
Not Rated - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	14.7
Illinois	8.9
Florida	6.6
New York	5.9
New Jersey	5.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915935.101    3283-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Intermediate Municipal Income Fund Fidelity Advisor® Intermediate Municipal Income Fund Class M : FZITX

This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 32	0.65%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$13,136,915,780
Number of Holdings	3,182
Portfolio Turnover	10%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	38.1
Transportation	18.4
Health Care	13.0
Special Tax	7.6
Electric Utilities	5.2
Others(Individually Less Than 5%)	15.8
98.1

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 8.9
AA - 43.0
A - 35.9
BBB - 6.8
BB - 1.0
B - 0.4
Not Rated - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	14.7
Illinois	8.9
Florida	6.6
New York	5.9
New Jersey	5.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915933.101    1527-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Intermediate Municipal Income Fund Fidelity Advisor® Intermediate Municipal Income Fund Class I : FZIIX

This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 22	0.44%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$13,136,915,780
Number of Holdings	3,182
Portfolio Turnover	10%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	38.1
Transportation	18.4
Health Care	13.0
Special Tax	7.6
Electric Utilities	5.2
Others(Individually Less Than 5%)	15.8
98.1

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 8.9
AA - 43.0
A - 35.9
BBB - 6.8
BB - 1.0
B - 0.4
Not Rated - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	14.7
Illinois	8.9
Florida	6.6
New York	5.9
New Jersey	5.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915934.101    1528-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Intermediate Municipal Income Fund Fidelity Advisor® Intermediate Municipal Income Fund Class C : FZICX

This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 71	1.43%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$13,136,915,780
Number of Holdings	3,182
Portfolio Turnover	10%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	38.1
Transportation	18.4
Health Care	13.0
Special Tax	7.6
Electric Utilities	5.2
Others(Individually Less Than 5%)	15.8
98.1

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 8.9
AA - 43.0
A - 35.9
BBB - 6.8
BB - 1.0
B - 0.4
Not Rated - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	14.7
Illinois	8.9
Florida	6.6
New York	5.9
New Jersey	5.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915932.101    1526-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Intermediate Municipal Income Fund Fidelity Advisor® Intermediate Municipal Income Fund Class A : FZIAX

This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.68%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$13,136,915,780
Number of Holdings	3,182
Portfolio Turnover	10%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	38.1
Transportation	18.4
Health Care	13.0
Special Tax	7.6
Electric Utilities	5.2
Others(Individually Less Than 5%)	15.8
98.1

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 8.9
AA - 43.0
A - 35.9
BBB - 6.8
BB - 1.0
B - 0.4
Not Rated - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	14.7
Illinois	8.9
Florida	6.6
New York	5.9
New Jersey	5.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915931.101    1524-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Global Credit Fund Fidelity® Global Credit Fund : FGBFX

This semi-annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Global Credit Fund	$ 25	0.50%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$56,118,457
Number of Holdings	242
Portfolio Turnover	69%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.1
AAA - 0.2
AA - 1.1
A - 14.2
BBB - 41.7
BB - 10.8
B - 3.4
CCC,CC,C - 0.5
D - 0.5
Not Rated - 4.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 66.7
U.S. Treasury Obligations - 18.1
Preferred Securities - 9.5
Foreign Government and Government Agency Obligations - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 41.0
United Kingdom - 15.7
Germany - 13.0
France - 4.9
Switzerland - 3.3
Netherlands - 2.9
Denmark - 2.7
Luxembourg - 2.3
Canada - 2.0
Others - 12.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	10.9
US Treasury Bonds	7.2
Aroundtown SA	2.2
UBS Group AG	2.2
ING Groep NV	1.9
HSBC Holdings PLC	1.8
Bayer US Finance LLC	1.5
BNP Paribas SA	1.3
Bank of Nova Scotia/The	1.3
Prudential Funding Asia PLC	1.2
31.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916146.101    2423-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Global Credit Fund Fidelity Advisor® Global Credit Fund Class Z : FIQYX

This semi-annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.41%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$56,118,457
Number of Holdings	242
Portfolio Turnover	69%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.1
AAA - 0.2
AA - 1.1
A - 14.2
BBB - 41.7
BB - 10.8
B - 3.4
CCC,CC,C - 0.5
D - 0.5
Not Rated - 4.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 66.7
U.S. Treasury Obligations - 18.1
Preferred Securities - 9.5
Foreign Government and Government Agency Obligations - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 41.0
United Kingdom - 15.7
Germany - 13.0
France - 4.9
Switzerland - 3.3
Netherlands - 2.9
Denmark - 2.7
Luxembourg - 2.3
Canada - 2.0
Others - 12.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	10.9
US Treasury Bonds	7.2
Aroundtown SA	2.2
UBS Group AG	2.2
ING Groep NV	1.9
HSBC Holdings PLC	1.8
Bayer US Finance LLC	1.5
BNP Paribas SA	1.3
Bank of Nova Scotia/The	1.3
Prudential Funding Asia PLC	1.2
31.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916151.101    3282-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Global Credit Fund Fidelity Advisor® Global Credit Fund Class M : FGBWX

This semi-annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 38	0.75%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$56,118,457
Number of Holdings	242
Portfolio Turnover	69%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.1
AAA - 0.2
AA - 1.1
A - 14.2
BBB - 41.7
BB - 10.8
B - 3.4
CCC,CC,C - 0.5
D - 0.5
Not Rated - 4.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 66.7
U.S. Treasury Obligations - 18.1
Preferred Securities - 9.5
Foreign Government and Government Agency Obligations - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 41.0
United Kingdom - 15.7
Germany - 13.0
France - 4.9
Switzerland - 3.3
Netherlands - 2.9
Denmark - 2.7
Luxembourg - 2.3
Canada - 2.0
Others - 12.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	10.9
US Treasury Bonds	7.2
Aroundtown SA	2.2
UBS Group AG	2.2
ING Groep NV	1.9
HSBC Holdings PLC	1.8
Bayer US Finance LLC	1.5
BNP Paribas SA	1.3
Bank of Nova Scotia/The	1.3
Prudential Funding Asia PLC	1.2
31.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916149.101    2426-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Global Credit Fund Fidelity Advisor® Global Credit Fund Class I : FGBIX

This semi-annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.51%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$56,118,457
Number of Holdings	242
Portfolio Turnover	69%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.1
AAA - 0.2
AA - 1.1
A - 14.2
BBB - 41.7
BB - 10.8
B - 3.4
CCC,CC,C - 0.5
D - 0.5
Not Rated - 4.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 66.7
U.S. Treasury Obligations - 18.1
Preferred Securities - 9.5
Foreign Government and Government Agency Obligations - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 41.0
United Kingdom - 15.7
Germany - 13.0
France - 4.9
Switzerland - 3.3
Netherlands - 2.9
Denmark - 2.7
Luxembourg - 2.3
Canada - 2.0
Others - 12.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	10.9
US Treasury Bonds	7.2
Aroundtown SA	2.2
UBS Group AG	2.2
ING Groep NV	1.9
HSBC Holdings PLC	1.8
Bayer US Finance LLC	1.5
BNP Paribas SA	1.3
Bank of Nova Scotia/The	1.3
Prudential Funding Asia PLC	1.2
31.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916150.101    2432-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Global Credit Fund Fidelity Advisor® Global Credit Fund Class C : FGBYX

This semi-annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.50%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$56,118,457
Number of Holdings	242
Portfolio Turnover	69%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.1
AAA - 0.2
AA - 1.1
A - 14.2
BBB - 41.7
BB - 10.8
B - 3.4
CCC,CC,C - 0.5
D - 0.5
Not Rated - 4.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 66.7
U.S. Treasury Obligations - 18.1
Preferred Securities - 9.5
Foreign Government and Government Agency Obligations - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 41.0
United Kingdom - 15.7
Germany - 13.0
France - 4.9
Switzerland - 3.3
Netherlands - 2.9
Denmark - 2.7
Luxembourg - 2.3
Canada - 2.0
Others - 12.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	10.9
US Treasury Bonds	7.2
Aroundtown SA	2.2
UBS Group AG	2.2
ING Groep NV	1.9
HSBC Holdings PLC	1.8
Bayer US Finance LLC	1.5
BNP Paribas SA	1.3
Bank of Nova Scotia/The	1.3
Prudential Funding Asia PLC	1.2
31.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916148.101    2425-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Global Credit Fund Fidelity Advisor® Global Credit Fund Class A : FGBZX

This semi-annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.75%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$56,118,457
Number of Holdings	242
Portfolio Turnover	69%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.1
AAA - 0.2
AA - 1.1
A - 14.2
BBB - 41.7
BB - 10.8
B - 3.4
CCC,CC,C - 0.5
D - 0.5
Not Rated - 4.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 66.7
U.S. Treasury Obligations - 18.1
Preferred Securities - 9.5
Foreign Government and Government Agency Obligations - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 41.0
United Kingdom - 15.7
Germany - 13.0
France - 4.9
Switzerland - 3.3
Netherlands - 2.9
Denmark - 2.7
Luxembourg - 2.3
Canada - 2.0
Others - 12.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	10.9
US Treasury Bonds	7.2
Aroundtown SA	2.2
UBS Group AG	2.2
ING Groep NV	1.9
HSBC Holdings PLC	1.8
Bayer US Finance LLC	1.5
BNP Paribas SA	1.3
Bank of Nova Scotia/The	1.3
Prudential Funding Asia PLC	1.2
31.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916147.101    2424-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity Advisor® Multi-Asset Income Fund Fidelity® Multi-Asset Income Fund : FMSDX

This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Multi-Asset Income Fund	$ 34	0.67%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$2,878,703,773
Number of Holdings	342
Portfolio Turnover	216%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 17.6
A - 0.0
BBB - 2.3
BB - 6.3
B - 6.3
CCC,CC,C - 4.2
Not Rated - 8.8
Equities - 52.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 45.4
U.S. Treasury Obligations - 17.6
Corporate Bonds - 13.1
Bank Loan Obligations - 8.6
Preferred Stocks - 5.5
Preferred Securities - 3.3
Foreign Government and Government Agency Obligations - 2.5
Alternative Funds - 1.7
Asset-Backed Securities - 0.4
CMOs and Other Mortgage Related Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	17.6
NVIDIA Corp	3.5
Microsoft Corp	3.3
X Corp	2.6
DHT Holdings Inc	2.4
MicroStrategy Inc	2.4
Amazon.com Inc	2.4
Capital Power Corp	2.2
Brazilian Federative Republic	2.0
TransAlta Corp	1.9
40.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916165.101    3083-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity Advisor® Multi-Asset Income Fund Fidelity Advisor® Multi-Asset Income Fund Class Z : FIWBX

This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.61%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$2,878,703,773
Number of Holdings	342
Portfolio Turnover	216%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 17.6
A - 0.0
BBB - 2.3
BB - 6.3
B - 6.3
CCC,CC,C - 4.2
Not Rated - 8.8
Equities - 52.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 45.4
U.S. Treasury Obligations - 17.6
Corporate Bonds - 13.1
Bank Loan Obligations - 8.6
Preferred Stocks - 5.5
Preferred Securities - 3.3
Foreign Government and Government Agency Obligations - 2.5
Alternative Funds - 1.7
Asset-Backed Securities - 0.4
CMOs and Other Mortgage Related Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	17.6
NVIDIA Corp	3.5
Microsoft Corp	3.3
X Corp	2.6
DHT Holdings Inc	2.4
MicroStrategy Inc	2.4
Amazon.com Inc	2.4
Capital Power Corp	2.2
Brazilian Federative Republic	2.0
TransAlta Corp	1.9
40.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916166.101    3285-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity Advisor® Multi-Asset Income Fund Fidelity Advisor® Multi-Asset Income Fund Class M : FAZYX

This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	0.95%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$2,878,703,773
Number of Holdings	342
Portfolio Turnover	216%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 17.6
A - 0.0
BBB - 2.3
BB - 6.3
B - 6.3
CCC,CC,C - 4.2
Not Rated - 8.8
Equities - 52.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 45.4
U.S. Treasury Obligations - 17.6
Corporate Bonds - 13.1
Bank Loan Obligations - 8.6
Preferred Stocks - 5.5
Preferred Securities - 3.3
Foreign Government and Government Agency Obligations - 2.5
Alternative Funds - 1.7
Asset-Backed Securities - 0.4
CMOs and Other Mortgage Related Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	17.6
NVIDIA Corp	3.5
Microsoft Corp	3.3
X Corp	2.6
DHT Holdings Inc	2.4
MicroStrategy Inc	2.4
Amazon.com Inc	2.4
Capital Power Corp	2.2
Brazilian Federative Republic	2.0
TransAlta Corp	1.9
40.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916163.101    2794-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity Advisor® Multi-Asset Income Fund Fidelity Advisor® Multi-Asset Income Fund Class I : FAYZX

This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 36	0.71%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$2,878,703,773
Number of Holdings	342
Portfolio Turnover	216%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 17.6
A - 0.0
BBB - 2.3
BB - 6.3
B - 6.3
CCC,CC,C - 4.2
Not Rated - 8.8
Equities - 52.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 45.4
U.S. Treasury Obligations - 17.6
Corporate Bonds - 13.1
Bank Loan Obligations - 8.6
Preferred Stocks - 5.5
Preferred Securities - 3.3
Foreign Government and Government Agency Obligations - 2.5
Alternative Funds - 1.7
Asset-Backed Securities - 0.4
CMOs and Other Mortgage Related Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	17.6
NVIDIA Corp	3.5
Microsoft Corp	3.3
X Corp	2.6
DHT Holdings Inc	2.4
MicroStrategy Inc	2.4
Amazon.com Inc	2.4
Capital Power Corp	2.2
Brazilian Federative Republic	2.0
TransAlta Corp	1.9
40.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916164.101    2795-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity Advisor® Multi-Asset Income Fund Fidelity Advisor® Multi-Asset Income Fund Class C : FWBTX

This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 88	1.72%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$2,878,703,773
Number of Holdings	342
Portfolio Turnover	216%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 17.6
A - 0.0
BBB - 2.3
BB - 6.3
B - 6.3
CCC,CC,C - 4.2
Not Rated - 8.8
Equities - 52.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 45.4
U.S. Treasury Obligations - 17.6
Corporate Bonds - 13.1
Bank Loan Obligations - 8.6
Preferred Stocks - 5.5
Preferred Securities - 3.3
Foreign Government and Government Agency Obligations - 2.5
Alternative Funds - 1.7
Asset-Backed Securities - 0.4
CMOs and Other Mortgage Related Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	17.6
NVIDIA Corp	3.5
Microsoft Corp	3.3
X Corp	2.6
DHT Holdings Inc	2.4
MicroStrategy Inc	2.4
Amazon.com Inc	2.4
Capital Power Corp	2.2
Brazilian Federative Republic	2.0
TransAlta Corp	1.9
40.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916162.101    2793-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity Advisor® Multi-Asset Income Fund Fidelity Advisor® Multi-Asset Income Fund Class A : FWATX

This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 49	0.96%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$2,878,703,773
Number of Holdings	342
Portfolio Turnover	216%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 17.6
A - 0.0
BBB - 2.3
BB - 6.3
B - 6.3
CCC,CC,C - 4.2
Not Rated - 8.8
Equities - 52.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 45.4
U.S. Treasury Obligations - 17.6
Corporate Bonds - 13.1
Bank Loan Obligations - 8.6
Preferred Stocks - 5.5
Preferred Securities - 3.3
Foreign Government and Government Agency Obligations - 2.5
Alternative Funds - 1.7
Asset-Backed Securities - 0.4
CMOs and Other Mortgage Related Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	17.6
NVIDIA Corp	3.5
Microsoft Corp	3.3
X Corp	2.6
DHT Holdings Inc	2.4
MicroStrategy Inc	2.4
Amazon.com Inc	2.4
Capital Power Corp	2.2
Brazilian Federative Republic	2.0
TransAlta Corp	1.9
40.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916161.101    2792-TSRS-0825

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series International Credit Fund

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series International Credit Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 3.7%
		Principal Amount (a)	Value ($)
CANADA - 2.3%
Canadian Government 1.5% 12/1/2031	CAD	3,930,000	2,632,237
Canadian Government 2.75% 6/1/2033	CAD	260,000	185,633
Canadian Government 3% 6/1/2034	CAD	40,000	28,873
TOTAL CANADA			2,846,743
JAPAN - 0.3%
Japan Government 0.9% 9/20/2034	JPY	60,000,000	399,623
MULTI-NATIONAL - 0.6%
European Union 4% 4/4/2044 (b)	EUR	624,000	768,041
ROMANIA - 0.5%
Romanian Republic 2.124% 7/16/2031 (b)	EUR	100,000	97,991
Romanian Republic 5.875% 7/11/2032 (b)	EUR	400,000	475,892
TOTAL ROMANIA			573,883
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,338,193)			4,588,290

Non-Convertible Corporate Bonds - 63.7%
		Principal Amount (a)	Value ($)
AUSTRALIA - 1.3%
Financials - 1.0%
Banks - 0.1%
Commonwealth Bank of Australia 2.688% 3/11/2031 (c)		200,000	178,342
Financial Services - 0.4%
Cimic Finance Ltd 1.5% 5/28/2029 (b)	EUR	400,000	437,498
Insurance - 0.5%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(d)	GBP	500,000	631,519
TOTAL FINANCIALS			1,247,359

Utilities - 0.3%
Electric Utilities - 0.3%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	530,000	368,905
TOTAL AUSTRALIA			1,616,264
AUSTRIA - 0.1%
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Supernova Invest GmbH 5% 6/24/2030 (b)	EUR	100,000	117,985
BELGIUM - 2.0%
Consumer Staples - 0.5%
Food Products - 0.5%
Barry Callebaut Services NV 4.25% 8/19/2031 (b)	EUR	500,000	592,097
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Fluxys SA 4% 11/28/2030 (b)	EUR	500,000	595,751
Financials - 0.6%
Banks - 0.6%
KBC Group NV 3.5% 1/21/2032 (b)(d)	EUR	600,000	715,393
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Shurgard Luxembourg Sarl 4% 5/27/2035 (b)	EUR	500,000	587,476
TOTAL BELGIUM			2,490,717
CANADA - 1.8%
Financials - 1.8%
Banks - 1.8%
Bank of Nova Scotia/The 3.375% 3/5/2033 (b)(d)	EUR	1,300,000	1,524,888
Royal Bank of Canada 3.125% 9/27/2031 (b)(d)	EUR	530,000	621,567

TOTAL CANADA			2,146,455
CZECH REPUBLIC - 0.2%
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CPI Property Group SA 1.5% 1/27/2031 (b)	EUR	275,000	268,585
DENMARK - 2.8%
Consumer Staples - 0.5%
Beverages - 0.4%
Carlsberg Breweries A/S 3.25% 2/28/2032 (b)	EUR	350,000	411,293
Tobacco - 0.1%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (b)	EUR	150,000	182,736
TOTAL CONSUMER STAPLES			594,029

Financials - 1.6%
Banks - 1.6%
Danske Bank A/S 3.875% 1/9/2032 (b)(d)	EUR	1,055,000	1,280,408
Jyske Bank A/S 3.625% 4/29/2031 (b)(d)	EUR	280,000	334,693
Jyske Bank A/S 5.125% 5/1/2035 (b)(d)	EUR	258,000	320,531
			1,935,632
Health Care - 0.7%
Pharmaceuticals - 0.7%
Novo Nordisk Finance Netherlands BV 3.625% 5/27/2037 (b)	EUR	750,000	887,164
TOTAL DENMARK			3,416,825
FINLAND - 0.2%
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Citycon Treasury BV 5% 3/11/2030 (b)	EUR	100,000	120,624
Citycon Treasury BV 5.375% 7/8/2031 (b)	EUR	100,000	121,079

TOTAL FINLAND			241,703
FRANCE - 4.9%
Communication Services - 0.3%
Media - 0.3%
Publicis Groupe SA 3.375% 6/12/2032 (b)	EUR	300,000	352,437
Consumer Discretionary - 0.4%
Automobiles - 0.4%
RCI Banque SA 4.75% 3/24/2037 (b)(d)	EUR	200,000	237,682
RCI Banque SA 5.5% 10/9/2034 (b)(d)	EUR	200,000	247,784
			485,466
Financials - 2.1%
Banks - 2.1%
BNP Paribas SA 2.159% 9/15/2029 (c)(d)		225,000	208,577
BNP Paribas SA 3.132% 1/20/2033 (c)(d)		650,000	578,586
BNP Paribas SA 3.945% 2/18/2037 (b)(d)	EUR	1,000,000	1,174,057
BNP Paribas SA 5.786% 1/13/2033 (c)(d)		119,000	123,796
BPCE SA 5.716% 1/18/2030 (c)(d)		250,000	257,392
Societe Generale SA 6.691% 1/10/2034 (c)(d)		200,000	213,440
			2,555,848
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Holding d'Infrastructures des Metiers de l'Environnement 0.625% 9/16/2028 (b)	EUR	200,000	215,221
Utilities - 2.0%
Electric Utilities - 0.6%
Electricite de France SA 4.75% 10/12/2034 (b)	EUR	500,000	632,930
Electricite de France SA 5.5% 1/25/2035 (b)	GBP	100,000	133,409
			766,339
Multi-Utilities - 1.4%
Engie SA 3.875% 3/6/2036 (b)	EUR	300,000	356,793
Engie SA 4.25% 9/6/2034 (b)	EUR	300,000	369,872
Veolia Environnement SA 3.324% 6/17/2032 (b)	EUR	800,000	939,837
			1,666,502
TOTAL UTILITIES			2,432,841

TOTAL FRANCE			6,041,813
GERMANY - 10.3%
Consumer Discretionary - 1.3%
Automobile Components - 1.3%
Robert Bosch GmbH 4.375% 6/2/2043 (b)	EUR	200,000	237,158
Schaeffler AG 4.75% 8/14/2029 (b)	EUR	400,000	477,126
Schaeffler AG 5.375% 4/1/2031 (b)	EUR	100,000	120,311
ZF Europe Finance BV 4.75% 1/31/2029 (b)	EUR	600,000	664,326
ZF Europe Finance BV 7% 6/12/2030 (b)	EUR	100,000	118,049
			1,616,970
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
METRO AG 4% 3/5/2030 (b)	EUR	250,000	303,416
Financials - 2.3%
Banks - 0.9%
Commerzbank AG 3.625% 1/14/2032 (b)(d)	EUR	300,000	356,282
Commerzbank AG 4.875% 10/16/2034 (b)(d)	EUR	300,000	368,621
Commerzbank AG 8.625% 2/28/2033 (b)(d)	GBP	100,000	147,614
Volkswagen Bank GmbH 3.5% 6/19/2031 (b)	EUR	200,000	234,912
			1,107,429
Capital Markets - 0.9%
Deutsche Bank AG 6.125% 12/12/2030 (b)(d)	GBP	800,000	1,143,511
Financial Services - 0.5%
KfW 0.125% 1/9/2032 (b)	EUR	190,000	191,066
KfW 1.125% 6/15/2037 (b)	EUR	382,000	364,337
			555,403
TOTAL FINANCIALS			2,806,343

Health Care - 1.5%
Pharmaceuticals - 1.5%
Bayer US Finance LLC 6.375% 11/21/2030 (c)		560,000	595,113
Bayer US Finance LLC 6.5% 11/21/2033 (c)		1,165,000	1,249,178
			1,844,291
Industrials - 0.6%
Air Freight & Logistics - 0.6%
Deutsche Post AG 3.125% 6/5/2032 (b)	EUR	575,000	680,911
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Accentro Real Estate AG 5.625% 2/13/2026 (b)(e)	EUR	472,500	201,761
Deutsche EuroShop AG 4.5% 10/15/2030 (b)	EUR	200,000	235,586
LEG Immobilien SE 3.875% 1/20/2035 (b)	EUR	200,000	230,725
Sirius Real Estate Ltd 4% 1/22/2032 (b)	EUR	300,000	350,169
			1,018,241
Utilities - 3.6%
Electric Utilities - 2.3%
Amprion GmbH 3.125% 8/27/2030 (b)	EUR	500,000	589,631
Amprion GmbH 3.625% 5/21/2031 (b)	EUR	100,000	120,322
Amprion GmbH 3.875% 6/5/2036 (b)	EUR	300,000	353,788
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(d)	EUR	500,000	550,254
EnBW International Finance BV 3.5% 7/22/2031 (b)	EUR	250,000	301,605
EnBW International Finance BV 3.75% 11/20/2035 (b)	EUR	750,000	885,382
			2,800,982
Independent Power and Renewable Electricity Producers - 0.7%
RWE Finance US LLC 5.875% 4/16/2034 (c)		801,000	828,627
Multi-Utilities - 0.6%
E.ON SE 3.5% 4/16/2033 (b)	EUR	575,000	683,982
TOTAL UTILITIES			4,313,591

TOTAL GERMANY			12,583,763
HONG KONG - 1.3%
Financials - 1.3%
Insurance - 1.3%
AIA Group Ltd 0.88% 9/9/2033 (b)(d)	EUR	300,000	326,676
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(d)		1,300,000	1,215,728

TOTAL HONG KONG			1,542,404
ITALY - 1.1%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 6.625% 6/20/2033 (c)		275,000	298,582
Utilities - 0.9%
Electric Utilities - 0.6%
Enel Finance International NV 5.5% 6/26/2034 (c)		350,000	356,682
Enel SpA 3.375% (b)(d)(f)	EUR	300,000	353,629
			710,311
Gas Utilities - 0.3%
Snam SpA 5.75% 5/28/2035 (c)		361,000	368,449
TOTAL UTILITIES			1,078,760

TOTAL ITALY			1,377,342
JAPAN - 0.3%
Consumer Staples - 0.3%
Tobacco - 0.3%
Japan Tobacco Inc 5.856% 6/15/2035 (c)		360,000	376,447
LUXEMBOURG - 2.6%
Financials - 0.8%
Financial Services - 0.8%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund 4.75% 3/27/2034 (b)	EUR	150,000	184,226
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	2,363,000	813,059
			997,285
Real Estate - 1.8%
Industrial REITs - 0.1%
Prologis International Funding II SA 4.375% 7/1/2036 (b)	EUR	100,000	121,539
Real Estate Management & Development - 1.7%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (b)	EUR	233,000	258,958
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (b)	EUR	600,000	667,148
Logicor Financing Sarl 0.875% 1/14/2031 (b)	EUR	250,000	253,407
Logicor Financing Sarl 4.25% 7/18/2029 (b)	EUR	400,000	485,253
P3 Group Sarl 4% 4/19/2032 (b)	EUR	300,000	355,332
			2,020,098
TOTAL REAL ESTATE			2,141,637

TOTAL LUXEMBOURG			3,138,922
MEXICO - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Petroleos Mexicanos 5.95% 1/28/2031		880,000	793,408
NETHERLANDS - 3.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV 3.875% 2/16/2036 (b)	EUR	100,000	118,254
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
REWE International Finance BV 4.875% 9/13/2030 (b)	EUR	100,000	126,186
Financials - 2.9%
Banks - 2.9%
ABN AMRO Bank NV 3.875% 1/15/2032 (b)	EUR	400,000	485,059
Cooperatieve Rabobank UA 1.125% 5/7/2031 (b)	EUR	600,000	632,661
ING Groep NV 3% 8/17/2031 (b)(d)	EUR	1,700,000	1,979,893
ING Groep NV 4.5% 5/23/2029 (b)(d)	EUR	400,000	493,671
			3,591,284
Industrials - 0.2%
Professional Services - 0.2%
Wolters Kluwer NV 3% 9/25/2030 (b)	EUR	175,000	206,487
TOTAL NETHERLANDS			4,042,211
NORWAY - 0.2%
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 0.25% 2/23/2029 (b)(d)	EUR	200,000	220,924
POLAND - 0.4%
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (b)	EUR	500,000	540,650
PORTUGAL - 0.3%
Financials - 0.3%
Insurance - 0.3%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (b)(d)	EUR	300,000	355,012
SPAIN - 1.4%
Financials - 1.1%
Banks - 1.1%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (d)		600,000	625,631
CaixaBank SA 3.625% 9/19/2032 (b)(d)	EUR	600,000	715,142
			1,340,773
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Werfen SA/Spain 4.625% 6/6/2028 (b)	EUR	300,000	369,636
TOTAL SPAIN			1,710,409
SWEDEN - 0.7%
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Heimstaden AB 4.375% 3/6/2027 (b)	EUR	500,000	571,306
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (b)	EUR	250,000	262,094

TOTAL SWEDEN			833,400
SWITZERLAND - 4.5%
Financials - 4.4%
Capital Markets - 2.1%
UBS Group AG 2.125% 11/15/2029 (b)(d)	GBP	500,000	633,527
UBS Group AG 4.125% 6/9/2033 (b)(d)	EUR	460,000	563,782
UBS Group AG 4.75% 3/17/2032 (b)(d)	EUR	1,070,000	1,353,652
			2,550,961
Insurance - 2.3%
Argentum Netherlands BV for Swiss Re Ltd 5.625% 8/15/2052 (b)(d)		964,000	967,061
Argentum Netherlands BV for Swiss Re Ltd 5.75% 8/15/2050 (b)(d)		1,300,000	1,300,000
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(d)		600,000	528,893
			2,795,954
TOTAL FINANCIALS			5,346,915

Materials - 0.1%
Containers & Packaging - 0.1%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (b)	EUR	125,000	149,802
TOTAL SWITZERLAND			5,496,717
UNITED KINGDOM - 17.2%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC 4.875% 10/3/2078 (b)(d)	GBP	250,000	342,751
Consumer Discretionary - 1.5%
Broadline Retail - 0.5%
John Lewis PLC 4.25% 12/18/2034 (b)	GBP	200,000	222,847
Marks & Spencer PLC 4.5% 7/10/2027 (b)(e)	GBP	270,000	359,976
			582,823
Hotels, Restaurants & Leisure - 0.6%
InterContinental Hotels Group PLC 3.375% 10/8/2028 (b)	GBP	340,000	446,809
Whitbread Group PLC 2.375% 5/31/2027 (b)	GBP	250,000	327,041
			773,850
Household Durables - 0.4%
Berkeley Group PLC/The 2.5% 8/11/2031 (b)	GBP	400,000	458,627
TOTAL CONSUMER DISCRETIONARY			1,815,300

Consumer Staples - 2.1%
Tobacco - 2.1%
BAT International Finance PLC 4.125% 4/12/2032 (b)	EUR	1,060,000	1,281,965
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (b)	EUR	680,000	866,639
Imperial Brands Finance PLC 3.875% 2/12/2034 (b)	EUR	375,000	434,302
			2,582,906
Financials - 7.0%
Banks - 5.8%
Barclays PLC 3.543% 8/14/2031 (b)(d)	EUR	475,000	563,563
Barclays PLC 8.407% 11/14/2032 (b)(d)	GBP	300,000	440,143
HSBC Holdings PLC 4.787% 3/10/2032 (b)(d)	EUR	470,000	594,742
HSBC Holdings PLC 4.856% 5/23/2033 (b)(d)	EUR	500,000	636,368
HSBC Holdings PLC 5.813% 5/22/2033 (b)(d)	GBP	400,000	563,680
HSBC Holdings PLC 6.8% 9/14/2031 (d)	GBP	160,000	237,206
HSBC Holdings PLC 8.201% 11/16/2034 (b)(d)	GBP	400,000	605,932
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(d)	EUR	670,000	846,069
NatWest Group PLC 2.105% 11/28/2031 (b)(d)	GBP	650,000	860,894
NatWest Group PLC 7.416% 6/6/2033 (b)(d)	GBP	300,000	435,516
Standard Chartered PLC 3.864% 3/17/2033 (b)(d)	EUR	300,000	357,920
Virgin Money UK PLC 7.625% 8/23/2029 (b)(d)	GBP	600,000	891,788
			7,033,821
Consumer Finance - 0.5%
Motability Operations Group PLC 3.625% 1/22/2033 (b)	EUR	475,000	561,068
Financial Services - 0.2%
Nationwide Building Society 4% 7/30/2035 (b)(d)	EUR	200,000	237,912
Insurance - 0.5%
Admiral Group PLC 8.5% 1/6/2034 (b)	GBP	400,000	624,810
TOTAL FINANCIALS			8,457,611

Industrials - 1.0%
Ground Transportation - 0.4%
Mobico Group PLC 4.875% 9/26/2031 (b)	EUR	500,000	476,849
Trading Companies & Distributors - 0.1%
Travis Perkins PLC 3.75% 2/17/2026 (b)	GBP	100,000	134,690
Transportation Infrastructure - 0.5%
Heathrow Funding Ltd 6% 3/5/2032 (b)	GBP	450,000	624,163
TOTAL INDUSTRIALS			1,235,702

Real Estate - 0.4%
Office REITs - 0.2%
Great Portland Estates PLC 5.375% 9/25/2031 (b)	GBP	200,000	274,312
Real Estate Management & Development - 0.2%
Tritax EuroBox PLC 0.95% 6/2/2026 (b)	EUR	210,000	243,440
TOTAL REAL ESTATE			517,752

Utilities - 4.9%
Electric Utilities - 1.4%
London Power Networks PLC 3.837% 6/11/2037 (b)	EUR	275,000	323,746
NGG Finance PLC 2.125% 9/5/2082 (b)(d)	EUR	750,000	862,285
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (b)	EUR	400,000	469,175
			1,655,206
Gas Utilities - 0.4%
Southern Gas Networks PLC 3.5% 10/16/2030 (b)	EUR	400,000	474,120
Water Utilities - 3.1%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (b)	GBP	175,000	211,103
Anglian Water Services Financing PLC 5.875% 6/20/2031 (b)	GBP	385,000	540,642
Anglian Water Services Financing PLC 6.25% 9/12/2044 (b)	GBP	175,000	231,660
Anglian Water Services Financing PLC 6.293% 7/30/2030 (b)	GBP	225,000	321,675
Anglian Water Services Financing PLC 6.625% 1/15/2029 (e)	GBP	100,000	142,938
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (b)	EUR	525,000	622,082
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (b)	GBP	140,000	180,674
South West Water Finance PLC 5.75% 12/11/2032 (b)	GBP	100,000	140,467
SW Finance I PLC 1.625% 3/30/2027 (b)	GBP	208,000	254,158
SW Finance I PLC 2.375% 5/28/2028 (b)	GBP	120,000	144,303
SW Finance I PLC 7.375% 12/12/2041 (b)	GBP	160,000	213,149
United Utilities Water Finance PLC 3.5% 2/27/2033 (b)	EUR	300,000	350,894
Wessex Water Services Finance PLC 6.125% 9/19/2034 (b)	GBP	325,000	450,551
			3,804,296
TOTAL UTILITIES			5,933,622

TOTAL UNITED KINGDOM			20,885,644
UNITED STATES - 6.2%
Communication Services - 0.5%
Interactive Media & Services - 0.3%
Alphabet Inc 3.375% 5/6/2037	EUR	110,000	127,203
Alphabet Inc 3.875% 5/6/2045	EUR	100,000	116,599
Alphabet Inc 4% 5/6/2054	EUR	100,000	115,842
			359,644
Media - 0.2%
Warnermedia Holdings Inc 4.693% 5/17/2033	EUR	185,000	204,132
TOTAL COMMUNICATION SERVICES			563,776

Consumer Discretionary - 0.7%
Automobiles - 0.2%
Stellantis Finance US Inc 5.75% 3/18/2030 (c)		282,000	284,523
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp 3.5% 5/21/2032 (b)	EUR	450,000	534,445
TOTAL CONSUMER DISCRETIONARY			818,968

Consumer Staples - 0.9%
Tobacco - 0.9%
Philip Morris International Inc 3.25% 6/6/2032	EUR	950,000	1,101,413
Financials - 2.0%
Banks - 0.3%
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(d)	EUR	300,000	360,338
Capital Markets - 1.0%
Blackstone Private Credit Fund 4.875% 4/14/2026 (b)	GBP	430,000	587,104
Morgan Stanley 3.955% 3/21/2035 (d)	EUR	300,000	361,201
Morgan Stanley 4.099% 5/22/2036 (d)	EUR	200,000	241,047
			1,189,352
Consumer Finance - 0.7%
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	250,000	298,952
Ford Motor Credit Co LLC 6.86% 6/5/2026	GBP	400,000	557,580
			856,532
TOTAL FINANCIALS			2,406,222

Information Technology - 0.0%
Software - 0.0%
Fiserv Funding ULC 3.5% 6/15/2032	EUR	100,000	117,444
Real Estate - 0.8%
Diversified REITs - 0.1%
WP Carey Inc 4.25% 7/23/2032	EUR	100,000	121,472
Retail REITs - 0.3%
Realty Income Corp 3.375% 6/20/2031	EUR	300,000	352,391
Specialized REITs - 0.4%
American Tower Corp 3.625% 5/30/2032	EUR	425,000	504,185
TOTAL REAL ESTATE			978,048

Utilities - 1.3%
Electric Utilities - 1.3%
Duke Energy Corp 3.85% 6/15/2034	EUR	550,000	642,848
Southern Co/The 1.875% 9/15/2081 (d)	EUR	850,000	957,908
			1,600,756
TOTAL UNITED STATES			7,586,627
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $75,392,863)			77,824,227

Preferred Securities - 7.6%
		Principal Amount (a)	Value ($)
CZECH REPUBLIC - 0.7%
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
CPI Property Group SA 3.75% (b)(d)(f)	EUR	800,000	890,279
FINLAND - 0.3%
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Citycon Oyj 7.875% (b)(d)(f)	EUR	300,000	375,005
GERMANY - 4.0%
Consumer Discretionary - 1.0%
Automobiles - 1.0%
Volkswagen International Finance NV 3.875% (b)(d)(f)	EUR	1,100,000	1,244,150
Real Estate - 3.0%
Real Estate Management & Development - 3.0%
Aroundtown Finance Sarl 7.875% (d)(f)		750,000	765,533
Aroundtown SA 5 year ISDA Fixed EURIBOR + 3.98%, 6.193% (b)(d)(f)(g)	EUR	1,400,000	1,585,919
Grand City Properties SA 1.5% (b)(d)(f)	EUR	1,100,000	1,256,640
			3,608,092
TOTAL GERMANY			4,852,242
SWEDEN - 0.6%
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Heimstaden Bostad AB 3.625% (b)(d)(f)	EUR	150,000	175,454
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(d)(f)(g)(h)	EUR	650,000	540,044

TOTAL SWEDEN			715,498
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(d)(f)(g)(h)(i)		1,900,000	128,250
UNITED KINGDOM - 2.0%
Consumer Staples - 1.2%
Tobacco - 1.2%
British American Tobacco PLC 3% (b)(d)(f)	EUR	1,100,000	1,307,168
Financials - 0.2%
Banks - 0.2%
Barclays PLC 8.875% (b)(d)(f)	GBP	200,000	290,364
Industrials - 0.2%
Ground Transportation - 0.2%
Mobico Group PLC 4.25% (b)(d)(f)	GBP	290,000	245,232
Utilities - 0.4%
Electric Utilities - 0.4%
SSE PLC 3.74% (b)(d)(f)	GBP	400,000	546,850
TOTAL UNITED KINGDOM			2,389,614
TOTAL PREFERRED SECURITIES (Cost $11,890,702)			9,350,888

U.S. Treasury Obligations - 20.2%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 8/15/2040	4.51	700,000	430,637
US Treasury Bonds 2.25% 8/15/2046	4.78 to 4.92	500,000	327,559
US Treasury Bonds 3.25% 5/15/2042 (k)	4.12 to 4.13	2,600,000	2,150,586
US Treasury Bonds 3.625% 5/15/2053	3.94	500,000	407,813
US Treasury Bonds 4% 11/15/2042	3.75 to 3.77	710,000	647,736
US Treasury Bonds 4.125% 8/15/2044	4.14 to 4.18	400,000	366,453
US Treasury Bonds 4.375% 8/15/2043	4.91	50,000	47,657
US Treasury Bonds 4.5% 2/15/2044	4.45	500,000	483,125
US Treasury Bonds 4.625% 11/15/2044	4.86 to 4.94	325,000	318,144
US Treasury Bonds 4.625% 5/15/2044	4.42 to 4.72	775,000	760,015
US Treasury Bonds 6.25% 5/15/2030 (k)	3.46 to 4.46	2,660,000	2,947,613
US Treasury Notes 2.625% 7/31/2029 (l)	4.11	3,000,000	2,873,555
US Treasury Notes 3.5% 2/15/2033	4.32	1,000,000	963,984
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.23	1,500,000	1,474,922
US Treasury Notes 3.75% 12/31/2030	4.07	435,000	432,842
US Treasury Notes 3.75% 8/31/2031	3.64	970,000	960,944
US Treasury Notes 4% 4/30/2032	4.11	2,095,000	2,097,619
US Treasury Notes 4.125% 11/30/2029	4.11	410,000	416,022
US Treasury Notes 4.125% 5/31/2032	4.19	344,000	346,854
US Treasury Notes 4.125% 7/31/2031	3.59 to 3.97	1,700,000	1,719,092
US Treasury Notes 4.25% 5/15/2035	4.39 to 4.48	710,000	711,109
US Treasury Notes 4.25% 6/30/2031	4.35	560,000	570,347
US Treasury Notes 4.375% 1/31/2032	4.21	160,000	163,794
US Treasury Notes 4.375% 12/31/2029	4.39	265,000	271,573
US Treasury Notes 4.5% 11/15/2033	3.94 to 4.14	965,000	991,236
US Treasury Notes 4.5% 5/31/2029	4.37	200,000	205,453
US Treasury Notes 4.625% 2/15/2035	4.40 to 4.44	1,025,000	1,057,461
US Treasury Notes 4.625% 4/30/2029	4.72	555,000	572,344
TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,944,099)			24,716,489

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $4,846,158)	4.32	4,845,189	4,846,158

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $121,412,015)	121,326,052
NET OTHER ASSETS (LIABILITIES) - 0.8%	931,536
NET ASSETS - 100.0%	122,257,588

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
ASX 10Y Treasury Bond Contracts (Australia)	11	Sep 2025	829,803	7,137	7,137
CBOT 10 Year Ultra US Treasury Bond Contracts (United States)	9	Sep 2025	1,028,250	29,524	29,524
CBOT 2 Year US Treasury Note Contracts (United States)	5	Sep 2025	1,040,195	4,679	4,679
CBOT 5 Year US Treasury Note Contracts (United States)	29	Sep 2025	3,161,680	45,508	45,508
CBOT US Treasury Long Bond Contracts (United States)	18	Sep 2025	2,075,625	88,085	88,085
TMX 10Y Canadian Bond Contracts (Canada)	14	Sep 2025	1,254,268	7,515	7,515

TOTAL PURCHASED					182,448

Sold

Interest Rate Contracts
ICE Long GILT Futures (United Kingdom)	1	Sep 2025	127,698	(3,770)	(3,770)

TOTAL FUTURES CONTRACTS					178,678
The notional amount of futures purchased as a percentage of Net Assets is 7.7%
The notional amount of futures sold as a percentage of Net Assets is 0.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	65,000	USD	76,293	BNP Paribas SA	7/08/25	307
EUR	827,000	USD	954,649	Bank of America NA	7/08/25	19,941
EUR	469,000	USD	536,463	Goldman Sachs Bank USA	7/08/25	16,237
EUR	224,000	USD	252,672	JPMorgan Chase Bank NA	7/08/25	11,304
GBP	32,000	USD	43,389	Bank of America NA	7/08/25	537
GBP	45,000	USD	60,669	Bank of America NA	7/08/25	1,102
GBP	225,000	USD	302,749	Citibank NA	7/08/25	6,107
GBP	226,000	USD	305,998	JPMorgan Chase Bank NA	7/08/25	4,230
USD	44,799	AUD	70,000	Brown Brothers Harriman & Co.	7/08/25	(1,277)
USD	58,606	AUD	90,000	Brown Brothers Harriman & Co.	7/08/25	(634)
USD	26,538	AUD	41,000	Canadian Imperial Bank of Commerce	7/08/25	(450)
USD	252,878	AUD	391,000	JPMorgan Chase Bank NA	7/08/25	(4,491)
USD	2,946,683	CAD	4,055,000	JPMorgan Chase Bank NA	7/08/25	(32,116)
USD	78,518	EUR	69,000	BNP Paribas SA	7/08/25	(2,796)
USD	75,914	EUR	68,000	BNP Paribas SA	7/08/25	(4,222)
USD	114,348	EUR	100,000	Bank of America NA	7/08/25	(3,498)
USD	39,375	EUR	35,000	Brown Brothers Harriman & Co.	7/08/25	(1,872)
USD	61,916,021	EUR	54,367,000	Goldman Sachs Bank USA	7/08/25	(2,153,526)
USD	68,725	EUR	60,000	Goldman Sachs Bank USA	7/08/25	(1,983)
USD	16,193,745	GBP	12,090,000	BNP Paribas SA	7/08/25	(402,077)
USD	204,643	GBP	153,000	Brown Brothers Harriman & Co.	7/08/25	(5,378)
USD	57,546	GBP	42,000	Goldman Sachs Bank USA	7/08/25	(107)
USD	413,951	JPY	58,700,000	JPMorgan Chase Bank NA	7/08/25	6,025

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(2,548,637)
Unrealized Appreciation						65,790
Unrealized Depreciation						(2,614,427)

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75% 7/13/2026	Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,600,000	(33,978)	30,860	(3,118)
Generali 4.125% 5/4/2026	Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	750,000	(1,559)	(2,717)	(4,276)
UniCredit SpA 5.375% 4/16/2034	Jun 2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	650,000	2,128	(6,201)	(4,073)
Societe Generale SA 5.25% 9/6/2032	Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	650,000	4,885	(5,367)	(482)
Intesa Sanpaolo SpA 6.184% 2/20/2034	Jun 2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	700,000	(1,754)	(4,701)	(6,455)
Deutsche Bank AG 5.625% 5/19/2031	Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	550,000	9,488	(14,043)	(4,555)

TOTAL CREDIT DEFAULT SWAPS							(20,790)	(2,169)	(22,959)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $73,032,408 or 59.7% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,917,734 or 4.8% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Non-income producing - Security is in default.
(i)	Level 3 security
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $2,041,028.
(l)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $202,107.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,873,407	19,012,936	20,040,184	75,916	-	(1)	4,846,158	4,845,189	0.0%
Fidelity Securities Lending Cash Central Fund	-	949,374	949,374	49	-	-	-	-	0.0%
Total	5,873,407	19,962,310	20,989,558	75,965	-	(1)	4,846,158

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	4,588,290	-	4,588,290	-

Non-Convertible Corporate Bonds
Communication Services	1,377,218	-	1,377,218	-
Consumer Discretionary	4,736,704	-	4,736,704	-
Consumer Staples	5,676,494	-	5,676,494	-
Energy	1,389,159	-	1,389,159	-
Financials	35,964,042	-	35,964,042	-
Health Care	3,101,091	-	3,101,091	-
Industrials	2,338,321	-	2,338,321	-
Information Technology	117,444	-	117,444	-
Materials	149,802	-	149,802	-
Real Estate	7,245,477	-	7,245,477	-
Utilities	15,728,475	-	15,728,475	-

Preferred Securities
Consumer Discretionary	1,244,150	-	1,244,150	-
Consumer Staples	1,307,168	-	1,307,168	-
Financials	418,614	-	290,364	128,250
Industrials	245,232	-	245,232	-
Real Estate	5,588,874	-	5,588,874	-
Utilities	546,850	-	546,850	-

U.S. Treasury Obligations	24,716,489	-	24,716,489	-

Money Market Funds	4,846,158	4,846,158	-	-
Total Investments in Securities:	121,326,052	4,846,158	116,351,644	128,250
Derivative Instruments:

Assets
Futures Contracts	182,448	182,448	-	-
Forward Foreign Currency Contracts	65,790	-	65,790	-
Swaps	16,501	-	16,501	-
Total Assets	264,739	182,448	82,291	-

Liabilities
Futures Contracts	(3,770)	(3,770)	-	-
Forward Foreign Currency Contracts	(2,614,427)	-	(2,614,427)	-
Swaps	(37,291)	-	(37,291)	-
Total Liabilities	(2,655,488)	(3,770)	(2,651,718)	-
Total Derivative Instruments:	(2,390,749)	178,678	(2,569,427)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	16,501	(37,291)
Total Credit Risk	16,501	(37,291)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	65,790	(2,614,427)
Total Foreign Exchange Risk	65,790	(2,614,427)
Interest Rate Risk
Futures Contracts (c)	182,448	(3,770)
Total Interest Rate Risk	182,448	(3,770)
Total Value of Derivatives	264,739	(2,655,488)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America NA	21,580	(3,498)	-	-	18,082
BNP Paribas SA	14,680	(444,632)	-	261,379	(168,573)
Brown Brothers Harriman & Co	-	(9,161)	-	-	(9,161)
Canadian Imperial Bank of Commerce	-	(450)	-	-	(450)
Citibank NA	6,107	-	-	-	6,107
Goldman Sachs Bank USA	18,365	(2,155,616)	-	1,779,649	(357,602)
JPMorgan Chase Bank NA	21,559	(38,361)	-	-	(16,802)
Total	$82,291	$(2,651,718)	$-	$2,041,028	$(528,399)

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $116,565,857)	$116,479,894
Fidelity Central Funds (cost $4,846,158)	4,846,158

Total Investment in Securities (cost $121,412,015)		$121,326,052
Cash		17,681
Foreign currency held at value (cost $1,653,580)		1,660,859
Receivable for investments sold		339,833
Unrealized appreciation on forward foreign currency contracts		65,790
Dividends receivable		17,538
Interest receivable		1,602,681
Distributions receivable from Fidelity Central Funds		12,827
Receivable for daily variation margin on futures contracts		24,661
Bi-lateral OTC swaps, at value		16,501
Receivable from investment adviser for expense reductions		297
Other receivables		16,625
Total assets		125,101,345
Liabilities
Payable for investments purchased	$191,031
Unrealized depreciation on forward foreign currency contracts	2,614,427
Bi-lateral OTC swaps, at value	37,291
Other payables and accrued expenses	1,008
Total liabilities		2,843,757
Net Assets		$122,257,588
Net Assets consist of:
Paid in capital		$139,243,545
Total accumulated earnings (loss)		(16,985,957)
Net Assets		$122,257,588
Net Asset Value, offering price and redemption price per share ($122,257,588 ÷ 14,450,272 shares)		$8.46
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$153,424
Interest		2,203,888
Income from Fidelity Central Funds (including $49 from security lending)		75,965
Total income		2,433,277
Expenses
Custodian fees and expenses	$3,025
Independent trustees' fees and expenses	152
Total expenses before reductions	3,177
Expense reductions	(1,655)
Total expenses after reductions		1,522
Net Investment income (loss)		2,431,755
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	472,533
Forward foreign currency contracts	(5,517,468)
Foreign currency transactions	151,635
Futures contracts	(30,427)
Swaps	(75,005)
Total net realized gain (loss)		(4,998,732)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	10,343,455
Fidelity Central Funds	(1)
Forward foreign currency contracts	(3,625,407)
Assets and liabilities in foreign currencies	154,919
Futures contracts	202,046
Swaps	(111)
Total change in net unrealized appreciation (depreciation)		7,074,901
Net gain (loss)		2,076,169
Net increase (decrease) in net assets resulting from operations		$4,507,924
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,431,755	$4,454,387
Net realized gain (loss)	(4,998,732)	140,299
Change in net unrealized appreciation (depreciation)	7,074,901	4,581,873
Net increase (decrease) in net assets resulting from operations	4,507,924	9,176,559
Distributions to shareholders	(1,512,482)	(5,498,144)

Share transactions
Proceeds from sales of shares	1,596,584	5,460,552
Reinvestment of distributions	1,512,482	5,498,144
Cost of shares redeemed	(1,596,584)	(5,501,408)

Net increase (decrease) in net assets resulting from share transactions	1,512,482	5,457,288
Total increase (decrease) in net assets	4,507,924	9,135,703

Net Assets
Beginning of period	117,749,664	108,613,961
End of period	$122,257,588	$117,749,664

Other Information
Shares
Sold	193,197	647,104
Issued in reinvestment of distributions	181,571	669,805
Redeemed	(193,197)	(652,056)
Net increase (decrease)	181,571	664,853

Financial Highlights
Fidelity® Series International Credit Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.25	$7.98	$7.69	$9.92	$10.23	$10.08
Income from Investment Operations
Net investment income (loss) A,B	.169	.322	.317	.276	.255	.307
Net realized and unrealized gain (loss)	.147	.345	.266	(1.988)	(.263)	.516
Total from investment operations	.316	.667	.583	(1.712)	(.008)	.823
Distributions from net investment income	(.106)	(.397)	(.293)	(.455)	(.197) C	(.423)
Distributions from net realized gain	-	-	-	(.063)	(.105) C	(.250)
Total distributions	(.106)	(.397)	(.293)	(.518)	(.302)	(.673)
Net asset value, end of period	$8.46	$8.25	$7.98	$7.69	$9.92	$10.23
Total Return D,E	3.85%	8.47%	7.77%	(17.44)%	(.07)%	8.33%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.01% H	-% I	.01%	-% I	.01%	.01%
Expenses net of fee waivers, if any	- % H,I	-% I	-% I	-% I	-% I	.01%
Expenses net of all reductions, if any	-% H,I	-% I	-% I	-% I	-% I	.01%
Net investment income (loss)	4.10% H	3.93%	4.09%	3.20%	2.53%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$122,258	$117,750	$108,614	$100,789	$121,985	$122,084
Portfolio turnover rate J	82 % H	61%	61%	21%	65%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity Series International Credit Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.  Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,674,050
Gross unrealized depreciation	(8,663,584)
Net unrealized appreciation (depreciation)	$(1,989,534)
Tax cost	$120,922,668

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(2,611,513)
Long-term	(11,455,840)
Total capital loss carryforward	$(14,067,353)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Series International Credit Fund
Credit Risk
Swaps	(75,005)	(111)
Total Credit Risk	(75,005)	(111)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(5,517,468)	(3,625,407)
Total Foreign Exchange Risk	(5,517,468)	(3,625,407)
Interest Rate Risk
Futures Contracts	(30,427)	202,046
Total Interest Rate Risk	(30,427)	202,046
Totals	(5,622,900)	(3,423,472)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.
Average Contracts Amount ($)
Fidelity Series International Credit Fund	88,259,407

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.
Average Notional Amount ($)
Fidelity Series International Credit Fund	11,690,697

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Credit Fund	41,432,107	41,456,442

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series International Credit Fund	5	-	-

9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through April 30, 2028. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,229.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $426.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9882622.107
SUN-SANN-0825
Fidelity® Intermediate Municipal Income Fund

Semi-Annual Report
June 30, 2025
Includes Fidelity and Fidelity Advisor share classes
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Intermediate Municipal Income Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 98.1%
	Principal Amount (a)	Value ($)
Alabama - 4.0%
Education - 0.1%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2037	1,770,000	1,867,072
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2038	1,860,000	1,945,564
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2041	1,455,000	1,509,779
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2044	1,160,000	1,187,972
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	2,025,000	2,043,123
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5% 10/1/2056	1,000,000	935,546
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	5,495,000	5,571,814
University AL Gen Rev Series 2019 A, 3% 7/1/2039	9,000,000	7,384,175
		22,445,045
Electric Utilities - 0.1%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	6,260,000	6,272,850
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (b)	8,285,000	8,321,857
		14,594,707
General Obligations - 3.2%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	9,420,000	9,498,777
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2023B, 5.25% tender 12/1/2053 (Royal Bank of Canada Guaranteed) (b)	7,120,000	7,630,482
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	6,460,000	6,788,276
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2027 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	4,175,000	4,294,527
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2028 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	5,980,000	6,233,060
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	18,160,000	19,154,296
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023B 1, 5.75% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	9,840,000	10,745,550
Hoover AL Gen. Oblig. Series 2023, 5% 3/1/2039	5,000,000	5,402,618
Hoover AL Gen. Oblig. Series 2023, 5% 3/1/2041	3,860,000	4,088,405
Lower Ala Gas Dist Gas Proj Rev 4% tender 12/1/2050 (Goldman Sachs Group Inc/The Guaranteed) (b)	43,790,000	43,868,848
Southeast AL District Gas Supply Rev Series 2024 B, 5% tender 6/1/2049 (Morgan Stanley Guaranteed) (b)	40,315,000	42,499,283
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	34,880,000	36,079,572
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	44,670,000	47,053,756
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	29,060,000	30,686,712
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	55,310,000	57,782,136
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	50,725,000	53,456,491
Southeast Energy Authority A Cooperative District Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	25,090,000	25,600,052
		410,862,841
Health Care - 0.3%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	32,270,000	34,856,105
Special Tax - 0.2%
Mobile Cnty AL Brd Sch Commrs 5% 3/1/2029	5,875,000	5,948,399
Mobile Cnty AL Brd Sch Commrs Series 2016 B, 5% 3/1/2030	6,125,000	6,192,755
Mobile Cnty AL Brd Sch Commrs Series 2016 B, 5% 3/1/2031	6,135,000	6,198,079
Mobile Cnty AL Brd Sch Commrs Series 2016 B, 5% 3/1/2032	4,930,000	4,977,819
Mobile Cnty AL Brd Sch Commrs Series 2016 B, 5% 3/1/2033	7,165,000	7,229,635
		30,546,687
Water & Sewer - 0.1%
Jefferson Cnty AL Swr Rev 5% 10/1/2030	5,000,000	5,426,399
Jefferson Cnty AL Swr Rev 5% 10/1/2038	3,310,000	3,486,410
		8,912,809
TOTAL ALABAMA		522,218,194
Alaska - 0.2%
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev 2% 12/1/2032	4,750,000	4,165,234
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	2,330,000	2,279,128
		6,444,362
Transportation - 0.2%
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2034 (c)	2,240,000	2,523,256
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2036 (c)	2,500,000	2,773,483
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2037 (c)	2,645,000	2,907,150
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2039 (c)	2,950,000	3,179,106
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2040 (c)	3,120,000	3,326,810
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2041 (c)	3,295,000	3,483,770
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2042 (c)	3,480,000	3,649,837
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2044 (c)	3,885,000	4,029,933
		25,873,345
TOTAL ALASKA		32,317,707
Arizona - 1.9%
Electric Utilities - 0.1%
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2033	4,955,000	5,178,061
Salt River Proj AZ Agric & Pwr Series 2023B, 5% 1/1/2048	4,405,000	4,517,716
		9,695,777
Escrowed/Pre-Refunded - 0.0%
Glendale AZ Transn Excise Tax Rev Series 2015, 5% 7/1/2026 (Pre-refunded to 7/1/2025 at 100)	3,565,000	3,564,999
General Obligations - 0.3%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	9,525,000	8,394,942
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	6,675,000	6,340,662
Maricopa County Special Health Care District Gen. Oblig. 4% 7/1/2035	2,195,000	2,222,250
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2033	7,320,000	8,001,933
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2034	12,000,000	13,035,245
Western Maricopa Ed Ctr Dist No 402 Maricopa Cnty Ariz 5% 7/1/2025	2,285,000	2,285,000
Western Maricopa Ed Ctr Dist No 402 Maricopa Cnty Ariz 5% 7/1/2027	3,000,000	3,138,708
		43,418,740
Health Care - 0.7%
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2033	1,800,000	1,975,719
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2035	1,580,000	1,707,064
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2036	1,600,000	1,714,788
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2037	1,700,000	1,806,192
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,750,000	1,534,551
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 4% 5/15/2031	560,000	540,345
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2041	1,000,000	933,347
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2056	2,625,000	2,194,739
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2033	6,180,000	6,855,308
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2034	4,510,000	5,003,310
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2035	6,900,000	7,586,502
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2036	4,885,000	5,320,861
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2037	1,910,000	2,055,789
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2038	2,730,000	2,901,790
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (b)	12,610,000	12,788,415
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (d)	5,170,000	4,651,596
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (d)	7,730,000	6,024,511
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 4% 8/1/2049 (Assured Guaranty Municipal Corp Insured)	3,055,000	2,670,506
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2035	865,000	949,298
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2036	765,000	832,358
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2037	1,500,000	1,617,053
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2039	1,000,000	1,055,568
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2041	1,360,000	1,400,918
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2042 (Assured Guaranty Municipal Corp Insured)	1,775,000	1,849,201
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2043 (Assured Guaranty Municipal Corp Insured)	905,000	937,609
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2044 (Assured Guaranty Municipal Corp Insured)	1,080,000	1,112,593
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2049	5,395,000	5,454,517
		83,474,448
Housing - 0.0%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	5,855,197	5,607,484
Industrial Development - 0.4%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	31,940,000	32,507,781
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	15,585,000	15,668,042
		48,175,823
Special Tax - 0.1%
Glendale Ariz Sr Excise Tax Rev (Glendale AZ Excise Tax Proj.) 5% 7/1/2029	7,905,000	7,914,073
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2032	2,915,000	3,019,510
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2038 (National Public Finance Guarantee Corporation Insured) (e)	5,970,000	6,945,828
		17,879,411
Transportation - 0.2%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2029	965,000	1,031,325
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2030	3,680,000	3,908,994
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2031	1,255,000	1,332,216
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2032	3,675,000	3,885,903
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2036	1,000,000	1,036,881
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2039	1,090,000	1,116,649
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2027 (c)	2,185,000	2,259,898
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2028 (c)	3,085,000	3,184,745
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2036 (c)	1,000,000	1,011,498
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2034 (c)	2,000,000	2,068,891
		20,837,000
Water & Sewer - 0.1%
Gilbert Water Resource Municipal Property Corp Series 2022, 5% 7/15/2032	3,630,000	4,100,860
Gilbert Water Resource Municipal Property Corp Series 2022, 5% 7/15/2033	5,080,000	5,705,670
Gilbert Water Resource Municipal Property Corp Series 2022, 5% 7/15/2034	4,715,000	5,251,063
Mesa AZ Util Sys Rev Series 2021, 4% 7/1/2035	2,000,000	2,029,126
		17,086,719
TOTAL ARIZONA		249,740,401
Arkansas - 0.0%
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2027	1,000,000	1,021,313
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2029	1,430,000	1,490,169
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2031	1,500,000	1,573,106
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2032	1,275,000	1,328,348
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2035	95,000	96,826
		5,509,762
TOTAL ARKANSAS		5,509,762
California - 5.5%
Electric Utilities - 0.3%
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2031	10,000,000	10,866,570
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2033	23,000,000	25,246,594
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2035	1,835,000	2,014,415
		38,127,579
Escrowed/Pre-Refunded - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement 5% 6/1/2026	470,000	479,870
Los Angeles CA Dept Arpts Rev 4% 5/15/2038 (Pre-refunded to 11/15/2031 at 100) (c)	260,000	269,201
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (Pre-refunded to 11/15/2031 at 100) (c)	105,000	114,690
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (Pre-refunded to 11/15/2031 at 100) (c)	385,000	420,529
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2036 (Pre-refunded to 10/1/2033 at 100)	3,570,000	4,080,967
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2037 (Pre-refunded to 10/1/2033 at 100)	1,950,000	2,229,099
		7,594,356
General Obligations - 2.1%
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	28,865,000	29,820,328
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	17,455,000	18,396,809
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	28,560,000	29,476,159
California Community Choice Financing Authority Series 2025B, 5% 11/1/2032 (Pacific Life Insurance Co Guaranteed)	2,750,000	2,929,530
California Community Choice Financing Authority Series 2025B, 5% 11/1/2033 (Pacific Life Insurance Co Guaranteed)	2,535,000	2,705,256
California Community Choice Financing Authority Series 2025B, 5% 11/1/2034 (Pacific Life Insurance Co Guaranteed)	1,040,000	1,114,490
California Community Choice Financing Authority Series 2025B, 5% tender 3/1/2056 (Pacific Life Insurance Co Guaranteed) (b)	21,490,000	22,817,867
California St Pub Wks Brd Lse 5% 8/1/2030	1,265,000	1,401,267
California St Pub Wks Brd Lse 5% 8/1/2031	555,000	622,595
California St Pub Wks Brd Lse 5% 8/1/2032	2,095,000	2,331,765
California St Pub Wks Brd Lse 5% 8/1/2033	2,085,000	2,306,461
California St Pub Wks Brd Lse 5% 8/1/2034	1,035,000	1,136,925
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	9,535,000	10,163,296
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2036	2,430,000	2,692,554
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2037	1,325,000	1,454,188
Los Angeles Unified School District/CA Series 2020 C, 4% 7/1/2036	3,810,000	3,844,218
Mt Diablo CA Unified Sch Dist 4% 8/1/2025	3,110,000	3,112,473
Mt Diablo CA Unified Sch Dist 4% 8/1/2026	460,000	466,638
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	340,000	360,719
Mt Diablo CA Unified Sch Dist 4% 8/1/2034	2,430,000	2,527,501
Oakland CA Uni Sch Dist Alameda Cnty Series A, 5% 8/1/2028	970,000	971,219
Sacramento CA City Uni Sch Dis 5% 7/1/2031 (Build America Mutual Assurance Co Insured)	495,000	555,233
San Joaquin Valley Clean Energy Authority 5.5% tender 1/1/2056 (Goldman Sachs Group Inc/The Guaranteed) (b)	19,000,000	20,837,089
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) 3% 5/15/2037	1,000,000	888,740
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2037	1,670,000	1,514,352
State of California Gen. Oblig. 4% 11/1/2034	4,915,000	5,058,250
State of California Gen. Oblig. 4% 11/1/2034 (Pre-refunded to 11/1/2030 at 100)	85,000	90,236
State of California Gen. Oblig. 4% 11/1/2036	9,885,000	9,898,349
State of California Gen. Oblig. 4% 3/1/2026	3,300,000	3,328,925
State of California Gen. Oblig. 5% 10/1/2039	2,145,000	2,316,007
State of California Gen. Oblig. 5% 11/1/2032	10,000,000	10,998,001
State of California Gen. Oblig. 5% 11/1/2032	6,140,000	6,752,773
State of California Gen. Oblig. 5% 11/1/2032 (Pre-refunded to 11/1/2030 at 100)	105,000	116,643
State of California Gen. Oblig. 5% 3/1/2037	10,270,000	11,468,377
State of California Gen. Oblig. 5% 3/1/2038	12,390,000	13,738,327
State of California Gen. Oblig. 5% 9/1/2035	3,635,000	4,022,883
State of California Gen. Oblig. 5.25% 12/1/2033	110,000	110,132
State of California Gen. Oblig. 5.25% 4/1/2034	30,000	30,035
State of California Gen. Oblig. 5.5% 4/1/2030	5,000	5,007
State of California Gen. Oblig. Series 2016, 5% 8/1/2026	14,065,000	14,436,444
State of California Gen. Oblig. Series 2016, 5% 8/1/2029	6,970,000	7,130,894
State of California Gen. Oblig. Series 2016, 5% 9/1/2029	2,755,000	2,823,276
State of California Gen. Oblig. Series 2017, 5% 8/1/2030	14,245,000	14,887,346
State of California Gen. Oblig. Series 2022, 5% 4/1/2035	2,520,000	2,654,777
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013A, 5.5% 8/1/2040	3,400,000	3,407,938
		277,722,292
Health Care - 0.7%
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2035	1,170,000	1,173,382
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2036	5,000,000	4,973,380
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024 B1, 5% tender 11/15/2061 (b)	32,400,000	34,826,835
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024B 2, 5% tender 11/15/2061 (b)	34,960,000	38,642,627
California Hlth Facs Fin Auth (Providence Health Systems Proj.) 5% 7/1/2025	3,885,000	3,885,000
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5% 11/1/2031 (Assured Guaranty Municipal Corp Insured)	400,000	428,459
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5% 11/1/2032 (Assured Guaranty Municipal Corp Insured)	210,000	225,183
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5% 11/1/2033 (Assured Guaranty Municipal Corp Insured)	435,000	463,094
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5.25% 11/1/2034 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,072,633
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (f)(g)	1,067,025	906,971
California Statewide Community Development Authority Rev (Kaiser Permanente Hlth System Proj.) Series 2009 C 2, 5% tender 4/1/2046 (b)	7,865,000	8,547,189
		95,144,753
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2019-2 CA Proj.) Series 2 Class A, 4% 3/20/2033	3,367,086	3,370,690
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	20,185,169	18,835,717
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	7,795,955	7,790,388
		29,996,795
Other - 0.1%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	4,415,000	4,438,393
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	14,460,000	13,219,342
		17,657,735
Resource Recovery - 0.1%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(c)	4,420,000	4,387,246
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2024A, 3.875% tender 3/1/2054 (b)(c)	8,085,000	7,702,875
		12,090,121
Special Tax - 0.1%
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2025	1,115,000	1,117,987
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2028	1,550,000	1,554,159
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2032	1,630,000	1,633,349
Sacramento CA Fin Auth 0% 12/1/2026 (National Public Finance Guarantee Corporation Insured) (h)	3,025,000	2,876,206
		7,181,701
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (h)	120,475,000	12,724,666
Transportation - 1.7%
Los Angeles CA Dept Arpts Rev 4% 5/15/2038 (c)	4,605,000	4,465,940
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (c)	10,000,000	10,833,564
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (c)	9,270,000	10,042,714
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (c)	1,840,000	1,936,111
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (c)	9,740,000	10,447,634
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (c)	6,885,000	7,210,506
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (c)	6,455,000	6,923,971
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2036 (c)	2,960,000	3,003,625
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2035 (c)	2,085,000	2,150,665
Los Angeles CA Dept Arpts Rev Series 2019 D, 5% 5/15/2038 (c)	3,045,000	3,081,757
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2030 (c)	2,455,000	2,584,720
Los Angeles CA Dept Arpts Rev Series 2020C, 5% 5/15/2045 (c)	5,820,000	5,821,806
Los Angeles CA Dept Arpts Rev Series 2022A, 4% 5/15/2037 (c)	13,805,000	13,559,555
Los Angeles CA Dept Arpts Rev Series 2022A, 5% 5/15/2036 (c)	755,000	793,123
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2033 (c)	12,595,000	13,691,629
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2034 (c)	13,295,000	14,301,562
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2035 (c)	5,000,000	5,334,396
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2036 (c)	1,500,000	1,587,161
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2037 (c)	1,000,000	1,049,605
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2038 (c)	1,000,000	1,039,665
Los Angeles CA Dept Arpts Rev Series 2023 A, 5.25% 5/15/2039 (c)	1,200,000	1,264,437
Ontario International Airport Authority Series 2021 B, 4% 5/15/2035 (Assured Guaranty Municipal Corp Insured) (c)	1,100,000	1,095,470
Ontario International Airport Authority Series 2021 B, 4% 5/15/2038 (Assured Guaranty Municipal Corp Insured) (c)	1,000,000	955,497
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2026 (c)	1,250,000	1,268,006
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2039 (c)	3,280,000	3,303,799
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2020C, 5% 7/1/2030 (c)	795,000	847,928
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2037 (c)	16,945,000	17,542,091
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2038 (c)	17,150,000	17,617,890
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5% 7/1/2039 (c)	3,515,000	3,606,400
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5% 7/1/2040 (c)	3,290,000	3,351,310
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (c)	13,120,000	13,314,412
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (c)	13,295,000	13,746,030
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2037 (c)	3,290,000	3,368,507
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2044 (c)	12,310,000	12,603,629
		213,745,115
Water & Sewer - 0.0%
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2028 (Ambac Assurance Corp Insured) (h)	5,845,000	5,353,626
TOTAL CALIFORNIA		717,338,739
Colorado - 2.0%
Electric Utilities - 0.0%
Colorado Springs Colo Utils 5% 11/15/2033	400,000	438,158
Colorado Springs Colo Utils 5% 11/15/2034	685,000	745,237
Colorado Springs Colo Utils 5% 11/15/2035	460,000	496,036
Colorado Springs Colo Utils 5% 11/15/2036	440,000	470,336
Colorado Springs Colo Utils 5% 11/15/2037	635,000	674,444
Colorado Springs Colo Utils 5% 11/15/2038	885,000	933,844
Colorado Springs Colo Utils Series 2020A, 4% 11/15/2036	525,000	528,336
Colorado Springs Colo Utils Series 2020A, 4% 11/15/2037	670,000	669,130
Colorado Springs Colo Utils Series 2020A, 5% 11/15/2033	700,000	766,777
		5,722,298
Escrowed/Pre-Refunded - 0.0%
Colorado Health Facilities Authority 5% tender 11/15/2049 (b)	930,000	955,955
General Obligations - 0.4%
Adams Cnty CO Sch Dist No 014 5% 12/1/2033	1,170,000	1,324,897
Adams Cnty CO Sch Dist No 014 5% 12/1/2034	1,310,000	1,481,915
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2035	1,000,000	1,160,151
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2036	1,500,000	1,723,965
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2037	2,100,000	2,398,317
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2038	1,500,000	1,696,067
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2039	1,650,000	1,850,273
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2040	2,250,000	2,511,146
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2021A, 4% 12/15/2038	3,000,000	2,915,507
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2021A, 5% 12/15/2034	6,940,000	7,596,922
Denver CO City & Cnty Gen. Oblig. Series 2020 A, 2% 8/1/2035	16,240,000	13,130,963
Denver CO City & Cnty Gen. Oblig. Series 2020 A, 2% 8/1/2036	13,075,000	10,238,934
Regional Trans Dist CO Ctfs Part 5% 6/1/2030	3,000,000	3,229,392
Regional Trans Dist CO Ctfs Part 5% 6/1/2031	1,580,000	1,699,912
		52,958,361
Health Care - 0.6%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (b)	9,160,000	9,379,413
Colorado Health Facilities Authority (Advent Health Proj.) Series 2025A, 5% tender 11/15/2060 (b)	20,790,000	22,550,169
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2036	4,000,000	4,127,570
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	5,205,000	5,244,604
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2024A, 5% 12/1/2039	10,665,000	11,141,057
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 5% 5/15/2031	2,500,000	2,765,762
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 5% 5/15/2032	2,000,000	2,226,319
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (b)	8,705,000	8,884,213
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022C, 5% tender 5/15/2062 (b)	11,655,000	12,312,327
		78,631,434
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	795,000	803,694
Special Tax - 0.1%
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 4% 12/1/2046 (Assured Guaranty Municipal Corp Insured)	1,805,000	1,625,160
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 4.25% 12/1/2054 (Assured Guaranty Municipal Corp Insured)	1,690,000	1,521,327
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2032 (Assured Guaranty Municipal Corp Insured)	1,050,000	1,142,394
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2033 (Assured Guaranty Municipal Corp Insured)	2,000,000	2,166,688
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2034 (Assured Guaranty Municipal Corp Insured)	1,810,000	1,951,629
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2038 (Assured Guaranty Municipal Corp Insured)	1,165,000	1,227,220
		9,634,418
Transportation - 0.9%
Denver CO City & Cnty Arpt 5% 12/1/2031 (c)	15,915,000	16,529,026
Denver CO City & Cnty Arpt 5.5% 11/15/2031 (c)	15,970,000	17,846,678
Denver CO City & Cnty Arpt 5.5% 11/15/2032 (c)	4,390,000	4,946,538
Denver CO City & Cnty Arpt 5.5% 11/15/2033 (c)	4,935,000	5,524,052
Denver CO City & Cnty Arpt 5.75% 11/15/2034 (c)	2,540,000	2,866,736
Denver CO City & Cnty Arpt 5.75% 11/15/2035 (c)	2,360,000	2,638,206
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2027 (c)	1,025,000	1,066,108
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2028 (c)	5,890,000	6,111,136
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2029 (c)	4,855,000	5,027,834
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2030 (c)	3,885,000	4,017,168
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2030 (c)	7,475,000	8,022,044
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2035 (c)	3,350,000	3,419,441
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2026 (c)	15,500,000	15,877,707
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2037 (c)	7,000,000	7,287,122
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2035 (h)	1,940,000	1,321,221
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2037 (h)	2,915,000	1,773,083
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2038 (h)	3,650,000	2,084,204
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2028	2,000,000	2,135,124
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2034	1,135,000	1,222,936
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2033	580,000	585,189
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2035	1,900,000	1,882,860
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2038	700,000	671,818
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2039	1,800,000	1,703,396
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 1/15/2030	500,000	531,173
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 1/15/2031	500,000	535,641
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 1/15/2032	700,000	746,833
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 7/15/2030	350,000	373,453
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 7/15/2031	500,000	534,717
		117,281,444
TOTAL COLORADO		265,987,604
Connecticut - 1.5%
Education - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2033	615,000	674,486
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2034	830,000	903,205
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2037	1,010,000	1,070,864
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2039	4,400,000	3,629,574
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2049	3,025,000	2,209,362
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2025	400,000	400,000
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2026	575,000	577,752
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	6,820,000	6,805,262
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series S, 5% 7/1/2026	2,200,000	2,245,438
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series S, 5% 7/1/2029	970,000	1,018,873
		19,534,816
General Obligations - 0.6%
Connecticut St Gen. Oblig. 4% 1/15/2039	6,745,000	6,666,435
Connecticut St Gen. Oblig. 4% 6/1/2035	1,000,000	1,008,382
Connecticut St Gen. Oblig. 4% 6/1/2037	950,000	937,380
Connecticut St Gen. Oblig. 5% 6/15/2033	300,000	335,464
Connecticut St Gen. Oblig. 5% 6/15/2036	300,000	326,337
Connecticut St Gen. Oblig. 5% 9/15/2031	600,000	671,067
Connecticut St Gen. Oblig. Series 2016 A, 5% 3/15/2026	2,940,000	2,983,482
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2027	4,050,000	4,256,087
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2029	4,000,000	4,266,683
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2030	4,000,000	4,255,712
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2032	1,300,000	1,373,804
Connecticut St Gen. Oblig. Series 2018 F, 5% 9/15/2027	1,000,000	1,050,886
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2030	2,345,000	2,530,475
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2034	2,635,000	2,792,538
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2035	915,000	964,516
Connecticut St Gen. Oblig. Series 2020 B, 5% 1/15/2026	975,000	985,780
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2034	3,195,000	3,004,535
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	3,665,000	3,064,316
Connecticut St Gen. Oblig. Series 2024 A, 5% 1/15/2028	3,000,000	3,174,394
Connecticut St Gen. Oblig. Series 2024 C, 5% 3/1/2028	2,000,000	2,121,674
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2035	1,000,000	1,139,673
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2036	2,250,000	2,538,919
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2037	1,395,000	1,556,504
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2041	6,310,000	6,729,265
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2043	1,350,000	1,418,652
Connecticut St Gen. Oblig. Series E, 5% 10/15/2029	4,975,000	5,112,573
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2025 (Connecticut St Guaranteed)	1,205,000	1,213,006
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2027 (Connecticut St Guaranteed)	3,115,000	3,274,877
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2028 (Connecticut St Guaranteed)	1,780,000	1,906,537
Connecticut St Series 2024 G, 3% 11/15/2042	2,370,000	1,859,370
Connecticut St Series 2024 G, 3% 11/15/2043	1,480,000	1,137,750
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2027	1,720,000	1,813,073
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2027	2,050,000	2,160,930
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2028	1,260,000	1,352,901
		79,983,977
Health Care - 0.3%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2034 (d)(f)	6,000,000	3,900,000
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2036	1,750,000	1,716,390
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2038	1,580,000	1,503,889
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2030	1,830,000	1,947,904
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2031	2,975,000	3,160,513
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2033	4,925,000	5,206,223
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2034	2,050,000	2,163,446
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2035	3,200,000	3,356,961
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) Series 2020 A, 5% 7/1/2029	1,000,000	1,071,195
Connecticut St Health & Edl Facs Auth Revenue (Hartford Healthcare Proj.) 5% tender 7/1/2053 (b)	2,555,000	2,620,187
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2029	820,000	868,075
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2032	3,915,000	4,223,175
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2033	3,270,000	3,509,609
		35,247,567
Housing - 0.1%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 3% 5/15/2051	15,100,000	14,824,269
Special Tax - 0.4%
Connecticut St Gen. Oblig. 4% 1/15/2036	6,860,000	6,959,782
Connecticut St Spl Tax Oblig 5% 7/1/2032	2,000,000	2,252,577
Connecticut St Spl Tax Oblig 5% 7/1/2032	1,500,000	1,689,433
Connecticut St Spl Tax Oblig 5% 7/1/2033	2,065,000	2,342,255
Connecticut St Spl Tax Oblig 5% 7/1/2033	1,000,000	1,134,263
Connecticut St Spl Tax Oblig 5% 7/1/2034	1,500,000	1,679,392
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2029	3,675,000	3,980,361
Connecticut St Spl Tax Oblig Series 2021 A, 5% 5/1/2035	2,200,000	2,388,563
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2036	11,065,000	12,416,090
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2038	2,340,000	2,563,575
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2039	8,370,000	9,085,374
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2040	4,000,000	4,305,496
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2028	2,495,000	2,561,300
		53,358,461
TOTAL CONNECTICUT		202,949,090
Delaware - 0.1%
Electric Utilities - 0.1%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Co Proj.) Series 2020A, 3.6% 1/1/2031 (i)	2,905,000	2,959,025
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 1.05% tender 1/1/2031 (b)	4,110,000	4,110,001
		7,069,026
Special Tax - 0.0%
Delaware Trans Auth Tran Sys Rev Series 2020, 5% 7/1/2032	2,150,000	2,356,358
TOTAL DELAWARE		9,425,384
Delaware,New Jersey - 0.0%
Transportation - 0.0%
Delaware River & Bay Auth Series 2021, 4% 1/1/2039	1,350,000	1,335,960
Delaware River & Bay Auth Series 2021, 4% 1/1/2040	1,200,000	1,170,755
Delaware River & Bay Auth Series 2021, 4% 1/1/2041	700,000	669,598
Delaware River & Bay Auth Series 2021, 4% 1/1/2042	365,000	341,983
Delaware River & Bay Auth Series 2021, 5% 1/1/2027	730,000	756,044
Delaware River & Bay Auth Series 2021, 5% 1/1/2031	150,000	166,485
Delaware River & Bay Auth Series 2021, 5% 1/1/2036	510,000	554,780
		4,995,605
TOTAL DELAWARE,NEW JERSEY		4,995,605
District Of Columbia - 1.1%
General Obligations - 0.1%
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2036	2,500,000	2,540,304
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2037	2,500,000	2,524,599
District Columbia Gen. Oblig. Series 2021 E, 4% 2/1/2037	3,240,000	3,271,880
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2039	4,000,000	4,273,511
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2040	1,330,000	1,404,550
		14,014,844
Special Tax - 0.0%
District Columbia Income Tax Rev Series 2022A, 5% 7/1/2040	3,555,000	3,743,793
Transportation - 0.9%
Metropolitan Wash DC Arpts Ath 5% 10/1/2031 (c)	2,335,000	2,396,356
Metropolitan Wash DC Arpts Ath 5% 10/1/2034 (c)	1,940,000	1,977,432
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2028 (c)	3,885,000	4,090,292
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2029 (c)	4,030,000	4,217,187
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2030 (c)	3,165,000	3,301,285
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2031 (c)	4,540,000	4,716,341
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2025 (c)	1,530,000	1,536,667
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2037 (c)	1,680,000	1,639,449
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2038 (c)	1,865,000	1,798,908
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2040 (c)	3,250,000	3,045,363
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2030 (c)	7,470,000	8,012,814
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2031 (c)	12,695,000	13,719,295
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2032 (c)	18,670,000	19,939,267
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2033 (c)	19,170,000	20,388,848
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2034 (c)	4,480,000	4,727,675
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2035 (c)	3,985,000	4,178,840
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2036 (c)	3,175,000	3,310,654
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2031 (c)	2,680,000	2,896,236
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2032 (c)	1,250,000	1,356,748
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2035	1,185,000	1,186,463
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2036	1,760,000	1,745,345
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2037	1,770,000	1,732,498
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2038	735,000	708,366
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 5% 10/1/2033	1,250,000	1,315,677
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Municipal Corp Insured)	1,000,000	703,433
		114,641,439
Water & Sewer - 0.1%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022E, 3% tender 10/1/2057 (b)	9,535,000	9,408,001
TOTAL DISTRICT OF COLUMBIA		141,808,077
District Of Columbia,Maryland,Virginia - 0.2%
Special Tax - 0.2%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2034	7,990,000	8,163,780
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2037	6,750,000	7,185,574
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2033	1,305,000	1,467,122
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2034	2,450,000	2,728,129
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2035	2,000,000	2,206,558
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2037	1,400,000	1,517,032
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2038	1,100,000	1,181,033
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2039	1,655,000	1,762,728
		26,211,956
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		26,211,956
Florida - 6.6%
Education - 0.1%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2031	2,000,000	2,106,711
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2034	1,250,000	1,292,521
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2035	500,000	513,967
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2028	1,060,000	1,103,382
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2030	1,500,000	1,567,378
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2031	1,750,000	1,821,261
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2032	1,305,000	1,350,924
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2029	1,635,000	1,550,422
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2030	1,715,000	1,601,537
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2031	1,805,000	1,661,149
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2032	1,890,000	1,707,356
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 4% 10/15/2035	400,000	401,395
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 4% 10/15/2036	375,000	373,655
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 4% 10/15/2038	750,000	730,855
		17,782,513
Electric Utilities - 0.2%
Florida St Mun Pwr Agy Rev 5% 10/1/2030	1,775,000	1,812,659
Florida St Mun Pwr Agy Rev 5% 10/1/2031	1,940,000	1,980,201
Florida St Mun Pwr Agy Rev Series 2015B, 5% 10/1/2027	1,455,000	1,460,980
Jacksonville FL Elec Auth Sys Rev Series 2017 B, 5% 10/1/2026	6,680,000	6,864,819
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 4% 10/1/2035	5,000,000	5,033,123
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 5% 10/1/2030	5,055,000	5,513,463
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 5% 10/1/2031	2,625,000	2,853,001
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 5% 10/1/2032	4,385,000	4,747,761
Jacksonville FL Elec Auth Sys Rev Series 2024 A, 5% 10/1/2036	1,500,000	1,661,147
Jacksonville FL Elec Auth Sys Rev Series THREE 2024A, 5% 10/1/2034	1,135,000	1,288,688
Jacksonville FL Elec Auth Sys Rev Series THREE 2024A, 5% 10/1/2036	1,085,000	1,204,856
Jacksonville FL Elec Auth Sys Rev Series THREE 2024A, 5% 10/1/2038	1,230,000	1,337,415
Orlando Fla Utils Commn Util Sys Rev 5% 10/1/2025	875,000	879,318
		36,637,431
Escrowed/Pre-Refunded - 0.1%
Greater Orlando Aviation Auth 5% 10/1/2028 (Pre-refunded to 10/1/2027 at 100) (c)	3,380,000	3,531,412
Orange Cnty FL Sch Brd Ctf Par Series 2015C, 5% 8/1/2029 (Pre-refunded to 8/1/2025 at 100)	6,800,000	6,810,950
Tampa Fla Wtr & Wastewtr Sys Series 2001 A, 6% 10/1/2029 (Escrowed to Maturity)	2,430,000	2,701,575
		13,043,937
General Obligations - 3.1%
Alachua Cnty Fla Sch Brd Ctfs Partn (Alachua Cnty FL Sch Dist Proj.) 5% 7/1/2027 (Assured Guaranty Municipal Corp Insured)	4,285,000	4,469,858
Alachua Cnty Fla Sch Brd Ctfs Partn (Alachua Cnty FL Sch Dist Proj.) 5% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	7,045,000	7,489,123
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015A, 5% 7/1/2026	11,200,000	11,204,538
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015A, 5% 7/1/2027	8,900,000	8,903,606
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015A, 5% 7/1/2028	3,885,000	3,886,574
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015B, 5% 7/1/2025	2,100,000	2,100,000
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015B, 5% 7/1/2026	11,335,000	11,339,593
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015B, 5% 7/1/2027	7,670,000	7,673,108
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015B, 5% 7/1/2028	13,120,000	13,125,317
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2020A, 5% 7/1/2031	3,000,000	3,261,736
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	2,430,000	2,467,408
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2015B, 5% 7/1/2027	4,260,000	4,260,000
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2015B, 5% 7/1/2028	970,000	969,999
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2015B, 5% 7/1/2030	6,440,000	6,440,000
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2031 (Assured Guaranty Municipal Corp Insured)	10,700,000	11,865,422
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2032 (Assured Guaranty Municipal Corp Insured)	4,250,000	4,729,052
Florida St Dept Mgmt Svcs Ctfs Partn (Florida St Proj.) Series 2018 A, 5% 11/1/2029	6,245,000	6,788,720
Hillsborough Cnty FL Sch Brd 5% 7/1/2029	6,955,000	7,487,533
Indian River Cnty FL Sch Brd Ctfs Partn (Indian River CO FL Sch Dist Proj.) 5% 7/1/2025	1,940,000	1,940,000
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2031 (Assured Guaranty Municipal Corp Insured)	6,935,000	7,643,346
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2033	2,000,000	2,245,443
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2034	1,400,000	1,577,364
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2035	1,000,000	1,126,023
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2036	1,500,000	1,665,444
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2037	1,400,000	1,531,869
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2038	2,650,000	2,863,146
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2039	2,500,000	2,675,294
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015D, 5% 2/1/2029	6,435,000	6,498,956
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015D, 5% 2/1/2030	6,310,000	6,370,521
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2016A, 5% 5/1/2031	19,200,000	19,449,230
Miami-Dade Cnty FL Spl Oblig (Miami-Dade Cnty Fla Proj.) Series 2021 A, 4% 4/1/2044	8,990,000	8,148,388
Miami-Dade Cnty FL Spl Oblig (Miami-Dade Cnty Fla Proj.) Series 2021 A, 4% 4/1/2046	9,860,000	8,895,923
Miami-Dade Cnty Fla Gen. Oblig. 5% 7/1/2031	11,690,000	12,817,714
Miami-Dade Cnty Fla Seaport Rev (Miami-Dade Cnty Fla Proj.) Series SUB 2021 B2, 4% 10/1/2038	3,000,000	2,980,564
Orange Cnty FL Sch Brd Ctf Par (Orange Cnty FL Sch Dist Proj.) Series 2024A, 5% 8/1/2034	35,000,000	39,262,171
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) 5% 8/1/2025	3,110,000	3,115,117
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015 D, 5% 8/1/2026	23,370,000	23,406,639
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015 D, 5% 8/1/2027	10,595,000	10,611,611
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015B, 5% 8/1/2025 (Escrowed to Maturity)	1,580,000	1,582,477
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015B, 5% 8/1/2026	10,160,000	10,175,929
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015B, 5% 8/1/2027	8,045,000	8,057,613
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015B, 5% 8/1/2028	5,325,000	5,333,349
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2017A, 5% 8/1/2026	21,905,000	22,461,575
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2018 A, 5% 8/1/2026	1,880,000	1,927,768
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2021 A, 5% 8/1/2038	3,720,000	3,907,604
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2021 A, 5% 8/1/2039	7,440,000	7,762,075
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2030	7,910,000	8,689,595
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2031	13,500,000	14,990,138
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) 5% 8/1/2033 (Assured Guaranty Municipal Corp Insured)	3,000,000	3,254,798
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) 5% 8/1/2034 (Assured Guaranty Municipal Corp Insured)	2,250,000	2,427,622
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2032	2,175,000	2,407,818
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2034	2,400,000	2,623,694
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2038	2,905,000	3,081,261
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2039	3,060,000	3,226,800
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2040	3,215,000	3,376,368
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2030	3,885,000	3,935,612
		392,508,446
Health Care - 0.7%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2030	2,690,000	2,913,375
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2032	620,000	684,314
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2037	985,000	1,059,689
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2039	1,670,000	1,762,946
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2040 (Assured Guaranty Municipal Corp Insured)	900,000	944,046
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2041 (Assured Guaranty Municipal Corp Insured)	750,000	780,071
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2042 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,032,673
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2043 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,027,312
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2044 (Assured Guaranty Municipal Corp Insured)	1,150,000	1,176,533
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 1, 5% tender 10/1/2054 (Assured Guaranty Municipal Corp Insured) (b)	3,365,000	3,584,304
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Municipal Corp Insured) (b)	2,340,000	2,527,890
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	4,570,000	3,889,696
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2024 B, 5% tender 8/1/2056 (b)	17,180,000	18,549,471
Lakeland FL Hosp Sys Rev (Lakeland FL Hosp Sys Rev Proj.) Series 2024, 5% 11/15/2036	7,565,000	8,235,045
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2033	1,650,000	1,727,177
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2034	3,250,000	3,385,820
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2035	6,325,000	6,559,249
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2037	2,190,000	2,249,466
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2039	1,500,000	1,523,866
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 5% tender 4/1/2033 (b)	11,585,000	11,627,434
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2032	1,605,000	1,783,445
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2033	750,000	832,920
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2034	1,000,000	1,100,110
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2035	1,000,000	1,089,106
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2036	600,000	648,494
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2015C, 5% 5/15/2030	1,670,000	1,670,427
South Broward Hosp Dist FL Rev Series 2021 A, 2.5% 5/1/2047	3,000,000	1,870,329
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2025	4,180,000	4,186,973
		88,422,181
Other - 0.0%
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2029	715,000	723,780
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2039	1,000,000	968,774
		1,692,554
Resource Recovery - 0.0%
Hillsborough Cnty FL Sldwst Rec Series A, 5% 9/1/2025 (c)	2,150,000	2,154,388
Hillsborough Cnty FL Sldwst Rec Series A, 5% 9/1/2026 (c)	2,200,000	2,240,409
		4,394,797
Special Tax - 0.4%
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2025	1,115,000	1,120,277
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2031	2,445,000	2,640,453
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2034	5,390,000	5,729,497
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2036	3,000,000	3,147,322
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2037	6,135,000	6,396,385
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2041	2,700,000	2,518,126
Manatee Cnty FL Sch Dist Sales Tax Rev Series 2017, 5% 10/1/2025 (Assured Guaranty Municipal Corp Insured)	1,940,000	1,949,572
Miami-Dade Cnty FL Spl Oblig 5% 10/1/2028	5,385,000	5,517,916
Miami-Dade Cnty FL Spl Oblig 5% 10/1/2029	3,985,000	4,082,372
Miami-Dade Cnty FL Spl Oblig 5% 10/1/2030	7,215,000	7,386,822
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev 3.75% 5/1/2029 (d)	1,000,000	997,248
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev 4.55% 5/1/2044 (d)	1,100,000	1,024,930
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev 4.8% 5/1/2055 (d)	2,250,000	2,047,821
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 4.25% 5/1/2028 (d)	600,000	606,094
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 4.375% 5/1/2033 (d)	1,000,000	1,015,822
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 4.85% 5/1/2038 (d)	1,000,000	1,008,568
		47,189,225
Transportation - 2.0%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2029 (c)	4,090,000	4,100,908
Broward Cnty FL Arpt Sys Rev 5% 10/1/2031 (c)	2,915,000	2,921,355
Broward Cnty FL Arpt Sys Rev 5% 10/1/2032 (c)	3,885,000	3,892,497
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2030 (c)	2,050,000	2,105,002
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2031 (c)	3,100,000	3,171,365
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2035 (c)	1,000,000	1,011,190
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2039 (c)	1,750,000	1,774,906
Broward Cnty FL Arpt Sys Rev Series 2019 B, 5% 10/1/2028 (c)	6,000,000	6,315,159
Broward Cnty FL Arpt Sys Rev Series 2019 B, 5% 10/1/2029 (c)	5,000,000	5,325,156
Broward Cnty FL Port Everglades Series 2019 A, 5% 9/1/2032	1,055,000	1,124,179
Broward Cnty FL Port Everglades Series 2019 B, 4% 9/1/2037 (c)	1,970,000	1,859,380
Broward Cnty FL Port Everglades Series 2019 B, 5% 9/1/2028 (c)	710,000	746,088
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5% 7/1/2035 (c)	2,915,000	2,884,451
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5% 7/1/2041 (c)	7,320,000	6,664,593
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5% 7/1/2044 (Assured Guaranty Municipal Corp Insured) (c)	7,285,000	7,231,735
Florida St Dept Transn Tpk Rev 5% 7/1/2036	10,365,000	11,646,737
Florida St Dept Transn Tpk Rev 5% 7/1/2037	5,345,000	5,937,526
Florida St Dept Transn Tpk Rev 5% 7/1/2038	5,480,000	6,029,848
Florida St Dept Transn Tpk Rev Series 2021C, 3% 7/1/2035	4,020,000	3,694,102
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2032 (Assured Guaranty Municipal Corp Insured) (i)	6,000,000	6,632,064
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2033 (Assured Guaranty Municipal Corp Insured) (i)	3,750,000	4,176,426
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2034 (Assured Guaranty Municipal Corp Insured) (i)	5,035,000	5,592,872
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2035 (Assured Guaranty Municipal Corp Insured) (i)	1,860,000	2,053,041
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2037 (Assured Guaranty Municipal Corp Insured) (i)	2,310,000	2,497,577
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2027	3,495,000	3,510,825
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2028	5,000,000	5,022,639
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2029	2,645,000	2,656,976
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2031 (c)	4,225,000	4,446,029
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2044 (c)	14,200,000	14,208,105
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2035 (c)	3,125,000	3,347,356
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2036 (c)	4,000,000	4,244,799
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2037 (c)	4,000,000	4,203,996
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2038 (c)	7,680,000	7,988,483
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2039 (c)	8,050,000	8,304,861
Greater Orlando Aviation Auth Series 2024, 5.25% 10/1/2040 (c)	6,585,000	6,976,516
Greater Orlando Aviation Auth Series 2024, 5.25% 10/1/2041 (c)	18,340,000	19,252,356
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2034 (c)	5,055,000	5,466,430
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2035 (c)	4,215,000	4,514,913
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2036 (c)	3,975,000	4,218,269
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2037 (c)	4,445,000	4,671,691
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2038 (c)	4,880,000	5,076,015
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2036	2,000,000	1,997,371
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2030	2,430,000	2,486,885
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031	970,000	990,721
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2032	2,150,000	2,333,618
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2033	3,325,000	3,582,829
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2040	7,965,000	7,964,911
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2031	1,455,000	1,475,392
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2032	3,865,000	3,916,887
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2033	3,205,000	3,245,192
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2034	970,000	981,592
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) 5% 7/1/2035	5,000,000	5,257,506
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Municipal Corp Insured)	4,000,000	3,969,791
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	4,140,000	4,236,176
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2028 (h)	490,000	435,289
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2029 (h)	700,000	598,017
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2035 (c)	3,650,000	3,895,204
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2036 (c)	3,105,000	3,285,258
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5.25% 10/1/2039 (c)	3,225,000	3,424,840
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5.25% 10/1/2040 (c)	1,460,000	1,541,138
		263,117,033
Water & Sewer - 0.0%
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	5,000,000	4,524,145
TOTAL FLORIDA		869,312,262
Georgia - 4.4%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	2,365,000	2,393,993
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2039	955,000	911,507
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2041	1,500,000	1,388,714
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2032	800,000	874,214
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2034	2,420,000	2,612,393
		8,180,821
Electric Utilities - 1.1%
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2009, 3.95% tender 12/1/2032 (b)	19,870,000	20,216,545
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2013, 2.875% tender 8/1/2043 (b)	11,435,000	11,420,364
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 4% 11/1/2062 VRDN (b)(c)	4,100,000	4,099,999
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2008 SECOND, 3.375% tender 11/1/2048 (b)	5,685,000	5,674,923
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 2.875% tender 12/1/2049 (b)	3,575,000	3,569,946
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	19,400,000	19,217,989
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2040 (b)	7,340,000	7,381,364
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.6% tender 11/1/2045 (b)	6,830,000	6,871,372
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2046 (Assured Guaranty Municipal Corp Insured)	1,100,000	997,759
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2027	990,000	1,021,658
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2028	520,000	546,155
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2029	1,140,000	1,214,248
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2031	700,000	742,429
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032	515,000	544,756
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2033	1,200,000	1,265,203
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2062 (Assured Guaranty Municipal Corp Insured)	3,345,000	3,327,962
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2027	600,000	629,370
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2028	820,000	874,720
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2029	935,000	1,013,253
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2033 (Assured Guaranty Municipal Corp Insured)	360,000	400,500
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2034 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,101,926
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2034 (Assured Guaranty Municipal Corp Insured)	365,000	403,217
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2035 (Assured Guaranty Municipal Corp Insured)	845,000	923,006
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2035 (Assured Guaranty Municipal Corp Insured)	310,000	338,617
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2036 (Assured Guaranty Municipal Corp Insured)	650,000	702,179
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2036 (Assured Guaranty Municipal Corp Insured)	450,000	486,124
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2037 (Assured Guaranty Municipal Corp Insured)	495,000	530,601
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2038 (Assured Guaranty Municipal Corp Insured)	1,230,000	1,306,187
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2038 (Assured Guaranty Municipal Corp Insured)	435,000	461,944
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2039 (Assured Guaranty Municipal Corp Insured)	500,000	525,643
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2031	1,000,000	1,092,379
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2032	1,150,000	1,251,189
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2033	1,000,000	1,082,669
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2035	2,000,000	2,141,601
Georgia Mun Elec Auth Pwr Rev Series 2020A, 4% 1/1/2034	1,870,000	1,883,743
Georgia Mun Elec Auth Pwr Rev Series 2020A, 5% 1/1/2031	1,250,000	1,365,474
Georgia Mun Elec Auth Pwr Rev Series 2020A, 5% 1/1/2032	1,000,000	1,087,990
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2037 (Assured Guaranty Municipal Corp Insured)	2,845,000	3,037,733
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2035	3,655,000	4,035,080
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2037	2,535,000	2,740,158
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2042	1,150,000	1,182,643
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2043	1,050,000	1,070,268
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2038 (Build America Mutual Assurance Co Insured)	1,125,000	1,244,278
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2044 (Build America Mutual Assurance Co Insured)	1,250,000	1,321,915
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	2,305,000	2,397,182
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2013, 3.875% tender 4/1/2043 (b)	3,500,000	3,511,278
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	2,495,000	2,471,592
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 3.875% tender 6/1/2042 (b)	2,785,000	2,793,974
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2009, 3.75% tender 10/1/2048 (b)	2,150,000	2,154,768
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2006, 3.875% tender 12/1/2041 (b)	3,500,000	3,511,279
Monroe Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2039 (b)	4,930,000	4,959,863
		144,147,015
General Obligations - 2.7%
Atlanta GA Gen. Oblig. 5% 12/1/2034	2,250,000	2,513,705
Georgia St Gen. Oblig. Series 2020 A, 4% 8/1/2034	8,545,000	8,780,347
Georgia St Gen. Oblig. Series 2020 A, 4% 8/1/2035	11,000,000	11,210,800
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	8,420,000	8,464,270
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	49,740,000	50,207,601
Main Street Natural Gas Inc 5% tender 12/1/2054 (Royal Bank of Canada Guaranteed) (b)	16,235,000	17,157,075
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	17,250,000	18,082,811
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	47,695,000	50,721,658
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2029 (Citigroup Inc Guaranteed)	3,515,000	3,564,169
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	28,790,000	28,924,138
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	34,655,000	35,974,292
Main Street Natural Gas Inc Series 2023B, 5% tender 7/1/2053 (Royal Bank of Canada Guaranteed) (b)	14,245,000	15,008,739
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	17,055,000	18,036,333
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	28,360,000	29,835,140
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	23,555,000	24,890,957
Main Street Natural Gas Inc Series 2024C, 5% tender 12/1/2054 (Citigroup Inc Guaranteed) (b)	9,100,000	9,559,952
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	13,735,000	14,563,797
		347,495,784
Health Care - 0.3%
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 5% 7/1/2027	1,500,000	1,567,729
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 5% 7/1/2038	2,000,000	2,082,042
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 5% 7/1/2039	1,250,000	1,294,191
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	10,100,000	10,696,367
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	6,030,000	6,085,482
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2026	1,000,000	1,022,047
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2028	2,000,000	2,132,229
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2027	3,035,000	3,172,038
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2036	1,300,000	1,369,738
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2037	1,600,000	1,677,691
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2039	1,250,000	1,294,191
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 4% 2/15/2037	1,080,000	1,069,661
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2024, 5% 10/15/2034	5,000,000	5,534,695
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) Series 2020, 4% 8/1/2038	2,000,000	1,795,813
		40,793,914
Housing - 0.1%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2020 A, 3.05% 12/1/2040	1,000,000	807,538
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2025 C, 6.25% 12/1/2055	7,870,000	8,744,169
		9,551,707
Transportation - 0.2%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2037 (c)	3,750,000	3,932,087
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2038 (c)	2,750,000	2,853,413
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2040 (c)	1,565,000	1,600,444
Atlanta GA Arpt Rev Series 2021 C, 4% 7/1/2038 (c)	745,000	721,010
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2025 (c)	710,000	710,000
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2032 (c)	1,750,000	1,867,376
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2033 (c)	1,050,000	1,116,054
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2034 (c)	750,000	791,360
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2035 (c)	1,000,000	1,048,698
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2036 (c)	1,050,000	1,095,097
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2037 (c)	1,115,000	1,155,481
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2034 (c)	625,000	676,348
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2035 (c)	795,000	852,304
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2036 (c)	1,700,000	1,805,878
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2037 (c)	3,455,000	3,637,377
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2038 (c)	3,915,000	4,077,251
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2039 (c)	4,115,000	4,251,217
		32,191,395
Water & Sewer - 0.0%
Atlanta GA Wtr & Wastewtr Rev 5% 11/1/2027	970,000	971,952
TOTAL GEORGIA		583,332,588
Hawaii - 0.5%
Education - 0.0%
University Hawaii Rev Series 2020B, 5% 10/1/2030	4,280,000	4,725,968
General Obligations - 0.3%
Hawaii St Gen. Oblig. 5% 1/1/2030	5,140,000	5,520,458
Hawaii St Gen. Oblig. 5% 1/1/2031	1,250,000	1,337,867
Hawaii St Gen. Oblig. 5% 1/1/2035	5,000,000	5,261,493
Honolulu HI City & Cnty Gen. Oblig. 5% 9/1/2026	3,110,000	3,194,701
Honolulu HI City & Cnty Gen. Oblig. Series 2019 A, 5% 9/1/2030	6,500,000	6,904,728
Honolulu HI City & Cnty Gen. Oblig. Series 2019D, 5% 8/1/2026	4,500,000	4,613,638
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2034	850,000	867,444
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2037	750,000	751,455
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2040	1,250,000	1,213,177
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2033	1,955,000	2,131,784
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2034	860,000	932,308
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2025	2,620,000	2,638,147
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2026	700,000	721,875
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2028	4,210,000	4,524,008
		40,613,083
Transportation - 0.1%
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2036 (c)	925,000	917,428
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2037 (c)	1,385,000	1,356,937
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2038 (c)	1,400,000	1,354,918
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2039 (c)	1,500,000	1,432,080
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2040 (c)	535,000	503,393
Hawaii St Arpts Sys Rev Series 2020 A, 5% 7/1/2033 (c)	6,795,000	7,154,620
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2033 (c)	1,000,000	996,135
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2035 (c)	280,000	275,984
		13,991,495
Water & Sewer - 0.1%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2034	2,125,000	2,420,572
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2035	1,125,000	1,282,980
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2038	3,245,000	3,573,136
		7,276,688
TOTAL HAWAII		66,607,234
Idaho - 0.2%
Health Care - 0.1%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, Id Proj.) Series 2025 C, 5% tender 3/1/2060 (b)	11,000,000	11,962,853
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	420,000	422,020
Transportation - 0.1%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2017A, 5% 7/15/2025	1,260,000	1,260,869
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2017A, 5% 7/15/2027	3,140,000	3,284,633
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2036	2,250,000	2,260,937
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2037	750,000	746,914
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2038	1,750,000	1,707,925
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2039	1,500,000	1,432,299
		10,693,577
TOTAL IDAHO		23,078,450
Illinois - 8.9%
Education - 0.6%
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	1,000,000	894,304
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2029	650,000	659,287
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2031	500,000	503,649
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2032	1,000,000	1,003,588
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2034	1,100,000	1,086,848
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2047	750,000	717,087
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2049	845,000	796,784
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2047	1,680,000	1,679,755
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2035	625,000	686,091
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2036	400,000	433,763
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2040	2,500,000	2,612,145
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2031	7,100,000	7,796,426
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2032	7,860,000	8,690,882
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2033	3,045,000	3,383,905
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2034	13,000,000	14,472,452
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5.25% 4/1/2041	625,000	661,024
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5.25% 4/1/2042	700,000	734,238
University of Illinois (University of Illinois Proj.) Series 2024A, 5.25% 4/1/2041	4,300,000	4,576,710
University of Illinois (University of Illinois Proj.) Series 2024A, 5.25% 4/1/2042	5,275,000	5,568,069
University of Illinois (University of Illinois Proj.) Series 2024A, 5.25% 4/1/2043	5,130,000	5,382,020
University of Illinois (University of Illinois Proj.) Series 2024A, 5.25% 4/1/2044	1,845,000	1,927,353
University of Illinois Series 2025 A, 5% 4/1/2035	3,600,000	4,074,120
		68,340,500
Electric Utilities - 0.0%
Illinois Mun Elec Agy Pwr Supp 5% 2/1/2028	9,710,000	9,720,669
Illinois Mun Elec Agy Pwr Supp Series 2015A, 5% 2/1/2031	3,465,000	3,467,955
		13,188,624
Escrowed/Pre-Refunded - 0.2%
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029 (Pre-refunded to 2/1/2027 at 100)	255,000	263,810
Illinois Fin Auth Rev 5% 7/1/2030 (Pre-refunded to 7/1/2026 at 100)	2,545,000	2,599,781
Illinois Fin Auth Rev 5% 7/1/2036 (Pre-refunded to 7/1/2026 at 100)	5,715,000	5,838,016
Illinois Fin Auth Rev Series 2016 A, 5% 8/15/2033 (Pre-refunded to 8/15/2026 at 100)	3,205,000	3,278,855
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	35,000	35,687
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2033 (Pre-refunded to 2/15/2027 at 100)	670,000	693,699
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036 (Pre-refunded to 2/15/2027 at 100)	420,000	434,856
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	3,290,000	3,406,375
Illinois Finance Authority Rev 4% 2/15/2036 (Pre-refunded to 2/15/2027 at 100)	4,250,000	4,333,381
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	4,750,000	4,843,191
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Escrowed to Maturity) (h)	815,000	785,363
		26,513,014
General Obligations - 3.8%
Champaign County Community Unit School District No 4 Champaign 0% 1/1/2026 (h)	800,000	785,041
Champaign County Community Unit School District No 4 Champaign 0% 1/1/2028 (h)	575,000	524,687
Chicago IL Brd Ed 5% 12/1/2026	4,625,000	4,688,027
Chicago IL Brd Ed 5% 12/1/2026	905,000	917,333
Chicago IL Brd Ed 6.5% 12/1/2046	700,000	706,923
Chicago IL Brd Ed 7% 12/1/2046 (d)	2,400,000	2,466,180
Chicago IL Brd Ed Series 2017 H, 5% 12/1/2046	3,275,000	2,971,417
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2027	6,280,000	6,441,964
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2033	700,000	703,717
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2034	1,400,000	1,401,627
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2028	6,520,000	6,741,376
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	1,335,000	1,368,536
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2028	510,000	527,316
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	930,000	965,628
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2030	900,000	922,609
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2032	1,250,000	1,267,189
Chicago IL Brd Ed Series 2021B, 5% 12/1/2031	3,250,000	3,363,532
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2047	11,070,000	10,215,209
Chicago IL Brd Ed Series D, 5% 12/1/2027	2,500,000	2,564,476
Chicago IL Gen. Oblig. 4% 1/1/2035	8,000,000	7,733,396
Chicago IL Gen. Oblig. 5% 1/1/2034	7,000,000	7,280,004
Chicago IL Gen. Oblig. 5% 1/1/2035	2,460,000	2,540,739
Chicago IL Gen. Oblig. 5.25% 1/1/2036	1,500,000	1,558,026
Chicago IL Gen. Oblig. Series 2019A, 5.5% 1/1/2035	2,000,000	2,075,004
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2031	850,000	887,331
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2031	7,690,000	8,126,270
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2034	4,995,000	5,167,533
Chicago IL Gen. Oblig. Series 2025B, 5.25% 1/1/2037	7,195,000	7,556,947
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2038	2,705,000	2,863,740
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2040	1,315,000	1,369,541
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2041	2,705,000	2,788,864
Chicago IL Gen. Oblig. Series 2025C, 5.5% 1/1/2041	5,865,000	6,042,379
Chicago IL Gen. Oblig. Series 2025E, 5.5% 1/1/2041	9,000,000	9,279,031
Cook Cnty IL Gen. Oblig. 5% 11/15/2025	1,150,000	1,157,655
Cook Cnty IL Gen. Oblig. 5% 11/15/2026	2,300,000	2,364,414
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	1,575,000	1,598,081
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	1,585,000	1,622,827
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	795,000	818,490
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2029	4,365,000	4,739,820
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2033	1,425,000	1,579,635
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2033	1,125,000	924,025
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2034	1,165,000	932,084
Cook County IL Community Consolidate School District No 034 Glenview Series 2021 A, 3% 12/1/2036	2,535,000	2,233,889
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2033	620,000	699,339
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2034	650,000	721,939
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2035	500,000	551,246
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2036	780,000	849,645
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2037	750,000	809,405
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2038	500,000	536,285
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2039	600,000	641,444
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2040	500,000	529,866
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029	935,000	962,908
Illinois St Gen. Oblig. 5% 2/1/2027	4,160,000	4,277,293
Illinois St Gen. Oblig. 5% 2/1/2028	5,965,000	6,118,070
Illinois St Gen. Oblig. 5% 3/1/2029	3,650,000	3,859,510
Illinois St Gen. Oblig. 5% 3/1/2030	15,000,000	16,022,480
Illinois St Gen. Oblig. 5% 3/1/2031	23,510,000	25,320,120
Illinois St Gen. Oblig. 5% 3/1/2032	6,160,000	6,673,032
Illinois St Gen. Oblig. 5% 3/1/2033	14,300,000	15,396,122
Illinois St Gen. Oblig. 5% 3/1/2036	18,040,000	19,015,233
Illinois St Gen. Oblig. 5.5% 1/1/2028	1,410,000	1,487,242
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2033	1,085,000	1,091,267
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2025	12,765,000	12,841,501
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2030	10,690,000	11,418,687
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2035	8,775,000	9,319,031
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2037	4,590,000	4,870,410
Illinois St Gen. Oblig. Series JUNE 2016, 5% 6/1/2026	1,035,000	1,052,084
Illinois St Gen. Oblig. Series JUNE 2022 B, 5% 3/1/2034	30,000,000	32,082,678
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	2,725,000	2,805,708
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2030	2,000,000	2,136,331
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2029	885,000	937,486
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2038	5,000,000	5,271,003
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2040	2,585,000	2,688,906
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2042	9,000,000	9,233,312
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2028	5,000,000	5,235,220
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	22,070,000	23,420,744
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2035	33,175,000	35,237,317
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2034	5,480,000	5,956,249
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2036	5,000,000	5,334,999
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	1,915,000	1,971,700
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2041	6,000,000	6,118,615
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2042	3,670,000	3,793,033
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2044	3,290,000	3,359,498
Illinois St Gen. Oblig. Series OCT 2020 B, 4% 10/1/2032	3,610,000	3,612,424
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2030	11,425,000	12,265,209
Illinois St Gen. Oblig. Series OCT 2020 C, 4.125% 10/1/2036	1,500,000	1,455,338
Illinois St Gen. Oblig. Series OCTOBER 2016, 4% 2/1/2030 (Assured Guaranty Municipal Corp Insured)	8,335,000	8,376,752
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2017, 5% 1/1/2029	1,790,000	1,862,433
Lake Cnty IL Forest Presv Dist Gen. Oblig. 2% 12/15/2033	1,000,000	824,699
Mchenry Cnty IL Comnty SD #200 0% 1/15/2026 (National Public Finance Guarantee Corporation Insured) (h)	5,645,000	5,544,600
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2032	11,240,000	11,733,621
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2034 (Assured Guaranty Municipal Corp Insured)	275,000	307,642
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2035 (Assured Guaranty Municipal Corp Insured)	250,000	277,330
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2036 (Assured Guaranty Municipal Corp Insured)	225,000	247,379
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2037 (Assured Guaranty Municipal Corp Insured)	315,000	343,324
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2038 (Assured Guaranty Municipal Corp Insured)	250,000	269,903
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2039 (Assured Guaranty Municipal Corp Insured)	350,000	374,456
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2035 (Assured Guaranty Municipal Corp Insured)	525,000	572,316
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2036 (Assured Guaranty Municipal Corp Insured)	260,000	280,531
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2037 (Assured Guaranty Municipal Corp Insured)	215,000	229,971
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2038 (Assured Guaranty Municipal Corp Insured)	230,000	244,036
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2039 (Assured Guaranty Municipal Corp Insured)	230,000	241,841
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Assured Guaranty Municipal Corp Insured) (h)	4,785,000	4,590,445
Winnebago Boone Etc Cntys Ill Cmnty College Dist No 511 4% 1/1/2035 (b)	15,000,000	15,000,015
		492,083,735
Health Care - 1.4%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 3.75% 2/15/2034 (Pre-refunded to 2/15/2027 at 100)	2,705,000	2,746,124
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2026	2,590,000	2,621,542
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2028	6,800,000	7,014,992
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	10,570,000	10,884,113
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2031	1,650,000	1,693,224
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	12,725,000	13,036,693
Illinois Fin Auth Rev (Carle Foundation Hospital,Il Proj.) Series 2016 A, 5% 2/15/2026	1,455,000	1,470,648
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	1,755,000	1,777,288
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	1,900,000	1,912,593
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2025	1,585,000	1,586,051
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2026	1,940,000	1,981,646
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2028	2,040,000	2,140,319
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2029	9,870,000	10,367,168
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2030	9,845,000	10,306,167
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2031	21,400,000	22,357,731
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2027	1,015,000	1,019,009
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2028	1,215,000	1,219,874
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2029	1,830,000	1,836,677
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2032	3,375,000	3,382,359
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2028	2,380,000	2,415,909
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	1,330,000	1,348,112
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2018A, 5% 5/15/2032	9,255,000	9,640,680
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2026	2,600,000	2,601,895
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2029	780,000	780,709
Illinois Fin Auth Rev (Rush University Medical Center Proj.) Series 2015B, 5% 11/15/2026	2,940,000	2,942,705
Illinois Fin Auth Rev (Silver Cross Health System IL Proj.) Series 2015 C, 5% 8/15/2027	875,000	876,962
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2036	1,080,000	1,053,584
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	15,000	13,726
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2033	4,185,000	4,279,343
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	2,065,000	2,098,291
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2041	3,575,000	3,597,061
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	3,335,000	2,353,450
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021B, 5% tender 8/15/2053 (b)	2,940,000	3,187,324
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2030	2,170,000	2,362,795
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2031	1,060,000	1,151,385
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2032	1,500,000	1,620,476
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2033	1,250,000	1,342,094
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2022A, 5% 8/15/2038	2,700,000	2,833,713
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2022A, 5% 8/15/2039	3,300,000	3,438,673
Illinois Finance Authority Rev (Northwestern Memorial Hosp,Il Proj.) Series 2021A, 4% 7/15/2039	1,500,000	1,399,019
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 1, 5% tender 8/15/2054 (b)	13,745,000	14,695,167
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 3, 5% tender 8/15/2064 (b)	9,540,000	10,239,781
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2033	1,300,000	1,402,782
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2034	870,000	936,179
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2035	885,000	942,944
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2036	530,000	559,442
		179,468,419
Housing - 0.2%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	1,825,000	1,744,509
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 C, 5% 4/1/2028	1,200,000	1,263,018
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	970,000	971,713
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	1,870,000	1,636,207
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) 3.5% 4/1/2052	9,995,000	9,934,959
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2024 I, 6% 10/1/2055	9,510,000	10,490,017
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	8,298,670	7,288,927
		33,329,350
Special Tax - 1.6%
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2033	1,000,000	1,114,336
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2034	1,925,000	2,131,549
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2035	1,270,000	1,408,700
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2032	405,000	450,774
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2034	300,000	329,917
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2035	850,000	925,681
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2036	1,725,000	1,847,979
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2037	1,250,000	1,322,193
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2038	360,000	377,777
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2039	2,000,000	2,083,661
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2041	1,250,000	1,288,262
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2042	2,750,000	2,815,175
Illinois St Sales Tax Rev 5% 6/15/2026	1,500,000	1,526,493
Illinois St Sales Tax Rev 5% 6/15/2027	3,000,000	3,112,481
Illinois St Sales Tax Rev Series 2021 A, 3% 6/15/2034	2,805,000	2,491,716
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2026	21,960,000	22,347,855
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2027	22,070,000	22,897,488
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2028	22,070,000	23,288,404
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2031	16,485,000	17,969,217
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2032	13,830,000	15,164,710
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2033	11,555,000	12,704,843
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2034	8,415,000	9,232,905
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (h)	9,965,000	8,543,748
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (National Public Finance Guarantee Corporation Insured) (h)	15,070,000	12,847,326
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (h)	2,835,000	2,219,984
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2037 (h)	4,240,000	2,411,701
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2038 (h)	3,875,000	2,070,225
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2028 (h)	2,185,000	1,978,369
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (h)	2,595,000	2,255,189
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (h)	2,080,000	1,293,351
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2037 (h)	2,510,000	1,473,004
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2038 (h)	1,500,000	826,205
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2039 (h)	4,325,000	2,228,157
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Municipal Corp Insured) (h)	2,160,000	739,416
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Municipal Corp Insured) (h)	3,985,000	1,288,981
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2050	23,840,000	23,304,237
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2002 A, 0% 6/15/2031 (h)	1,755,000	1,416,826
		211,728,835
Transportation - 0.9%
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2032 (Build America Mutual Assurance Co Insured) (c)	9,830,000	10,601,964
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2033 (Build America Mutual Assurance Co Insured) (c)	3,000,000	3,246,399
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2029 (c)	1,000,000	1,049,796
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2030 (c)	3,000,000	3,180,536
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2031 (c)	3,080,000	3,285,612
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2032 (c)	3,400,000	3,642,607
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2033 (c)	3,745,000	4,017,134
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2034 (c)	2,000,000	2,145,504
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2035 (c)	2,000,000	2,136,836
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2029 (c)	2,155,000	2,168,044
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2030 (c)	3,290,000	3,307,238
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2031 (c)	3,850,000	3,866,989
Chicago IL O'Hare Intl Arpt Rev 4% 1/1/2036 (Assured Guaranty Municipal Corp Insured)	5,000,000	5,041,003
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2026	1,940,000	1,958,676
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (c)	2,415,000	2,481,460
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2028 (c)	460,000	469,447
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2031 (c)	2,850,000	2,896,940
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033	2,305,000	2,322,056
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033 (c)	1,455,000	1,472,928
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5% 1/1/2037 (Build America Mutual Assurance Co Insured)	1,330,000	1,431,960
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5.25% 1/1/2039 (Build America Mutual Assurance Co Insured)	1,195,000	1,284,392
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5.25% 1/1/2040 (Build America Mutual Assurance Co Insured)	1,700,000	1,808,469
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2038 (c)	2,500,000	2,603,307
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2039 (c)	2,555,000	2,636,743
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2041 (c)	2,100,000	2,190,168
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2042 (c)	2,450,000	2,535,648
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2035 (c)	1,165,000	1,248,493
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2036 (c)	5,540,000	5,866,430
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2037 (c)	3,395,000	3,574,687
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (c)	2,470,000	2,487,984
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) Series 2025, 5.5% 7/1/2037 (c)	2,400,000	2,602,563
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) Series 2025, 5.5% 7/1/2038 (c)	4,915,000	5,284,908
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) Series 2025, 5.5% 7/1/2039 (c)	1,400,000	1,498,254
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) Series 2025, 5.5% 7/1/2040 (c)	1,370,000	1,457,142
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 2021, 5% 6/1/2027	2,250,000	2,318,908
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 2021, 5% 6/1/2028	2,500,000	2,614,744
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	1,735,000	1,748,419
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	3,730,000	3,756,885
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2026	4,650,000	4,700,496
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2031	4,350,000	4,718,340
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2039	2,100,000	2,184,028
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	4,580,000	4,697,938
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2028	1,250,000	1,318,352
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2029	1,400,000	1,503,083
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2030	235,000	256,273
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2031	460,000	508,035
		128,127,818
Water & Sewer - 0.2%
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2033 (Build America Mutual Assurance Co Insured)	1,700,000	1,897,161
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2034 (Build America Mutual Assurance Co Insured)	1,250,000	1,398,159
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2035 (Build America Mutual Assurance Co Insured)	1,400,000	1,552,878
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2036 (Build America Mutual Assurance Co Insured)	2,800,000	3,074,948
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2037 (Build America Mutual Assurance Co Insured)	1,835,000	1,995,608
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 7/1/2029	5,030,000	5,194,544
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2031 (i)	1,525,000	1,674,699
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2032 (i)	570,000	632,848
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2033 (i)	1,420,000	1,589,129
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2035 (i)	690,000	778,377
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2036 (i)	940,000	1,053,674
		20,842,025
TOTAL ILLINOIS		1,173,622,320
Indiana - 1.3%
Education - 0.0%
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2029	1,185,000	1,252,060
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2030	2,220,000	2,353,468
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2033	1,445,000	1,523,266
		5,128,794
Electric Utilities - 0.2%
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (b)	1,550,000	1,514,560
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (b)(c)	2,750,000	2,691,143
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 3.75% tender 3/1/2031 (b)(c)	3,900,000	3,919,767
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 4.5% tender 5/1/2035 (b)(c)	3,200,000	3,234,727
Indinaplis IN Thermal Enrgy Sy Series 2016 A, 5% 10/1/2025	11,400,000	11,451,618
		22,811,815
General Obligations - 0.1%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 1/15/2034 (Build America Mutual Assurance Co Insured)	1,600,000	1,792,599
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2034 (Build America Mutual Assurance Co Insured)	1,275,000	1,433,383
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2035 (Build America Mutual Assurance Co Insured)	1,825,000	2,035,394
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2036 (Build America Mutual Assurance Co Insured)	2,600,000	2,872,964
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2037 (Build America Mutual Assurance Co Insured)	1,305,000	1,452,620
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2035 (Build America Mutual Assurance Co Insured)	1,365,000	1,522,363
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2036 (Build America Mutual Assurance Co Insured)	2,460,000	2,718,266
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2039 (Build America Mutual Assurance Co Insured)	2,200,000	2,396,194
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2040 (Build America Mutual Assurance Co Insured)	2,350,000	2,534,571
		18,758,354
Health Care - 0.8%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	1,940,000	1,616,608
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2038	1,000,000	1,046,684
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2039	1,000,000	1,035,433
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2040	1,000,000	1,025,769
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2041	1,085,000	1,101,040
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2019 B, 2.25% tender 12/1/2058 (b)	5,045,000	5,045,000
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025 D 4, 5% tender 10/1/2057 (b)(i)	12,710,000	13,932,311
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025D 3, 5% tender 10/1/2059 (b)(i)	33,520,000	36,843,558
Indiana Fin Auth Hosp Rev (Indiana University Health Proj.) Series 2011 L, 0.7% tender 12/1/2046 (b)	24,895,000	24,450,852
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2025	995,000	997,671
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2026	970,000	991,524
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2029	485,000	496,623
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2036	2,090,000	2,114,744
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (d)	3,640,000	3,028,922
		93,726,739
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	1,680,000	1,656,753
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 3% 7/1/2051	1,130,000	1,115,492
		2,772,245
Industrial Development - 0.1%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(c)	12,305,000	12,414,639
Other - 0.0%
Indiana Fin Auth Edl Facs Rev (Indianapolis Museum of Art Proj.) 4% 2/1/2034	6,125,000	6,314,141
Transportation - 0.1%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2032 (c)	550,000	591,215
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2033 (c)	875,000	935,272
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2034 (c)	750,000	796,849
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2035 (c)	850,000	897,120
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2036 (c)	1,000,000	1,062,693
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2037 (c)	850,000	897,095
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2038 (c)	1,000,000	1,047,501
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2039 (c)	2,075,000	2,158,064
		8,385,809
Water & Sewer - 0.0%
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2038	2,750,000	3,035,425
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2039	2,250,000	2,459,377
		5,494,802
TOTAL INDIANA		175,807,338
Iowa - 0.4%
Education - 0.3%
Iowa Student Ln Liquidity Corp 5% 12/1/2029 (c)	1,575,000	1,650,310
Iowa Student Ln Liquidity Corp 5% 12/1/2030 (c)	2,000,000	2,096,370
Iowa Student Ln Liquidity Corp 5% 12/1/2031 (c)	2,000,000	2,107,284
Iowa Student Ln Liquidity Corp 5% 12/1/2032 (c)	2,000,000	2,124,178
Iowa Student Ln Liquidity Corp Series 2019 B, 5% 12/1/2028 (c)	1,000,000	1,046,238
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2027 (c)	1,000,000	1,032,855
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2028 (c)	1,445,000	1,507,557
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2029 (c)	3,600,000	3,772,138
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2030 (c)	2,230,000	2,337,452
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2031 (c)	4,100,000	4,319,931
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2032 (c)	3,750,000	3,982,833
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2033 (c)	4,280,000	4,529,599
		30,506,745
General Obligations - 0.0%
City of Des Moines IA Gen. Oblig. Series 2020 A, 2% 6/1/2031	1,295,000	1,156,847
City of Des Moines IA Gen. Oblig. Series 2021 F, 2% 6/1/2034	3,310,000	2,720,926
Clear Lake Iowa Cmnty Sch Dist Series 2020, 2% 6/1/2034	1,340,000	1,100,353
		4,978,126
Health Care - 0.1%
Iowa Fin Auth Rev (Lifespace Proj.) 4% 5/15/2028	2,355,000	2,358,630
Iowa Fin Auth Rev (Lifespace Proj.) Series 2021 A, 4% 5/15/2053	1,000,000	778,838
Iowa Fin Auth Rev (Lifespace Proj.) Series 2023B, 7.25% 5/15/2038	4,600,000	5,158,937
		8,296,405
Industrial Development - 0.0%
Iowa Fin Auth Solid Waste Facs Rev 3.875% tender 1/1/2042, LOC Citibank NA (b)(c)	6,125,000	6,119,048
TOTAL IOWA		49,900,324
Kansas - 0.6%
Electric Utilities - 0.0%
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2030	970,000	971,642
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2032	1,115,000	1,116,850
		2,088,492
General Obligations - 0.1%
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2033 (Build America Mutual Assurance Co Insured)	515,000	570,080
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2034 (Build America Mutual Assurance Co Insured)	635,000	702,409
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2035 (Build America Mutual Assurance Co Insured)	770,000	846,814
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2036 (Build America Mutual Assurance Co Insured)	815,000	889,294
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2037 (Build America Mutual Assurance Co Insured)	1,335,000	1,445,087
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2038 (Build America Mutual Assurance Co Insured)	2,465,000	2,642,134
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2039 (Build America Mutual Assurance Co Insured)	2,210,000	2,356,397
		9,452,215
Special Tax - 0.5%
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2030	14,000,000	15,475,198
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2032	16,965,000	19,106,343
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2033	17,490,000	19,812,217
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2034	12,495,000	14,186,472
		68,580,230
TOTAL KANSAS		80,120,937
Kentucky - 3.2%
Education - 0.0%
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2032	460,000	468,543
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2033	375,000	380,074
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2035	235,000	236,068
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2038	570,000	555,356
		1,640,041
Electric Utilities - 0.1%
Carroll Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) Series 2004 A, 1.75% tender 10/1/2034 (b)(c)	7,955,000	7,713,123
General Obligations - 2.3%
Henderson Cnty KY Sch Dist Fincorp Sch Bldg Rev (Henderson County School District Proj.) 2.25% 6/1/2034	1,170,000	977,777
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	17,495,000	18,361,765
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	41,220,000	41,388,680
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	32,760,000	35,000,610
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (b)	47,700,000	50,426,323
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2028	4,855,000	5,152,165
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	565,000	599,827
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2031	1,425,000	1,502,523
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 8/1/2028	1,035,000	1,036,579
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2017 A, 5% 4/1/2027	4,625,000	4,807,092
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2017 D, 5% 5/1/2026	1,180,000	1,200,984
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2017 D, 5% 5/1/2027	970,000	1,010,094
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2017 D, 5% 5/1/2028	970,000	1,007,158
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2024 A, 5% 11/1/2038	1,385,000	1,489,527
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2031	2,030,000	2,153,094
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2032	3,000,000	3,168,227
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2033	1,515,000	1,593,222
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 2/1/2029	5,555,000	5,616,615
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 2/1/2030	5,670,000	5,731,245
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 2/1/2032	2,230,000	2,252,019
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 2/1/2033	2,770,000	2,796,388
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2029	2,300,000	2,478,016
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2034	6,200,000	6,990,912
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2036	9,020,000	10,066,251
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2037	9,450,000	10,403,598
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2038	8,890,000	9,640,969
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2039	15,000,000	16,065,383
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2040	6,500,000	6,909,091
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2026	4,825,000	4,968,281
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2027	16,420,000	16,833,630
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2039	8,815,000	9,375,869
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2040	5,825,000	6,176,189
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2041	1,295,000	1,361,365
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2042	5,500,000	5,729,747
Kentucky St Tpk Auth Economic (Kentucky St Proj.) Series 2022 B, 5% 7/1/2032	400,000	442,255
Kentucky St Tpk Auth Economic (Kentucky St Proj.) Series 2022 B, 5% 7/1/2034	400,000	436,599
		295,150,069
Health Care - 0.3%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2033	1,490,000	1,455,335
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2028	880,000	912,299
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2029	530,000	554,751
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2031	460,000	475,194
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2032	1,105,000	1,164,566
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2026	1,815,000	1,815,888
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2027	1,910,000	1,911,838
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2028	2,005,000	2,006,800
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2029	2,105,000	2,106,784
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2030	2,215,000	2,216,750
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2029	17,585,000	17,936,138
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	4,300,000	4,430,871
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	3,700,000	3,945,671
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	2,595,000	2,648,633
		43,581,518
Industrial Development - 0.4%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 4.65% 7/1/2060 VRDN (b)(c)	34,000,000	34,000,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 4.65% 7/1/2060 VRDN (b)(c)	16,075,000	16,075,000
		50,075,000
Special Tax - 0.0%
Kentucky Bond Dev Corp Trans Tax Rev (Lexington KY Ctr Corp Proj.) Series 2018 A, 5% 9/1/2026	1,745,000	1,786,504
Kentucky Bond Dev Corp Trans Tax Rev (Lexington KY Ctr Corp Proj.) Series 2018 A, 5% 9/1/2028	1,880,000	1,990,147
Kentucky Bond Dev Corp Trans Tax Rev (Lexington KY Ctr Corp Proj.) Series 2018 A, 5% 9/1/2030	520,000	549,885
		4,326,536
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2026	585,000	591,067
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2029	1,555,000	1,568,183
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2030	1,625,000	1,638,254
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2037 (c)	1,355,000	1,453,322
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2038 (c)	3,000,000	3,187,578
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2039 (c)	1,335,000	1,405,839
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2040 (c)	1,250,000	1,301,487
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2041 (c)	1,325,000	1,367,792
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2042 (c)	1,875,000	1,920,778
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2043 (c)	2,100,000	2,139,749
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2044 (c)	2,250,000	2,285,000
		18,859,049
Water & Sewer - 0.0%
Louisville & Jefferson Cnty KY Metro Govt Brd Wtr Wks Wtr Sys Rev Series 2022, 5% 11/15/2035	2,980,000	3,286,016
TOTAL KENTUCKY		424,631,352
Louisiana - 0.8%
Health Care - 0.0%
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2035	1,655,000	1,709,989
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2036	1,795,000	1,847,173
		3,557,162
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	3,790,000	4,094,086
Industrial Development - 0.2%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	12,590,000	12,657,646
St John Baptist Parish LA Rev (ConocoPhillips Proj.) 2.2% 6/1/2037 (b)	9,665,000	9,542,712
		22,200,358
Transportation - 0.3%
New Orleans LA Aviation Board 5% 1/1/2026 (c)	730,000	737,027
New Orleans LA Aviation Board 5% 1/1/2029 (c)	485,000	494,640
New Orleans LA Aviation Board 5% 1/1/2029 (c)	390,000	397,751
New Orleans LA Aviation Board 5% 1/1/2030 (c)	665,000	677,585
New Orleans LA Aviation Board 5% 1/1/2031 (c)	730,000	742,023
New Orleans LA Aviation Board 5% 1/1/2032 (c)	1,495,000	1,515,628
New Orleans LA Aviation Board 5% 1/1/2035 (c)	1,115,000	1,125,055
New Orleans LA Aviation Board 5% 1/1/2036 (c)	630,000	634,611
New Orleans LA Aviation Board 5% 1/1/2037 (c)	485,000	487,676
New Orleans LA Aviation Board 5% 1/1/2038 (c)	7,380,000	7,669,051
New Orleans LA Aviation Board 5% 1/1/2038 (c)	2,670,000	2,774,575
New Orleans LA Aviation Board 5% 1/1/2038 (c)	570,000	572,026
New Orleans LA Aviation Board 5% 1/1/2039 (c)	7,465,000	7,687,908
New Orleans LA Aviation Board 5% 1/1/2039 (c)	2,605,000	2,682,786
New Orleans LA Aviation Board 5.25% 1/1/2040 (c)	5,735,000	6,020,485
New Orleans LA Aviation Board 5.25% 1/1/2040 (c)	2,945,000	3,091,601
		37,310,428
Water & Sewer - 0.3%
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2035	3,465,000	3,497,316
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2036	1,960,000	1,960,468
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2038	1,445,000	1,392,644
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2039	2,890,000	2,731,231
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2037 (Build America Mutual Assurance Co Insured)	10,000,000	10,853,081
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2038 (Build America Mutual Assurance Co Insured)	6,290,000	6,793,656
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2039 (Build America Mutual Assurance Co Insured)	2,400,000	2,570,976
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2040 (Build America Mutual Assurance Co Insured)	2,400,000	2,541,230
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2041 (Build America Mutual Assurance Co Insured)	1,400,000	1,471,504
		33,812,106
TOTAL LOUISIANA		100,974,140
Maine - 0.1%
General Obligations - 0.1%
Brunswick ME 2% 11/1/2032	1,095,000	943,946
Brunswick ME 2.125% 11/1/2034	1,195,000	990,561
Brunswick ME 2.375% 11/1/2037	605,000	475,029
Yarmouth MA Series 2020, 2% 11/15/2035	1,180,000	928,618
		3,338,154
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	2,030,000	1,615,064
Housing - 0.0%
Maine Hsg Auth Mtg Series A 3, 3.5% 11/15/2034	1,535,000	1,478,571
Transportation - 0.0%
Maine Turnpike Auth Rev Bonds 5% 7/1/2027	1,940,000	1,940,000
TOTAL MAINE		8,371,789
Maryland - 1.1%
Education - 0.0%
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2035	500,000	478,380
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2046	1,500,000	1,256,118
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2051	1,000,000	808,469
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2055	1,000,000	789,610
		3,332,577
General Obligations - 0.3%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2036	2,300,000	2,088,486
Baltimore Cnty MD Gen. Oblig. 5% 3/1/2039	5,140,000	5,561,749
Baltimore Cnty MD Gen. Oblig. 5% 3/1/2040	2,385,000	2,556,528
Baltimore Cnty MD Gen. Oblig. Series 2020, 4% 3/1/2036	7,310,000	7,397,298
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	3,205,000	2,884,428
Baltimore Cnty MD Gen. Oblig. Series 2023, 5% 3/1/2039	1,885,000	2,039,669
Baltimore Cnty MD Gen. Oblig. Series 2023, 5% 3/1/2040	1,980,000	2,122,400
Charles Cnty MD Gen. Oblig. Series 2019, 3% 10/1/2033	2,330,000	2,198,415
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2035	1,475,000	1,626,115
State of Maryland Gen. Oblig. Series SECOND 2021 A, 4% 8/1/2035	2,575,000	2,621,700
State of Maryland Gen. Oblig. Series SECOND 2021 A, 5% 8/1/2033	1,810,000	2,000,031
Washington Suburban Sanitary Dist MD Series 2021, 2.125% 6/1/2037	4,555,000	3,545,275
Washington Suburban Sanitary Dist MD Series 2023, 5% 6/1/2041	4,140,000	4,409,713
		41,051,807
Health Care - 0.1%
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	1,410,000	1,281,057
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2033	2,185,000	2,210,410
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2034	1,600,000	1,616,234
Maryland St Hlth & HI Ed Facs (Meritus Health Inc,Md Proj.) 5% 7/1/2027	1,000,000	1,000,000
Maryland St Hlth & HI Ed Facs (Meritus Health Inc,Md Proj.) 5% 7/1/2028	1,300,000	1,300,000
Maryland St Hlth & HI Ed Facs (Meritus Health Inc,Md Proj.) 5% 7/1/2029	2,200,000	2,200,000
Maryland St Hlth & HI Ed Facs (Meritus Health Inc,Md Proj.) 5% 7/1/2031	1,000,000	1,000,000
		10,607,701
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	2,300,000	2,293,095
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	2,300,000	2,301,410
		4,594,505
Special Tax - 0.1%
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 3.25% 9/1/2030	450,000	430,610
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 4% 9/1/2040	2,095,000	1,867,302
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 4% 9/1/2050	2,625,000	2,110,859
Maryland St Dept Transn Cons Series 2019, 4% 10/1/2032	3,600,000	3,648,761
Maryland St Dept Transn Cons Series 2022 A, 5% 12/1/2025	1,400,000	1,412,760
		9,470,292
Transportation - 0.4%
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2036 (c)	3,185,000	3,271,326
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2037 (c)	2,500,000	2,550,229
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2038 (c)	2,200,000	2,228,462
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2039 (c)	1,700,000	1,710,834
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 6/30/2039 (c)	3,700,000	3,729,196
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2032 (c)	1,250,000	1,334,222
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2033 (c)	1,000,000	1,059,793
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2035 (c)	1,850,000	1,936,002
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2036 (c)	1,000,000	1,039,609
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2036 (Assured Guaranty Municipal Corp Insured) (c)	2,600,000	2,760,991
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2037 (Assured Guaranty Municipal Corp Insured) (c)	5,855,000	6,160,580
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2038 (Assured Guaranty Municipal Corp Insured) (c)	3,150,000	3,279,194
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2039 (Assured Guaranty Municipal Corp Insured) (c)	2,250,000	2,323,388
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2040 (Assured Guaranty Municipal Corp Insured) (c)	1,575,000	1,662,502
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2041 (Assured Guaranty Municipal Corp Insured) (c)	1,695,000	1,773,018
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2042 (Assured Guaranty Municipal Corp Insured) (c)	1,800,000	1,867,661
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2043 (Assured Guaranty Municipal Corp Insured) (c)	2,325,000	2,398,742
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2044 (Assured Guaranty Municipal Corp Insured) (c)	2,090,000	2,145,657
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2026	1,940,000	1,967,007
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2027	1,310,000	1,344,288
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2031	970,000	1,001,633
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2032	970,000	998,783
Maryland St Transn Auth Transn Series 2020, 5% 7/1/2034	5,650,000	6,111,482
		54,654,599
Water & Sewer - 0.2%
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 C, 5% 7/1/2028	3,465,000	3,576,432
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 C, 5% 7/1/2031	6,580,000	6,746,889
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 C, 5% 7/1/2033	6,635,000	6,783,412
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 D, 5% 7/1/2033	5,630,000	5,756,760
		22,863,493
TOTAL MARYLAND		146,574,974
Massachusetts - 1.1%
Education - 0.2%
Massachusetts Development Finance Agency (Northeastern University Proj.) Series 2022, 5% 10/1/2034	1,750,000	1,947,337
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2030	1,435,000	1,475,505
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2032	1,040,000	1,060,689
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2031 (c)	8,485,000	9,012,116
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2033 (c)	2,280,000	2,414,872
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2026 (c)	3,600,000	3,659,759
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2027 (c)	2,350,000	2,419,092
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2028 (c)	1,775,000	1,847,409
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2029 (c)	1,925,000	2,014,763
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2030 (c)	1,000,000	1,048,961
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2031 (c)	800,000	849,698
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) Series 2016, 5% 10/1/2041	3,800,000	3,687,141
University Mass Bldg Auth Proj (Univ of Massachusetts Proj.) Series 2022 1, 5% 11/1/2039	2,135,000	2,245,656
		33,682,998
General Obligations - 0.4%
Braintree MA Gen. Oblig. Series 2020, 2% 10/15/2035	2,115,000	1,707,636
Massachusetts St Gen. Oblig. 5% 1/1/2036	2,560,000	2,687,500
Massachusetts St Gen. Oblig. 5% 10/1/2033	4,785,000	5,380,794
Massachusetts St Gen. Oblig. 5% 10/1/2034	6,000,000	6,670,461
Massachusetts St Gen. Oblig. 5% 7/1/2034	3,000,000	3,423,397
Massachusetts St Gen. Oblig. 5% 7/1/2035	3,000,000	3,427,766
Massachusetts St Gen. Oblig. 5% 7/1/2036	1,435,000	1,619,240
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2028	1,100,000	1,124,892
Massachusetts St Gen. Oblig. Series 2019B, 5% 7/1/2036	1,700,000	1,781,060
Massachusetts St Gen. Oblig. Series 2021A, 5% 9/1/2025	13,755,000	13,802,105
Somerville MA Series 2020, 2% 10/15/2037	3,580,000	2,708,786
Stoneham Mass Series 2022, 2.125% 1/15/2038	3,335,000	2,557,371
		46,891,008
Health Care - 0.1%
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 1, 5% tender 7/1/2050 (b)	10,135,000	10,927,450
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2042	2,250,000	2,334,750
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2043	4,100,000	4,225,537
		17,487,737
Special Tax - 0.2%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2032 (h)	12,450,000	9,686,888
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2038	10,170,000	10,485,435
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2039	10,765,000	11,052,728
		31,225,051
Transportation - 0.2%
MA Dept Transn Met Hwy Sys Rev Series 2019 A, 5% 1/1/2031	7,500,000	8,044,337
Massachusetts St Port Auth Rev 5% 7/1/2035 (c)	2,400,000	2,544,390
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2031 (c)	5,000,000	5,259,794
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2032 (c)	1,500,000	1,636,523
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2033 (c)	1,025,000	1,111,319
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2034 (c)	1,350,000	1,454,050
		20,050,413
TOTAL MASSACHUSETTS		149,337,207
Michigan - 2.8%
Education - 0.6%
Michigan St Univ Revs Series 2024A, 5% 8/15/2033	1,375,000	1,556,374
Michigan St Univ Revs Series 2024A, 5% 8/15/2035	3,000,000	3,356,465
Michigan St Univ Revs Series 2024A, 5% 8/15/2037	2,000,000	2,201,007
Michigan St Univ Revs Series 2024A, 5% 8/15/2038	2,000,000	2,174,380
Michigan St Univ Revs Series 2025A, 5% 2/15/2031	1,850,000	2,054,831
Michigan St Univ Revs Series 2025A, 5% 2/15/2032	4,030,000	4,518,204
Michigan St Univ Revs Series 2025A, 5% 2/15/2036	3,500,000	3,924,338
Michigan St Univ Revs Series 2025A, 5% 2/15/2037	4,000,000	4,436,550
Michigan St Univ Revs Series 2025A, 5% 2/15/2038	4,785,000	5,247,860
Michigan St Univ Revs Series 2025A, 5% 8/15/2031	1,500,000	1,676,239
Michigan St Univ Revs Series 2025A, 5% 8/15/2032	2,000,000	2,251,957
Michigan St Univ Revs Series 2025A, 5% 8/15/2036	1,500,000	1,673,419
Michigan St Univ Revs Series 2025A, 5% 8/15/2037	3,515,000	3,878,439
Michigan St Univ Revs Series 2025A, 5% 8/15/2038	3,165,000	3,451,915
Michigan Technological Univ Series 2021, 4% 10/1/2041	1,450,000	1,356,775
Michigan Technological Univ Series 2021, 5% 10/1/2030	1,645,000	1,797,934
Michigan Technological Univ Series 2021, 5% 10/1/2031	1,250,000	1,377,676
Michigan Technological Univ Series 2021, 5% 10/1/2032	1,250,000	1,366,395
Michigan Technological Univ Series 2021, 5% 10/1/2033	1,325,000	1,441,212
Michigan Technological Univ Series 2021, 5% 10/1/2034	1,405,000	1,518,309
Oakland Univ Mich Rev 5% 3/1/2026	480,000	486,296
Oakland Univ Mich Rev 5% 3/1/2033	1,000,000	1,097,543
Oakland Univ Mich Rev 5% 3/1/2033	1,000,000	1,097,543
Oakland Univ Mich Rev 5% 3/1/2034	1,905,000	2,071,502
Oakland Univ Mich Rev 5% 3/1/2034	1,250,000	1,359,253
Oakland Univ Mich Rev 5% 3/1/2035	2,000,000	2,158,783
Oakland Univ Mich Rev 5% 3/1/2036	2,095,000	2,244,169
Oakland Univ Mich Rev 5% 3/1/2037	2,200,000	2,340,039
Oakland Univ Mich Rev 5% 3/1/2038	2,310,000	2,438,844
Oakland Univ Mich Rev 5% 3/1/2038	1,330,000	1,404,183
Oakland Univ Mich Rev 5% 3/1/2039	2,425,000	2,543,788
Oakland Univ Mich Rev 5% 3/1/2039	1,375,000	1,442,354
University MI Univ Revs 5% 4/1/2033	1,440,000	1,622,811
		73,567,387
Electric Utilities - 0.1%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	5,760,000	5,652,281
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5.25% 2/28/2042	1,250,000	1,291,595
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5.25% 2/28/2043	1,600,000	1,648,679
Michigan St Strategic Fd Ltd Oblig Rev (Dte Elec Co Proj.) Series 2023 DT, 3.875% tender 6/1/2053 (b)(c)	3,500,000	3,375,040
		11,967,595
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2027 (Pre-refunded to 5/15/2026 at 100)	20,000	20,353
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2028 (Pre-refunded to 5/15/2026 at 100)	15,000	15,264
		35,617
General Obligations - 1.3%
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2030	3,300,000	3,615,709
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2031	4,950,000	5,486,221
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2032	5,650,000	6,322,375
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2033	6,020,000	6,787,306
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2034	6,355,000	7,181,430
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2036	6,340,000	7,090,705
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2037	7,815,000	8,642,994
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2038	8,255,000	9,026,043
Detroit MI Gen. Oblig. Series 2021A, 4% 4/1/2041	1,575,000	1,403,992
Detroit MI Gen. Oblig. Series 2021A, 4% 4/1/2042	600,000	522,839
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2031	900,000	965,699
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2033	1,075,000	1,143,802
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2033	2,760,000	2,986,187
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2034	2,895,000	3,132,887
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2035	3,040,000	3,279,289
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2036	3,195,000	3,415,077
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2037	3,355,000	3,554,382
Detroit Mich Sch Dist Series 2005A, 5.25% 5/1/2030 (Assured Guaranty Municipal Corp Insured), (State of Michigan Guaranteed)	18,655,000	20,595,588
Forest Hills MI Pub Schs 5% 5/1/2034	1,575,000	1,782,399
Forest Hills MI Pub Schs 5% 5/1/2035	1,920,000	2,178,915
Forest Hills MI Pub Schs 5% 5/1/2036	3,000,000	3,354,790
Forest Hills MI Pub Schs 5% 5/1/2037	3,050,000	3,377,580
Forest Hills MI Pub Schs 5% 5/1/2038	3,285,000	3,596,540
Forest Hills MI Pub Schs 5% 5/1/2039	2,000,000	2,169,610
Forest Hills MI Pub Schs 5% 5/1/2040	2,000,000	2,147,937
Forest Hills MI Pub Schs 5% 5/1/2045	1,100,000	1,149,265
Grand Blanc MI Cmnty Schs Series 2020, 2.25% 11/1/2040 (State of Michigan Guaranteed)	2,425,000	1,686,879
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2037	1,000,000	1,105,802
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2038	1,550,000	1,694,964
Grand Rapids MI Pub Schs 5% 5/1/2027 (Assured Guaranty Municipal Corp Insured)	1,310,000	1,361,281
Grand Rapids MI Pub Schs 5% 5/1/2029 (Assured Guaranty Municipal Corp Insured)	1,890,000	1,955,950
Grand Rapids MI Pub Schs 5% 5/1/2030 (Assured Guaranty Municipal Corp Insured)	3,400,000	3,453,092
Grand Rapids MI Pub Schs 5% 5/1/2031 (Assured Guaranty Municipal Corp Insured)	4,855,000	4,925,991
Grand Rapids MI Pub Schs 5% 5/1/2032 (Assured Guaranty Municipal Corp Insured)	730,000	740,011
Grand Rapids MI Pub Schs 5% 5/1/2033 (Assured Guaranty Municipal Corp Insured)	3,030,000	3,070,051
Howell MI Pub Schs 5% 5/1/2036 (State of Michigan Guaranteed)	1,300,000	1,437,826
Howell MI Pub Schs 5% 5/1/2037 (State of Michigan Guaranteed)	1,500,000	1,644,241
Howell MI Pub Schs 5% 5/1/2038 (State of Michigan Guaranteed)	2,750,000	2,980,305
Lake Orion MI Sch Dist 5% 5/1/2029 (State of Michigan Guaranteed)	1,685,000	1,817,626
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	5,020,000	3,822,379
Michigan St Bldg Auth Rev (State of Michigan Proj.) 5% 4/15/2035	2,720,000	2,770,328
Portage MI Pub Schs 5% 11/1/2027	1,215,000	1,236,896
Portage MI Pub Schs 5% 11/1/2029	3,080,000	3,134,483
Utica MI Cmnty Schs Series 2019, 5% 5/1/2030 (State of Michigan Guaranteed)	1,650,000	1,780,154
Utica MI Cmnty Schs Series 2019, 5% 5/1/2032 (State of Michigan Guaranteed)	2,300,000	2,470,079
Utica MI Cmnty Schs Series 2019, 5% 5/1/2033 (State of Michigan Guaranteed)	1,875,000	2,002,246
Utica MI Cmnty Schs Series 2019, 5% 5/1/2034 (State of Michigan Guaranteed)	2,450,000	2,604,379
Warren MI Cons Sch Dist 5% 5/1/2030 (State of Michigan Guaranteed)	4,415,000	4,481,018
Warren MI Cons Sch Dist 5% 5/1/2031 (State of Michigan Guaranteed)	4,660,000	4,728,140
Warren MI Cons Sch Dist 5% 5/1/2032 (State of Michigan Guaranteed)	4,955,000	5,025,816
		176,839,498
Health Care - 0.4%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2027	3,255,000	3,308,915
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2028	2,460,000	2,500,736
Michigan Fin Auth Rev (Bronson Methodist Hsp, Mi Proj.) Series 2019 B, 5% tender 11/15/2044 (b)	5,450,000	5,556,107
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2033	5,065,000	5,585,744
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2034	2,530,000	2,767,873
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2035	1,445,000	1,563,799
Michigan Fin Auth Rev (Corewell Health Proj.) Series 2022, 5% 4/15/2032	8,285,000	9,157,856
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015 D2, 1.2% tender 10/15/2038 (b)	1,775,000	1,665,973
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2025	2,915,000	2,938,558
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2026	1,270,000	1,309,139
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2027	1,215,000	1,272,515
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2028	1,940,000	2,026,931
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2025	1,260,000	1,270,183
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2026	1,940,000	1,999,787
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2027	1,295,000	1,356,919
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2028	2,040,000	2,131,413
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2028	565,000	591,195
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2029	1,000,000	1,057,300
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2030	425,000	452,963
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2031	495,000	524,348
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2032	545,000	576,349
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2033	595,000	626,856
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2034	385,000	405,408
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2035	400,000	419,374
		51,066,241
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	1,805,000	1,797,170
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 5.5% 6/1/2053	8,925,000	9,408,518
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2021A, 3% 6/1/2052	3,950,000	3,881,814
		15,087,502
Special Tax - 0.1%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2036	2,000,000	2,177,357
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2037	2,000,000	2,159,376
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2038	2,000,000	2,136,054
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2039	2,000,000	2,111,188
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2040	620,000	650,708
		9,234,683
Tobacco Bonds - 0.1%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2030	775,000	812,405
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2031	1,005,000	1,053,871
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2032	970,000	1,012,845
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2033	1,745,000	1,819,140
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	2,340,000	2,368,560
		7,066,821
Transportation - 0.0%
State of Michigan (MI St Garvee Proj.) 5% 3/15/2027	3,230,000	3,358,761
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2029	245,000	256,126
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2030	380,000	396,007
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2031	390,000	405,687
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2036	535,000	545,771
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2029 (c)	685,000	705,611
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2030 (c)	485,000	498,819
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2031 (c)	525,000	537,758
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2033 (c)	375,000	381,439
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2036 (c)	810,000	817,213
		7,903,192
Water & Sewer - 0.1%
Great Lakes Sewer Auth Mich Series 2022A, 5% 7/1/2033	330,000	368,784
Great Lakes Sewer Auth Mich Series 2022A, 5% 7/1/2035	745,000	818,799
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2033	270,000	301,732
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2035	3,000,000	3,297,179
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D1, 5% 7/1/2027	415,000	415,612
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D1, 5% 7/1/2029	970,000	971,461
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D1, 5% 7/1/2031	1,165,000	1,166,667
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D1, 5% 7/1/2032	970,000	971,313
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D1, 5% 7/1/2033	825,000	826,117
		9,137,664
TOTAL MICHIGAN		361,906,200
Minnesota - 0.8%
Escrowed/Pre-Refunded - 0.0%
St Paul MN Hsg & Redev Auth Hosp Series 2015A, 5% 11/15/2040 (Pre-refunded to 11/15/2025 at 100)	1,410,000	1,419,204
General Obligations - 0.3%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2033	1,875,000	2,073,234
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2034	1,500,000	1,643,781
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2035	1,210,000	1,327,665
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2032	2,120,000	2,353,810
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022C, 5% 8/1/2033	1,780,000	1,977,685
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022C, 5% 8/1/2034	2,685,000	2,961,874
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022C, 5% 8/1/2035	2,820,000	3,081,254
Minnesota St Gen. Oblig. Series 2021B, 4% 9/1/2032	4,475,000	4,672,525
Minnesota St Gen. Oblig. Series 2022B, 4% 8/1/2036	11,000,000	11,160,892
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.45% 2/1/2037 (Minnesota St Guaranteed)	4,795,000	4,552,548
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.55% 2/1/2038 (Minnesota St Guaranteed)	5,005,000	4,687,182
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2032 (Minnesota St Guaranteed) (h)(i)	1,015,000	805,817
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2034 (Minnesota St Guaranteed) (h)(i)	1,280,000	927,494
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2036 (Minnesota St Guaranteed) (h)(i)	2,590,000	1,689,326
West St Paul MN Indept Sch Dis Series 2018 A, 3.6% 2/1/2037 (Minnesota St Guaranteed)	3,495,000	3,418,367
West St Paul MN Indept Sch Dis Series 2018 A, 3.65% 2/1/2038 (Minnesota St Guaranteed)	3,665,000	3,512,922
		50,846,376
Health Care - 0.4%
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2026	2,100,000	2,104,606
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	3,945,000	4,144,933
Shakopee Minn Sr Hsg Rev (Benedictine Living Communities Proj.) Series 2018, 5.85% tender 11/1/2058 (b)(d)	6,840,000	6,823,467
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2038	2,270,000	2,417,366
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2039	2,000,000	2,108,985
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2040	5,000,000	5,219,246
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2041	2,500,000	2,579,174
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2042	5,750,000	5,875,662
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2054	7,910,000	7,815,781
		39,089,220
Housing - 0.1%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	6,361,346	4,999,090
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 B, 3% 7/1/2051	1,490,000	1,468,304
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 D, 3% 1/1/2052	5,785,000	5,695,366
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	2,105,000	2,279,568
		14,442,328
Transportation - 0.0%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2032 (c)	780,000	841,254
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2033 (c)	1,165,000	1,245,248
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2034 (c)	1,135,000	1,202,557
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2035 (c)	705,000	742,022
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2036 (c)	565,000	590,805
		4,621,886
Water & Sewer - 0.0%
Minnesota Pub Facs Auth St Revolving Fd Rev Series 2016 B, 4% 3/1/2026	1,095,000	1,104,934
TOTAL MINNESOTA		111,523,948
Mississippi - 0.2%
General Obligations - 0.0%
Mississippi St Gen. Oblig. Series 2017 A, 5% 10/1/2030	5,340,000	5,575,409
Health Care - 0.2%
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 4% 10/1/2036 (d)	850,000	736,533
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 4% 10/1/2041 (d)	1,360,000	1,060,538
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2029 (d)	2,000,000	2,043,872
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2030 (d)	2,800,000	2,865,419
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2032 (d)	3,070,000	3,124,312
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2026	700,000	705,003
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2027	1,245,000	1,274,662
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2028	500,000	519,896
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2029	510,000	537,175
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2030	595,000	632,166
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2030	500,000	531,232
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2031	1,500,000	1,587,094
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2032	1,750,000	1,846,525
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2034	1,065,000	1,116,086
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2035	2,000,000	2,089,226
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	3,025,000	3,104,805
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 IV, 5% 10/1/2034	1,435,000	1,499,480
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 IV, 5% 10/1/2038	1,675,000	1,713,708
		26,987,732
TOTAL MISSISSIPPI		32,563,141
Missouri - 0.4%
General Obligations - 0.1%
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2034	950,000	1,035,646
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2035	1,250,000	1,355,780
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2036	1,250,000	1,344,155
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2037	1,350,000	1,440,404
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2038	2,000,000	2,116,331
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2039	2,740,000	2,876,985
		10,169,301
Health Care - 0.2%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2027	970,000	1,002,965
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	2,375,000	2,399,877
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2046	3,530,000	3,107,089
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) 5% 5/15/2029	970,000	988,388
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) 5% 5/15/2030	970,000	987,493
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) 5% 5/15/2031	970,000	986,330
Missouri Hlth & Edl Facs Rev (Lake Regional Hlth Proj.) Series 2021, 4% 2/15/2034	400,000	381,194
Missouri Hlth & Edl Facs Rev (Lake Regional Hlth Proj.) Series 2021, 5% 2/15/2030	670,000	705,171
Missouri Hlth & Edl Facs Rev (Lake Regional Hlth Proj.) Series 2021, 5% 2/15/2031	705,000	744,903
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2030	2,395,000	2,397,656
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2032	2,645,000	2,647,421
Missouri Hlth & Edl Facs Rev (Ssm Health Care System Proj.) Series 2022A, 5% 6/1/2032	2,150,000	2,363,285
Missouri Hlth & Edl Facs Rev (Ssm Health Care System Proj.) Series 2022A, 5% 6/1/2033	1,850,000	2,019,936
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	2,210,000	2,087,602
		22,819,310
Housing - 0.0%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	545,000	548,032
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	1,995,000	1,971,910
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	5,290,000	5,896,058
		8,416,000
Transportation - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 4% 3/1/2040 (c)	9,950,000	9,160,030
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2033 (c)	1,600,000	1,670,055
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2030	3,660,000	3,910,394
		14,740,479
Water & Sewer - 0.0%
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2029	550,000	580,088
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2031	415,000	436,030
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2034	380,000	396,097
		1,412,215
TOTAL MISSOURI		57,557,305
Montana - 0.1%
Health Care - 0.0%
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2016, 5% 2/15/2026	3,105,000	3,131,306
Montana Facility Finance Authority (Logan Health Proj.) Series 2018 B, 5% 7/1/2031	1,170,000	1,213,503
		4,344,809
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	345,000	347,672
Other - 0.1%
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2032 (d)	1,160,000	991,445
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2036 (d)	3,065,000	2,411,887
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2041 (d)	4,910,000	3,216,256
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2046 (d)	3,195,000	2,038,338
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2051 (d)	2,625,000	1,632,368
		10,290,294
TOTAL MONTANA		14,982,775
Nebraska - 0.9%
Electric Utilities - 0.1%
Nebraska Pub Pwr Dist Rev Series 2021 C, 5% 1/1/2026	1,000,000	1,010,510
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2031	3,885,000	3,917,441
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2034	4,235,000	4,264,490
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2036	5,135,000	5,164,668
Omaha Public Power District Series 2022 A, 5% 2/1/2035	575,000	632,231
Omaha Public Power District Series 2022 A, 5% 2/1/2036	640,000	693,556
Omaha Public Power District Series 2022B, 5% 2/1/2034	1,550,000	1,721,243
Omaha Public Power District Series 2022B, 5% 2/1/2035	450,000	494,790
		17,898,929
General Obligations - 0.6%
Central Plains Energy Proj NE Gas Proj Rev 4% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (b)	15,350,000	15,360,171
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	7,925,000	8,330,021
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	45,000,000	47,630,052
		71,320,244
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (c)	1,225,000	1,225,792
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (c)	1,160,000	1,157,047
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	1,515,000	1,509,388
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2021 A, 3% 9/1/2045	3,570,000	3,510,115
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2027 (c)	1,165,000	1,192,984
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2028 (c)	1,205,000	1,248,955
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2027 (c)	1,185,000	1,222,273
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2028 (c)	650,000	677,525
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2029 (c)	1,270,000	1,334,046
		13,078,125
Transportation - 0.1%
Lincoln Neb Arpt Auth Series 2021, 4% 7/1/2036 (c)	1,000,000	960,099
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2035 (Assured Guaranty Municipal Corp Insured) (c)	1,000,000	1,067,143
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2036 (Assured Guaranty Municipal Corp Insured) (c)	1,300,000	1,378,395
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2037 (Assured Guaranty Municipal Corp Insured) (c)	3,795,000	4,104,695
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2038 (Assured Guaranty Municipal Corp Insured) (c)	3,250,000	3,480,620
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2039 (Assured Guaranty Municipal Corp Insured) (c)	2,750,000	2,920,772
		13,911,724
TOTAL NEBRASKA		116,209,022
Nevada - 1.1%
Electric Utilities - 0.1%
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016 A, 3.55% 10/1/2029	1,665,000	1,686,307
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016B, 3.55% 10/1/2029	1,275,000	1,285,086
Washoe Cnty NV Gas & Wtr Facs (Sierra Pacific Power Co Proj.) Series 2016B, 3.625% tender 3/1/2036 (b)	2,350,000	2,350,264
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 F, 4.125% tender 3/1/2036 (b)(c)	2,105,000	2,109,280
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016C, 4.125% tender 3/1/2036 (b)(c)	1,130,000	1,132,298
		8,563,235
General Obligations - 0.7%
Clark Cnty NV Gen. Oblig. Series 2017, 3% 11/1/2035	3,325,000	3,042,392
Clark Cnty NV School Dist 5% 6/15/2034	6,330,000	6,602,813
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2026	5,000,000	5,102,179
Clark Cnty NV School Dist Series 2018 B, 5% 6/15/2034	4,195,000	4,397,498
Clark Cnty NV School Dist Series 2018 B, 5% 6/15/2035	8,000,000	8,348,277
Clark Cnty NV School Dist Series 2018A, 5% 6/15/2033	3,400,000	3,555,412
Clark Cnty NV School Dist Series 2020A, 5% 6/15/2033 (Assured Guaranty Municipal Corp Insured)	1,090,000	1,178,624
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2040	26,300,000	21,396,975
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2044	24,735,000	18,643,059
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2040	8,055,000	6,766,926
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2042	7,680,000	6,147,328
		85,181,483
Health Care - 0.0%
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2028	445,000	457,107
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2030	730,000	746,866
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2032	725,000	738,134
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2034	740,000	749,079
		2,691,186
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	755,000	758,709
Special Tax - 0.0%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2028	1,500,000	1,566,411
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2031	2,395,000	2,542,370
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2035	1,825,000	1,898,084
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2040	1,000,000	1,009,859
		7,016,724
Transportation - 0.1%
Clark Cnty NV Arpt Rev Series 2019 A, 5% 7/1/2026	2,965,000	3,031,254
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2035 (c)	1,000,000	1,056,614
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2036 (c)	700,000	733,419
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2037 (c)	750,000	812,204
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2038 (c)	1,525,000	1,633,772
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2039 (c)	650,000	690,811
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2040 (c)	700,000	738,098
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2041 (c)	650,000	679,236
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2042 (c)	1,110,000	1,150,640
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2043 (c)	1,110,000	1,144,177
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2044 (c)	1,430,000	1,466,818
		13,137,043
Water & Sewer - 0.2%
Las Vegas Valley NV Gen. Oblig. Series 2016A, 5% 6/1/2032	2,815,000	2,857,786
Las Vegas Valley NV Gen. Oblig. Series 2016A, 5% 6/1/2033	4,855,000	4,924,831
Las Vegas Valley NV Gen. Oblig. Series 2016A, 5% 6/1/2034	5,145,000	5,214,811
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5% 6/1/2036	2,000,000	2,249,005
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5% 6/1/2037	3,275,000	3,646,771
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5% 6/1/2038	2,120,000	2,333,267
		21,226,471
TOTAL NEVADA		138,574,851
New Hampshire - 0.7%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2028 (c)	1,000,000	1,056,714
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2029 (c)	1,025,000	1,095,357
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2031 (c)	1,050,000	1,133,401
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2032 (c)	1,000,000	1,079,027
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2033 (c)	1,025,000	1,102,033
		5,466,532
Escrowed/Pre-Refunded - 0.0%
New Hampshire Health and Education Facilities Authority Act Series 2017, 5% 7/1/2036 (Pre-refunded to 7/1/2027 at 100)	2,105,000	2,202,042
New Hampshire Health and Education Facilities Authority Act Series 2017, 5% 7/1/2044 (Pre-refunded to 7/1/2027 at 100)	1,830,000	1,914,363
		4,116,405
Health Care - 0.2%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2036	730,000	697,899
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2037	900,000	854,752
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2038	1,000,000	944,207
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2040	1,050,000	963,498
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2041	1,000,000	901,158
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2027	505,000	523,828
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2034	905,000	964,176
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2035	680,000	719,530
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2030	1,190,000	1,239,226
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 4% 10/1/2038	800,000	750,933
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2026	4,560,000	4,646,692
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2027	4,860,000	4,956,900
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2028	1,940,000	1,977,203
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2030	7,070,000	7,176,570
		27,316,572
Housing - 0.5%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	9,059,400	8,957,419
National Fin Auth NH Hosp Rev (Lihtc 2022-1 Us Proj.) Series 1 Class A, 4.375% 9/20/2036	6,964,331	6,743,720
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	25,683,030	23,441,945
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	10,335,639	9,731,361
		48,874,445
TOTAL NEW HAMPSHIRE		85,773,954
New Jersey - 5.8%
Education - 0.6%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2027 (c)	3,735,000	3,848,973
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2028 (c)	6,850,000	7,128,665
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2029 (c)	4,475,000	4,694,543
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2025	1,925,000	1,938,642
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2025 (c)	3,900,000	3,921,811
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2026 (c)	3,100,000	3,160,011
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2028 (c)	1,225,000	1,274,834
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2025 (c)	2,675,000	2,689,960
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2027 (c)	1,275,000	1,313,907
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2028 (c)	1,400,000	1,456,953
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2029 (c)	1,400,000	1,468,684
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2030 (c)	750,000	795,132
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2027 (c)	1,350,000	1,391,195
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2028 (c)	1,325,000	1,378,902
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2029 (c)	2,000,000	2,098,120
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2027 (c)	5,000,000	5,152,575
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2028 (c)	5,500,000	5,723,746
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2029 (c)	5,500,000	5,769,829
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2032 (c)	1,850,000	1,963,646
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2033 (c)	785,000	829,067
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2028 (c)	5,500,000	5,723,746
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2029 (c)	1,180,000	1,237,891
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2030 (c)	5,000,000	5,300,881
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2031 (c)	2,420,000	2,577,961
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2032 (c)	2,820,000	2,993,233
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2033 (c)	1,000,000	1,056,137
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2027 (Assured Guaranty Municipal Corp Insured)	1,360,000	1,408,376
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2028 (Assured Guaranty Municipal Corp Insured)	1,940,000	2,001,386
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2029 (Assured Guaranty Municipal Corp Insured)	1,455,000	1,499,428
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2029	1,820,000	1,843,829
		83,642,063
Escrowed/Pre-Refunded - 0.1%
Bayonne NJ Gen. Oblig. 5% 7/1/2031 (Pre-refunded to 7/1/2026 at 100)	1,430,000	1,462,206
Bayonne NJ Gen. Oblig. 5% 7/1/2032 (Pre-refunded to 7/1/2026 at 100)	970,000	991,845
Bayonne NJ Gen. Oblig. 5% 7/1/2033 (Pre-refunded to 7/1/2026 at 100)	970,000	991,845
New Jersey Health Care Series 2016 A, 5% 7/1/2028 (Pre-refunded to 7/1/2026 at 100)	1,185,000	1,209,917
New Jersey Trans Trust Fund Auth 5% 6/15/2030 (Pre-refunded to 12/15/2028 at 100)	3,500,000	3,773,131
New Jersey Trans Trust Fund Auth 5% 6/15/2031 (Pre-refunded to 12/15/2028 at 100)	2,250,000	2,425,584
		10,854,528
General Obligations - 3.1%
Cherry Hill Twp NJ Sch Dist 4% 8/1/2037	4,500,000	4,507,385
Cherry Hill Twp NJ Sch Dist 4% 8/1/2038	3,500,000	3,474,634
Clearview NJ Regl High Sch Dist 4% 8/1/2037	3,200,000	3,222,062
Clearview NJ Regl High Sch Dist 4% 8/1/2038	3,015,000	3,019,230
Mercer Cnty NJ Gen. Oblig. Series 2021, 2% 2/15/2032	2,940,000	2,573,370
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2018EEE, 5% 6/15/2030	2,170,000	2,290,157
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2025 (d)	3,395,000	3,406,411
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (d)	3,200,000	3,287,820
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	2,200,000	2,416,816
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2032	1,390,000	1,530,966
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2034	5,150,000	5,392,944
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2034	2,040,000	2,203,770
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2035	8,205,000	8,529,883
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2035	2,085,000	2,233,460
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2036	5,010,000	5,169,766
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2033	3,225,000	3,553,502
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2035	3,000,000	3,266,396
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2037	1,430,000	1,558,948
New Jersey St Gen. Oblig. 2% 6/1/2033	6,000,000	5,132,744
New Jersey St Gen. Oblig. 2% 6/1/2034	3,235,000	2,685,560
New Jersey St Gen. Oblig. 2% 6/1/2036	4,395,000	3,406,107
New Jersey St Gen. Oblig. 4% 6/1/2030	13,105,000	13,812,247
New Jersey St Gen. Oblig. 4% 6/1/2031	2,185,000	2,310,542
New Jersey St Gen. Oblig. 4% 6/1/2032	1,470,000	1,555,508
New Jersey St Gen. Oblig. 5% 6/1/2026	10,480,000	10,699,112
New Jersey St Gen. Oblig. 5% 6/1/2029	6,530,000	7,074,694
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (h)	13,270,000	12,317,847
New Jersey Trans Trust Fund Auth 0% 12/15/2028 (h)	3,025,000	2,715,409
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (h)	5,660,000	4,921,284
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (h)	1,000,000	832,793
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (Berkshire Hathaway Assurance Corp Insured) (h)	2,535,000	2,124,772
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (h)	10,960,000	9,127,422
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (h)	5,200,000	4,158,013
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Municipal Corp Insured) (h)	6,490,000	4,790,396
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (h)	13,220,000	9,301,194
New Jersey Trans Trust Fund Auth 4% 6/15/2034	2,510,000	2,524,281
New Jersey Trans Trust Fund Auth 4% 6/15/2036	2,500,000	2,450,900
New Jersey Trans Trust Fund Auth 4% 6/15/2036	1,550,000	1,519,558
New Jersey Trans Trust Fund Auth 4% 6/15/2037	2,150,000	2,082,398
New Jersey Trans Trust Fund Auth 5% 12/15/2025	4,380,000	4,418,000
New Jersey Trans Trust Fund Auth 5% 12/15/2026	6,900,000	7,113,543
New Jersey Trans Trust Fund Auth 5% 12/15/2027	12,250,000	12,871,281
New Jersey Trans Trust Fund Auth 5% 12/15/2028	4,270,000	4,560,931
New Jersey Trans Trust Fund Auth 5% 12/15/2030	885,000	954,811
New Jersey Trans Trust Fund Auth 5% 12/15/2031	4,720,000	5,057,500
New Jersey Trans Trust Fund Auth 5% 12/15/2033	1,575,000	1,660,617
New Jersey Trans Trust Fund Auth 5% 6/15/2032	5,660,000	5,953,576
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,555,000	1,713,250
New Jersey Trans Trust Fund Auth 5% 6/15/2035	3,300,000	3,628,717
New Jersey Trans Trust Fund Auth 5% 6/15/2035	2,000,000	2,162,661
New Jersey Trans Trust Fund Auth 5% 6/15/2035	2,010,000	2,128,857
New Jersey Trans Trust Fund Auth 5% 6/15/2036	4,280,000	4,654,266
New Jersey Trans Trust Fund Auth 5% 6/15/2036	2,270,000	2,387,546
New Jersey Trans Trust Fund Auth 5% 6/15/2037	6,000,000	6,458,820
New Jersey Trans Trust Fund Auth 5% 6/15/2037	1,030,000	1,094,472
New Jersey Trans Trust Fund Auth 5% 6/15/2038	1,930,000	2,004,753
New Jersey Trans Trust Fund Auth 5% 6/15/2039	6,000,000	6,342,027
New Jersey Trans Trust Fund Auth 5% 6/15/2040	6,000,000	6,282,688
New Jersey Trans Trust Fund Auth 5% 6/15/2041	5,000,000	5,190,264
New Jersey Trans Trust Fund Auth 5.25% 6/15/2032	1,450,000	1,627,686
New Jersey Trans Trust Fund Auth 5.25% 6/15/2036	1,450,000	1,581,865
New Jersey Trans Trust Fund Auth 5.25% 6/15/2041	21,745,000	23,073,848
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	1,600,000	1,678,360
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2033	6,395,000	6,669,408
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	4,640,000	4,808,621
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2036	1,000,000	980,360
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2038	5,000,000	4,795,497
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	14,370,000	13,614,375
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2030	2,770,000	3,017,829
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2031	7,210,000	7,932,824
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2032	5,145,000	5,689,286
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	13,115,000	14,370,398
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2035	19,670,000	21,175,727
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	10,915,000	11,649,939
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2028	2,000,000	2,124,279
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	2,500,000	2,693,518
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	2,490,000	2,679,684
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2030	3,000,000	3,268,051
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2031	4,500,000	4,945,565
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2031	3,430,000	3,761,533
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	3,805,000	4,184,766
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	3,120,000	3,437,679
		403,579,979
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (d)	1,435,000	1,103,100
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (d)(g)	1,508,969	972,435
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% tender 7/1/2042 (b)	10,070,000	10,070,000
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2028	440,000	448,469
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2033	1,465,000	1,487,527
		14,081,531
Housing - 0.1%
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2025 M, 6.5% 4/1/2056 (i)	12,000,000	13,430,084
Special Tax - 0.1%
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2036 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,640,946
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2037 (Assured Guaranty Municipal Corp Insured)	2,250,000	2,433,397
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2038 (Assured Guaranty Municipal Corp Insured)	2,250,000	2,404,971
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2039 (Assured Guaranty Municipal Corp Insured)	1,575,000	1,667,049
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2040 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,577,857
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2041 (Assured Guaranty Municipal Corp Insured)	1,300,000	1,353,731
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2042 (Assured Guaranty Municipal Corp Insured)	1,700,000	1,754,226
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2036 (Assured Guaranty Municipal Corp Insured)	525,000	574,330
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2038 (Assured Guaranty Municipal Corp Insured)	750,000	801,657
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2039 (Assured Guaranty Municipal Corp Insured)	600,000	635,066
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2040 (Assured Guaranty Municipal Corp Insured)	890,000	936,195
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2041 (Assured Guaranty Municipal Corp Insured)	950,000	989,265
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2042 (Assured Guaranty Municipal Corp Insured)	1,200,000	1,238,277
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2043 (Assured Guaranty Municipal Corp Insured)	825,000	848,234
		18,855,201
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	8,870,000	8,545,387
Transportation - 1.6%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	14,620,000	14,891,489
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2018 A, 5% 6/15/2030	1,125,000	1,142,709
New Jersey Turnpike Authority 4% 1/1/2035	5,670,000	5,919,703
New Jersey Turnpike Authority 5% 1/1/2028	13,640,000	14,386,247
New Jersey Turnpike Authority 5% 1/1/2028	3,545,000	3,648,338
New Jersey Turnpike Authority 5% 1/1/2030	13,780,000	15,028,140
New Jersey Turnpike Authority 5% 1/1/2032	10,775,000	12,023,784
New Jersey Turnpike Authority 5% 1/1/2033	11,345,000	12,741,920
New Jersey Turnpike Authority 5% 1/1/2034	6,805,000	7,671,081
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	10,735,000	11,257,840
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	11,280,000	11,775,952
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	15,040,000	15,632,290
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	13,420,000	13,920,983
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2032 (i)	2,000,000	2,206,317
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2033 (i)	970,000	1,076,330
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2034 (i)	2,420,000	2,695,420
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2030	11,955,000	13,037,838
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2031	11,750,000	12,983,945
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2033	15,350,000	17,240,060
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2034	10,460,000	11,791,258
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2035	2,990,000	3,372,430
		204,444,074
Water & Sewer - 0.0%
New Jersey Enviro Infrast Tr Series 2016A R1, 5% 9/1/2025	2,065,000	2,071,792
New Jersey Enviro Infrast Tr Series 2016A R2, 5% 9/1/2025	3,010,000	3,019,901
		5,091,693
TOTAL NEW JERSEY		762,524,540
New Jersey,New York - 0.7%
Transportation - 0.7%
Port Auth NY & NJ 5% 1/15/2033 (c)	2,000,000	2,164,692
Port Auth NY & NJ 5% 1/15/2034 (c)	3,485,000	3,749,464
Port Auth NY & NJ 5% 1/15/2035 (c)	2,000,000	2,130,868
Port Auth NY & NJ 5% 1/15/2036 (c)	1,000,000	1,052,946
Port Auth NY & NJ 5% 1/15/2037 (c)	1,000,000	1,044,731
Port Auth NY & NJ 5% 1/15/2039 (c)	2,390,000	2,454,889
Port Auth NY & NJ 5% 1/15/2040 (c)	5,000,000	5,102,160
Port Auth NY & NJ 5% 1/15/2041 (c)	6,350,000	6,473,981
Port Auth NY & NJ 5% 1/15/2042 (c)	4,100,000	4,148,140
Port Auth NY & NJ Series 193, 5% 10/15/2029 (c)	3,650,000	3,659,363
Port Auth NY & NJ Series 223, 4% 7/15/2039 (c)	2,175,000	2,077,411
Port Auth NY & NJ Series 226, 5% 10/15/2033 (c)	1,350,000	1,439,332
Port Auth NY & NJ Series 227, 2% 10/1/2033 (c)	19,565,000	15,607,546
Port Auth NY & NJ Series 231, 5% 8/1/2033 (c)	12,500,000	13,450,314
Port Auth NY & NJ Series 231, 5% 8/1/2034 (c)	7,095,000	7,569,826
Port Auth NY & NJ Series 238, 5% 7/15/2039 (c)	3,150,000	3,242,332
Port Auth NY & NJ Series 242, 5% 12/1/2036 (c)	1,750,000	1,835,557
Port Auth NY & NJ Series 242, 5% 12/1/2037 (c)	2,200,000	2,289,238
Port Auth NY & NJ Series 242, 5% 12/1/2038 (c)	2,000,000	2,065,820
Port Auth NY & NJ Series 242, 5% 12/1/2039 (c)	4,150,000	4,246,626
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2036 (c)	1,080,000	1,110,870
		86,916,106
TOTAL NEW JERSEY,NEW YORK		86,916,106
New Mexico - 0.4%
General Obligations - 0.4%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	45,315,000	48,027,438
Health Care - 0.0%
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) 5% tender 8/1/2049 (b)	8,245,000	8,255,803
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	1,340,000	1,341,456
TOTAL NEW MEXICO		57,624,697
New York - 5.9%
Education - 0.1%
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) 5% 7/1/2025	2,430,000	2,430,000
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2032	1,810,000	1,755,684
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2033	900,000	862,311
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2034	255,000	241,030
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	1,840,000	1,895,735
Onondaga NY Civic Dev Corp (Syracuse University, NY Proj.) 5% 12/1/2032	1,250,000	1,364,084
Onondaga NY Civic Dev Corp (Syracuse University, NY Proj.) 5% 12/1/2034	2,300,000	2,477,541
		11,026,385
Electric Utilities - 0.3%
Long Island Pwr Auth NY Elec 1% 9/1/2025	28,250,000	28,101,436
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	9,325,000	9,115,401
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2035	800,000	881,770
		38,098,607
Escrowed/Pre-Refunded - 0.0%
New York State Dormitory Authority Series 2021E, 5% 3/15/2036 (Pre-refunded to 3/15/2032 at 100)	5,000	5,635
General Obligations - 0.5%
City of New York NY Gen. Oblig. 5% 3/1/2042	5,410,000	5,572,718
City of New York NY Gen. Oblig. 5% 8/1/2033	2,350,000	2,604,506
City of New York NY Gen. Oblig. 5% 8/1/2033	2,000,000	2,162,334
City of New York NY Gen. Oblig. 5% 8/1/2033	1,800,000	1,994,941
City of New York NY Gen. Oblig. 5% 8/1/2034	1,750,000	1,924,091
City of New York NY Gen. Oblig. 5% 8/1/2035	2,250,000	2,451,904
City of New York NY Gen. Oblig. 5% 8/1/2036	1,570,000	1,695,971
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2033	2,500,000	2,702,918
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2034	3,310,000	3,557,318
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 4% 10/1/2035	2,395,000	2,398,936
City of New York NY Gen. Oblig. Series FISCAL 2021 SUB B 1, 5% 11/1/2032	5,800,000	6,327,366
City of New York NY Gen. Oblig. Series FISCAL 2022A SUB A 1, 4% 8/1/2040	8,210,000	7,788,008
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5% 5/1/2035	1,540,000	1,676,972
City of New York NY Gen. Oblig. Series FISCAL 2023B SUB B 1, 5% 10/1/2031	1,500,000	1,671,197
City of New York NY Gen. Oblig. Series FISCAL 2023B SUB B 1, 5% 10/1/2033	1,000,000	1,109,274
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2034	5,000,000	5,643,518
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2035	6,000,000	6,677,535
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5% 2/1/2036	7,315,000	8,168,807
East Hampton NY Un Free Sh Dis 2.25% 6/1/2028	2,075,000	1,998,500
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 5% 7/15/2037	2,000,000	2,058,848
		70,185,662
Health Care - 0.0%
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2019 B3, 5% tender 5/1/2048 (b)	4,055,000	4,072,512
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2034 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,004,612
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2035 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,496,004
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2036 (Assured Guaranty Municipal Corp Insured)	1,635,000	1,613,352
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.125% 11/1/2041 (d)	1,360,000	1,159,172
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (d)	2,155,000	1,697,050
		11,042,702
Housing - 1.1%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	2,890,000	2,923,364
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	23,055,000	23,251,387
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (b)	38,285,000	38,809,891
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2021D 2, 0.65% tender 11/1/2056 (b)	685,000	676,627
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2021E 2, 0.65% tender 11/1/2056 (b)	4,270,000	4,225,060
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2022 B 2, 2.5% tender 11/1/2060 (b)	12,305,000	12,125,655
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	18,285,000	17,435,872
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	1,670,000	1,670,576
New York St Hsg Fin Agy Series 2023 E 2, 3.875% tender 11/1/2063 (b)	3,095,000	3,105,605
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.6% tender 5/1/2061 (b)	7,210,000	7,210,000
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	18,545,000	18,573,227
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.25% 11/1/2036	2,305,000	1,830,184
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	9,820,000	10,011,869
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (c)	615,000	611,906
		142,461,223
Industrial Development - 0.2%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2051	12,380,000	12,379,657
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	11,925,000	11,905,225
		24,284,882
Special Tax - 1.9%
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2032	3,885,000	3,998,727
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2035	7,285,000	7,457,125
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2034	1,295,000	1,465,078
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2035	5,000,000	5,620,596
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2035	4,000,000	4,517,488
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2036	11,500,000	12,770,192
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2036	2,500,000	2,776,129
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2030	7,500,000	8,321,223
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2031	14,555,000	16,307,534
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2035	14,910,000	16,760,618
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2032	9,175,000	9,604,211
New York NY City Transitional Fin Auth Rev Series 2019 A 1, 5% 8/1/2035	7,520,000	7,811,538
New York NY City Transitional Fin Auth Rev Series 2022 F 1, 5% 2/1/2036	1,000,000	1,079,650
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2034	3,300,000	3,441,560
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2035	8,400,000	8,725,654
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2036	6,555,000	6,782,959
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 4% 5/1/2036	1,075,000	1,078,027
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2035	3,000,000	3,025,240
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2036	8,615,000	8,639,263
New York NY City Transitional Fin Auth Rev Series FISCAL 2022 D SUB D1, 5% 11/1/2034	5,910,000	6,477,248
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 SUB E1, 5% 11/1/2037	10,335,000	11,142,732
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 SUB E1, 5% 11/1/2040	9,325,000	9,846,341
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2032	13,810,000	14,441,139
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2036	10,000,000	10,028,889
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2020 A, 4% 3/15/2034	3,055,000	3,097,626
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2033	3,825,000	4,250,033
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2036	9,140,000	9,891,161
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	2,640,000	2,746,216
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2039	3,000,000	3,220,137
New York State Dormitory Authority (New York State Pit Proj.) 5% 3/15/2036	11,720,000	12,683,195
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2037	5,500,000	5,476,536
New York State Urban Development Corp (New York State Pit Proj.) 5% 3/15/2036	7,610,000	8,068,439
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2034	7,250,000	8,056,514
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2027	1,330,000	1,338,993
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2040	3,915,000	3,917,317
NY Mta Dedicated Tax Fund Series 2022A, 5% 11/15/2034	735,000	815,206
NY Payroll Mobility Tax 4% 11/15/2033	1,430,000	1,504,774
NY Payroll Mobility Tax 4% 11/15/2034	285,000	296,920
NY Payroll Mobility Tax 5% 11/15/2034	1,070,000	1,196,566
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2040	835,000	889,603
		249,568,397
Transportation - 1.7%
Metropolitan Transn Auth NY Rv Series 2016B, 5% 11/15/2025	3,480,000	3,503,440
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2033 (h)	9,795,000	7,109,413
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	1,900,000	1,978,670
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2033	6,725,000	6,940,722
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2035	1,770,000	1,755,951
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2026	5,975,000	6,142,433
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	4,435,000	4,645,988
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2030	4,315,000	4,493,663
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2033	6,955,000	7,178,100
Metropolitan Transn Auth NY Rv Series 2020 D, 5% 11/15/2043	2,500,000	2,528,693
Metropolitan Transn Auth NY Rv Series A 1, 5% 11/15/2031	2,000,000	2,057,841
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2030	1,275,000	1,280,495
Metropolitan Transn Auth NY Rv Series D 1, 5% 11/15/2033	4,015,000	4,023,576
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2034 (c)	2,500,000	2,534,103
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 4% 10/1/2030 (c)	8,000,000	7,861,062
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 5% 10/1/2035 (c)	11,390,000	11,577,382
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2023, 6% 4/1/2035 (c)	25,350,000	27,574,557
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2028 (c)	1,220,000	1,279,628
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2030 (c)	1,900,000	2,029,602
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2033 (c)	1,800,000	1,884,933
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 4% 12/1/2039	1,350,000	1,266,352
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 4% 12/1/2040	1,500,000	1,392,617
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 4% 12/1/2041	1,450,000	1,322,207
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2028	950,000	1,005,543
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2029	950,000	1,018,101
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2030	750,000	812,286
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2031	950,000	1,024,966
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2032	1,125,000	1,207,962
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2033	2,640,000	2,820,185
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2034	1,600,000	1,699,587
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2035	1,500,000	1,583,721
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2036	1,700,000	1,784,268
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2037	1,755,000	1,830,299
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2038	1,500,000	1,554,532
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2027 (c)	8,980,000	9,304,386
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2028 (c)	2,400,000	2,517,301
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (c)	8,050,000	8,624,239
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (c)	9,440,000	10,027,187
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (c)	10,315,000	10,862,730
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (c)	5,155,000	5,375,928
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (c)	3,515,000	3,632,909
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (c)	9,375,000	9,609,390
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.25% 6/30/2037 (c)	2,470,000	2,604,307
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.25% 6/30/2038 (c)	3,125,000	3,262,964
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.25% 6/30/2041 (c)	2,250,000	2,294,044
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2041 (c)	8,155,000	8,155,234
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5.25% 1/1/2050 (c)	13,305,000	13,108,293
		218,081,790
Water & Sewer - 0.1%
New York NY Cty Muni Wtr Fin Auth 5% 6/15/2037	6,315,000	7,038,150
New York NY Cty Muni Wtr Fin Auth 5.5% 6/15/2038	5,205,000	5,928,886
		12,967,036
TOTAL NEW YORK		777,722,319
North Carolina - 1.0%
Education - 0.1%
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 4% 5/1/2032	1,000,000	1,012,149
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 4% 5/1/2033	1,000,000	1,005,162
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 4% 5/1/2034	1,800,000	1,793,322
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2026	275,000	278,734
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2027	400,000	412,486
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2028	415,000	434,248
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2029	525,000	555,564
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2030	560,000	597,946
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2030 (c)	1,110,000	1,190,433
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2031 (c)	2,450,000	2,649,152
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2032 (c)	2,750,000	2,984,756
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2033 (c)	2,750,000	2,985,563
		15,899,515
General Obligations - 0.2%
Alamance Cnty NC Gen. Oblig. Series 2021, 2% 5/1/2034	4,025,000	3,345,230
Charlotte NC Gen. Oblig. 2% 6/1/2036	2,190,000	1,754,561
Charlotte NC Gen. Oblig. 2% 6/1/2037	2,500,000	1,945,509
Forsyth Cnty NC Gen. Oblig. 1.625% 3/1/2034	2,815,000	2,264,226
Iredell Cnty NC Series 2025, 5% 4/1/2036	3,930,000	4,468,693
North Carolina St Gen. Oblig. Series 2016 B, 2% 6/1/2030	5,475,000	5,126,518
Wake Cnty Ltd Oblig (Wake Cnty NC Proj.) 5% 5/1/2035	2,095,000	2,398,668
Wake Cnty Ltd Oblig (Wake Cnty NC Proj.) 5% 5/1/2036	2,300,000	2,598,920
Wake Cnty Ltd Oblig (Wake Cnty NC Proj.) 5% 5/1/2037	1,500,000	1,678,454
		25,580,779
Health Care - 0.2%
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (b)	165,000	166,237
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	4,430,000	4,704,018
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	2,125,000	1,664,955
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	17,085,000	16,979,652
North Carolina Med Care Commn Hosp Rev (Caromont Health Inc Proj.) 5% tender 2/1/2051 (b)	3,100,000	3,128,961
North Carolina Med Care Retirement Fac Rev (Penick Village Proj.) 5% 9/1/2034	900,000	926,564
		27,570,387
Housing - 0.3%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) 3.75% 7/1/2052	7,580,000	7,592,170
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	4,915,000	5,313,641
North Carolina Housing Finance Agency (NC Homeownership Adopted May 1, 1998 Sf&Mf Wl Open Proj.) Series 57 A, 6.25% 1/1/2056	8,000,000	8,948,708
North Carolina Housing Finance Agency (NC Homeownership Adopted May 1, 1998 Sf&Mf Wl Open Proj.) Series 58 A, 6.5% 1/1/2056	6,000,000	6,796,643
		28,651,162
Industrial Development - 0.1%
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 2.5% 11/1/2033 VRDN (b)(c)	19,500,000	19,500,000
Transportation - 0.1%
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2026 (c)	3,950,000	4,007,224
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2027 (c)	1,500,000	1,549,531
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2028 (c)	1,875,000	1,963,001
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2029 (c)	1,500,000	1,590,652
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2030 (c)	1,320,000	1,410,657
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2031 (c)	1,350,000	1,431,110
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2032 (c)	1,100,000	1,161,443
		13,113,618
TOTAL NORTH CAROLINA		130,315,461
North Dakota - 0.2%
Health Care - 0.1%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 3% 12/1/2039 (Assured Guaranty Municipal Corp Insured)	4,360,000	3,536,052
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2038	1,250,000	1,134,060
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2040	5,675,000	4,998,020
		9,668,132
Housing - 0.1%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	3,170,000	3,126,016
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 4% 1/1/2053	6,895,000	6,947,326
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	1,745,000	1,889,713
		11,963,055
TOTAL NORTH DAKOTA		21,631,187
Ohio - 2.0%
Education - 0.1%
Miami Univ. OH Series 2020A, 5% 9/1/2030	140,000	154,201
Miami Univ. OH Series 2020A, 5% 9/1/2031	950,000	1,043,733
Miami Univ. OH Series 2020A, 5% 9/1/2033	1,770,000	1,919,257
Miami Univ. OH Series 2020A, 5% 9/1/2034	2,500,000	2,697,916
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2034	35,000	36,642
University Cincinnati OH Gen Series 2024D, 5% 6/1/2036	3,405,000	3,733,523
University Cincinnati OH Gen Series 2024D, 5% 6/1/2037	1,625,000	1,767,803
Youngstown St Univ Ohio Gen Rcpts Series 2021, 3% 12/15/2033 (Assured Guaranty Municipal Corp Insured)	1,930,000	1,801,766
		13,154,841
Electric Utilities - 0.4%
American Mun Pwr Rev Series 2017A, 5% 2/15/2036	5,000,000	5,152,011
American Mun Pwr Rev Series 2021A, 4% 2/15/2036	4,045,000	4,036,226
American Mun Pwr Rev Series 2021A, 4% 2/15/2037	3,000,000	2,956,785
American Mun Pwr Rev Series 2021A, 4% 2/15/2038	235,000	225,748
American Mun Pwr Rev Series 2021A, 5% 2/15/2033	2,750,000	2,996,796
American Mun Pwr Rev Series 2021A, 5% 2/15/2034	4,000,000	4,327,095
American Mun Pwr Rev Series 2021A, 5% 2/15/2035	2,715,000	2,912,305
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005B, 3.7% 7/1/2028 (c)	13,000,000	12,899,238
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005C, 3.7% 4/1/2028 (c)	5,355,000	5,319,926
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005D, 3.7% 10/1/2028 (c)	7,500,000	7,432,386
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022A, 4.25% tender 11/1/2039 (b)(c)	4,440,000	4,486,866
		52,745,382
Escrowed/Pre-Refunded - 0.0%
Columbus OH City Sch Dist 5% 12/1/2032 (Pre-refunded to 6/1/2026 at 100)	280,000	285,291
General Obligations - 0.0%
Columbus OH City Sch Dist 5% 12/1/2032	1,490,000	1,512,964
State of Ohio Gen. Oblig. Series 2021 A, 5% 6/15/2033	2,300,000	2,542,297
		4,055,261
Health Care - 0.7%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 4% 11/15/2034	970,000	967,117
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 4% 11/15/2035	1,000,000	991,917
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 4% 11/15/2036	1,000,000	987,249
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 5% 11/15/2032	700,000	737,558
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2029	2,290,000	2,469,975
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2030	2,290,000	2,475,724
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2026	2,515,000	2,515,293
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2027	2,640,000	2,640,734
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2028	2,770,000	2,770,463
Franklin Cnty OH Hosp Facs Rev (Nationwide Children's Hospital Proj.) Series 2016 C, 5% 11/1/2025	1,940,000	1,952,109
Franklin Cnty OH Hosp Facs Rev (Nationwide Children's Hospital Proj.) Series 2016 C, 5% 11/1/2026	2,040,000	2,096,312
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2031	1,000,000	1,046,720
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2032	1,000,000	1,043,191
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2033	1,000,000	1,039,455
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2026	560,000	572,000
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2027	3,005,000	3,021,100
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2044	6,580,000	6,263,018
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	4,500,000	4,203,173
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	5,475,000	5,401,697
Ohio St Hosp Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2035	20,180,000	22,555,561
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2020 B, 3.9% tender 1/15/2050 (b)	16,390,000	16,491,171
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2027	2,495,000	2,574,784
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2029	4,855,000	5,104,315
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	2,250,000	2,269,550
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	3,000,000	3,088,485
		95,278,671
Housing - 0.1%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	430,000	435,044
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	6,100,000	6,630,161
		7,065,205
Special Tax - 0.4%
Cleveland Ohio Income Tax Rev Series 2021 A 1, 3% 10/1/2038	1,205,000	1,043,328
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2037	390,000	425,156
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2038	7,160,000	7,727,007
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2039	10,000,000	10,701,798
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2040	5,375,000	5,724,648
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2041	5,785,000	6,080,498
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2042	12,000,000	12,460,255
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2033	2,000,000	2,131,694
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2035	1,000,000	1,051,158
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2036	1,180,000	1,233,470
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	970,000	904,367
		49,483,379
Tobacco Bonds - 0.0%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2036	2,290,000	2,348,895
Transportation - 0.2%
Columbus OH Regl Arpt Au Rev 5% 1/1/2035 (c)	3,000,000	3,212,562
Columbus OH Regl Arpt Au Rev 5% 1/1/2036 (c)	3,715,000	3,939,864
Columbus OH Regl Arpt Au Rev 5% 1/1/2037 (c)	8,200,000	8,614,425
Columbus OH Regl Arpt Au Rev 5% 1/1/2038 (c)	12,000,000	12,476,880
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	2,860,000	3,065,082
		31,308,813
Water & Sewer - 0.1%
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2038	1,175,000	984,963
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 12/1/2038	2,505,000	2,629,750
Ohio Water Development Authority 5% 12/1/2040	1,065,000	1,136,233
Ohio Water Development Authority Series 2024 B, 5% 12/1/2032	605,000	686,826
Ohio Water Development Authority Series 2024 B, 5% 12/1/2033	875,000	998,468
Ohio Water Development Authority Series 2024 B, 5% 12/1/2034	1,000,000	1,142,511
Ohio Water Development Authority Series 2024 B, 5% 6/1/2032	570,000	644,386
Ohio Water Development Authority Series 2024 B, 5% 6/1/2033	500,000	568,927
Ohio Water Development Authority Series 2024 B, 5% 6/1/2034	605,000	690,442
		9,482,506
TOTAL OHIO		265,208,244
Oklahoma - 0.5%
Education - 0.1%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 4% 8/1/2033	2,645,000	2,569,005
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 4% 8/1/2034	2,755,000	2,649,322
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2025	930,000	930,323
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2026	540,000	545,807
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2027	680,000	696,858
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2028	725,000	749,618
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2029	755,000	785,666
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2030	1,370,000	1,419,980
		10,346,579
General Obligations - 0.2%
Canadian County Educational Facilities Authority (Mustang Public Schools Proj.) 5% 9/1/2026	2,015,000	2,060,823
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2032	1,000,000	1,117,263
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2034	1,750,000	1,972,249
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2035	1,650,000	1,843,173
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2036	1,250,000	1,385,335
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2037	1,000,000	1,099,988
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2030	1,075,000	1,184,985
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2033	1,500,000	1,701,158
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2034	525,000	596,801
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2032	6,325,000	6,980,668
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2033	2,500,000	2,768,876
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2034	1,000,000	1,110,708
		23,822,027
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	1,105,000	1,204,726
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	1,255,000	1,395,681
		2,600,407
Special Tax - 0.0%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2025	1,020,000	1,025,005
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2026	1,455,000	1,462,150
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2027	1,155,000	1,160,297
		3,647,452
Transportation - 0.2%
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2036	3,000,000	3,369,309
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2037	4,500,000	4,986,717
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2037 (i)	3,000,000	3,254,219
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2038	8,000,000	8,766,485
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2040 (i)	2,250,000	2,395,322
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2041 (i)	2,000,000	2,094,340
		24,866,392
TOTAL OKLAHOMA		65,282,857
Oregon - 1.5%
General Obligations - 0.0%
Clackamas Cnty Ore Gen. Oblig. 1.625% 6/1/2037	1,195,000	839,659
Multnomah Cnty OR Sch Dist No 1 Portland Series 2020 B, 3% 6/15/2033 (Oregon St Guaranteed)	1,000,000	961,513
Oregon St Gen. Oblig. 5% 8/1/2036	1,500,000	1,697,437
Oregon St Gen. Oblig. 5% 8/1/2037	1,455,000	1,629,933
Oregon St Gen. Oblig. 5% 8/1/2038	2,125,000	2,352,701
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2030 (Oregon St Guaranteed)	2,915,000	3,029,976
		10,511,219
Health Care - 0.3%
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5% 8/1/2034	8,370,000	9,124,955
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5% 8/1/2035	1,400,000	1,513,589
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5% 8/1/2036	1,755,000	1,883,331
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2038	2,000,000	2,123,669
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2041	1,525,000	1,572,151
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2042	1,375,000	1,403,712
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2043	1,455,000	1,474,332
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2044	1,375,000	1,383,876
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	12,940,000	13,963,137
		34,442,752
Housing - 0.0%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	2,630,000	2,030,647
Special Tax - 0.0%
Oregon St Dept Admin Lottery 5% 4/1/2038	1,000,000	1,105,613
Transportation - 1.2%
Port of Portland Arpt Rev 4% 7/1/2035 (c)	3,000,000	2,981,218
Port of Portland Arpt Rev 4% 7/1/2039 (c)	2,545,000	2,422,101
Port of Portland Arpt Rev 5% 7/1/2025 (c)	800,000	799,999
Port of Portland Arpt Rev 5% 7/1/2026 (c)	1,300,000	1,322,853
Port of Portland Arpt Rev 5% 7/1/2027 (c)	1,090,000	1,127,363
Port of Portland Arpt Rev 5% 7/1/2029	1,155,000	1,216,543
Port of Portland Arpt Rev 5% 7/1/2029	1,000,000	1,057,393
Port of Portland Arpt Rev 5% 7/1/2033	785,000	849,549
Port of Portland Arpt Rev 5% 7/1/2036 (c)	8,655,000	8,971,003
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2034 (c)	5,500,000	5,951,866
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2035 (c)	11,655,000	12,458,793
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2036 (c)	9,075,000	9,640,201
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2037 (c)	12,175,000	12,817,676
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2034 (c)	1,725,000	1,866,722
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2035 (c)	3,835,000	4,099,483
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2036 (c)	3,655,000	3,882,637
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2037 (c)	4,230,000	4,453,287
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2031 (c)	1,000,000	1,017,428
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2032 (c)	2,795,000	2,837,681
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2030 (c)	12,085,000	12,935,319
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2031 (c)	12,035,000	12,988,288
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2033 (c)	9,960,000	10,830,175
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2034 (c)	2,730,000	2,923,366
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2038 (c)	2,680,000	2,780,780
Port of Portland Arpt Rev Series TWENTY NINE, 5.25% 7/1/2040 (c)	19,745,000	20,599,115
Port of Portland Arpt Rev Series TWENTY THREE, 5% 7/1/2027	1,475,000	1,475,814
		144,306,653
TOTAL OREGON		192,396,884
Pennsylvania - 3.1%
Education - 0.5%
Allegheny Cnty High Ed Bldg Auth (Carnegie-Mellon Univ, PA Proj.) Series 2024A, 5% 8/1/2027	17,865,000	18,715,169
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2036	825,000	811,232
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2037	1,000,000	963,308
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2038	1,050,000	999,471
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2039	2,000,000	1,865,489
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2040	2,115,000	1,935,129
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (g)	2,445,000	1,173,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (g)	5,005,000	2,402,400
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (g)	5,575,000	2,676,000
Northampton Cnty PA Gen Purp Ath (Lehigh Univ, PA Proj.) Series 2024 A, 5% 11/15/2034	7,605,000	8,651,151
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2029 (c)	3,800,000	3,957,489
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2030 (c)	8,600,000	8,985,328
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2031 (c)	4,900,000	5,146,409
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2030 (c)	2,365,000	2,483,894
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2032 (c)	2,000,000	2,103,593
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2033 (c)	1,875,000	1,976,939
Pennsylvania St Univ Series 2023, 5% 9/1/2038	750,000	810,835
Pennsylvania St Univ Series 2023, 5% 9/1/2039	750,000	803,797
Pennsylvania St Univ Series 2023, 5% 9/1/2040	1,500,000	1,598,425
		68,059,658
Electric Utilities - 0.1%
Philadelphia PA Gas Wks Rev Series 15TH, 5% 8/1/2025	775,000	776,078
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2041 (Assured Guaranty Municipal Corp Insured)	2,330,000	2,501,496
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2043 (Assured Guaranty Municipal Corp Insured)	3,750,000	3,960,735
		7,238,309
Escrowed/Pre-Refunded - 0.0%
State Pub Sch Bldg Auth PA Sch Rev Series 2016 A, 5% 12/1/2028 (Pre-refunded to 12/1/2026 at 100)	835,000	861,883
State Pub Sch Bldg Auth PA Sch Rev Series 2016 A, 5% 12/1/2033 (Pre-refunded to 12/1/2026 at 100)	895,000	923,815
		1,785,698
General Obligations - 1.0%
Pennsylvania St Gen. Oblig. Series 2016, 4% 2/1/2032	6,490,000	6,515,134
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	16,970,000	16,916,948
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	25,255,000	25,256,552
Philadelphia PA Gen. Oblig. 5% 8/1/2027	2,915,000	2,919,446
Philadelphia PA Gen. Oblig. 5% 8/1/2029	10,165,000	10,180,505
Philadelphia PA Gen. Oblig. 5% 8/1/2030	10,705,000	10,721,328
Philadelphia PA Gen. Oblig. 5% 8/1/2031	11,280,000	11,297,205
Philadelphia PA Gen. Oblig. Series 2019 A, 5% 8/1/2026	3,225,000	3,302,759
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2026	1,180,000	1,194,203
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2027	1,500,000	1,551,853
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2028	2,250,000	2,372,260
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2029	2,425,000	2,601,202
Philadelphia PA Sch Dist 5% 9/1/2029	3,070,000	3,288,932
Philadelphia PA Sch Dist 5% 9/1/2033	11,245,000	11,911,561
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Municipal Corp Insured)	3,675,000	3,887,808
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	1,345,000	1,347,002
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2028	5,265,000	5,370,455
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2033	3,405,000	3,448,246
		124,083,399
Health Care - 0.5%
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 5% 7/15/2025	3,630,000	3,632,046
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) 5% 7/1/2049	1,350,000	1,319,730
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) Series 2024, 5% 7/1/2031 (d)	1,500,000	1,580,929
Lancaster Cnty PA Hosp Aut Rev (Penn State Hlth System Proj.) Series 2021, 5% 11/1/2051	2,020,000	1,959,451
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	1,385,000	1,357,964
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	1,495,000	1,454,415
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2032	4,670,000	4,406,376
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	7,560,000	6,772,349
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	3,490,000	2,916,913
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2030	1,250,000	1,335,619
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2031	2,500,000	2,668,071
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2033	1,370,000	1,453,027
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	1,045,000	1,075,962
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2042	3,000,000	3,026,483
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023A SUB A1, 5% 5/15/2031	17,825,000	19,341,031
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) 5.25% 11/1/2041	3,000,000	3,148,463
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) 5% 8/15/2028	1,215,000	1,263,795
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) 5% 8/15/2030	2,090,000	2,162,786
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp Of Phil, Pa Proj.) Series 2024B2, 4% 7/1/2054 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	5,000,000	5,000,000
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2038	2,890,000	2,980,176
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2034	1,630,000	1,812,574
		70,668,160
Housing - 0.0%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.35% 10/1/2040	1,250,000	908,540
Special Tax - 0.1%
Southeastern PA Transn Auth Rev 5% 6/1/2033	1,000,000	1,111,748
Southeastern PA Transn Auth Rev 5% 6/1/2034	1,000,000	1,101,955
Southeastern PA Transn Auth Rev 5% 6/1/2035	1,750,000	1,908,343
Southeastern PA Transn Auth Rev 5% 6/1/2036	2,500,000	2,698,079
		6,820,125
Transportation - 0.8%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2033 (c)	3,635,000	3,841,491
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2034 (Assured Guaranty Municipal Corp Insured) (c)	1,730,000	1,852,411
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2035 (Assured Guaranty Municipal Corp Insured) (c)	2,000,000	2,126,853
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2036 (Assured Guaranty Municipal Corp Insured) (c)	1,000,000	1,084,351
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2037 (Assured Guaranty Municipal Corp Insured) (c)	1,000,000	1,075,947
Pennsylvania Turnpike Commission 4% 12/1/2038	1,040,000	1,030,082
Pennsylvania Turnpike Commission 5% 12/1/2029	1,455,000	1,524,045
Pennsylvania Turnpike Commission 5% 12/1/2033	5,465,000	6,132,781
Pennsylvania Turnpike Commission 5% 12/1/2033	4,350,000	4,881,537
Pennsylvania Turnpike Commission 5% 12/1/2034	3,250,000	3,662,525
Pennsylvania Turnpike Commission 5% 12/1/2034	3,125,000	3,521,658
Pennsylvania Turnpike Commission 5% 12/1/2034	970,000	1,002,256
Pennsylvania Turnpike Commission 5% 12/1/2036	2,850,000	3,181,535
Pennsylvania Turnpike Commission 5% 12/1/2037	1,300,000	1,396,531
Pennsylvania Turnpike Commission 5% 12/1/2038	4,500,000	4,906,507
Pennsylvania Turnpike Commission 5% 12/1/2038	4,100,000	4,473,899
Pennsylvania Turnpike Commission 5% 12/1/2039	3,250,000	3,515,478
Pennsylvania Turnpike Commission 5% 12/1/2039	2,350,000	2,539,961
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2033	2,095,000	2,322,902
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2034	1,750,000	1,932,826
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2035	1,750,000	1,917,772
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2028 (e)	995,000	1,028,240
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2033 (e)	1,215,000	1,279,511
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2032	3,205,000	3,602,141
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2033	12,980,000	14,648,916
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2034	5,325,000	5,958,671
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2035	1,425,000	1,578,533
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2041	3,700,000	3,856,634
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2042	5,000,000	5,144,148
Philadelphia PA Airport Rev 5% 7/1/2026 (c)	2,950,000	3,004,780
Philadelphia PA Airport Rev 5% 7/1/2029 (c)	1,200,000	1,231,967
Philadelphia PA Airport Rev 5% 7/1/2030 (c)	1,720,000	1,761,871
Philadelphia PA Airport Rev 5% 7/1/2031 (c)	2,430,000	2,481,243
Philadelphia PA Airport Rev Series 2017 B, 5% 7/1/2035 (c)	800,000	807,008
Philadelphia PA Airport Rev Series 2020 A, 4% 7/1/2035	2,000,000	2,008,387
Philadelphia PA Airport Rev Series 2020 A, 4% 7/1/2036	3,500,000	3,499,021
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2036 (c)	2,750,000	2,860,711
		112,675,130
Water & Sewer - 0.1%
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2040	1,000,000	1,061,326
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2042	3,000,000	3,142,044
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2043	2,085,000	2,172,331
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2035	1,110,000	1,218,952
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2037	2,000,000	2,151,652
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2038	1,500,000	1,591,436
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2039	1,850,000	1,947,416
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2038 (Assured Guaranty Municipal Corp Insured)	570,000	592,348
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 5% 9/1/2031 (Assured Guaranty Municipal Corp Insured)	1,855,000	2,071,218
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 5% 9/1/2033 (Assured Guaranty Municipal Corp Insured)	1,250,000	1,416,718
		17,365,441
TOTAL PENNSYLVANIA		409,604,460
Puerto Rico - 0.4%
General Obligations - 0.3%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	27,122,170	26,461,173
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	9,725,000	9,363,646
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.375% 7/1/2025	2,364,228	2,364,228
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	4,097,403	4,321,976
		42,511,023
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2020A, 5% 7/1/2035 (d)	1,500,000	1,540,957
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (d)	5,185,000	5,313,052
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2037 (d)	3,620,000	3,722,105
		10,576,114
TOTAL PUERTO RICO		53,087,137
Rhode Island - 0.6%
Education - 0.2%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2034	475,000	527,398
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2037	2,255,000	2,415,269
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2039	1,845,000	1,935,024
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2033	315,000	351,758
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2034	375,000	413,204
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2035	350,000	381,840
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2037	400,000	428,356
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2038	350,000	371,333
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2039	395,000	415,061
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2040	600,000	626,831
Rhode Island St Student Ln 3.5% 12/1/2034 (c)	1,440,000	1,371,327
Rhode Island St Student Ln 5% 12/1/2026 (c)	2,100,000	2,142,987
Rhode Island St Student Ln 5% 12/1/2027 (c)	1,500,000	1,552,450
Rhode Island St Student Ln 5% 12/1/2028 (c)	1,750,000	1,824,046
Rhode Island St Student Ln 5% 12/1/2029 (c)	1,875,000	1,965,432
Rhode Island St Student Ln 5% 12/1/2029 (c)	1,650,000	1,724,119
Rhode Island St Student Ln 5% 12/1/2030 (c)	1,125,000	1,184,807
Rhode Island St Student Ln 5% 12/1/2031 (c)	1,575,000	1,665,871
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (c)	520,000	517,833
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2032 (c)	5,100,000	5,389,850
		27,204,796
General Obligations - 0.2%
Rhode Island & Providence Plantations (Rhode Island St Proj.) Gen. Oblig. Series 2019 A, 4% 5/1/2035	2,160,000	2,183,404
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2036 (Build America Mutual Assurance Co Insured)	1,410,000	1,540,160
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2037 (Build America Mutual Assurance Co Insured)	2,180,000	2,358,336
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2038 (Build America Mutual Assurance Co Insured)	835,000	898,186
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2040 (Build America Mutual Assurance Co Insured)	1,450,000	1,558,954
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2043 (Build America Mutual Assurance Co Insured)	730,000	767,168
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2044 (Build America Mutual Assurance Co Insured)	1,825,000	1,912,495
Rhode Island St Gen. Oblig. Series 2022A, 5% 8/1/2035	10,110,000	11,073,640
		22,292,343
Health Care - 0.2%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	10,630,000	10,652,497
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2034	6,100,000	6,610,634
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2035	1,320,000	1,421,566
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2037	735,000	779,095
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2038	880,000	924,372
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2040	735,000	756,179
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2041	800,000	813,978
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2043	790,000	789,341
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2044	550,000	547,097
		23,294,759
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	825,000	828,356
Tobacco Bonds - 0.0%
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2027	1,770,000	1,771,614
Tobacco Setlement Fing Corp RI Series SER A, 5% 6/1/2028	2,330,000	2,331,887
		4,103,501
TOTAL RHODE ISLAND		77,723,755
South Carolina - 1.5%
Electric Utilities - 0.6%
South Carolina St Svc Auth Rev 4% 12/1/2033	900,000	909,982
South Carolina St Svc Auth Rev 4% 12/1/2034	4,000,000	4,019,256
South Carolina St Svc Auth Rev 4% 12/1/2035	500,000	497,544
South Carolina St Svc Auth Rev 4% 12/1/2037	2,000,000	1,946,867
South Carolina St Svc Auth Rev 5% 12/1/2031	2,800,000	3,048,414
South Carolina St Svc Auth Rev 5% 12/1/2034	500,000	556,317
South Carolina St Svc Auth Rev 5% 12/1/2036	1,900,000	2,073,216
South Carolina St Svc Auth Rev 5% 12/1/2037	2,125,000	2,294,279
South Carolina St Svc Auth Rev 5% 12/1/2037	1,625,000	1,754,449
South Carolina St Svc Auth Rev 5% 12/1/2038	4,500,000	4,807,842
South Carolina St Svc Auth Rev 5% 12/1/2038	3,000,000	3,205,228
South Carolina St Svc Auth Rev 5% 12/1/2039	4,030,000	4,254,969
South Carolina St Svc Auth Rev 5% 12/1/2039	1,325,000	1,398,966
South Carolina St Svc Auth Rev 5% 12/1/2040	1,625,000	1,704,527
South Carolina St Svc Auth Rev 5.25% 12/1/2033 (Assured Guaranty Municipal Corp Insured)	1,200,000	1,333,518
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	2,000,000	1,816,438
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2035	5,000,000	5,484,393
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2036	6,500,000	7,067,792
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2038	7,000,000	7,459,094
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2041	1,000,000	1,037,176
South Carolina St Svc Auth Rev Series B, 5% 12/1/2035	6,250,000	6,271,935
South Carolina St Svc Auth Rev Series B, 5% 12/1/2036	9,330,000	9,358,283
		72,300,485
Escrowed/Pre-Refunded - 0.0%
South Carolina St Ports Auth Series 2015, 5% 7/1/2045 (Pre-refunded to 7/1/2025 at 100) (c)	1,000,000	1,000,000
General Obligations - 0.2%
Beaufort Cnty SC Sch Dist Series 2021 A, 2% 3/1/2034	3,890,000	3,265,522
Patriots Energy Group Financing Agency Series 2023 SUB B 1, 5.25% tender 2/1/2054 (Royal Bank of Canada Guaranteed) (b)	21,845,000	23,452,314
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2027	3,885,000	3,890,297
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2029	3,155,000	3,158,374
		33,766,507
Health Care - 0.6%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.75% 11/15/2054	2,500,000	2,524,228
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2034	15,850,000	17,552,853
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2035	11,250,000	12,332,204
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2036	14,000,000	15,176,144
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2037	7,775,000	8,324,552
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2038	17,650,000	18,646,577
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) 5% 2/1/2026	1,650,000	1,667,380
		76,223,938
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	1,540,000	1,550,413
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2020 A, 4% 7/1/2050	1,530,000	1,539,960
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	3,700,000	4,027,795
		7,118,168
Transportation - 0.1%
South Carolina St Ports Auth Series 2018, 5% 7/1/2028 (c)	2,235,000	2,339,623
South Carolina St Ports Auth Series 2018, 5% 7/1/2030 (c)	4,790,000	4,978,156
South Carolina St Ports Auth Series 2018, 5% 7/1/2033 (c)	2,150,000	2,213,398
		9,531,177
TOTAL SOUTH CAROLINA		199,940,275
South Dakota - 0.1%
Health Care - 0.0%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2027	365,000	378,949
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2033	1,700,000	1,751,078
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2035	1,360,000	1,393,432
South Dakota St Hlth & Edl Fac (Sanford Health, SD Proj.) 5% 11/1/2026	195,000	195,302
		3,718,761
Housing - 0.1%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2021 A, 3% 11/1/2051	2,185,000	2,154,479
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	2,460,000	2,665,729
		4,820,208
TOTAL SOUTH DAKOTA		8,538,969
Tennessee - 0.7%
Education - 0.2%
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	615,000	663,946
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	450,000	478,164
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	500,000	526,086
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	500,000	522,246
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	425,000	440,716
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 4.5% 7/1/2046 (Build America Mutual Assurance Co Insured)	1,180,000	1,112,317
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,125,000	1,175,054
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	2,240,000	2,264,971
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	1,200,000	1,187,683
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024A 1, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	550,000	598,876
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2034	2,190,000	2,481,537
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2035	5,500,000	6,186,260
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2036	835,000	930,377
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2037	1,000,000	1,103,411
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2038	750,000	818,948
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2039	1,000,000	1,080,497
		21,571,089
General Obligations - 0.3%
County of Williamson TN Gen. Oblig. 3.05% 4/1/2034	1,680,000	1,599,433
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2017, 4% 7/1/2031	17,400,000	17,636,329
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2018, 4% 7/1/2034	6,000,000	6,049,431
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 3% 1/1/2035	1,100,000	1,024,443
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2034 (h)	1,000,000	672,495
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2035 (h)	1,100,000	698,598
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2036 (h)	1,000,000	595,034
Tennessee Engy Acq Crp Gas Rev Series 2018, 4% tender 11/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	10,670,000	10,685,163
		38,960,926
Health Care - 0.2%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2037	3,040,000	2,924,927
Greeneville TN Health & Edl Facs Brd Hosp Rev (Ballad Health Proj.) Series 2018A, 5% 7/1/2029	970,000	1,014,362
Greeneville TN Health & Edl Facs Brd Hosp Rev (Ballad Health Proj.) Series 2018A, 5% 7/1/2030	1,165,000	1,216,309
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2024B, 5% tender 9/1/2049 (b)	15,850,000	16,612,759
		21,768,357
Housing - 0.0%
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series ISSUE 2022 1, 3.75% 7/1/2052	4,870,000	4,877,527
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	1,040,000	796,372
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	1,265,000	912,764
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	2,385,000	1,949,136
		8,535,799
Transportation - 0.0%
Memphis-Shelby Cnty TN Arpt Auth Series 2020 B, 5% 7/1/2025 (c)	1,000,000	999,999
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2044 (c)	1,190,000	1,179,501
		2,179,500
TOTAL TENNESSEE		93,015,671
Texas - 14.7%
Education - 0.9%
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 3.375% 10/1/2037	1,585,000	1,371,640
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2027	2,135,000	2,160,177
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2028	1,395,000	1,410,873
San Antonio TX Ed Facs Corp Rv (Trinity University Proj.) Series 2024 A, 5% 6/1/2033	3,515,000	3,924,642
San Antonio TX Ed Facs Corp Rv (Trinity University Proj.) Series 2024 A, 5% 6/1/2034	23,150,000	25,893,310
Texas A&M Univ Perm Univ Fund 5% 7/1/2037	8,235,000	8,904,023
Texas A&M Univ Perm Univ Fund 5% 7/1/2038	8,030,000	8,595,593
Texas A&M Univ Revs Series 2021 A, 4% 5/15/2034	1,000,000	1,027,101
Texas A&M Univ Revs Series 2022, 5% 5/15/2032	1,000,000	1,126,317
Texas A&M Univ Revs Series 2022, 5% 5/15/2033	1,000,000	1,118,192
Texas A&M Univ Revs Series 2022, 5% 5/15/2034	1,250,000	1,383,202
Texas A&M Univ Revs Series 2022, 5% 5/15/2035	1,000,000	1,096,918
Texas St Univ Sys Fing Rev Series 2017 A, 5% 3/15/2029	4,530,000	4,687,585
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2033	1,800,000	2,027,475
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2034	2,250,000	2,547,078
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2035	845,000	958,459
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2036	1,800,000	2,026,364
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2037	1,300,000	1,446,053
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2038	2,250,000	2,473,951
University Houston TX Univ Rev Series 2017 A, 5% 2/15/2030	6,325,000	6,397,880
University Houston TX Univ Rev Series 2021 A, 2% 2/15/2033	4,105,000	3,512,474
University North Tex Univ Rev Series 2022A, 5% 4/15/2032	540,000	603,865
University North Tex Univ Rev Series 2022A, 5% 4/15/2033	520,000	574,461
University North Tex Univ Rev Series 2022A, 5% 4/15/2034	720,000	790,438
University North Tex Univ Rev Series 2022A, 5% 4/15/2035	755,000	821,811
University North Tex Univ Rev Series 2022A, 5% 4/15/2036	720,000	777,085
University North Tex Univ Rev Series 2022A, 5% 4/15/2037	950,000	1,016,819
University North Tex Univ Rev Series 2022A, 5% 4/15/2038	1,095,000	1,162,032
University North Tex Univ Rev Series 2022A, 5% 4/15/2039	1,190,000	1,253,642
University TX Perm Univ Fd Series 2016 B, 5% 7/1/2029	1,740,000	1,775,418
University TX Perm Univ Fd Series 2023A, 5% 7/1/2032	13,135,000	14,829,190
University TX Perm Univ Fd Series 2023A, 5% 7/1/2033	9,375,000	10,647,946
		118,342,014
Electric Utilities - 1.0%
City of Georgetown TX Series 2022, 5% 8/15/2031 (Assured Guaranty Municipal Corp Insured)	1,375,000	1,527,960
City of Georgetown TX Series 2022, 5% 8/15/2033 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,645,869
City of Georgetown TX Series 2022, 5% 8/15/2035 (Assured Guaranty Municipal Corp Insured)	1,700,000	1,837,802
City of Georgetown TX Series 2022, 5% 8/15/2036 (Assured Guaranty Municipal Corp Insured)	1,585,000	1,701,200
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2035 (Build America Mutual Assurance Co Insured)	1,750,000	1,908,399
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2036 (Build America Mutual Assurance Co Insured)	1,355,000	1,467,257
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2037 (Build America Mutual Assurance Co Insured)	1,430,000	1,538,736
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,068,305
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,060,932
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2040 (Build America Mutual Assurance Co Insured)	1,000,000	1,051,359
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2041 (Build America Mutual Assurance Co Insured)	1,240,000	1,293,934
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2042 (Build America Mutual Assurance Co Insured)	1,200,000	1,243,078
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2043 (Build America Mutual Assurance Co Insured)	1,855,000	1,911,436
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2044 (Build America Mutual Assurance Co Insured)	2,000,000	2,051,203
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2032 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,112,323
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2033 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,117,661
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2034 (Assured Guaranty Municipal Corp Insured)	950,000	1,065,326
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2035 (Assured Guaranty Municipal Corp Insured)	615,000	683,671
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2036 (Assured Guaranty Municipal Corp Insured)	600,000	660,995
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2037 (Assured Guaranty Municipal Corp Insured)	500,000	545,986
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2038 (Assured Guaranty Municipal Corp Insured)	500,000	540,561
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2039 (Assured Guaranty Municipal Corp Insured)	500,000	535,848
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2040 (Assured Guaranty Municipal Corp Insured)	500,000	530,321
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2032	1,500,000	1,597,665
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2033	2,250,000	2,388,539
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2034	2,250,000	2,375,906
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2035	5,575,000	5,848,540
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2036	1,075,000	1,123,084
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2032	4,565,000	4,782,491
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2034	2,430,000	2,529,162
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2036	2,430,000	2,508,730
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022A, 5% 5/15/2032	395,000	438,014
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022A, 5.25% 5/15/2035	1,500,000	1,654,196
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2036 (Assured Guaranty Municipal Corp Insured)	5,915,000	6,511,421
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2037 (Assured Guaranty Municipal Corp Insured)	5,755,000	6,265,213
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2039 (Assured Guaranty Municipal Corp Insured)	7,500,000	7,977,550
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2040 (Assured Guaranty Municipal Corp Insured)	7,000,000	7,395,666
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2041 (Assured Guaranty Municipal Corp Insured)	4,150,000	4,345,311
Lower Colorado River Authority Series 2015D, 5% 5/15/2026	1,360,000	1,361,880
Lower Colorado River Authority Series 2020, 5% 5/15/2026	3,350,000	3,409,871
Lower Colorado River Authority Series 2025 B, 5% tender 5/15/2045 (b)	20,000,000	21,533,425
Lower Colorado River Authority Series B, 5% 5/15/2027	2,915,000	2,919,031
Lower Colorado River Authority Series B, 5% 5/15/2028	2,845,000	2,848,934
Lower Colorado River Authority Series B, 5% 5/15/2029	8,255,000	8,266,414
San Antonio TX Elec & Gas Rev 5% 2/1/2029	1,455,000	1,516,342
San Antonio TX Elec & Gas Rev 5% 2/1/2030	970,000	1,008,589
San Antonio TX Elec & Gas Rev 5% 2/1/2031	1,455,000	1,509,858
San Antonio TX Elec & Gas Rev 5% 2/1/2033	1,165,000	1,202,962
San Antonio TX Elec & Gas Rev Series 2019, 5% 2/1/2036	5,980,000	6,317,918
Texas Mun Pwr Agy Rv Series 2021, 3% 9/1/2034 (Assured Guaranty Municipal Corp Insured)	1,125,000	1,041,518
		138,778,392
Escrowed/Pre-Refunded - 0.1%
Central TX Regl Mobility Auth Rev Series A, 5% 1/1/2031 (Pre-refunded to 7/1/2025 at 100)	1,165,000	1,165,000
Central TX Regl Mobility Auth Rev Series A, 5% 1/1/2034 (Pre-refunded to 7/1/2025 at 100)	1,940,000	1,940,000
Central TX Regl Mobility Auth Rev Series A, 5% 1/1/2040 (Pre-refunded to 7/1/2025 at 100)	5,340,000	5,340,000
El Paso Tex Gen. Oblig. 5% 8/15/2032 (Pre-refunded to 8/15/2028 at 100)	2,235,000	2,384,259
		10,829,259
General Obligations - 6.5%
Alvin Tex Indpt Sch Dist 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	3,000,000	3,382,292
Alvin Tex Indpt Sch Dist 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,100,000	1,246,530
Alvin Tex Indpt Sch Dist 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	570,000	638,266
Alvin Tex Indpt Sch Dist 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	575,000	637,925
Alvin Tex Indpt Sch Dist 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	700,000	767,066
Alvin Tex Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	775,000	840,903
Alvin Tex Indpt Sch Dist 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,100,000	1,183,045
Alvin Tex Indpt Sch Dist 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	650,000	691,734
Argyle TX Indpt Sch Dist 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,005,000	1,110,822
Austin Tex Gen. Oblig. Series 2022, 5% 9/1/2034	1,600,000	1,774,367
Austin Tex Gen. Oblig. Series 2022, 5% 9/1/2035	2,500,000	2,751,260
Austin Tex Gen. Oblig. Series 2022, 5% 9/1/2036	3,035,000	3,308,615
Austin TX Indpt Sch Dist 5% 8/1/2035	2,000,000	2,204,353
Austin TX Indpt Sch Dist 5% 8/1/2039	1,795,000	1,915,486
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2032 (Permanent Sch Fund of Texas Guaranteed)	8,300,000	8,671,282
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2033 (Permanent Sch Fund of Texas Guaranteed)	9,255,000	9,598,922
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2034 (Permanent Sch Fund of Texas Guaranteed)	10,590,000	10,912,629
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2035 (Permanent Sch Fund of Texas Guaranteed)	7,215,000	7,375,816
Bexar Cnty TX Gen. Oblig. Series 2016, 3% 6/15/2041	7,105,000	5,714,283
Birdville TX Indpt Sch Dist 2.375% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,575,000	1,342,330
Birdville TX Indpt Sch Dist Series 2021, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	2,225,000	2,255,334
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	5,505,000	5,499,703
Brazos Cnty Tex Gen. Oblig. 2.125% 9/1/2039	1,515,000	1,058,000
Brazosport Texas Indpt Sch Dis 2.125% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	3,495,000	3,040,197
Cedar Hill TX Indpt Sch Dist Series 2024, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,900,000	2,043,442
Cedar Park TX Gen. Oblig. 1.75% 2/15/2037	1,635,000	1,168,242
Cedar Park TX Gen. Oblig. 5% 2/15/2036	1,245,000	1,334,666
City of Frisco TX 2% 2/15/2038	1,315,000	982,984
City of Frisco TX Gen. Oblig. 2% 2/15/2037	4,640,000	3,593,240
City of Frisco TX Gen. Oblig. 2% 2/15/2041	2,290,000	1,526,890
City of Garland TX Gen. Oblig. Series 2021, 2% 2/15/2039	1,660,000	1,154,177
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2033 (City of Garland TX Guaranteed)	2,145,000	2,387,881
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2034 (City of Garland TX Guaranteed)	2,150,000	2,402,445
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2035 (City of Garland TX Guaranteed)	2,010,000	2,226,282
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2037 (City of Garland TX Guaranteed)	1,700,000	1,841,906
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2038 (City of Garland TX Guaranteed)	1,250,000	1,336,597
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2040	1,275,000	1,335,347
City of Waco TX Gen. Oblig. 2% 2/1/2033	3,330,000	2,856,128
City of Waco TX Gen. Oblig. 2.125% 2/1/2035	2,240,000	1,844,860
City of Waco TX Gen. Oblig. 2.375% 2/1/2038	1,675,000	1,305,959
City of Waco TX Gen. Oblig. 2.375% 2/1/2039	3,800,000	2,879,720
City of Waco TX Gen. Oblig. Series 2023A, 4% 2/1/2039	3,990,000	3,867,579
Clear Creek Independent School District Series 2013B, 3.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (b)	6,655,000	6,656,923
Clear Creek Independent School District Series 2021, 3% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	4,725,000	4,365,240
Collin Cnty TX Cmnty Coll Dist Gen. Oblig. Series 2018, 3.5% 8/15/2037	2,500,000	2,339,730
Comal Tex Indpt Sch Dist 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	2,665,000	2,339,688
Comal Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	9,400,000	8,026,802
Comal Tex Indpt Sch Dist 3% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	6,015,000	4,985,546
Comal Tex Indpt Sch Dist 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	2,500,000	2,026,461
Comal Tex Indpt Sch Dist 3% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	1,795,884
Comal Tex Indpt Sch Dist 3% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	2,750,000	2,157,299
Comal Tex Indpt Sch Dist Series 2020, 1.625% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	6,775,000	5,788,471
Cypress-Fairbanks TX Isd Series 2016, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	3,475,000	3,522,953
Cypress-Fairbanks TX Isd Series 2019 A, 3% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	5,000,000	4,806,649
Cypress-Fairbanks TX Isd Series 2020, 4% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,467,145
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2030	4,080,000	4,367,327
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2032	7,095,000	7,535,700
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2033	7,585,000	8,016,445
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2028	19,880,000	21,022,231
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2029	16,030,000	17,240,055
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2030	20,305,000	22,146,508
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2031	8,555,000	9,430,599
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2032	16,800,000	18,661,082
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2033	8,555,000	9,542,001
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2037	9,400,000	10,191,833
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2038	12,190,000	13,080,387
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2039	10,745,000	11,431,638
Dallas TX ISD (Permanent Sch Fund of Texas Proj.) Series 2021, 4% 2/15/2026	2,455,000	2,471,776
Dallas TX ISD 5% 2/15/2028	1,750,000	1,851,915
Dallas TX ISD 5% 2/15/2029	2,355,000	2,485,737
Dallas TX ISD 5% 2/15/2030	5,095,000	5,367,001
Dallas TX ISD 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	4,500,000	4,896,450
Dallas TX ISD 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	3,250,000	3,507,683
Del Valle Tex Indpt Sch Dist Series 2021, 2% 6/15/2036 (Permanent Sch Fund of Texas Guaranteed)	3,740,000	2,984,579
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2030	600,000	659,044
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2032	500,000	559,163
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2033	1,000,000	1,122,892
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2034	1,000,000	1,126,711
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2035	1,000,000	1,115,285
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2036	750,000	828,739
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2037	750,000	821,186
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2038	2,000,000	2,166,219
Denton Independent School District Series 2016, 0% 8/15/2025 (Permanent Sch Fund of Texas Guaranteed) (h)	2,770,000	2,759,250
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2035	1,430,000	1,150,794
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2036	2,670,000	2,074,252
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2036	1,465,000	1,138,120
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2037	1,495,000	1,122,724
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2037	510,000	383,002
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2038	1,525,000	1,103,719
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2038	1,255,000	908,307
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2039	1,560,000	1,089,204
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2040	1,585,000	1,062,818
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2033 (Permanent Sch Fund of Texas Guaranteed)	1,190,000	1,324,965
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,010,000	1,116,349
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,425,927
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,895,000	2,062,837
El Paso Tex Gen. Oblig. 5% 8/15/2030	5,100,000	5,389,302
El Paso Tex Gen. Oblig. 5% 8/15/2031	3,610,000	3,804,121
El Paso Tex Gen. Oblig. 5% 8/15/2032	1,385,000	1,454,425
El Paso Tex Gen. Oblig. 5% 8/15/2033 (Pre-refunded to 8/15/2028 at 100)	5,890,000	6,283,349
El Paso Tex Gen. Oblig. 5% 8/15/2034 (Pre-refunded to 8/15/2028 at 100)	2,945,000	3,141,674
El Paso Tex Gen. Oblig. Series 2021 C, 3% 8/15/2040	1,000,000	805,824
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2036	1,780,000	1,952,297
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2037	1,000,000	1,086,566
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2038	1,000,000	1,075,034
Elgin TX Indpt Sch Dist 5% 8/1/2030 (Permanent Sch Fund of Texas Guaranteed)	1,485,000	1,637,095
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	8,210,000	7,939,129
Fort Worth Tex Indpt Sch Dist Series 2016, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	3,530,000	3,579,442
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,105,000	1,895,321
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	440,000	487,932
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	900,000	977,561
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,125,000	1,211,102
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,700,000	1,815,575
Fort Worth TX Gen. Oblig. 2% 3/1/2036	6,480,000	5,026,927
Fort Worth TX Gen. Oblig. 2% 3/1/2037	6,480,000	4,871,803
Fort Worth TX Gen. Oblig. Series 2016, 5% 3/1/2027	5,755,000	5,832,479
Fort Worth TX Gen. Oblig. Series 2020, 3% 3/1/2039	2,500,000	2,038,739
Fort Worth TX Gen. Oblig. Series 2020, 5% 3/1/2029	4,200,000	4,524,914
Grand Prairie TX Gen. Oblig. 4% 2/15/2038	1,755,000	1,753,239
Grand Prairie TX Gen. Oblig. 4% 2/15/2039	1,465,000	1,443,909
Harlandale TX Indpt Sch Dist 5% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,050,000	1,129,604
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2032	5,130,000	5,312,384
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2033	6,045,000	6,214,487
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2034	4,995,000	5,099,283
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2035	3,400,000	3,445,291
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2036	3,920,000	3,943,252
Harris Cnty TX Gen. Oblig. 3% 10/1/2041	2,500,000	2,024,098
Harris Cnty TX Gen. Oblig. Series 2022 A, 5% 8/15/2032	2,500,000	2,804,189
Harris Cnty TX Gen. Oblig. Series 2024 A, 5% 9/15/2034	2,235,000	2,531,721
Harris Cnty TX Gen. Oblig. Series 2024 A, 5% 9/15/2035	1,000,000	1,120,293
Harris Cnty TX Gen. Oblig. Series 2024 A, 5% 9/15/2035	955,000	1,069,879
Harris Cnty TX Gen. Oblig. Series 2024, 5% 9/15/2034	3,710,000	4,202,543
Harris Cnty TX Gen. Oblig. Series 2024, 5% 9/15/2035	3,250,000	3,640,954
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,005,246
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,088,657
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,650,000	1,785,544
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	2,418,916
Houston TX Gen. Oblig. 5% 3/1/2039	5,465,000	5,830,180
Houston TX Indpt Sch Dist 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	2,530,429
Houston TX Indpt Sch Dist 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	5,790,000	6,603,393
Houston TX Indpt Sch Dist 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	2,750,000	3,137,535
Houston TX Indpt Sch Dist 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,400,000	2,711,322
Houston TX Indpt Sch Dist 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,550,000	1,734,211
Houston TX Indpt Sch Dist 5% 7/15/2032	1,200,000	1,346,019
Houston TX Indpt Sch Dist 5% 7/15/2037	2,900,000	3,215,776
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,450,000	2,762,204
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,650,000	1,869,795
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,750,000	1,984,250
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	4,300,000	4,850,259
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,295,000	1,446,665
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,800,000	1,989,159
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,559,589
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,244,047
Lamar TX Isd Series 2021 A, 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,169,494
Lamar TX Isd Series 2023, 5% 2/15/2037	2,000,000	2,161,245
Lamar TX Isd Series 2023, 5% 2/15/2038	2,250,000	2,410,235
Lamar TX Isd Series 2023, 5% 2/15/2039	5,000,000	5,311,454
Lamar TX Isd Series 2023, 5% 2/15/2040	2,765,000	2,912,390
Lamar TX Isd Series 2024, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,950,000	2,171,199
Lamar TX Isd Series 2024, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,500,000	2,757,937
Lamar TX Isd Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	4,000,000	4,370,879
Lamar TX Isd Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	3,400,000	3,683,928
Lamar TX Isd Series 2024, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,600,000	1,718,374
Lamar TX Isd Series 2024, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,598,552
Liberty Hill TX Indpt Sch Dist Series 2021, 3% 2/1/2037 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,287,787
Lubbock Cnty Tex Gen. Oblig. 4% 2/15/2039	3,250,000	3,154,950
Lubbock Cnty Tex Gen. Oblig. 5% 2/15/2035	1,905,000	2,083,077
Lubbock Cnty Tex Gen. Oblig. 5% 2/15/2037	2,950,000	3,169,285
Lubbock Cnty Tex Gen. Oblig. 5% 2/15/2038	3,105,000	3,304,407
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2038	1,135,000	1,207,552
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2039	3,700,000	3,896,621
Mansfield TX Gen. Oblig. 2.5% 2/15/2039	1,425,000	1,122,684
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2034	1,315,000	1,491,462
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2035	3,125,000	3,512,216
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2036	1,905,000	2,122,785
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2037	4,755,000	5,259,438
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2038	5,175,000	5,671,627
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2039	1,685,000	1,831,726
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2040	2,655,000	2,857,823
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2041	4,160,000	4,430,744
Mckinney Tex Indpt Sch Dist Series 2022, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,295,000	1,400,692
Midway TX Indpt Sch Dist Series 2020, 4% 8/15/2032 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,542,403
Northwest Tex Indpt Sch Dist Series 2021, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	1,638,890
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,308,132
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	2,750,000	2,876,188
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,293,818
Plano Independent School District 5% 2/15/2034	650,000	715,930
Plano Independent School District 5% 2/15/2035	2,000,000	2,187,056
Plano Independent School District 5% 2/15/2036	2,800,000	3,037,834
Plano Independent School District 5% 2/15/2037	3,125,000	3,365,070
Plano Independent School District 5% 2/15/2038	3,300,000	3,523,736
Plano TX Gen. Oblig. 3.37% 9/1/2037	3,485,000	3,213,136
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2030	4,445,000	4,895,129
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2031	4,670,000	5,197,916
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2032	4,905,000	5,506,948
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2033	5,140,000	5,806,221
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2034	5,400,000	6,121,358
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2035	1,640,000	1,841,410
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2036	3,220,000	3,581,731
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2037	3,380,000	3,724,096
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2038	3,550,000	3,870,091
Prosper Tex Indpt Sch Dist 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	4,780,000	4,329,614
Prosper Tex Indpt Sch Dist 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,370,000	1,211,518
Prosper Tex Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,084,358
Prosper Tex Indpt Sch Dist 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,075,000	1,154,964
Prosper Tex Indpt Sch Dist 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	800,000	850,627
Prosper Tex Indpt Sch Dist 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,371,610
Prosper Tex Indpt Sch Dist 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	1,937,329
Prosper Tex Indpt Sch Dist 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	2,230,000	2,326,941
Prosper Tex Indpt Sch Dist 5% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	1,922,153
Richardson TX Indpt Sch Dist Series 2024, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,282,714
Richardson TX Indpt Sch Dist Series 2024, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	755,000	787,758
Richardson TX Indpt Sch Dist Series 2024, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,283,704
Round Rock TX Indpt Sch Dist Series 2016, 3% 8/1/2041 (Permanent Sch Fund of Texas Guaranteed)	2,675,000	2,133,659
Round Rock TX Indpt Sch Dist Series 2025B, 5% 8/1/2038 (Permanent Sch Fund of Texas Guaranteed)	10,625,000	11,650,069
Sabine Pass Tex Indpt Sch Dist Series 2024, 5% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,355,000	1,457,727
San Antonio TX Gen. Oblig. Series 2021, 4% 8/1/2033	3,145,000	3,267,531
Spring Branch Tex Indp Sch Dst Series 2019, 3% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	5,315,000	5,177,987
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5% 8/15/2033	1,105,000	1,220,857
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2035	1,635,000	1,801,583
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2036	1,000,000	1,091,651
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2037	1,000,000	1,082,275
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2038	1,220,000	1,308,144
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2039	1,750,000	1,864,194
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	4,835,000	5,303,378
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 5% 2/1/2026	2,600,000	2,631,730
Texas State Gen. Oblig. 4% 8/1/2032 (c)	1,700,000	1,731,387
Texas State Gen. Oblig. 5% 8/1/2033 (c)	4,805,000	5,162,610
Texas State Gen. Oblig. Series 2013 B, 5% 8/1/2025 (c)	11,725,000	11,742,387
Texas State Gen. Oblig. Series 2014, 5% 8/1/2026 (c)	5,020,000	5,028,885
Texas State Gen. Oblig. Series 2016, 5.5% 8/1/2026 (c)	3,750,000	3,849,287
Texas State Gen. Oblig. Series 2017, 3% 8/1/2034 (c)	2,755,000	2,492,148
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2028 (c)	4,340,000	4,433,415
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2029 (c)	5,605,000	5,748,875
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2030 (c)	5,885,000	6,051,148
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2031 (c)	6,180,000	6,361,222
Texas State Gen. Oblig. Series 2021 A, 5% 8/1/2030 (c)	5,720,000	6,165,886
Texas State Gen. Oblig. Series 2021 A, 5% 8/1/2031 (c)	6,175,000	6,706,283
Texas State Gen. Oblig. Series 2021 A, 5% 8/1/2032 (c)	6,480,000	7,001,155
Texas State Gen. Oblig. Series 2021 B, 5% 8/1/2032 (c)	4,915,000	5,367,633
Travis Cnty TX Gen. Oblig. Series 2019 A, 5% 3/1/2034	5,645,000	5,966,913
Travis Cnty TX Gen. Oblig. Series 2019 A, 5% 3/1/2035	17,080,000	17,973,988
Travis Cnty TX Gen. Oblig. Series 2019 A, 5% 3/1/2036	5,000,000	5,238,180
Willis Tex Indpt Sch Dist 2% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,700,000	1,338,019
		845,530,835
Health Care - 0.5%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	10,165,000	10,809,284
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 7/1/2037	5,900,000	6,359,263
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 7/1/2038	4,500,000	4,797,788
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2019 A, 4% 10/1/2035	1,750,000	1,745,930
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2019 A, 4% 10/1/2036	3,000,000	2,961,590
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2026	680,000	689,540
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2027	485,000	492,392
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2029	630,000	639,261
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2031	990,000	1,001,910
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2025	2,430,000	2,434,869
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2026	1,505,000	1,538,770
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	1,565,000	1,631,577
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2030	2,330,000	2,417,939
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev (Lifespace Proj.) Series 2015, 5% 11/15/2030	6,130,000	6,138,979
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	8,030,000	8,638,709
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2032	1,725,000	1,936,843
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2033	2,455,000	2,769,259
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2034	1,650,000	1,864,301
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2035	1,850,000	2,078,155
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2036	2,230,000	2,476,369
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2037	2,000,000	2,190,531
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2016 A, 5% 2/15/2034	2,040,000	2,074,709
		67,687,968
Housing - 0.3%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	15,780,000	17,191,813
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	6,047,575	5,227,736
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	3,425,000	3,451,801
Travis Cnty Tex Hsg Fin Corp Multifamily Hsg Series 2023, 3.75% tender 8/1/2026 (b)	2,230,000	2,230,165
		28,101,515
Industrial Development - 0.2%
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 4% 4/1/2040 VRDN (b)	18,125,000	18,125,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 4% 4/1/2040 VRDN (b)	8,400,000	8,400,000
		26,525,000
Resource Recovery - 0.0%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2024, 4% tender 6/1/2054 (b)(c)	4,295,000	4,125,338
Special Tax - 0.6%
Dallas TX Rapid Transit Sales Tax Rev 5% 12/1/2025	750,000	756,262
Dallas TX Rapid Transit Sales Tax Rev 5.25% 12/1/2029	7,135,000	7,841,690
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2029	1,000,000	1,055,610
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2030	1,250,000	1,316,295
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2031	1,650,000	1,732,366
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2033	1,535,000	1,599,166
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2034	1,250,000	1,296,773
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2035	1,700,000	1,757,126
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2037	1,140,000	1,246,930
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2038	1,195,000	1,294,050
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2039	550,000	592,481
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2040	840,000	893,636
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2041	1,100,000	1,157,008
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2042	1,115,000	1,163,214
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2043	1,940,000	2,016,702
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2044	2,040,000	2,108,538
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2045	1,590,000	1,636,442
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 5% 2/1/2027	2,500,000	2,590,316
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 5% 2/1/2028	1,315,000	1,389,784
Texas Transn Commn Gen. Oblig. Series 2014 B, 0.65% tender 10/1/2041 (Texas State Guaranteed) (b)	44,145,000	43,014,774
		76,459,163
Transportation - 2.4%
Austin Tex Airport Sys 5% 11/15/2029 (c)	2,690,000	2,691,608
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2027 (c)	1,500,000	1,559,461
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2028 (c)	2,250,000	2,371,855
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2029 (c)	1,500,000	1,599,638
Central TX Regl Mobility Auth Rev 5% 1/1/2035	1,000,000	1,066,685
Central TX Regl Mobility Auth Rev Series 2020 E, 4% 1/1/2034	950,000	965,244
Central TX Regl Mobility Auth Rev Series 2020 E, 4% 1/1/2036	750,000	751,272
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2029	750,000	800,133
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2030	850,000	920,349
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2032	800,000	859,195
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2035	915,000	967,752
Central TX Regl Mobility Auth Rev Series 2020G, 4% 1/1/2034	1,000,000	1,007,771
Central TX Regl Mobility Auth Rev Series 2020G, 4% 1/1/2035	1,000,000	1,000,786
Central TX Regl Mobility Auth Rev Series 2020G, 4% 1/1/2036	1,000,000	986,628
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2028	500,000	523,670
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2030	670,000	716,425
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2031	725,000	774,676
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2032	870,000	926,492
City of Houston TX Airport System Revenue 4% 7/1/2035 (c)	1,100,000	1,087,773
City of Houston TX Airport System Revenue 4% 7/1/2036 (c)	2,180,000	2,113,267
City of Houston TX Airport System Revenue 4% 7/1/2037 (c)	1,200,000	1,157,041
City of Houston TX Airport System Revenue 4% 7/1/2038 (c)	1,750,000	1,658,558
City of Houston TX Airport System Revenue 4% 7/1/2039 (c)	4,500,000	4,229,019
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2026 (c)	1,635,000	1,664,228
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2027 (c)	2,180,000	2,253,871
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2028 (c)	970,000	1,017,701
City of Houston TX Airport System Revenue Series 2018 B, 5% 7/1/2028	3,110,000	3,312,416
City of Houston TX Airport System Revenue Series 2018 B, 5% 7/1/2029	12,140,000	12,775,490
City of Houston TX Airport System Revenue Series 2018 B, 5% 7/1/2030	6,385,000	6,706,495
City of Houston TX Airport System Revenue Series 2020 A, 4% 7/1/2035 (c)	1,500,000	1,483,326
City of Houston TX Airport System Revenue Series 2020 A, 4% 7/1/2039 (c)	1,895,000	1,780,887
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2036 (Assured Guaranty Municipal Corp Insured) (c)	3,850,000	4,067,316
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2037 (Assured Guaranty Municipal Corp Insured) (c)	2,000,000	2,095,732
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2038 (Assured Guaranty Municipal Corp Insured) (c)	2,000,000	2,075,209
City of Houston TX Airport System Revenue Series 2023A, 5.25% 7/1/2039 (Assured Guaranty Municipal Corp Insured) (c)	2,700,000	2,855,659
City of Houston TX Airport System Revenue Series 2023A, 5.25% 7/1/2040 (Assured Guaranty Municipal Corp Insured) (c)	5,000,000	5,250,421
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2030	3,090,000	3,410,234
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2031	1,300,000	1,425,437
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2032	2,000,000	2,182,651
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2033	2,000,000	2,166,559
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2035	7,865,000	7,883,793
Galveston TX Wharves & Terminal Revenue Series 2023, 5% 8/1/2035 (c)	1,185,000	1,224,440
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2031	4,965,000	5,207,338
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2032	4,210,000	4,398,265
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2033	6,420,000	6,690,441
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2034	4,855,000	5,043,213
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	42,630,000	44,642,273
Love Field TX Arpt Mod Rev 4% 11/1/2034 (Assured Guaranty Municipal Corp Insured) (c)	6,245,000	6,247,693
Love Field TX Arpt Mod Rev 4% 11/1/2038 (Assured Guaranty Municipal Corp Insured) (c)	1,500,000	1,427,721
Love Field TX Arpt Mod Rev 5% 11/1/2033 (Assured Guaranty Municipal Corp Insured) (c)	16,660,000	17,617,382
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2030 (c)	1,360,000	1,362,569
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2031 (c)	5,730,000	5,739,912
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2035 (c)	1,700,000	1,701,968
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2026 (c)	1,000,000	1,022,322
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2033 (c)	1,250,000	1,262,213
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2034 (c)	2,925,000	2,949,144
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (h)	1,000,000	694,882
North TX Twy Auth Rev 4% 1/1/2039	8,025,000	7,422,853
North TX Twy Auth Rev 5% 1/1/2030	470,000	474,207
North TX Twy Auth Rev 5% 1/1/2031	660,000	665,520
North TX Twy Auth Rev 5% 1/1/2032	2,915,000	2,983,550
North TX Twy Auth Rev 5% 1/1/2033	1,280,000	1,308,941
North TX Twy Auth Rev Series 2019 A, 4% 1/1/2036	1,725,000	1,719,713
North TX Twy Auth Rev Series 2020A, 4% 1/1/2037	3,395,000	3,339,326
North TX Twy Auth Rev Series 2024A, 5% 1/1/2034	2,775,000	3,103,912
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	6,175,000	6,473,714
North TX Twy Auth Rev Series 2024A, 5% 1/1/2043	1,125,000	1,163,950
North TX Twy Auth Rev Series 2024A, 5% 1/1/2045	3,430,000	3,520,194
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	1,140,000	1,205,911
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2044	2,355,000	2,466,096
North TX Twy Auth Rev Series 2024B, 5% 1/1/2036	15,445,000	16,873,137
North TX Twy Auth Rev Series A, 5% 1/1/2035	1,480,000	1,657,685
San Antonio TX Arpt Sys Rev 5% 7/1/2027 (c)	2,380,000	2,455,050
San Antonio TX Arpt Sys Rev 5% 7/1/2028 (c)	1,085,000	1,138,357
San Antonio TX Arpt Sys Rev 5% 7/1/2029 (c)	3,200,000	3,384,160
San Antonio TX Arpt Sys Rev 5% 7/1/2029 (c)	1,270,000	1,348,942
San Antonio TX Arpt Sys Rev 5% 7/1/2030 (c)	1,510,000	1,589,505
San Antonio TX Arpt Sys Rev 5% 7/1/2030 (c)	1,235,000	1,301,909
San Antonio TX Arpt Sys Rev 5% 7/1/2031 (c)	2,310,000	2,421,248
San Antonio TX Arpt Sys Rev 5% 7/1/2031 (c)	1,250,000	1,310,199
San Antonio TX Arpt Sys Rev 5% 7/1/2032 (c)	1,195,000	1,245,877
San Antonio TX Arpt Sys Rev Series 2019 A, 5% 7/1/2032 (c)	950,000	990,446
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2033	1,710,000	1,703,848
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2034	4,000,000	3,946,876
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2036	2,965,000	2,852,779
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2033	2,750,000	2,750,747
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2034	4,000,000	3,968,417
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2035	4,000,000	3,924,038
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2036	1,290,000	1,249,627
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5% 12/31/2034 (c)	2,655,000	2,785,114
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5% 6/30/2034 (c)	2,110,000	2,220,851
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.125% 12/31/2035 (c)	2,095,000	2,196,971
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.125% 6/30/2035 (c)	2,185,000	2,298,863
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.25% 12/31/2036 (c)	1,965,000	2,060,280
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.25% 6/30/2036 (c)	2,310,000	2,429,752
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.375% 6/30/2037 (c)	1,275,000	1,340,938
		309,668,002
Water & Sewer - 2.2%
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2031	1,000,000	1,118,781
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2033	650,000	728,938
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2035	1,000,000	1,097,857
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2036	1,000,000	1,086,655
City of El Paso TX Water & Sewer Revenue 5% 3/1/2034	1,200,000	1,347,592
City of El Paso TX Water & Sewer Revenue 5% 3/1/2035	1,900,000	2,112,154
City of El Paso TX Water & Sewer Revenue 5% 3/1/2036	3,340,000	3,679,536
City of El Paso TX Water & Sewer Revenue 5% 3/1/2037	2,700,000	2,942,066
City of El Paso TX Water & Sewer Revenue 5% 3/1/2038	8,000,000	8,612,373
City of El Paso TX Water & Sewer Revenue 5% 3/1/2039	10,045,000	10,704,585
City of El Paso TX Water & Sewer Revenue 5% 3/1/2040	4,100,000	4,315,091
City of El Paso TX Water & Sewer Revenue Series 2022, 5% 3/1/2035	7,140,000	7,694,123
City of El Paso TX Water & Sewer Revenue Series 2022, 5% 3/1/2036	5,835,000	6,242,220
City of Georgetown TX Series 2025, 5% 8/15/2035	1,000,000	1,110,173
City of Georgetown TX Series 2025, 5% 8/15/2036	1,375,000	1,512,325
City of Georgetown TX Series 2025, 5% 8/15/2037	1,585,000	1,727,029
City of Georgetown TX Series 2025, 5% 8/15/2038	1,745,000	1,881,176
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2041	7,870,000	8,326,860
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2042	1,415,000	1,488,033
Dallas TX Wtrwks & Swr Sys Rev Series 2021 C, 3% 10/1/2036	2,080,000	1,898,893
Fort Worth TX Wtr & Swr Rev 5% 2/15/2034	2,135,000	2,320,133
Houston TX Util Sys Rev 4% 11/15/2035	1,500,000	1,518,839
Houston TX Util Sys Rev 5% 11/15/2030	2,145,000	2,368,359
Houston TX Util Sys Rev 5% 11/15/2031	2,500,000	2,749,507
Houston TX Util Sys Rev 5% 11/15/2032	2,000,000	2,189,787
Houston TX Util Sys Rev Series 2018 D, 5% 11/15/2031	5,000,000	5,310,796
Houston TX Util Sys Rev Series 2021 A, 4% 11/15/2035	700,000	709,057
Houston TX Util Sys Rev Series 2021 A, 4% 11/15/2036	700,000	704,356
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2030	11,200,000	12,366,258
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2032	8,000,000	9,004,609
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2037	2,000,000	2,194,386
North TX Mun Wtr Dist Upper E Fork Wstwtr Intrcpt Contrct 2% 6/1/2039	2,195,000	1,573,583
San Antonio TX Wtr Rev 5% 5/15/2040	2,730,000	2,874,902
San Antonio TX Wtr Rev 5% 5/15/2041	2,485,000	2,598,353
San Antonio TX Wtr Rev Series 2019C, 5% 5/15/2034	1,550,000	1,658,827
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2032	730,000	820,020
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2033	675,000	752,825
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2035	1,460,000	1,603,051
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2036	1,590,000	1,731,885
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2036	10,000,000	11,226,371
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2037	12,500,000	13,896,276
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2038	3,130,000	3,439,708
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2039	6,250,000	6,790,063
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2034	805,000	913,768
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2035	1,500,000	1,700,913
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2036	2,000,000	2,245,274
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2037	1,665,000	1,850,984
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2038	2,275,000	2,500,107
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2039	1,750,000	1,901,218
Tarrant Regional Water District 5% 9/1/2038	10,825,000	11,806,699
Tarrant Regl Wtr Dist Tex Wtr Series 2024, 5% 3/1/2035	3,960,000	4,430,445
Tarrant Regl Wtr Dist Tex Wtr Series 2024, 5% 3/1/2036	2,200,000	2,439,186
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2034 (i)	875,000	976,819
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2035 (i)	750,000	826,362
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2036 (i)	850,000	925,867
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2037 (i)	685,000	739,286
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2038 (i)	840,000	896,913
Texas Wtr Dev Brd 5% 8/1/2030	3,210,000	3,549,985
Texas Wtr Dev Brd 5% 8/1/2032	3,000,000	3,230,912
Texas Wtr Dev Brd 5% 8/1/2033	3,450,000	3,699,641
Texas Wtr Dev Brd 5% 8/1/2034	4,500,000	4,794,851
Texas Wtr Dev Brd 5% 8/1/2035	5,500,000	5,830,340
Texas Wtr Dev Brd Series 2018 B, 4% 10/15/2036	9,840,000	9,746,052
Texas Wtr Dev Brd Series 2018 B, 5% 10/15/2029	2,250,000	2,406,805
Texas Wtr Dev Brd Series 2018 B, 5% 10/15/2030	3,240,000	3,457,372
Texas Wtr Dev Brd Series 2018 B, 5% 4/15/2029	2,750,000	2,944,833
Texas Wtr Dev Brd Series 2018 B, 5% 4/15/2031	5,000,000	5,316,213
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2032	7,000,000	7,079,858
Texas Wtr Dev Brd Series 2019 A, 3% 10/15/2034	4,610,000	4,255,684
Texas Wtr Dev Brd Series 2019 A, 5% 4/15/2032	3,805,000	4,116,883
Texas Wtr Dev Brd Series 2021, 4% 8/1/2035	6,945,000	7,016,455
Texas Wtr Dev Brd Series 2022, 5% 10/15/2032	1,350,000	1,526,168
Texas Wtr Dev Brd Series 2022, 5% 10/15/2033	1,300,000	1,457,352
Texas Wtr Dev Brd Series 2022, 5% 4/15/2032	1,000,000	1,125,749
Texas Wtr Dev Brd Series 2022, 5% 4/15/2033	850,000	956,134
Texas Wtr Dev Brd Series A, 5% 4/15/2026	4,195,000	4,269,985
Texas Wtr Dev Brd Series A, 5% 4/15/2029	6,310,000	6,610,914
Texas Wtr Dev Brd Series A, 5% 4/15/2030	16,995,000	17,772,832
		295,347,270
TOTAL TEXAS		1,921,394,756
Utah - 0.3%
Electric Utilities - 0.0%
Intermountain Pwr Agy UT Pwr Series 2022A, 4% 7/1/2036	4,890,000	4,845,673
General Obligations - 0.1%
Salt Lake City UT Gen. Oblig. 3% 6/15/2038	1,085,000	952,599
Salt Lake City UT Gen. Oblig. 3% 6/15/2039	1,120,000	964,454
Salt Lake City UT Gen. Oblig. Series 2021, 3% 6/15/2037	1,055,000	946,800
Washington Cnty Utah Sch Dist Series 2020, 1.5% 3/1/2033	1,840,000	1,482,667
Weber Sch Dist Utah 2.375% 6/15/2035	1,825,000	1,517,207
Weber Sch Dist Utah 2.375% 6/15/2036	1,150,000	932,424
		6,796,151
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	1,909,851	1,492,816
Special Tax - 0.1%
Mida Cormont Public Infrastructure District Gen. Oblig. Series 2025A 1, 6.25% 6/1/2055 (d)	2,225,000	2,280,850
Mida Mountain Village Public Infrastructure District Series 2024 2, 5.75% 6/15/2044 (d)	1,875,000	1,870,583
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 5.125% 3/1/2035 (i)	800,000	812,706
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 5.875% 3/1/2045 (i)	3,179,000	3,229,679
		8,193,818
Transportation - 0.1%
Salt Lake City UT Arpt Rev 4% 7/1/2038 (c)	5,000,000	4,738,736
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2026 (c)	1,120,000	1,139,689
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2028 (c)	3,885,000	3,993,153
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2032 (c)	1,215,000	1,239,501
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2029 (c)	1,500,000	1,556,730
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2030 (c)	1,345,000	1,393,229
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2036 (c)	1,500,000	1,615,249
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2039 (c)	1,500,000	1,575,120
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2040 (c)	2,125,000	2,215,477
		19,466,884
TOTAL UTAH		40,795,342
Vermont - 0.0%
Education - 0.0%
Vermont St Stud Assit Corp Series A, 5% 6/15/2027 (c)	1,590,000	1,628,347
Virginia - 1.6%
Education - 0.0%
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2036	525,000	530,227
Virginia College Bldg Auth VA Edl Facs Rev Pub Higher Ed Fing Prog 4% 9/1/2041	4,100,000	3,867,943
		4,398,170
Escrowed/Pre-Refunded - 0.2%
Hampton Rds VA Transn Accountability Commn Rev Series 2021 A, 5% 7/1/2026	28,000,000	28,644,546
General Obligations - 0.7%
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2032	1,500,000	1,651,421
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2033	1,500,000	1,641,321
Henrico Cnty VA Gen. Oblig. 2% 8/1/2032	1,095,000	957,963
Manassas VA Gen. Oblig. 1.75% 1/1/2035	2,615,000	2,072,351
Manassas VA Gen. Oblig. 1.75% 1/1/2036	2,640,000	2,012,713
Manassas VA Gen. Oblig. 2% 1/1/2034	2,555,000	2,132,720
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 C TRANCHE 1, 5% 2/1/2026	5,540,000	5,610,913
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 C TRANCHE 2, 4% 2/1/2034	3,265,000	3,281,584
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2030	8,875,000	9,355,414
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2031	10,295,000	10,839,604
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 3% 2/1/2036	3,445,000	3,121,780
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2020 A, 5% 2/1/2034	1,050,000	1,129,516
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2020 A, 5% 2/1/2035	2,500,000	2,675,917
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2039	2,670,000	2,241,764
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2029	6,160,000	6,467,532
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) Series 2022, 4% 5/15/2033	6,530,000	6,875,572
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2036	1,000,000	1,108,984
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2037	5,090,000	5,589,768
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2038	2,370,000	2,577,322
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2039	2,510,000	2,709,354
		74,053,513
Health Care - 0.3%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2027	120,000	124,871
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2028	1,175,000	1,243,938
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2030	1,265,000	1,374,792
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2032	1,005,000	1,085,161
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	18,810,000	20,270,902
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2018 A, 5% tender 11/1/2048 (b)	5,455,000	5,783,646
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 4% 6/15/2037	615,000	583,896
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2032	1,750,000	1,772,756
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2034	2,735,000	2,762,170
Virginia Small Business Fing Auth Rev (National Senior Campuses Proj.) Series 2020A, 5% 1/1/2028	1,100,000	1,138,484
Virginia Small Business Fing Auth Rev (National Senior Campuses Proj.) Series 2020A, 5% 1/1/2029	1,400,000	1,464,813
Virginia Small Business Fing Auth Rev (National Senior Campuses Proj.) Series 2020A, 5% 1/1/2030	1,600,000	1,685,765
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2032	1,940,000	1,953,104
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2033	2,515,000	2,529,981
		43,774,279
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	4,440,000	4,596,915
Transportation - 0.4%
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2039 (c)	1,850,000	1,714,585
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2040 (c)	3,200,000	2,908,009
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/2039 (c)	2,750,000	2,533,975
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 1/1/2037 (c)	6,265,000	6,420,887
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2033 (c)	5,765,000	6,046,783
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2036 (c)	2,875,000	2,959,871
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2036 (c)	3,000,000	2,878,371
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2037 (c)	4,500,000	4,275,074
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2038 (c)	4,750,000	4,459,837
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2039 (c)	10,520,000	9,759,901
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2040 (c)	3,500,000	3,177,239
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2033 (c)	1,590,000	1,564,893
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2035 (c)	2,540,000	2,449,482
		51,148,907
Water & Sewer - 0.0%
Chesapeake VA Wtr & Swr Sys 2% 7/1/2037	1,395,000	1,053,113
TOTAL VIRGINIA		207,669,443
Washington - 2.5%
Education - 0.1%
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	4,820,000	4,384,398
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2025	490,000	491,345
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2029	550,000	555,439
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2030	2,510,000	2,531,824
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2031	2,635,000	2,654,541
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2033	560,000	562,484
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	5,235,000	4,029,023
		15,209,054
Electric Utilities - 0.3%
Energy Norwthwest WA Elec Rev 5% 7/1/2038 (Bonneville Power Administration Guaranteed)	2,900,000	3,170,497
Energy Norwthwest WA Elec Rev 5% 7/1/2039 (Bonneville Power Administration Guaranteed)	11,165,000	12,099,183
Energy Norwthwest WA Elec Rev Series 2022 A, 5% 7/1/2033 (Bonneville Power Administration Guaranteed)	5,750,000	6,422,373
Seattle WA Mun Lt & Pwr Rev Series 2021 A, 4% 7/1/2035	8,490,000	8,691,657
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2029	1,050,000	1,079,665
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2036	1,140,000	1,163,817
		32,627,192
Escrowed/Pre-Refunded - 0.0%
Washington St Health Care Facs Auth Rev 5% 1/1/2029 (Pre-refunded to 7/1/2025 at 100)	1,260,000	1,260,000
General Obligations - 1.1%
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2038 (State of Washington Guaranteed)	1,750,000	1,880,725
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2039 (State of Washington Guaranteed)	2,750,000	2,935,096
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2040 (State of Washington Guaranteed)	3,200,000	3,403,456
King County WA Gen. Oblig. 2% 1/1/2036	1,100,000	877,781
King County WA Gen. Oblig. 2% 1/1/2037	965,000	745,512
Snohomish Cnty WA Sch Dist #6 Mukilteo Series 2020, 3% 12/1/2037 (State of Washington Guaranteed)	2,000,000	1,734,894
South Correctional Entity Facility Public Development Authority Gen. Oblig. Series 2019, 3% 12/1/2038	2,580,000	2,087,652
State of Washington Gen. Oblig. 5% 2/1/2039	1,275,000	1,368,745
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2032	14,420,000	14,962,160
State of Washington Gen. Oblig. Series 2019 B, 5% 6/1/2034	3,300,000	3,454,929
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2037	9,530,000	10,028,297
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2035	2,625,000	2,813,152
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2035	1,435,000	1,575,820
State of Washington Gen. Oblig. Series 2025C, 5% 2/1/2036	10,000,000	11,246,251
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2028	1,735,000	1,774,566
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	1,735,000	1,772,137
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2032	24,300,000	25,233,565
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2033	30,735,000	31,852,789
State of Washington Gen. Oblig. Series R 2018C, 5% 8/1/2030	6,665,000	6,936,037
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2038	2,250,000	2,359,517
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2035	4,120,000	4,227,115
State of Washington Gen. Oblig. Series R 2022C, 4% 7/1/2035	9,630,000	9,874,364
		143,144,560
Health Care - 0.3%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2025	1,300,000	1,302,330
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2026	1,175,000	1,199,141
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2028	3,825,000	3,913,654
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2031	5,780,000	5,871,198
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 5% 8/15/2032	1,520,000	1,539,400
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2031	1,000,000	1,063,618
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2035	1,500,000	1,556,797
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) Series 2017B, 4% 8/15/2041	3,095,000	2,831,585
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2025	240,000	239,999
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2026	1,935,000	1,953,789
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	3,100,000	3,183,510
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	610,000	620,006
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	5,305,000	5,212,211
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2027	2,430,000	2,528,334
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2028	3,225,000	3,406,991
		36,422,563
Housing - 0.1%
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	3,120,000	3,148,373
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	1,555,000	1,596,769
King Cnty Wash Hsg Auth Hsg Rev Series 2021, 2% 12/1/2033	1,435,000	1,183,992
Seattle Wash Hsg Auth Rev Series 2021, 1% 6/1/2026	4,345,000	4,225,566
Washington St Hsg Fin Commn Multifamily Tax-Exempt Mtg-Bkd Bonds Series 2022A, 2.85% 9/1/2042 (Fannie Mae Guaranteed)	3,000,000	2,142,871
		12,297,571
Special Tax - 0.3%
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	2,150,000	1,609,439
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	40,650,000	41,185,527
		42,794,966
Transportation - 0.3%
Port Seattle WA Rev 5% 2/1/2027	1,205,000	1,220,547
Port Seattle WA Rev 5% 2/1/2029	2,430,000	2,455,428
Port Seattle WA Rev Series 2018A, 5% 5/1/2029 (c)	1,515,000	1,553,654
Port Seattle WA Rev Series 2018A, 5% 5/1/2037 (c)	2,290,000	2,306,739
Port Seattle WA Rev Series 2019, 5% 4/1/2028 (c)	2,250,000	2,347,331
Port Seattle WA Rev Series 2024B, 5% 7/1/2034 (c)	7,000,000	7,547,554
Port Seattle WA Rev Series 2024B, 5% 7/1/2035 (c)	13,785,000	14,724,979
Port Seattle WA Rev Series B, 5% 10/1/2026 (c)	3,625,000	3,672,406
Port Seattle WA Rev Series B, 5% 10/1/2029 (c)	4,615,000	4,665,879
		40,494,517
TOTAL WASHINGTON		324,250,423
West Virginia - 0.2%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	3,425,000	3,417,530
Health Care - 0.2%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2036	4,170,000	4,217,561
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	3,725,000	3,604,952
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2025 B, 5% tender 6/1/2055 (b)(i)	13,790,000	14,718,776
		22,541,289
TOTAL WEST VIRGINIA		25,958,819
Wisconsin - 1.7%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2030 (d)	400,000	408,591
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2042	4,075,000	4,001,294
		4,409,885
Escrowed/Pre-Refunded - 0.2%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2030 (Escrowed to Maturity) (d)	100,000	105,407
Wisconsin General Fund Annual Appropiation 5% 5/1/2026	8,580,000	8,731,862
Wisconsin General Fund Annual Appropiation 5% 5/1/2027	12,590,000	13,108,099
Wisconsin Health & Educational Facilities Authority Series 2016, 4% 2/15/2038 (Pre-refunded to 8/15/2025 at 100)	1,260,000	1,260,529
Wisconsin Health & Educational Facilities Authority Series 2017 A, 5% 9/1/2034 (Pre-refunded to 9/1/2027 at 100)	1,800,000	1,879,768
Wisconsin Health & Educational Facilities Authority Series 2017 A, 5% 9/1/2036 (Pre-refunded to 9/1/2027 at 100)	2,100,000	2,193,063
		27,278,728
General Obligations - 0.4%
Howard Suamico WI Scd 2% 3/1/2037	4,410,000	3,323,315
Kohler Wis Sch Dist 2% 3/1/2035	1,135,000	900,788
Kohler Wis Sch Dist 2% 3/1/2036	1,160,000	891,102
Kohler Wis Sch Dist 2% 3/1/2037	1,180,000	877,968
Madison WI Gen. Oblig. 2% 10/1/2031	1,130,000	994,979
Madison WI Gen. Oblig. 2% 10/1/2033	1,130,000	938,565
Marathon Cnty Wis Gen. Oblig. Series 2021 B, 2.125% 2/1/2041	1,600,000	1,052,689
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2030	1,200,000	1,313,824
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2031	800,000	886,223
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2033	1,350,000	1,520,324
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2036	1,115,000	1,222,645
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2037	4,745,000	5,190,355
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2038	4,835,000	5,244,380
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2039	2,510,000	2,697,755
Racine WI Uni Sch Dist 5% 4/1/2034 (Assured Guaranty Municipal Corp Insured)	1,860,000	2,059,272
Racine WI Uni Sch Dist 5% 4/1/2036 (Assured Guaranty Municipal Corp Insured)	1,100,000	1,194,932
Racine WI Uni Sch Dist 5% 4/1/2037 (Assured Guaranty Municipal Corp Insured)	2,375,000	2,556,044
Racine WI Uni Sch Dist 5% 4/1/2038 (Assured Guaranty Municipal Corp Insured)	2,490,000	2,661,189
Racine WI Uni Sch Dist 5% 4/1/2039 (Assured Guaranty Municipal Corp Insured)	1,300,000	1,379,726
Racine WI Uni Sch Dist 5% 4/1/2040 (Assured Guaranty Municipal Corp Insured)	900,000	950,125
Wisconsin St Gen. Oblig. 5% 5/1/2034	3,000,000	3,343,387
Wisconsin St Gen. Oblig. 5% 5/1/2035	3,000,000	3,310,921
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2033	3,985,000	4,546,365
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2036	900,000	1,015,999
		50,072,872
Health Care - 0.9%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	20,085,000	17,699,944
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	790,000	779,877
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (d)	1,420,000	1,354,758
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (d)	1,480,000	1,362,669
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2030 (d)	1,135,000	1,146,445
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (d)	535,000	536,881
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2031	1,050,000	1,113,654
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2034	1,000,000	1,047,968
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2038	1,050,000	1,080,057
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2033	1,310,000	1,464,331
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2034	1,000,000	1,122,083
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2035	1,150,000	1,287,086
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2037	750,000	822,525
Wisconsin Health & Educational Facilities Authority (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	2,515,000	2,558,532
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) 5% 12/15/2031	1,000,000	1,058,645
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) 5% 12/15/2032	1,750,000	1,846,632
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) 5% 12/15/2034	1,720,000	1,797,861
Wisconsin Health & Educational Facilities Authority (Hospital Sisters Svcs Inc Proj.) 5% 11/15/2027	6,515,000	6,523,232
Wisconsin St Health & Edl Facs (Mercy Alliance Inc Proj.) 5% 6/1/2027	1,750,000	1,755,241
Wisconsin St Health & Edl Facs (Mercy Alliance Inc Proj.) 5% 6/1/2032	995,000	997,039
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	7,105,000	7,575,299
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (b)	4,900,000	5,226,230
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2034	1,000,000	1,114,497
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2036	1,050,000	1,156,377
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2038	1,000,000	1,074,156
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2039	1,250,000	1,330,833
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2040	450,000	475,434
Wisconsin St Health & Edl Facs Auth Rev (Fort Healthcare Inc Proj.) Series 2024 B, 5% tender 10/1/2054 (b)	7,165,000	7,812,305
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2037	7,850,000	6,681,674
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	4,705,000	3,918,074
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	2,445,000	1,988,021
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	4,870,000	4,598,516
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.25% 2/15/2035	5,575,000	6,095,488
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.25% 2/15/2036	12,925,000	14,006,770
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.5% 2/15/2054	4,675,000	4,895,314
		115,304,448
Housing - 0.1%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) 3.5% 9/1/2050	4,710,000	4,691,238
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	2,890,000	2,837,283
		7,528,521
Special Tax - 0.1%
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (h)	1,050,000	897,882
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2031 (Assured Guaranty Municipal Corp Insured) (h)	1,350,000	1,062,507
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2032 (Assured Guaranty Municipal Corp Insured) (h)	2,800,000	2,107,796
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2033 (Assured Guaranty Municipal Corp Insured) (h)	1,350,000	969,544
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2034 (Assured Guaranty Municipal Corp Insured) (h)	1,250,000	853,746
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2028 (Assured Guaranty Municipal Corp Insured) (h)	255,000	226,734
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (h)	390,000	333,499
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2031 (Assured Guaranty Municipal Corp Insured) (h)	1,000,000	787,042
		7,238,750
Water & Sewer - 0.0%
Milwaukee Wis Met Sew Dist Gen. Oblig. 5% 10/1/2037	5,000,000	5,375,067
TOTAL WISCONSIN		217,208,271
TOTAL MUNICIPAL SECURITIES (Cost $13,176,632,357)		12,889,702,593

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $245,515,339)	2.90	245,466,255	245,515,348

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $13,422,147,696)	13,135,217,941
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,697,839
NET ASSETS - 100.0%	13,136,915,780

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $86,565,342 or 0.7% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Level 3 security
(g)	Non-income producing - Security is in default.
(h)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	463,681,899	1,165,556,475	1,383,723,025	7,251,195	-	(1)	245,515,348	245,466,255	8.7%
Total	463,681,899	1,165,556,475	1,383,723,025	7,251,195	-	(1)	245,515,348

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	689,227,133	-	689,227,133	-
Electric Utilities	690,277,216	-	690,277,216	-
Escrowed/Pre-Refunded	139,187,172	-	139,187,172	-
General Obligations	4,938,188,641	-	4,938,188,641	-
Health Care	1,688,443,332	-	1,683,636,361	4,806,971
Housing	500,695,517	-	500,695,517	-
Industrial Development	209,294,750	-	209,294,750	-
Other	35,954,724	-	35,954,724	-
Resource Recovery	20,610,256	-	20,610,256	-
Special Tax	1,003,851,225	-	1,003,851,225	-
Tobacco Bonds	34,789,270	-	34,789,270	-
Transportation	2,409,211,451	-	2,409,211,451	-
Water & Sewer	529,971,906	-	529,971,906	-

Money Market Funds	245,515,348	245,515,348	-	-
Total Investments in Securities:	13,135,217,941	245,515,348	12,884,895,622	4,806,971
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $13,176,632,357)	$12,889,702,593
Fidelity Central Funds (cost $245,515,339)	245,515,348

Total Investment in Securities (cost $13,422,147,696)		$13,135,217,941
Receivable for investments sold		8,634
Receivable for fund shares sold		8,961,827
Interest receivable		155,030,531
Distributions receivable from Fidelity Central Funds		1,120,344
Receivable from investment adviser for expense reductions		109,655
Other receivables		463
Total assets		13,300,449,395
Liabilities
Payable to custodian bank	$26,054
Payable for investments purchased on a delayed delivery basis	133,139,521
Payable for fund shares redeemed	15,899,432
Distributions payable	10,500,267
Accrued management fee	2,682,969
Distribution and service plan fees payable	28,873
Other affiliated payables	1,131,872
Other payables and accrued expenses	124,627
Total liabilities		163,533,615
Net Assets		$13,136,915,780
Net Assets consist of:
Paid in capital		$13,500,359,279
Total accumulated earnings (loss)		(363,443,499)
Net Assets		$13,136,915,780

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($95,108,502 ÷ 9,499,557 shares)(a)		$10.01
Maximum offering price per share (100/96.00 of $10.01)		$10.43
Class M :
Net Asset Value and redemption price per share ($10,078,137 ÷ 1,007,311 shares)(a)		$10.00
Maximum offering price per share (100/96.00 of $10.00)		$10.42
Class C :
Net Asset Value and offering price per share ($7,838,135 ÷ 782,617 shares)(a)		$10.02
Intermediate Municipal Income :
Net Asset Value, offering price and redemption price per share ($4,522,598,981 ÷ 452,066,806 shares)		$10.00
Class I :
Net Asset Value, offering price and redemption price per share ($2,288,750,048 ÷ 228,419,808 shares)		$10.02
Class Z :
Net Asset Value, offering price and redemption price per share ($6,212,541,977 ÷ 619,806,202 shares)		$10.02
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Interest		$196,012,163
Income from Fidelity Central Funds		7,251,195
Total income		203,263,358
Expenses
Management fee	$16,171,876
Transfer agent fees	6,088,960
Distribution and service plan fees	179,288
Accounting fees and expenses	486,893
Custodian fees and expenses	48,839
Independent trustees' fees and expenses	15,990
Registration fees	433,627
Audit fees	32,488
Legal	6,185
Miscellaneous	26,635
Total expenses before reductions	23,490,781
Expense reductions	(1,058,627)
Total expenses after reductions		22,432,154
Net Investment income (loss)		180,831,204
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(21,578,245)
Total net realized gain (loss)		(21,578,245)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(48,395,828)
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		(48,395,829)
Net gain (loss)		(69,974,074)
Net increase (decrease) in net assets resulting from operations		$110,857,130
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$180,831,204	$315,106,206
Net realized gain (loss)	(21,578,245)	(26,443,968)
Change in net unrealized appreciation (depreciation)	(48,395,829)	(134,448,949)
Net increase (decrease) in net assets resulting from operations	110,857,130	154,213,289
Distributions to shareholders	(177,306,619)	(310,867,034)

Share transactions - net increase (decrease)	1,084,565,907	743,579,390
Total increase (decrease) in net assets	1,018,116,418	586,925,645

Net Assets
Beginning of period	12,118,799,362	11,531,873,717
End of period	$13,136,915,780	$12,118,799,362

Financial Highlights
Fidelity Advisor® Intermediate Municipal Income Fund Class A

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.06	$10.20	$9.90	$10.79	$10.87	$10.64
Income from Investment Operations
Net investment income (loss) A,B	.127	.240	.217	.173	.157	.191
Net realized and unrealized gain (loss)	(.053)	(.144)	.298	(.890)	(.059)	.241
Total from investment operations	.074	.096	.515	(.717)	.098	.432
Distributions from net investment income	(.124)	(.235)	(.215)	(.172)	(.158)	(.191)
Distributions from net realized gain	-	(.001)	-	(.001)	(.020)	(.011)
Total distributions	(.124)	(.236)	(.215)	(.173)	(.178)	(.202)
Net asset value, end of period	$10.01	$10.06	$10.20	$9.90	$10.79	$10.87
Total Return C,D,E	.74%	.96%	5.28%	(6.65)%	.91%	4.11%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H	.69%	.68%	.67%	.64%	.66%
Expenses net of fee waivers, if any	.68 % H	.68%	.68%	.67%	.64%	.66%
Expenses net of all reductions, if any	.68% H	.68%	.68%	.67%	.64%	.66%
Net investment income (loss)	2.55% H	2.37%	2.18%	1.71%	1.46%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$95,109	$107,463	$113,907	$111,807	$166,197	$120,578
Portfolio turnover rate I	10 % H	19%	14%	20%	11%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Intermediate Municipal Income Fund Class M

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.06	$10.19	$9.90	$10.78	$10.87	$10.63
Income from Investment Operations
Net investment income (loss) A,B	.128	.243	.221	.178	.162	.195
Net realized and unrealized gain (loss)	(.063)	(.134)	.288	(.880)	(.070)	.251
Total from investment operations	.065	.109	.509	(.702)	.092	.446
Distributions from net investment income	(.125)	(.238)	(.219)	(.177)	(.162)	(.195)
Distributions from net realized gain	-	(.001)	-	(.001)	(.020)	(.011)
Total distributions	(.125)	(.239)	(.219)	(.178)	(.182)	(.206)
Net asset value, end of period	$10.00	$10.06	$10.19	$9.90	$10.78	$10.87
Total Return C,D,E	.65%	1.09%	5.21%	(6.51)%	.85%	4.24%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.65% H	.65%	.64%	.61%	.60%	.63%
Expenses net of fee waivers, if any	.65 % H	.65%	.64%	.61%	.60%	.63%
Expenses net of all reductions, if any	.65% H	.65%	.64%	.61%	.60%	.63%
Net investment income (loss)	2.58% H	2.40%	2.22%	1.77%	1.49%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$10,078	$10,623	$11,713	$11,877	$11,071	$14,525
Portfolio turnover rate I	10 % H	19%	14%	20%	11%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Intermediate Municipal Income Fund Class C

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.07	$10.20	$9.91	$10.79	$10.88	$10.65
Income from Investment Operations
Net investment income (loss) A,B	.090	.166	.147	.102	.079	.112
Net realized and unrealized gain (loss)	(.053)	(.134)	.288	(.880)	(.070)	.241
Total from investment operations	.037	.032	.435	(.778)	.009	.353
Distributions from net investment income	(.087)	(.161)	(.145)	(.101)	(.079)	(.112)
Distributions from net realized gain	-	(.001)	-	(.001)	(.020)	(.011)
Total distributions	(.087)	(.162)	(.145)	(.102)	(.099)	(.123)
Net asset value, end of period	$10.02	$10.07	$10.20	$9.91	$10.79	$10.88
Total Return C,D,E	.37%	.32%	4.43%	(7.21)%	.09%	3.34%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.43% H	1.41%	1.38%	1.37%	1.37%	1.40%
Expenses net of fee waivers, if any	1.43 % H	1.41%	1.38%	1.37%	1.37%	1.40%
Expenses net of all reductions, if any	1.43% H	1.41%	1.38%	1.37%	1.37%	1.40%
Net investment income (loss)	1.80% H	1.64%	1.47%	1.01%	.72%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$7,838	$8,145	$9,789	$11,488	$16,255	$26,852
Portfolio turnover rate I	10 % H	19%	14%	20%	11%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Intermediate Municipal Income Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.06	$10.19	$9.90	$10.78	$10.87	$10.63
Income from Investment Operations
Net investment income (loss) A,B	.142	.271	.248	.204	.192	.225
Net realized and unrealized gain (loss)	(.063)	(.134)	.288	(.880)	(.069)	.251
Total from investment operations	.079	.137	.536	(.676)	.123	.476
Distributions from net investment income	(.139)	(.266)	(.246)	(.203)	(.193)	(.225)
Distributions from net realized gain	-	(.001)	-	(.001)	(.020)	(.011)
Total distributions	(.139)	(.267)	(.246)	(.204)	(.213)	(.236)
Net asset value, end of period	$10.00	$10.06	$10.19	$9.90	$10.78	$10.87
Total Return C,D	.79%	1.37%	5.51%	(6.27)%	1.14%	4.54%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.39% G	.38%	.36%	.35%	.32%	.34%
Expenses net of fee waivers, if any	.37 % G	.37%	.36%	.35%	.32%	.34%
Expenses net of all reductions, if any	.37% G	.37%	.36%	.35%	.32%	.34%
Net investment income (loss)	2.86% G	2.68%	2.50%	2.03%	1.77%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$4,522,599	$4,343,945	$4,695,105	$4,757,973	$5,501,159	$4,666,119
Portfolio turnover rate H	10 % G	19%	14%	20%	11%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Intermediate Municipal Income Fund Class I

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.07	$10.21	$9.91	$10.80	$10.88	$10.65
Income from Investment Operations
Net investment income (loss) A,B	.138	.264	.241	.197	.185	.217
Net realized and unrealized gain (loss)	(.052)	(.143)	.298	(.889)	(.060)	.242
Total from investment operations	.086	.121	.539	(.692)	.125	.459
Distributions from net investment income	(.136)	(.260)	(.239)	(.197)	(.185)	(.218)
Distributions from net realized gain	-	(.001)	-	(.001)	(.020)	(.011)
Total distributions	(.136)	(.261)	(.239)	(.198)	(.205)	(.229)
Net asset value, end of period	$10.02	$10.07	$10.21	$9.91	$10.80	$10.88
Total Return C,D	.86%	1.20%	5.53%	(6.41)%	1.16%	4.36%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.44%	.43%	.42%	.39%	.41%
Expenses net of fee waivers, if any	.44 % G	.44%	.43%	.42%	.39%	.41%
Expenses net of all reductions, if any	.44% G	.44%	.43%	.42%	.39%	.41%
Net investment income (loss)	2.79% G	2.61%	2.42%	1.96%	1.70%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$2,288,750	$1,740,977	$1,587,677	$1,287,824	$1,220,985	$1,362,509
Portfolio turnover rate H	10 % G	19%	14%	20%	11%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Intermediate Municipal Income Fund Class Z

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.08	$10.21	$9.92	$10.80	$10.89	$10.65
Income from Investment Operations
Net investment income (loss) A,B	.145	.278	.254	.209	.198	.230
Net realized and unrealized gain (loss)	(.063)	(.134)	.288	(.879)	(.069)	.252
Total from investment operations	.082	.144	.542	(.670)	.129	.482
Distributions from net investment income	(.142)	(.273)	(.252)	(.209)	(.199)	(.231)
Distributions from net realized gain	-	(.001)	-	(.001)	(.020)	(.011)
Total distributions	(.142)	(.274)	(.252)	(.210)	(.219)	(.242)
Net asset value, end of period	$10.02	$10.08	$10.21	$9.92	$10.80	$10.89
Total Return C,D	.82%	1.43%	5.56%	(6.20)%	1.19%	4.59%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.32% G	.32%	.31%	.29%	.27%	.29%
Expenses net of fee waivers, if any	.31 % G	.31%	.31%	.29%	.27%	.29%
Expenses net of all reductions, if any	.31% G	.31%	.31%	.29%	.27%	.29%
Net investment income (loss)	2.92% G	2.74%	2.55%	2.09%	1.83%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$6,212,542	$5,907,646	$5,113,683	$4,476,079	$3,679,575	$2,923,185
Portfolio turnover rate H	10 % G	19%	14%	20%	11%	18%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Intermediate Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$69,929,815
Gross unrealized depreciation	(346,471,533)
Net unrealized appreciation (depreciation)	$(276,541,718)
Tax cost	$13,411,759,659

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(9,545,487)
Long-term	(56,238,229)
Total capital loss carryforward	$(65,783,716)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Municipal Income Fund	2,013,653,805	612,754,990

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annualized management fee rate was .26% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	127,522	9,051
Class M	-%	.25%	12,858	111
Class C	.75%	.25%	38,908	3,201
			179,288	12,363
Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,884
Class M	49
1,933

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	87,347.17
Class M	6,444.13
Class C	5,736.15
Intermediate Municipal Income	2,606,247.12
Class I	1,886,077.18
Class Z	1,497,109.05
	6,088,960

A Annualized
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Intermediate Municipal Income Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Intermediate Municipal Income Fund	4,903,934	-	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Intermediate Municipal Income Fund	9,759
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.68%	9,264
Class M	.65%	112
Class C	1.43%	-
Intermediate Municipal Income	.37%	482,975
Class I	.44%	142,817
Class Z	.31%	420,115
		1,055,283
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3,344.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
Fidelity Intermediate Municipal Income Fund
Distributions to shareholders
Class A	$1,262,626	$2,581,297
Class M	128,844	265,794
Class C	67,395	143,324
Intermediate Municipal Income	61,906,727	118,952,373
Class I	28,800,929	43,765,354
Class Z	85,140,098	145,158,892
Total	$177,306,619	$310,867,034
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
Fidelity Intermediate Municipal Income Fund
Class A
Shares sold	967,776	2,085,000	$9,686,093	$21,107,423
Reinvestment of distributions	118,680	240,223	1,190,261	2,427,882
Shares redeemed	(2,265,318)	(2,817,493)	(22,678,897)	(28,507,633)
Net increase (decrease)	(1,178,862)	(492,270)	$(11,802,543)	$(4,972,328)
Class M
Shares sold	4,990	79,852	$49,696	$808,357
Reinvestment of distributions	12,009	24,667	120,307	249,131
Shares redeemed	(65,981)	(197,633)	(659,072)	(2,004,004)
Net increase (decrease)	(48,982)	(93,114)	$(489,069)	$(946,516)
Class C
Shares sold	63,908	146,009	$635,986	$1,480,227
Reinvestment of distributions	6,487	13,753	65,071	139,039
Shares redeemed	(96,872)	(310,343)	(970,442)	(3,143,128)
Net increase (decrease)	(26,477)	(150,581)	$(269,385)	$(1,523,862)
Intermediate Municipal Income
Shares sold	96,125,291	129,841,748	$956,107,369	$1,313,525,308
Reinvestment of distributions	2,930,748	6,157,581	29,361,704	62,197,583
Shares redeemed	(78,965,121)	(164,806,055)	(785,812,851)	(1,663,264,988)
Net increase (decrease)	20,090,918	(28,806,726)	$199,656,222	$(287,542,097)
Class I
Shares sold	88,122,522	62,356,967	$887,376,123	$631,024,339
Reinvestment of distributions	2,603,233	3,908,442	26,114,091	39,536,279
Shares redeemed	(35,164,182)	(48,981,004)	(351,237,197)	(495,193,294)
Net increase (decrease)	55,561,573	17,284,405	$562,253,017	$175,367,324
Class Z
Shares sold	111,361,050	228,173,787	$1,114,177,484	$2,307,962,228
Reinvestment of distributions	6,038,689	9,858,164	60,613,253	99,781,299
Shares redeemed	(83,950,121)	(152,583,571)	(839,573,072)	(1,544,546,658)
Net increase (decrease)	33,449,618	85,448,380	$335,217,665	$863,196,869
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.706327.127
LIM-SANN-0825
Fidelity® Global Credit Fund

Semi-Annual Report
June 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Global Credit Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 0.9%
		Principal Amount (a)	Value ($)
CANADA - 0.2%
Canadian Government 3% 6/1/2034	CAD	50,000	36,091
Canadian Government 3.25% 12/1/2034	CAD	95,000	69,746
TOTAL CANADA			105,837
JAPAN - 0.2%
Japan Government 0.9% 9/20/2034	JPY	19,000,000	126,547
ROMANIA - 0.5%
Romanian Republic 2.124% 7/16/2031 (b)	EUR	50,000	48,996
Romanian Republic 5.875% 7/11/2032 (b)	EUR	200,000	237,946
TOTAL ROMANIA			286,942
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $507,393)			519,326

Non-Convertible Corporate Bonds - 66.7%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.9%
Financials - 0.6%
Financial Services - 0.3%
Cimic Finance Ltd 1.5% 5/28/2029 (b)	EUR	136,000	148,749
Insurance - 0.3%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(c)	GBP	150,000	189,456
TOTAL FINANCIALS			338,205

Utilities - 0.3%
Electric Utilities - 0.3%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	240,000	167,051
TOTAL AUSTRALIA			505,256
AUSTRIA - 0.2%
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Supernova Invest GmbH 5% 6/24/2030 (b)	EUR	100,000	117,986
BELGIUM - 1.9%
Consumer Staples - 0.4%
Food Products - 0.4%
Barry Callebaut Services NV 4.25% 8/19/2031 (b)	EUR	200,000	236,839
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Fluxys SA 4% 11/28/2030 (b)	EUR	200,000	238,300
Financials - 0.7%
Banks - 0.7%
KBC Group NV 3.5% 1/21/2032 (b)(c)	EUR	300,000	357,696
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Shurgard Luxembourg Sarl 4% 5/27/2035 (b)	EUR	200,000	234,991
TOTAL BELGIUM			1,067,826
CANADA - 1.8%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (d)		54,000	50,461
Financials - 1.8%
Banks - 1.8%
Bank of Nova Scotia/The 3.375% 3/5/2033 (b)(c)	EUR	600,000	703,795
Royal Bank of Canada 3.125% 9/27/2031 (b)(c)	EUR	240,000	281,464
			985,259
TOTAL CANADA			1,035,720
DENMARK - 2.7%
Consumer Staples - 0.5%
Beverages - 0.3%
Carlsberg Breweries A/S 3.25% 2/28/2032 (b)	EUR	150,000	176,268
Tobacco - 0.2%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (b)	EUR	100,000	121,824
TOTAL CONSUMER STAPLES			298,092

Financials - 1.5%
Banks - 1.5%
Danske Bank A/S 3.875% 1/9/2032 (b)(c)	EUR	465,000	564,350
Jyske Bank A/S 3.625% 4/29/2031 (b)(c)	EUR	125,000	149,417
Jyske Bank A/S 5.125% 5/1/2035 (b)(c)	EUR	115,000	142,872
			856,639
Health Care - 0.7%
Pharmaceuticals - 0.7%
Novo Nordisk Finance Netherlands BV 3.625% 5/27/2037 (b)	EUR	325,000	384,438
TOTAL DENMARK			1,539,169
FRANCE - 4.9%
Communication Services - 0.4%
Media - 0.4%
Publicis Groupe SA 3.375% 6/12/2032 (b)	EUR	200,000	234,958
Consumer Discretionary - 0.2%
Automobiles - 0.2%
RCI Banque SA 5.5% 10/9/2034 (b)(c)	EUR	100,000	123,891
Financials - 2.2%
Banks - 2.2%
BNP Paribas SA 2.159% 9/15/2029 (c)(d)		243,000	225,263
BNP Paribas SA 3.945% 2/18/2037 (b)(c)	EUR	400,000	469,623
BNP Paribas SA 5.786% 1/13/2033 (c)(d)		52,000	54,095
BPCE SA 5.716% 1/18/2030 (c)(d)		250,000	257,392
Societe Generale SA 6.691% 1/10/2034 (c)(d)		200,000	213,440
			1,219,813
Industrials - 0.4%
Transportation Infrastructure - 0.4%
Holding d'Infrastructures des Metiers de l'Environnement 0.625% 9/16/2028 (b)	EUR	200,000	215,222
Utilities - 1.7%
Electric Utilities - 0.4%
Electricite de France SA 5.5% 1/25/2035 (b)	GBP	200,000	266,817
Multi-Utilities - 1.3%
Engie SA 3.875% 3/6/2036 (b)	EUR	200,000	237,862
Veolia Environnement SA 3.324% 6/17/2032 (b)	EUR	400,000	469,919
			707,781
TOTAL UTILITIES			974,598

TOTAL FRANCE			2,768,482
GERMANY - 8.3%
Consumer Discretionary - 1.0%
Automobile Components - 1.0%
Robert Bosch GmbH 4.375% 6/2/2043 (b)	EUR	100,000	118,579
Schaeffler AG 4.75% 8/14/2029 (b)	EUR	200,000	238,563
ZF Europe Finance BV 4.75% 1/31/2029 (b)	EUR	200,000	221,442
			578,584
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
METRO AG 4% 3/5/2030 (b)	EUR	100,000	121,367
Financials - 1.2%
Banks - 0.7%
Commerzbank AG 3.625% 1/14/2032 (b)(c)	EUR	100,000	118,761
Commerzbank AG 8.625% 2/28/2033 (b)(c)	GBP	100,000	147,614
Volkswagen Bank GmbH 3.5% 6/19/2031 (b)	EUR	100,000	117,455
			383,830
Capital Markets - 0.5%
Deutsche Bank AG 6.125% 12/12/2030 (b)(c)	GBP	200,000	285,878
TOTAL FINANCIALS			669,708

Health Care - 1.5%
Pharmaceuticals - 1.5%
Bayer US Finance LLC 6.375% 11/21/2030 (d)		200,000	212,540
Bayer US Finance LLC 6.5% 11/21/2033 (d)		610,000	654,076
			866,616
Industrials - 0.5%
Air Freight & Logistics - 0.5%
Deutsche Post AG 3.125% 6/5/2032 (b)	EUR	250,000	296,048
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
Accentro Real Estate AG 5.625% 2/13/2026 (b)(e)	EUR	315,000	134,507
Deutsche EuroShop AG 4.5% 10/15/2030 (b)	EUR	100,000	117,793
LEG Immobilien SE 3.875% 1/20/2035 (b)	EUR	100,000	115,363
Sirius Real Estate Ltd 4% 1/22/2032 (b)	EUR	100,000	116,723
			484,386
Utilities - 3.0%
Electric Utilities - 2.0%
Amprion GmbH 3.125% 8/27/2030 (b)	EUR	300,000	353,779
Amprion GmbH 3.875% 6/5/2036 (b)	EUR	100,000	117,930
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(c)	EUR	300,000	330,152
EnBW International Finance BV 3.75% 11/20/2035 (b)	EUR	250,000	295,127
			1,096,988
Independent Power and Renewable Electricity Producers - 0.4%
RWE Finance US LLC 5.875% 4/16/2034 (d)		202,000	208,967
Multi-Utilities - 0.6%
E.ON SE 3.5% 4/16/2033 (b)	EUR	275,000	327,122
TOTAL UTILITIES			1,633,077

TOTAL GERMANY			4,649,786
HONG KONG - 1.6%
Financials - 1.6%
Insurance - 1.6%
AIA Group Ltd 0.88% 9/9/2033 (b)(c)	EUR	200,000	217,784
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(c)		742,000	693,900

TOTAL HONG KONG			911,684
IRELAND - 0.2%
Financials - 0.2%
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		150,000	135,898
ITALY - 0.4%
Utilities - 0.4%
Gas Utilities - 0.4%
Snam SpA 5.75% 5/28/2035 (d)		200,000	204,127
JAPAN - 0.3%
Consumer Staples - 0.3%
Tobacco - 0.3%
Japan Tobacco Inc 5.856% 6/15/2035 (d)		160,000	167,310
LUXEMBOURG - 2.3%
Financials - 0.9%
Financial Services - 0.9%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	1,503,100	517,185
Real Estate - 1.4%
Industrial REITs - 0.2%
Prologis International Funding II SA 4.375% 7/1/2036 (b)	EUR	100,000	121,539
Real Estate Management & Development - 1.2%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (b)	EUR	102,000	113,364
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (b)	EUR	278,000	309,112
Logicor Financing Sarl 4.25% 7/18/2029 (b)	EUR	100,000	121,313
P3 Group Sarl 4% 4/19/2032 (b)	EUR	100,000	118,444
			662,233
TOTAL REAL ESTATE			783,772

TOTAL LUXEMBOURG			1,300,957
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031		405,000	365,148
NETHERLANDS - 2.9%
Financials - 2.7%
Banks - 2.7%
ABN AMRO Bank NV 3.875% 1/15/2032 (b)	EUR	100,000	121,265
Cooperatieve Rabobank UA 1.125% 5/7/2031 (b)	EUR	300,000	316,330
ING Groep NV 3% 8/17/2031 (b)(c)	EUR	800,000	931,715
ING Groep NV 4.5% 5/23/2029 (b)(c)	EUR	100,000	123,418
			1,492,728
Industrials - 0.2%
Professional Services - 0.2%
Wolters Kluwer NV 3% 9/25/2030 (b)	EUR	100,000	117,992
TOTAL NETHERLANDS			1,610,720
NORWAY - 0.2%
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 0.25% 2/23/2029 (b)(c)	EUR	100,000	110,462
PORTUGAL - 0.5%
Financials - 0.5%
Banks - 0.1%
Banco Espirito Santo SA 4% (b)(f)(g)	EUR	200,000	51,829
Insurance - 0.4%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (b)(c)	EUR	200,000	236,675
TOTAL PORTUGAL			288,504
SPAIN - 1.2%
Financials - 0.8%
Banks - 0.8%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (c)		200,000	208,544
CaixaBank SA 3.625% 9/19/2032 (b)(c)	EUR	200,000	238,380
			446,924
Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
Werfen SA/Spain 4.625% 6/6/2028 (b)	EUR	200,000	246,424
TOTAL SPAIN			693,348
SWEDEN - 0.9%
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
Heimstaden AB 4.375% 3/6/2027 (b)	EUR	300,000	342,784
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (b)	EUR	150,000	157,256

TOTAL SWEDEN			500,040
SWITZERLAND - 3.2%
Financials - 3.0%
Capital Markets - 2.2%
UBS Group AG 2.125% 11/15/2029 (b)(c)	GBP	347,000	439,668
UBS Group AG 4.75% 3/17/2032 (b)(c)	EUR	600,000	759,057
			1,198,725
Insurance - 0.8%
Argentum Netherlands BV for Swiss Re Ltd 5.625% 8/15/2052 (b)(c)		249,000	249,791
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(c)		250,000	220,372
			470,163
TOTAL FINANCIALS			1,668,888

Materials - 0.2%
Containers & Packaging - 0.2%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (b)	EUR	100,000	119,841
TOTAL SWITZERLAND			1,788,729
UNITED KINGDOM - 13.5%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC 4.875% 10/3/2078 (b)(c)	GBP	100,000	137,100
Consumer Discretionary - 1.3%
Broadline Retail - 0.2%
John Lewis PLC 4.25% 12/18/2034 (b)	GBP	100,000	111,424
Hotels, Restaurants & Leisure - 0.7%
InterContinental Hotels Group PLC 3.375% 10/8/2028 (b)	GBP	130,000	170,838
Whitbread Group PLC 2.375% 5/31/2027 (b)	GBP	150,000	196,225
			367,063
Household Durables - 0.4%
Berkeley Group PLC/The 2.5% 8/11/2031 (b)	GBP	213,000	244,219
TOTAL CONSUMER DISCRETIONARY			722,706

Consumer Staples - 1.6%
Tobacco - 1.6%
BAT International Finance PLC 4.125% 4/12/2032 (b)	EUR	250,000	302,350
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (b)	EUR	310,000	395,085
Imperial Brands Finance PLC 3.875% 2/12/2034 (b)	EUR	150,000	173,721
			871,156
Financials - 5.2%
Banks - 4.3%
Barclays PLC 8.407% 11/14/2032 (b)(c)	GBP	150,000	220,072
HSBC Holdings PLC 4.787% 3/10/2032 (b)(c)	EUR	180,000	227,774
HSBC Holdings PLC 4.856% 5/23/2033 (b)(c)	EUR	200,000	254,547
HSBC Holdings PLC 5.813% 5/22/2033 (b)(c)	GBP	125,000	176,150
HSBC Holdings PLC 6.8% 9/14/2031 (c)	GBP	100,000	148,253
HSBC Holdings PLC 8.201% 11/16/2034 (b)(c)	GBP	100,000	151,483
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(c)	EUR	270,000	340,953
NatWest Group PLC 2.105% 11/28/2031 (b)(c)	GBP	486,000	643,684
Standard Chartered PLC 3.864% 3/17/2033 (b)(c)	EUR	200,000	238,613
			2,401,529
Consumer Finance - 0.4%
Motability Operations Group PLC 3.625% 1/22/2033 (b)	EUR	200,000	236,239
Financial Services - 0.2%
Nationwide Building Society 4% 7/30/2035 (b)(c)	EUR	100,000	118,956
Insurance - 0.3%
Admiral Group PLC 8.5% 1/6/2034 (b)	GBP	100,000	156,203
TOTAL FINANCIALS			2,912,927

Industrials - 1.0%
Ground Transportation - 0.3%
Mobico Group PLC 4.875% 9/26/2031 (b)	EUR	150,000	143,055
Trading Companies & Distributors - 0.2%
Travis Perkins PLC 3.75% 2/17/2026 (b)	GBP	100,000	134,690
Transportation Infrastructure - 0.5%
Heathrow Funding Ltd 6% 3/5/2032 (b)	GBP	200,000	277,406
TOTAL INDUSTRIALS			555,151

Real Estate - 0.2%
Office REITs - 0.2%
Great Portland Estates PLC 5.375% 9/25/2031 (b)	GBP	100,000	137,156
Utilities - 4.0%
Electric Utilities - 1.2%
London Power Networks PLC 3.837% 6/11/2037 (b)	EUR	125,000	147,157
NGG Finance PLC 2.125% 9/5/2082 (b)(c)	EUR	329,000	378,256
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (b)	EUR	125,000	146,617
			672,030
Gas Utilities - 0.4%
Southern Gas Networks PLC 3.5% 10/16/2030 (b)	EUR	175,000	207,428
Water Utilities - 2.4%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (b)	GBP	175,000	211,103
Anglian Water Services Financing PLC 5.875% 6/20/2031 (b)	GBP	150,000	210,640
Anglian Water Services Financing PLC 6.293% 7/30/2030 (b)	GBP	25,000	35,741
Anglian Water Services Financing PLC 6.625% 1/15/2029 (e)	GBP	100,000	142,938
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (b)	EUR	100,000	118,491
SW Finance I PLC 2.375% 5/28/2028 (b)	GBP	170,000	204,429
SW Finance I PLC 7.375% 12/12/2041 (b)	GBP	56,000	74,602
United Utilities Water Finance PLC 3.5% 2/27/2033 (b)	EUR	125,000	146,206
Wessex Water Services Finance PLC 6.125% 9/19/2034 (b)	GBP	150,000	207,947
			1,352,097
TOTAL UTILITIES			2,231,555

TOTAL UNITED KINGDOM			7,567,751
UNITED STATES - 18.1%
Communication Services - 1.5%
Interactive Media & Services - 0.4%
Alphabet Inc 3.375% 5/6/2037	EUR	100,000	115,639
Alphabet Inc 3.875% 5/6/2045	EUR	100,000	116,599
			232,238
Media - 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028		347,000	343,963
Time Warner Cable LLC 5.875% 11/15/2040		278,000	266,897
			610,860
TOTAL COMMUNICATION SERVICES			843,098

Consumer Discretionary - 0.8%
Automobiles - 0.4%
Stellantis Finance US Inc 5.75% 3/18/2030 (d)		200,000	201,789
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp 3.5% 5/21/2032 (b)	EUR	200,000	237,531
TOTAL CONSUMER DISCRETIONARY			439,320

Consumer Staples - 0.9%
Tobacco - 0.9%
Philip Morris International Inc 3.25% 6/6/2032	EUR	425,000	492,737
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Western Gas Partners LP 4.05% 2/1/2030 (e)		261,000	251,010
Financials - 3.1%
Banks - 0.5%
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)		150,000	157,398
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(c)	EUR	100,000	120,112
			277,510
Capital Markets - 1.8%
Ares Capital Corp 2.15% 7/15/2026		208,000	202,685
Ares Capital Corp 3.25% 7/15/2025		260,000	259,841
Blackstone Private Credit Fund 4.875% 4/14/2026 (b)	GBP	208,000	283,995
Morgan Stanley 3.955% 3/21/2035 (c)	EUR	100,000	120,400
Morgan Stanley 4.099% 5/22/2036 (c)	EUR	100,000	120,524
			987,445
Consumer Finance - 0.8%
Capital One Financial Corp 5.468% 2/1/2029 (c)		44,000	45,055
Capital One Financial Corp 5.817% 2/1/2034 (c)		76,000	78,403
Capital One Financial Corp 6.7% 11/29/2032		15,000	16,378
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	125,000	149,476
Ford Motor Credit Co LLC 6.86% 6/5/2026	GBP	130,000	181,214
			470,526
TOTAL FINANCIALS			1,735,481

Health Care - 2.9%
Health Care Providers & Services - 2.4%
Centene Corp 4.25% 12/15/2027		396,000	390,000
Centene Corp 4.625% 12/15/2029		281,000	273,309
Sabra Health Care LP 3.2% 12/1/2031		94,000	83,766
Universal Health Services Inc 2.65% 10/15/2030		695,000	619,675
			1,366,750
Pharmaceuticals - 0.5%
Elanco Animal Health Inc 6.65% 8/28/2028 (c)		243,000	252,773
TOTAL HEALTH CARE			1,619,523

Industrials - 1.1%
Aerospace & Defense - 0.7%
Boeing Co 5.15% 5/1/2030		313,000	318,665
Boeing Co 6.298% 5/1/2029		14,000	14,800
Boeing Co 6.388% 5/1/2031		11,000	11,822
Boeing Co 6.528% 5/1/2034		12,000	13,038
Boeing Co 6.858% 5/1/2054		17,000	18,610
Boeing Co 7.008% 5/1/2064		16,000	17,574
			394,509
Passenger Airlines - 0.1%
American Airlines 2016-3 Class A Pass Through Trust equipment trust certificate 3.75% 4/15/2027		52,591	52,229
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030		5,000	5,121
Paychex Inc 5.35% 4/15/2032		6,000	6,161
Paychex Inc 5.6% 4/15/2035		6,000	6,202
			17,484
Trading Companies & Distributors - 0.3%
Air Lease Corp 3.125% 12/1/2030		191,000	176,500
TOTAL INDUSTRIALS			640,722

Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 1.2%
Vontier Corp 2.4% 4/1/2028		695,000	652,875
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Inc 2.45% 2/15/2031 (d)		190,000	169,897
Software - 0.2%
Fiserv Funding ULC 3.5% 6/15/2032	EUR	100,000	117,444
TOTAL INFORMATION TECHNOLOGY			940,216

Real Estate - 1.6%
Office REITs - 0.8%
Hudson Pacific Properties LP 3.95% 11/1/2027		486,000	466,055
Retail REITs - 0.4%
Realty Income Corp 3.375% 6/20/2031	EUR	200,000	234,928
Specialized REITs - 0.4%
American Tower Corp 3.625% 5/30/2032	EUR	175,000	207,605
TOTAL REAL ESTATE			908,588

Utilities - 4.1%
Electric Utilities - 2.4%
Cleco Corporate Holdings LLC 3.375% 9/15/2029		695,000	646,214
Duke Energy Corp 3.85% 6/15/2034	EUR	207,000	241,945
Southern Co/The 1.875% 9/15/2081 (c)	EUR	364,000	410,210
			1,298,369
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The 2.45% 1/15/2031		497,000	434,499
Multi-Utilities - 0.9%
Puget Energy Inc 4.1% 6/15/2030		521,000	503,244
TOTAL UTILITIES			2,236,112

TOTAL UNITED STATES			10,106,807
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $37,923,219)			37,435,710

Preferred Securities - 9.5%
		Principal Amount (a)	Value ($)
CZECH REPUBLIC - 1.2%
Real Estate - 1.2%
Real Estate Management & Development - 1.2%
CPI Property Group SA 3.75% (b)(c)(h)	EUR	590,000	656,581
FINLAND - 0.5%
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Citycon Oyj 7.875% (b)(c)(h)	EUR	243,000	303,754
GERMANY - 4.7%
Consumer Discretionary - 1.0%
Automobiles - 1.0%
Volkswagen International Finance NV 3.875% (b)(c)(h)	EUR	500,000	565,523
Real Estate - 3.7%
Real Estate Management & Development - 3.7%
Aroundtown Finance Sarl 7.875% (c)(h)		250,000	255,178
Aroundtown SA 5 year ISDA Fixed EURIBOR + 3.98%, 6.193% (b)(c)(h)(i)	EUR	1,100,000	1,246,078
Grand City Properties SA 1.5% (b)(c)(h)	EUR	500,000	571,200
			2,072,456
TOTAL GERMANY			2,637,979
SWEDEN - 0.8%
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Heimstaden Bostad AB 3.625% (b)(c)(h)	EUR	150,000	175,454
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(c)(g)(h)(i)	EUR	313,000	260,052

TOTAL SWEDEN			435,506
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(f)(g)(h)(i)		1,389,000	93,757
UNITED KINGDOM - 2.2%
Consumer Staples - 0.8%
Tobacco - 0.8%
British American Tobacco PLC 3% (b)(c)(h)	EUR	388,000	461,074
Financials - 0.5%
Banks - 0.5%
Barclays PLC 8.875% (b)(c)(h)	GBP	200,000	290,364
Industrials - 0.2%
Ground Transportation - 0.2%
Mobico Group PLC 4.25% (b)(c)(h)	GBP	100,000	84,563
Utilities - 0.7%
Electric Utilities - 0.7%
SSE PLC 3.74% (b)(c)(h)	GBP	278,000	380,060
TOTAL UNITED KINGDOM			1,216,061
TOTAL PREFERRED SECURITIES (Cost $7,176,930)			5,343,638

U.S. Treasury Obligations - 18.1%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 8/15/2040 (k)	4.51	1,800,000	1,107,352
US Treasury Bonds 3.625% 5/15/2053	3.94 to 4.13	1,200,000	978,750
US Treasury Bonds 3.875% 5/15/2043 (l)	4.14 to 5.12	1,070,000	955,060
US Treasury Bonds 4.125% 8/15/2044	4.05 to 4.18	785,000	719,164
US Treasury Bonds 4.625% 11/15/2044	4.86 to 4.94	275,000	269,198
US Treasury Notes 3.625% 9/30/2031	3.60 to 4.23	500,000	491,641
US Treasury Notes 3.75% 8/31/2031	3.64 to 3.82	760,000	752,905
US Treasury Notes 4.125% 10/31/2031	4.26	415,000	419,328
US Treasury Notes 4.125% 2/29/2032	4.14 to 4.18	740,000	746,764
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.17	870,000	877,714
US Treasury Notes 4.125% 5/31/2032	4.19	220,000	221,825
US Treasury Notes 4.125% 7/31/2031	3.59	500,000	505,615
US Treasury Notes 4.25% 5/15/2035	4.39	310,000	310,484
US Treasury Notes 4.25% 6/30/2031	4.35	400,000	407,391
US Treasury Notes 4.375% 1/31/2032	4.21	240,000	245,691
US Treasury Notes 4.5% 11/15/2033	3.94 to 4.14	755,000	775,527
US Treasury Notes 4.625% 4/30/2031	4.47	200,000	207,656
US Treasury Notes 4.625% 5/31/2031	4.50	150,000	155,725
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,430,579)			10,147,790

Money Market Funds - 4.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $2,282,714)	4.32	2,282,257	2,282,714

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $58,320,835)	55,729,178
NET OTHER ASSETS (LIABILITIES) - 0.7%	389,279
NET ASSETS - 100.0%	56,118,457

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
ASX 10Y Treasury Bond Contracts (Australia)	2	Sep 2025	150,873	1,298	1,298
CBOT 10 Year Ultra US Treasury Bond Contracts (United States)	12	Sep 2025	1,371,000	34,301	34,301
CBOT 5 Year US Treasury Note Contracts (United States)	31	Sep 2025	3,379,727	48,647	48,647
CBOT US Treasury Long Bond Contracts (United States)	31	Sep 2025	3,574,688	143,849	143,849
CBOT US Treasury Ultra Bond Contracts (United States)	8	Sep 2025	951,250	45,359	45,359
TMX 10Y Canadian Bond Contracts (Canada)	10	Sep 2025	895,906	5,368	5,368

TOTAL PURCHASED					278,822

Sold

Interest Rate Contracts
Eurex Deutschland Contracts (Germany)	25	Sep 2025	3,465,529	8,423	8,423
Eurex Deutschland Contracts (Germany)	5	Sep 2025	766,551	3,883	3,883
ICE Long GILT Futures (United Kingdom)	3	Sep 2025	383,093	(11,311)	(11,311)

TOTAL SOLD					995

TOTAL FUTURES CONTRACTS					279,817
The notional amount of futures purchased as a percentage of Net Assets is 18.4%
The notional amount of futures sold as a percentage of Net Assets is 8.3%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	54,000	USD	61,041	BNP Paribas SA	7/08/25	2,596
EUR	30,000	USD	35,212	BNP Paribas SA	7/08/25	142
EUR	56,000	USD	62,799	Brown Brothers Harriman & Co.	7/08/25	3,195
EUR	97,000	USD	109,416	JPMorgan Chase Bank NA	7/08/25	4,895
EUR	102,000	USD	113,994	JPMorgan Chase Bank NA	7/08/25	6,209
GBP	214,000	USD	287,948	Citibank NA	7/08/25	5,808
GBP	157,000	USD	212,574	JPMorgan Chase Bank NA	7/08/25	2,938
GBP	76,000	USD	100,760	JPMorgan Chase Bank NA	7/08/25	3,564
USD	19,535	AUD	30,000	Brown Brothers Harriman & Co.	7/08/25	(211)
USD	32,640	AUD	51,000	Brown Brothers Harriman & Co.	7/08/25	(930)
USD	8,414	AUD	13,000	Canadian Imperial Bank of Commerce	7/08/25	(143)
USD	18,283	AUD	28,000	JPMorgan Chase Bank NA	7/08/25	(148)
USD	92,485	AUD	143,000	JPMorgan Chase Bank NA	7/08/25	(1,643)
USD	151,149	CAD	208,000	JPMorgan Chase Bank NA	7/08/25	(1,647)
USD	518,036	EUR	456,000	BNP Paribas SA	7/08/25	(19,344)
USD	57,174	EUR	50,000	Bank of America NA	7/08/25	(1,749)
USD	100,823	EUR	86,000	Bank of America NA	7/08/25	(525)
USD	112,168	EUR	98,000	Bank of America NA	7/08/25	(3,322)
USD	62,718	EUR	55,000	Bank of America NA	7/08/25	(2,097)
USD	34,362	EUR	30,000	Goldman Sachs Bank USA	7/08/25	(991)
USD	23,720,030	EUR	20,828,000	Goldman Sachs Bank USA	7/08/25	(825,016)
USD	224,931	EUR	198,000	JPMorgan Chase Bank NA	7/08/25	(8,405)
USD	96,549	EUR	83,000	JPMorgan Chase Bank NA	7/08/25	(1,264)
USD	291,436	EUR	253,000	JPMorgan Chase Bank NA	7/08/25	(6,715)
USD	7,046,757	GBP	5,261,000	BNP Paribas SA	7/08/25	(174,965)
USD	131,079	GBP	98,000	Brown Brothers Harriman & Co.	7/08/25	(3,445)
USD	131,167	JPY	18,600,000	JPMorgan Chase Bank NA	7/08/25	1,909

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(1,021,304)
Unrealized Appreciation						31,256
Unrealized Depreciation						(1,052,560)

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75% 7/13/2026	Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	700,000	(14,865)	13,501	(1,364)
Generali 4.125% 5/4/2026	Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	350,000	(728)	(1,268)	(1,996)
UniCredit SpA 5.375% 4/16/2034	Jun 2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	300,000	982	(2,862)	(1,880)
Societe Generale SA 5.25% 9/6/2032	Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	300,000	2,255	(2,477)	(222)
Intesa Sanpaolo SpA 6.184% 2/20/2034	Jun 2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	300,000	(752)	(2,014)	(2,766)
Deutsche Bank AG 5.625% 5/19/2031	Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	250,000	4,313	(6,383)	(2,070)

TOTAL CREDIT DEFAULT SWAPS							(8,795)	(1,503)	(10,298)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $29,413,255 or 52.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,619,357 or 4.7% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Level 3 security
(g)	Non-income producing - Security is in default.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $676,716.
(l)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $365,957.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,364,691	16,279,096	16,361,073	38,780	-	-	2,282,714	2,282,257	0.0%
Fidelity Securities Lending Cash Central Fund	-	754,457	754,457	24	-	-	-	-	0.0%
Total	2,364,691	17,033,553	17,115,530	38,804	-	-	2,282,714

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	519,326	-	519,326	-

Non-Convertible Corporate Bonds
Communication Services	1,215,156	-	1,215,156	-
Consumer Discretionary	1,864,501	-	1,864,501	-
Consumer Staples	2,237,962	-	2,237,962	-
Energy	854,458	-	854,458	-
Financials	14,648,001	-	14,596,172	51,829
Health Care	3,117,001	-	3,117,001	-
Industrials	1,825,135	-	1,825,135	-
Information Technology	940,216	-	940,216	-
Materials	119,841	-	119,841	-
Real Estate	3,166,919	-	3,166,919	-
Utilities	7,446,520	-	7,446,520	-

Preferred Securities
Consumer Discretionary	565,523	-	565,523	-
Consumer Staples	461,074	-	461,074	-
Financials	384,121	-	290,364	93,757
Industrials	84,563	-	84,563	-
Real Estate	3,468,297	-	3,468,297	-
Utilities	380,060	-	380,060	-

U.S. Treasury Obligations	10,147,790	-	10,147,790	-

Money Market Funds	2,282,714	2,282,714	-	-
Total Investments in Securities:	55,729,178	2,282,714	53,300,878	145,586
Derivative Instruments:

Assets
Futures Contracts	291,128	291,128	-	-
Forward Foreign Currency Contracts	31,256	-	31,256	-
Swaps	7,550	-	7,550	-
Total Assets	329,934	291,128	38,806	-

Liabilities
Futures Contracts	(11,311)	(11,311)	-	-
Forward Foreign Currency Contracts	(1,052,560)	-	(1,052,560)	-
Swaps	(16,345)	-	(16,345)	-
Total Liabilities	(1,080,216)	(11,311)	(1,068,905)	-
Total Derivative Instruments:	(750,282)	279,817	(1,030,099)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	7,550	(16,345)
Total Credit Risk	7,550	(16,345)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	31,256	(1,052,560)
Total Foreign Exchange Risk	31,256	(1,052,560)
Interest Rate Risk
Futures Contracts (c)	291,128	(11,311)
Total Interest Rate Risk	291,128	(11,311)
Total Value of Derivatives	329,934	(1,080,216)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America NA	-	(7,693)	-	-	(7,693)
BNP Paribas SA	9,306	(209,902)	-	-	(200,596)
Brown Brothers Harriman & Co	3,195	(4,586)	-	-	(1,391)
Canadian Imperial Bank of Commerce	-	(143)	-	-	(143)
Citibank NA	5,808	-	-	-	5,808
Goldman Sachs Bank USA	982	(826,007)	-	676,716	(148,309)
JPMorgan Chase Bank NA	19,515	(20,574)	-	-	(1,059)
Total	$38,806	$(1,068,905)	$-	$676,716	$(353,383)

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $56,038,121)	$53,446,464
Fidelity Central Funds (cost $2,282,714)	2,282,714

Total Investment in Securities (cost $58,320,835)		$55,729,178
Foreign currency held at value (cost $383,135)		386,877
Receivable for investments sold		200,714
Unrealized appreciation on forward foreign currency contracts		31,256
Receivable for fund shares sold		130,994
Dividends receivable		5,619
Interest receivable		688,652
Distributions receivable from Fidelity Central Funds		6,098
Receivable for daily variation margin on futures contracts		56,253
Bi-lateral OTC swaps, at value		7,550
Receivable from investment adviser for expense reductions		780
Other receivables		6,892
Total assets		57,250,863
Liabilities
Unrealized depreciation on forward foreign currency contracts	$1,052,560
Payable for fund shares redeemed	37,479
Bi-lateral OTC swaps, at value	16,345
Accrued management fee	18,315
Distribution and service plan fees payable	1,768
Other affiliated payables	5,164
Other payables and accrued expenses	775
Total liabilities		1,132,406
Net Assets		$56,118,457
Net Assets consist of:
Paid in capital		$75,414,600
Total accumulated earnings (loss)		(19,296,143)
Net Assets		$56,118,457

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,643,319 ÷ 447,922 shares)(a)		$8.13
Maximum offering price per share (100/96.00 of $8.13)		$8.47
Class M :
Net Asset Value and redemption price per share ($1,379,903 ÷ 169,634 shares)(a)		$8.13
Maximum offering price per share (100/96.00 of $8.13)		$8.47
Class C :
Net Asset Value and offering price per share ($886,739 ÷ 109,135 shares)(a)		$8.13
Global Credit :
Net Asset Value, offering price and redemption price per share ($39,919,161 ÷ 4,900,529 shares)		$8.15
Class I :
Net Asset Value, offering price and redemption price per share ($2,798,797 ÷ 343,760 shares)		$8.14
Class Z :
Net Asset Value, offering price and redemption price per share ($7,490,538 ÷ 915,165 shares)		$8.18
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$103,569
Interest		957,255
Income from Fidelity Central Funds (including $24 from security lending)		38,804
Income before foreign taxes withheld		$1,099,628
Less foreign taxes withheld		(295)
Total income		1,099,333
Expenses
Management fee	$107,322
Transfer agent fees	30,784
Distribution and service plan fees	10,716
Independent trustees' fees and expenses	68
Total expenses before reductions	148,890
Expense reductions	(7,758)
Total expenses after reductions		141,132
Net Investment income (loss)		958,201
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(320,669)
Forward foreign currency contracts	(2,011,897)
Foreign currency transactions	(19,543)
Futures contracts	(237,122)
Swaps	(34,070)
Total net realized gain (loss)		(2,623,301)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,773,395
Forward foreign currency contracts	(1,373,200)
Assets and liabilities in foreign currencies	73,512
Futures contracts	379,984
Swaps	126
Total change in net unrealized appreciation (depreciation)		3,853,817
Net gain (loss)		1,230,516
Net increase (decrease) in net assets resulting from operations		$2,188,717
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$958,201	$1,761,448
Net realized gain (loss)	(2,623,301)	(118,255)
Change in net unrealized appreciation (depreciation)	3,853,817	2,425,438
Net increase (decrease) in net assets resulting from operations	2,188,717	4,068,631
Distributions to shareholders	(640,358)	(1,882,540)

Share transactions - net increase (decrease)	2,955,151	(4,005,964)
Total increase (decrease) in net assets	4,503,510	(1,819,873)

Net Assets
Beginning of period	51,614,947	53,434,820
End of period	$56,118,457	$51,614,947

Financial Highlights
Fidelity Advisor® Global Credit Fund Class A

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.90	$7.56	$7.34	$9.72	$10.02	$9.61
Income from Investment Operations
Net investment income (loss) A,B	.134	.249	.252	.197	.159	.210
Net realized and unrealized gain (loss)	.189	.362	.229	(2.118)	(.236)	.547
Total from investment operations	.323	.611	.481	(1.921)	(.077)	.757
Distributions from net investment income	(.093)	(.271)	(.249)	(.408)	(.133) C	(.255) C
Distributions from net realized gain	-	-	-	(.051)	(.090) C	(.092) C
Distributions from tax return of capital	-	-	(.012)	-	-	-
Total distributions	(.093)	(.271)	(.261)	(.459)	(.223)	(.347)
Net asset value, end of period	$8.13	$7.90	$7.56	$7.34	$9.72	$10.02
Total Return D,E,F	4.10%	8.15%	6.74%	(19.93)%	(.76)%	8.00%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.90% I	.88%	.88%	1.24%	1.20%	1.27%
Expenses net of fee waivers, if any	.75 % I	.75%	.75%	.95%	.99%	1.00%
Expenses net of all reductions, if any	.75% I	.75%	.75%	.95%	.99%	1.00%
Net investment income (loss)	3.35% I	3.19%	3.44%	2.38%	1.61%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$3,643	$3,501	$5,534	$4,778	$5,643	$4,643
Portfolio turnover rate J	69 % I	57%	37% K	19%	57%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Global Credit Fund Class M

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.91	$7.57	$7.34	$9.72	$10.02	$9.60
Income from Investment Operations
Net investment income (loss) A,B	.134	.249	.254	.199	.159	.210
Net realized and unrealized gain (loss)	.179	.363	.237	(2.121)	(.237)	.556
Total from investment operations	.313	.612	.491	(1.922)	(.078)	.766
Distributions from net investment income	(.093)	(.272)	(.249)	(.407)	(.132) C	(.254) C
Distributions from net realized gain	-	-	-	(.051)	(.090) C	(.092) C
Distributions from tax return of capital	-	-	(.012)	-	-	-
Total distributions	(.093)	(.272)	(.261)	(.458)	(.222)	(.346)
Net asset value, end of period	$8.13	$7.91	$7.57	$7.34	$9.72	$10.02
Total Return D,E,F	3.97%	8.16%	6.88%	(19.94)%	(.77)%	8.10%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.90% I	.90%	.90%	1.29%	1.27%	1.35%
Expenses net of fee waivers, if any	.75 % I	.75%	.75%	.95%	.99%	1.00%
Expenses net of all reductions, if any	.75% I	.75%	.74%	.95%	.99%	1.00%
Net investment income (loss)	3.35% I	3.19%	3.45%	2.38%	1.61%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$1,380	$1,362	$1,343	$1,366	$1,983	$2,062
Portfolio turnover rate J	69 % I	57%	37% K	19%	57%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Global Credit Fund Class C

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.91	$7.57	$7.35	$9.72	$10.03	$9.61
Income from Investment Operations
Net investment income (loss) A,B	.104	.190	.198	.137	.085	.136
Net realized and unrealized gain (loss)	.195	.364	.227	(2.112)	(.246)	.561
Total from investment operations	.299	.554	.425	(1.975)	(.161)	.697
Distributions from net investment income	(.079)	(.214)	(.195)	(.344)	(.075) C	(.185) C
Distributions from net realized gain	-	-	-	(.051)	(.074) C	(.092) C
Distributions from tax return of capital	-	-	(.010)	-	-	-
Total distributions	(.079)	(.214)	(.205)	(.395)	(.149)	(.277)
Net asset value, end of period	$8.13	$7.91	$7.57	$7.35	$9.72	$10.03
Total Return D,E,F	3.79%	7.37%	5.92%	(20.47)%	(1.60)%	7.33%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.65% I	1.65%	1.66%	2.04%	2.02%	2.10%
Expenses net of fee waivers, if any	1.50 % I	1.51%	1.50%	1.70%	1.74%	1.75%
Expenses net of all reductions, if any	1.50% I	1.50%	1.50%	1.70%	1.74%	1.75%
Net investment income (loss)	2.60% I	2.44%	2.69%	1.64%	.86%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$887	$934	$1,052	$1,298	$2,126	$2,398
Portfolio turnover rate J	69 % I	57%	37% K	19%	57%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Global Credit Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.91	$7.57	$7.34	$9.72	$10.03	$9.61
Income from Investment Operations
Net investment income (loss) A,B	.144	.269	.272	.221	.183	.234
Net realized and unrealized gain (loss)	.193	.362	.237	(2.122)	(.247)	.556
Total from investment operations	.337	.631	.509	(1.901)	(.064)	.790
Distributions from net investment income	(.097)	(.291)	(.266)	(.428)	(.156) C	(.278) C
Distributions from net realized gain	-	-	-	(.051)	(.090) C	(.092) C
Distributions from tax return of capital	-	-	(.013)	-	-	-
Total distributions	(.097)	(.291)	(.279)	(.479)	(.246)	(.370)
Net asset value, end of period	$8.15	$7.91	$7.57	$7.34	$9.72	$10.03
Total Return D,E	4.28%	8.42%	7.14%	(19.73)%	(.63)%	8.36%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.50% H	.50%	.50%	.94%	.90%	.95%
Expenses net of fee waivers, if any	.50 % H	.50%	.50%	.70%	.74%	.75%
Expenses net of all reductions, if any	.50% H	.50%	.50%	.70%	.74%	.75%
Net investment income (loss)	3.60% H	3.44%	3.69%	2.64%	1.86%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$39,919	$32,665	$32,617	$40,426	$65,990	$96,584
Portfolio turnover rate I	69 % H	57%	37% J	19%	57%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Global Credit Fund Class I

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.91	$7.57	$7.34	$9.72	$10.02	$9.61
Income from Investment Operations
Net investment income (loss) A,B	.144	.268	.272	.220	.184	.234
Net realized and unrealized gain (loss)	.183	.364	.237	(2.121)	(.238)	.546
Total from investment operations	.327	.632	.509	(1.901)	(.054)	.780
Distributions from net investment income	(.097)	(.292)	(.266)	(.428)	(.156) C	(.278) C
Distributions from net realized gain	-	-	-	(.051)	(.090) C	(.092) C
Distributions from tax return of capital	-	-	(.013)	-	-	-
Total distributions	(.097)	(.292)	(.279)	(.479)	(.246)	(.370)
Net asset value, end of period	$8.14	$7.91	$7.57	$7.34	$9.72	$10.02
Total Return D,E	4.15%	8.44%	7.14%	(19.73)%	(.53)%	8.25%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.55% H	.56%	.57%	.93%	.91%	.97%
Expenses net of fee waivers, if any	.51 % H,I	.50%	.50%	.70%	.74%	.75%
Expenses net of all reductions, if any	.50% H	.50%	.50%	.70%	.74%	.75%
Net investment income (loss)	3.60% H	3.44%	3.69%	2.64%	1.86%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$2,799	$6,103	$4,949	$4,700	$8,005	$9,952
Portfolio turnover rate J	69 % H	57%	37% K	19%	57%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Global Credit Fund Class Z

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.95	$7.60	$7.37	$9.75	$10.04	$9.61
Income from Investment Operations
Net investment income (loss) A,B	.148	.277	.290	.228	.191	.244
Net realized and unrealized gain (loss)	.181	.371	.226	(2.129)	(.235)	.556
Total from investment operations	.329	.648	.516	(1.901)	(.044)	.800
Distributions from net investment income	(.099)	(.298)	(.273)	(.428)	(.156) C	(.278) C
Distributions from net realized gain	-	-	-	(.051)	(.090) C	(.092) C
Distributions from tax return of capital	-	-	(.013)	-	-	-
Total distributions	(.099)	(.298)	(.286)	(.479)	(.246)	(.370)
Net asset value, end of period	$8.18	$7.95	$7.60	$7.37	$9.75	$10.04
Total Return D,E	4.15%	8.61%	7.21%	(19.67)%	(.42)%	8.46%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.46%	.84%	.78%	.91%
Expenses net of fee waivers, if any	.41 % H	.42%	.41%	.61%	.64%	.66%
Expenses net of all reductions, if any	.41% H	.41%	.41%	.61%	.64%	.66%
Net investment income (loss)	3.69% H	3.53%	3.79%	2.73%	1.96%	2.48%
Supplemental Data
Net assets, end of period (000 omitted)	$7,491	$7,050	$7,939	$33,046	$48,742	$3,017
Portfolio turnover rate I	69 % H	57%	37% J	19%	57%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity Global Credit Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global Credit, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Effective after the close of business on August 25, 2025, new positions in the Fund may no longer be opened.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,636,447
Gross unrealized depreciation	(5,741,376)
Net unrealized appreciation (depreciation)	$(3,104,929)
Tax cost	$58,082,322

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(4,198,731)
Long-term	(11,265,571)
Total capital loss carryforward	$(15,464,302)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Global Credit Fund
Credit Risk
Swaps	(34,070)	126
Total Credit Risk	(34,070)	126
Foreign Exchange Risk
Forward Foreign Currency Contracts	(2,011,897)	(1,373,200)
Total Foreign Exchange Risk	(2,011,897)	(1,373,200)
Interest Rate Risk
Futures Contracts	(237,122)	379,984
Total Interest Rate Risk	(237,122)	379,984
Totals	(2,283,089)	(993,090)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Global Credit Fund	31,972,109

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Global Credit Fund	12,434,407

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Global Credit Fund	14,954,882	14,139,116
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .40% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, transfer agent fees, distribution and service plan fees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	4,390	705
Class M	- %	.25%	1,703	791
Class C	.75%	.25%	4,623	2,391
			10,716	3,887

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	115
Class M	15
Class C A	3
133

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Global Credit and Class Z. FIIOC receives an asset-based fee of Global Credit's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	4,329.25
Class M	1,701.25
Class C	1,162.25
Global Credit	17,534.10
Class I	4,244.15
Class Z	1,814.05
	30,784
A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Global Credit Fund	2	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.75%	2,577
Class M	.75%	1,022
Class C	1.50%	697
Global Credit	.50%	28
Class I	.50%	1,358
Class Z	.41%	1,457
		7,139

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $619.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
Fidelity Global Credit Fund
Distributions to shareholders
Class A	$39,412	$130,134
Class M	15,838	46,674
Class C	9,543	25,667
Global Credit	412,488	1,182,400
Class I	75,094	217,578
Class Z	87,983	280,087
Total	$640,358	$1,882,540
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
Fidelity Global Credit Fund
Class A
Shares sold	49,750	82,052	$397,425	$646,293
Reinvestment of distributions	4,843	16,358	38,889	128,109
Shares redeemed	(49,571)	(387,184)	(395,795)	(2,991,169)
Net increase (decrease)	5,022	(288,774)	$40,519	$(2,216,767)
Class M
Shares sold	3,105	4,978	$24,999	$38,312
Reinvestment of distributions	1,972	5,953	15,838	46,667
Shares redeemed	(7,691)	(16,173)	(61,399)	(125,663)
Net increase (decrease)	(2,614)	(5,242)	$(20,562)	$(40,684)
Class C
Shares sold	11,689	4,446	$93,878	$34,915
Reinvestment of distributions	1,187	3,212	9,543	25,202
Shares redeemed	(21,833)	(28,535)	(174,140)	(218,779)
Net increase (decrease)	(8,957)	(20,877)	$(70,719)	$(158,662)
Global Credit
Shares sold	1,347,230	901,090	$10,804,195	$7,189,734
Reinvestment of distributions	47,174	138,192	379,281	1,085,024
Shares redeemed	(623,279)	(1,219,367)	(4,990,750)	(9,531,084)
Net increase (decrease)	771,125	(180,085)	$6,192,726	$(1,256,326)
Class I
Shares sold	326,511	191,360	$2,656,923	$1,477,249
Reinvestment of distributions	9,248	27,445	74,357	215,154
Shares redeemed	(763,954)	(100,902)	(6,142,604)	(784,151)
Net increase (decrease)	(428,195)	117,903	$(3,411,324)	$908,252
Class Z
Shares sold	98,158	279,244	$788,242	$2,224,601
Reinvestment of distributions	5,653	18,979	45,679	149,610
Shares redeemed	(75,829)	(455,243)	(609,410)	(3,615,988)
Net increase (decrease)	27,982	(157,020)	$224,511	$(1,241,777)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In July 2025, the Board of Trustees approved a Plan of Liquidation and Dissolution. The Fund will distribute all of its net assets to its shareholders on or about September 8, 2025.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.939064.113
GLB-SANN-0825
Fidelity Advisor® Multi-Asset Income Fund

Semi-Annual Report
June 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Multi-Asset Income Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Alternative Funds - 1.7%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $51,700,731)	5,224,212	50,404,769

Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Brant Point CLO 2024-5 Ltd Series 2024-5A Class E, CME Term SOFR 3 month Index + 6.7%, 10.9695% 10/20/2037 (d)(e)(f)	250,000	252,600
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9695% 7/20/2037 (d)(e)(f)	747,000	750,420
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0318% 10/25/2037 (d)(e)(f)	399,000	402,928
OCP Aegis CLO Ltd Series 2024-39A Class D1, CME Term SOFR 3 month Index + 2.8%, 7.0605% 1/16/2037 (d)(e)(f)	395,000	395,289
TOTAL BAILIWICK OF JERSEY		1,801,237
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
720 East CLO IV Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.5%, 10.7561% 4/15/2037 (d)(e)(f)	258,000	261,316
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7695% 1/20/2035 (d)(e)(f)	412,000	406,889
Apidos Clo Liii Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.7585% 7/20/2038 (d)(e)(f)	402,000	408,437
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5224% 10/22/2037 (d)(e)(f)	238,000	238,004
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.2561% 3/30/2038 (d)(e)(f)	246,000	241,506
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.5061% 7/15/2039 (d)(e)(f)	500,000	506,102
Benefit Street Partners Clo Xxxix Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 7.9065% 4/15/2038 (d)(e)(f)	337,000	336,819
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 7.0928% 4/22/2038 (d)(e)(f)	360,000	360,179
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7561% 7/15/2037 (d)(e)(f)	305,000	305,946
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0195% 10/20/2037 (d)(e)(f)	190,000	191,042
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (d)(e)(f)	227,000	228,647
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.6195% 10/20/2037 (d)(e)(f)	323,000	326,382
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.579% 7/21/2038 (d)(e)(f)	493,000	502,164
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (d)(e)(f)	206,000	206,220
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.8061% 10/15/2036 (d)(e)(f)	1,072,000	1,079,677
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 8.3834% 4/15/2038 (d)(e)(f)	223,000	223,685
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (d)(e)(f)	342,000	345,525
Golub Capital Partners Clo 37b Ltd Series 2024-60A Class ER, CME Term SOFR 3 month Index + 6%, 10.2818% 10/25/2034 (d)(e)(f)	363,000	361,592
Madison Park Funding LXXII Ltd Series 2025-72A Class D2, 8.345% 7/23/2038 (f)(g)	1,000,000	1,001,379
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.2561% 7/15/2037 (d)(e)(f)	189,000	191,160
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5195% 10/20/2037 (d)(e)(f)	225,000	227,129
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8195% 7/20/2037 (d)(e)(f)	261,000	258,909
OHA Credit Partners Ltd Series 2024-18A Class D2, CME Term SOFR 3 month Index + 4.75%, 9.0195% 4/20/2037 (d)(e)(f)	341,000	342,280
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.822% 2/20/2038 (d)(e)(f)	1,000,000	1,003,879
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.8695% 10/20/2037 (d)(e)(f)	420,000	423,756
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.3961% 2/15/2038 (d)(e)(f)	154,000	154,399
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9695% 7/20/2037 (d)(e)(f)	1,000,000	1,008,790
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.9561% 1/15/2033 (d)(e)(f)	526,000	521,103
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 8.0695% 4/20/2038 (d)(e)(f)	138,000	137,430
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.2561% 10/15/2039 (d)(e)(f)	395,000	401,210
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		12,201,556
UNITED STATES - 0.0%
Diameter Capital Clo 1 Ltd Series 2024-1A Class DR, CME Term SOFR 3 month Index + 6.15%, 10.4061% 10/15/2037 (d)(e)(f)	250,000	253,211
Goldentree Loan Management US Clo 7 Ltd Series 2024-7A Class ERR, CME Term SOFR 3 month Index + 5.25%, 9.5195% 4/20/2034 (d)(e)(f)	250,000	247,290
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.1731% 1/20/2038 (d)(e)(f)	181,000	181,207
TOTAL UNITED STATES		681,708
TOTAL ASSET-BACKED SECURITIES (Cost $14,623,546)		14,684,501

Bank Loan Obligations - 8.6%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 8/1/2030 (d)(e)(h)	6,178,070	6,110,482
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/22/2030 (d)(e)(h)(i)	3,000,000	2,988,750
FRANCE - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Altice France SA Tranche B-12 1LN, term loan CME Term SOFR 6 month Index + 3.6875%, 10.1875% 1/31/2026 (d)(e)(h)	2,398,865	2,097,207
Altice France SA Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 4%, 10.5% 8/14/2026 (d)(e)(h)	6,179,196	5,422,245
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7561% 8/15/2028 (d)(e)(h)	2,393,893	2,163,146

TOTAL FRANCE		9,682,598
UNITED KINGDOM - 1.0%
Communication Services - 0.2%
Entertainment - 0.2%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5658% 12/2/2031 (d)(e)(h)	5,672,248	5,665,158
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0413% 7/21/2030 (d)(e)(h)	14,537,376	14,440,412
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5827% 2/7/2028 (d)(e)(h)	9,587,514	9,618,289
TOTAL UNITED KINGDOM		29,723,859
UNITED STATES - 7.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/15/2030 (d)(e)(h)	9,195,172	9,070,210
Consumer Discretionary - 2.6%
Broadline Retail - 1.9%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 1/23/2032 (d)(e)(h)	54,089,674	53,937,682
Diversified Consumer Services - 0.2%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (d)(e)(h)	6,867,070	6,008,687
Hotels, Restaurants & Leisure - 0.4%
CE Intermediate I LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.4503% 3/25/2032 (d)(e)(h)	1,492,500	1,490,634
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5572% 9/18/2026 (d)(e)(h)	2,296,066	2,294,918
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 1/27/2029 (d)(e)(h)	5,539,490	5,529,796
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5572% 6/1/2028 (d)(e)(h)	3,706,818	3,629,605
		12,944,953
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1618% 6/6/2031 (d)(e)(h)	495,000	460,969
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 2/8/2028 (d)(e)(h)	2,249,173	2,053,000
		2,513,969
TOTAL CONSUMER DISCRETIONARY		75,405,291

Health Care - 0.7%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 12/18/2030 (d)(e)(h)(i)	650,000	650,409
Pharmaceuticals - 0.7%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5613% 10/8/2030 (d)(e)(h)	18,790,000	18,082,369
TOTAL HEALTH CARE		18,732,778

Industrials - 0.1%
Air Freight & Logistics - 0.1%
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1768% 11/23/2028 (d)(e)(h)(j)	1,847,750	1,794,165
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.6768% 11/23/2029 (d)(e)(h)(j)	655,000	626,835
		2,421,000
Machinery - 0.0%
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4268% 1/2/2032 (d)(e)(h)	159,600	159,999
TOTAL INDUSTRIALS		2,580,999

Information Technology - 3.2%
IT Services - 2.6%
X Corp 1LN, term loan 9.5% 10/26/2029 (h)	46,140,000	44,832,854
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9268% 10/26/2029 (d)(e)(h)	29,403,497	28,696,049
		73,528,903
Software - 0.6%
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 10/16/2026 (d)(e)(h)	2,869,257	2,839,359
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 4/24/2028 (d)(e)(h)	209,475	209,475
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (h)	7,700,000	7,724,101
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 0% 6/28/2030 (d)(e)(h)(i)	6,200,000	5,902,896
		16,675,831
TOTAL INFORMATION TECHNOLOGY		90,204,734

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.8268% 3/29/2030 (d)(e)(h)	3,478,125	3,447,691
TOTAL UNITED STATES		199,441,703
TOTAL BANK LOAN OBLIGATIONS (Cost $249,414,318)		247,947,392

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
BANK Series 2020-BN30 Class MCDG, 3.0155% 12/15/2053 (d) (Cost $178,332)	200,000	96,239

Common Stocks - 45.4%
	Shares	Value ($)
CANADA - 8.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Quebecor Inc Class B	116,840	3,556,466
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.3%
Pizza Pizza Royalty Corp (k)	770,400	8,491,797
Restaurant Brands International Inc	1,054	69,915
		8,561,712
Specialty Retail - 0.5%
Aritzia Inc Subordinate Voting Shares (l)	114,300	5,921,693
Groupe Dynamite Inc Subordinate Voting Shares	442,600	8,531,852
		14,453,545
TOTAL CONSUMER DISCRETIONARY		23,015,257

Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.5%
Alimentation Couche-Tard Inc	930	46,229
Metro Inc/CN	603	47,368
North West Co Inc/The	375,830	13,322,059
		13,415,656
Food Products - 0.4%
Maple Leaf Foods Inc	548,800	11,433,417
TOTAL CONSUMER STAPLES		24,849,073

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Canadian Natural Resources Ltd	2,026	63,677
Canadian Natural Resources Ltd (United States)	208,100	6,534,341
Imperial Oil Ltd	969	76,979
South Bow Corp	165,000	4,283,275
		10,958,272
Financials - 1.0%
Banks - 0.8%
Toronto Dominion Bank	310,400	22,830,669
Capital Markets - 0.2%
TMX Group Ltd	169,200	7,171,819
TOTAL FINANCIALS		30,002,488

Industrials - 0.2%
Machinery - 0.1%
ATS Corp (l)	110,580	3,526,705
Professional Services - 0.1%
Thomson Reuters Corp	17,100	3,438,710
TOTAL INDUSTRIALS		6,965,415

Information Technology - 0.1%
Software - 0.1%
Lumine Group Inc Subordinate Voting Shares (l)(m)	81,100	2,848,550
Materials - 0.4%
Containers & Packaging - 0.2%
CCL Industries Inc Class B	86,736	5,057,981
Metals & Mining - 0.2%
Agnico Eagle Mines Ltd/CA (United States) (s)	44,400	5,280,492
TOTAL MATERIALS		10,338,473

Utilities - 4.4%
Gas Utilities - 0.3%
AltaGas Ltd (k)	248,300	7,207,857
Independent Power and Renewable Electricity Producers - 4.1%
Capital Power Corp (k)	1,481,400	59,614,995
TransAlta Corp (k)	5,186,200	55,946,597
		115,561,592
TOTAL UTILITIES		122,769,449

TOTAL CANADA		235,303,443
FRANCE - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
Vallourec SACA	728,966	13,477,069
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
adidas AG	158	36,841
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Siemens AG	185	47,519
TOTAL GERMANY		84,360
IRELAND - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Accenture PLC Class A	292	87,276
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (l)	250,000	4,190,000
ITALY - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Prysmian SpA	538	38,090
JAPAN - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Hitachi Ltd	2,024	58,826
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	1,888	83,436
MONACO - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Scorpio Tankers Inc (k)	762,376	29,831,773
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	481	105,094
NORWAY - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Frontline PLC (k)	1,473,986	24,188,110
TAIWAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	634	143,595
UNITED KINGDOM - 1.0%
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.9%
Genius Sports Ltd Class A (k)(l)	2,550,549	26,525,710
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Unilever PLC	761	46,441
Tobacco - 0.0%
Imperial Brands PLC	529	20,900
TOTAL CONSUMER STAPLES		67,341

Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca PLC	23,728	3,302,206
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC	6,106	80,921
TOTAL UNITED KINGDOM		29,976,178
UNITED STATES - 33.4%
Communication Services - 2.8%
Diversified Telecommunication Services - 0.0%
AT&T Inc	3,224	93,303
Verizon Communications Inc	2,029	87,794
		181,097
Entertainment - 0.0%
Walt Disney Co/The	1,182	146,580
Interactive Media & Services - 2.6%
Alphabet Inc Class A	162,120	28,570,408
Meta Platforms Inc Class A	62,873	46,405,933
		74,976,341
Media - 0.0%
Comcast Corp Class A	10,196	363,895
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	20,463	4,875,514
TOTAL COMMUNICATION SERVICES		80,543,427

Consumer Discretionary - 4.2%
Automobiles - 0.6%
Tesla Inc (l)	58,100	18,456,046
Broadline Retail - 2.4%
Amazon.com Inc (l)	301,944	66,243,495
Diversified Consumer Services - 0.0%
H&R Block Inc	779	42,759
Hotels, Restaurants & Leisure - 0.4%
Boyd Gaming Corp	44,800	3,504,704
Churchill Downs Inc	35,200	3,555,200
McDonald's Corp	440	128,555
Monarch Casino & Resort Inc	38,100	3,293,364
Starbucks Corp	536	49,113
		10,530,936
Household Durables - 0.5%
Whirlpool Corp (k)	154,500	15,669,390
Specialty Retail - 0.3%
Burlington Stores Inc (l)	226	52,576
Dick's Sporting Goods Inc	34,278	6,780,531
Lowe's Cos Inc	457	101,395
Sportsman's Warehouse Holdings Inc (l)	596,335	2,057,356
TJX Cos Inc/The	879	108,548
		9,100,406
Textiles, Apparel & Luxury Goods - 0.0%
Columbia Sportswear Co	72	4,398
Tapestry Inc	789	69,282
		73,680
TOTAL CONSUMER DISCRETIONARY		120,116,712

Consumer Staples - 0.4%
Beverages - 0.0%
Coca-Cola Co/The	1,829	129,402
Keurig Dr Pepper Inc	3,002	99,246
		228,648
Consumer Staples Distribution & Retail - 0.4%
Albertsons Cos Inc Class A	908	19,531
BJ's Wholesale Club Holdings Inc (l)	719	77,530
Costco Wholesale Corp	12	11,879
Dollar Tree Inc (l)	108,800	10,775,553
Target Corp	546	53,863
Walmart Inc	2,144	209,640
		11,147,996
Food Products - 0.0%
JM Smucker Co	279	27,398
Mondelez International Inc	751	50,647
		78,045
Household Products - 0.0%
Procter & Gamble Co/The	1,138	181,306
Personal Care Products - 0.0%
Kenvue Inc	1,867	39,076
TOTAL CONSUMER STAPLES		11,675,071

Energy - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Cheniere Energy Inc	30,100	7,329,952
DHT Holdings Inc	6,376,889	68,934,170
Energy Transfer LP	783,300	14,201,229
Enterprise Products Partners LP	1,731	53,678
Exxon Mobil Corp	2,770	298,606
Hess Corp	434	60,126
International Seaways Inc (k)	657,095	23,970,826
Phillips 66	232	27,678
Shell PLC	2,357	82,235
Shell PLC ADR	96,900	6,822,729
Valero Energy Corp	224	30,110
		121,811,339
Financials - 6.1%
Banks - 4.2%
Bank of America Corp	482,628	22,837,957
Huntington Bancshares Inc/OH	5,097	85,426
JPMorgan Chase & Co	94,746	27,467,814
M&T Bank Corp	572	110,962
PNC Financial Services Group Inc/The	120,480	22,459,882
Truist Financial Corp	526,600	22,638,534
US Bancorp	1,657	74,979
Wells Fargo & Co	329,536	26,402,424
		122,077,978
Capital Markets - 1.5%
Blackrock Inc	86	90,235
Charles Schwab Corp/The	251,686	22,963,831
Morgan Stanley	137,700	19,396,422
		42,450,488
Consumer Finance - 0.0%
Capital One Financial Corp	429	91,274
Financial Services - 0.4%
Affirm Holdings Inc Class A (l)	88,000	6,084,320
Apollo Global Management Inc	437	61,997
Rocket Cos Inc Class A (k)	306,243	4,342,526
Visa Inc Class A	166	58,938
		10,547,781
Insurance - 0.0%
American Financial Group Inc/OH	576	72,697
Chubb Ltd	607	175,860
Hartford Insurance Group Inc/The	942	119,512
Marsh & McLennan Cos Inc	470	102,761
The Travelers Companies, Inc.	454	121,463
		592,293
TOTAL FINANCIALS		175,759,814

Health Care - 1.4%
Biotechnology - 0.3%
AbbVie Inc	784	145,526
Gilead Sciences Inc	64,346	7,134,041
		7,279,567
Health Care Equipment & Supplies - 0.2%
Bausch + Lomb Corp (United States) (l)	188,750	2,455,638
Boston Scientific Corp (l)	32,600	3,501,566
		5,957,204
Health Care Providers & Services - 0.0%
Cigna Group/The	173	57,190
UnitedHealth Group Inc	419	130,716
		187,906
Life Sciences Tools & Services - 0.0%
Danaher Corp	504	99,559
Pharmaceuticals - 0.9%
Eli Lilly & Co	10,992	8,568,594
GSK PLC	3,021	57,600
Johnson & Johnson	994	151,834
Merck & Co Inc	60,962	4,825,752
Roche Holding AG	31	10,118
Royalty Pharma PLC Class A	332,391	11,976,048
		25,589,946
TOTAL HEALTH CARE		39,114,182

Industrials - 3.0%
Aerospace & Defense - 1.4%
BWX Technologies Inc	30,700	4,422,642
Byrna Technologies Inc (k)(l)	917,281	28,325,637
GE Aerospace	413	106,302
General Dynamics Corp	263	76,707
Huntington Ingalls Industries Inc	235	56,743
Northrop Grumman Corp	147	73,497
RTX Corp	36,300	5,300,526
		38,362,054
Building Products - 0.2%
Johnson Controls International plc	33,566	3,545,241
Trane Technologies PLC	7,800	3,411,798
		6,957,039
Commercial Services & Supplies - 0.1%
GFL Environmental Inc Subordinate Voting Shares	67,387	3,401,640
Veralto Corp	272	27,458
		3,429,098
Construction & Engineering - 0.1%
EMCOR Group Inc	7,200	3,851,208
Electrical Equipment - 0.8%
AMETEK Inc	374	67,679
Eaton Corp PLC	15,500	5,533,345
GE Vernova Inc	31,935	16,898,405
		22,499,429
Ground Transportation - 0.1%
Knight-Swift Transportation Holdings Inc	77,168	3,413,141
Norfolk Southern Corp	393	100,596
		3,513,737
Machinery - 0.0%
Crane Co	444	84,311
ITT Inc	936	146,793
		231,104
Passenger Airlines - 0.3%
Delta Air Lines Inc	175,800	8,645,844
Professional Services - 0.0%
KBR Inc	468	22,436
Trading Companies & Distributors - 0.0%
Watsco Inc	141	62,268
TOTAL INDUSTRIALS		87,574,217

Information Technology - 10.5%
Communications Equipment - 0.3%
Cisco Systems Inc	106,325	7,376,829
Electronic Equipment, Instruments & Components - 0.0%
Crane NXT Co	605	32,610
IT Services - 0.0%
Amdocs Ltd	742	67,700
GTT Communications Inc (j)(l)	1,508	61,391
		129,091
Semiconductors & Semiconductor Equipment - 4.1%
Analog Devices Inc	288	68,550
Broadcom Inc	26,834	7,396,792
NVIDIA Corp	637,300	100,687,027
ON Semiconductor Corp (l)	193,200	10,125,612
		118,277,981
Software - 5.5%
Gen Digital Inc	1,218	35,809
Microsoft Corp	186,873	92,952,499
MicroStrategy Inc Class A (l)	95,153	38,463,697
Riot Platforms Inc (k)(l)	1,352,000	15,277,600
Zoom Communications Inc Class A (l)	62,918	4,906,346
Zscaler Inc (l)	13,745	4,315,105
		155,951,056
Technology Hardware, Storage & Peripherals - 0.6%
Apple Inc	88,353	18,127,385
TOTAL INFORMATION TECHNOLOGY		299,894,952

Materials - 0.1%
Chemicals - 0.0%
Linde PLC	514	241,159
Containers & Packaging - 0.1%
AptarGroup Inc	21,400	3,347,602
Ball Corp	1,085	60,858
Crown Holdings Inc	540	55,609
		3,464,069
Metals & Mining - 0.0%
Freeport-McMoRan Inc	1,031	44,693
TOTAL MATERIALS		3,749,921

Real Estate - 0.0%
Specialized REITs - 0.0%
American Tower Corp	269	59,453
Lamar Advertising Co Class A	807	97,938
Public Storage Operating Co	318	93,308
		250,699
Utilities - 0.7%
Electric Utilities - 0.1%
Constellation Energy Corp	10,806	3,487,745
Exelon Corp	848	36,820
FirstEnergy Corp	699	28,142
NextEra Energy Inc	1,829	126,969
PG&E Corp	2,084	29,051
Southern Co/The	1,021	93,758
		3,802,485
Gas Utilities - 0.0%
Southwest Gas Holdings Inc	314	23,358
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp	76,673	14,859,994
Multi-Utilities - 0.0%
Ameren Corp	386	37,071
CenterPoint Energy Inc	1,061	38,981
WEC Energy Group Inc	391	40,743
		116,795
TOTAL UTILITIES		18,802,632

TOTAL UNITED STATES		959,292,966
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd (l)	518,937	9,218,348
TOTAL COMMON STOCKS (Cost $1,028,823,344)		1,306,078,564

Convertible Corporate Bonds - 4.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Centrus Energy Corp 2.25% 11/1/2030 (f)	2,095,000	4,337,698
Financials - 0.2%
Capital Markets - 0.2%
Galaxy Digital Holdings LP 2.5% 12/1/2029 (f)	4,250,000	5,206,260
Industrials - 0.5%
Aerospace & Defense - 0.5%
Axon Enterprise Inc 0.5% 12/15/2027	1,380,000	5,005,950
Rocket Lab USA Inc 4.25% 2/1/2029 (f)	1,294,000	9,087,924
		14,093,874
Information Technology - 3.4%
Software - 2.9%
Core Scientific Inc 3% 9/1/2029 (f)	8,720,000	14,985,320
MicroStrategy Inc 0.625% 3/15/2030	24,692,000	68,637,439
		83,622,759
Technology Hardware, Storage & Peripherals - 0.5%
Seagate HDD Cayman 3.5% 6/1/2028	3,790,000	6,816,315
Western Digital Corp 3% 11/15/2028	3,840,000	6,892,800
		13,709,115
TOTAL INFORMATION TECHNOLOGY		97,331,874

TOTAL UNITED STATES		120,969,706
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $87,574,193)		120,969,706

Convertible Preferred Stocks - 3.4%
	Shares	Value ($)
UNITED STATES - 3.4%
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (j)	103,820	2,544,628
Industrials - 1.3%
Aerospace & Defense - 1.3%
Boeing Co Series A, 6%	535,500	36,542,520
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 0.3%
Microchip Technology Inc 7.5%	132,400	8,823,136
Software - 1.8%
MicroStrategy Inc 8%	416,209	50,489,690
TOTAL INFORMATION TECHNOLOGY		59,312,826

TOTAL UNITED STATES		98,399,974
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $80,717,910)		98,399,974

Foreign Government and Government Agency Obligations - 2.5%
		Principal Amount (a)	Value ($)
BRAZIL - 2.0%
Brazilian Federative Republic 10% 1/1/2027	BRL	233,365,000	40,745,776
Brazilian Federative Republic 10% 1/1/2031	BRL	108,160,000	17,471,410
TOTAL BRAZIL			58,217,186
ISRAEL - 0.5%
Israel Government 5.625% 2/19/2035		13,520,000	13,735,873
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $68,912,478)			71,953,059

Non-Convertible Corporate Bonds - 8.9%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Mineral Resources Ltd 8% 11/1/2027 (f)		3,380,000	3,395,751
Mineral Resources Ltd 9.25% 10/1/2028 (f)		1,775,000	1,816,549

TOTAL AUSTRALIA			5,212,300
BRAZIL - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
ERO Copper Corp 6.5% 2/15/2030 (f)		13,750,000	13,681,250
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.75% 9/19/2029 (f)(m)		1,400,000	1,406,132
CANADA - 1.4%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (f)		5,705,000	5,723,986
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Enbridge Inc 8.5% 1/15/2084 (d)		4,345,000	4,837,584
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (d)(f)		4,185,000	4,317,861
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (d)(f)		3,250,000	3,374,010
			12,529,455
Financials - 0.5%
Banks - 0.5%
Royal Bank of Canada 6.35% 11/24/2084 (d)		13,350,000	12,548,882
Industrials - 0.1%
Machinery - 0.1%
ATS Corp 6.5% 8/21/2032	CAD	3,690,000	2,729,448
Utilities - 0.2%
Gas Utilities - 0.2%
AltaGas Ltd 7.2% 10/15/2054 (d)(f)		5,665,000	5,666,252
Independent Power and Renewable Electricity Producers - 0.0%
TransAlta Corp 7.75% 11/15/2029		1,360,000	1,428,756
TOTAL UTILITIES			7,095,008

TOTAL CANADA			40,626,779
FRANCE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 5.125% 7/15/2029 (f)		1,555,000	1,285,246
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA 7.5% 4/15/2032 (f)		3,240,000	3,396,055
TOTAL FRANCE			4,681,301
LUXEMBOURG - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Cruise Yacht Upper HoldCo Ltd 11.875% 7/5/2028		1,000,000	827,703
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc 7.5% 1/30/2030		1,500,000	1,501,917
UNITED STATES - 6.1%
Communication Services - 2.3%
Media - 2.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051		17,876,000	11,907,388
Charter Communications Operating LLC / Charter Communications Operating Capital 3.9% 6/1/2052		12,500,000	8,578,873
DISH Network Corp 11.75% 11/15/2027 (f)		22,140,000	22,822,488
EchoStar Corp 10.75% 11/30/2029		13,190,658	13,567,911
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)		5,423,150	4,949,331
Univision Communications Inc 4.5% 5/1/2029 (f)		2,635,000	2,395,747
Warnermedia Holdings Inc 5.141% 3/15/2052		496,000	306,280
			64,528,018
Consumer Discretionary - 0.8%
Automobiles - 0.0%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (f)		2,415,000	2,372,791
Broadline Retail - 0.2%
Wayfair LLC 7.25% 10/31/2029 (f)		4,390,000	4,391,967
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Inc 7% 2/15/2030 (f)		3,200,000	3,313,862
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (f)		6,595,000	6,085,877
			9,399,739
Specialty Retail - 0.1%
Carvana Co 11% 6/1/2030 pay-in-kind (d)(f)		2,500,000	2,628,371
Textiles, Apparel & Luxury Goods - 0.2%
Wolverine World Wide Inc 4% 8/15/2029 (f)		4,820,000	4,321,618
TOTAL CONSUMER DISCRETIONARY			23,114,486

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (f)		3,265,000	3,381,407
Food Products - 0.1%
Fiesta Purchaser Inc 9.625% 9/15/2032 (f)		3,210,000	3,387,089
TOTAL CONSUMER STAPLES			6,768,496

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Northern Oil & Gas Inc 8.75% 6/15/2031 (f)		5,085,000	5,240,067
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (f)		9,680,000	9,415,312
			14,655,379
Financials - 0.3%
Insurance - 0.3%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (f)		2,635,000	2,561,719
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (f)		1,395,000	1,414,771
Panther Escrow Issuer LLC 7.125% 6/1/2031 (f)		4,635,000	4,814,611
			8,791,101
Health Care - 0.3%
Health Care Providers & Services - 0.1%
US Acute Care Solutions LLC 9.75% 5/15/2029 (f)		2,800,000	2,888,026
Pharmaceuticals - 0.2%
1261229 BC Ltd 10% 4/15/2032 (f)		6,220,000	6,274,550
TOTAL HEALTH CARE			9,162,576

Industrials - 0.9%
Air Freight & Logistics - 0.3%
Rand Parent LLC 8.5% 2/15/2030 (f)		7,340,000	7,370,534
Commercial Services & Supplies - 0.5%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (f)		3,700,000	3,598,512
Brand Industrial Services Inc 10.375% 8/1/2030 (f)		3,800,000	3,506,018
GEO Group Inc/The 8.625% 4/15/2029		1,790,000	1,895,126
Neptune Bidco US Inc 9.29% 4/15/2029 (f)		4,350,000	4,208,625
OT Midco Inc 10% 2/15/2030 (f)		3,195,000	2,469,060
			15,677,341
Construction & Engineering - 0.1%
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (f)		1,615,000	1,651,338
TOTAL INDUSTRIALS			24,699,213

Information Technology - 0.1%
IT Services - 0.0%
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (f)		1,350,000	1,380,315
Semiconductors & Semiconductor Equipment - 0.1%
Wolfspeed Inc 7.9583% 6/23/2030 (f)(j)(n)		1,687,669	1,658,135
TOTAL INFORMATION TECHNOLOGY			3,038,450

Materials - 0.2%
Chemicals - 0.2%
Olympus Water US Holding Corp 7.125% 10/1/2027 (f)		2,800,000	2,851,171
WR Grace Holdings LLC 5.625% 8/15/2029 (f)		4,445,000	4,023,552
			6,874,723
Utilities - 0.5%
Electric Utilities - 0.5%
PacifiCorp 7.375% 9/15/2055 (d)		5,780,000	6,008,659
PG&E Corp 5.25% 7/1/2030		6,250,000	5,954,015
Vistra Operations Co LLC 7.75% 10/15/2031 (f)		2,110,000	2,242,600
			14,205,274
TOTAL UNITED STATES			175,837,716
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd 8% 3/1/2033 (f)		4,645,000	4,764,330
First Quantum Minerals Ltd 8.625% 6/1/2031 (f)		4,585,000	4,747,859
First Quantum Minerals Ltd 9.375% 3/1/2029 (f)		2,300,000	2,437,195

TOTAL ZAMBIA			11,949,384
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $250,245,185)			255,724,482

Non-Convertible Preferred Stocks - 2.1%
	Shares	Value ($)
UNITED STATES - 2.1%
Financials - 0.1%
Capital Markets - 0.1%
Morgan Stanley 5.85% (d)	81,677	1,912,875
Information Technology - 2.0%
Software - 2.0%
MicroStrategy Inc 10%	113,066	10,074,181
MicroStrategy Inc Series A, 10%	417,200	47,235,384
		57,309,565
TOTAL UNITED STATES		59,222,440
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $49,878,826)		59,222,440

Preferred Securities - 3.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.3%
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Energy Transfer LP 6.5% (d)(o)	4,950,000	5,013,219
Energy Transfer LP 6.625% (d)(o)	14,873,000	15,165,728
Energy Transfer LP Series G, 7.125% (d)(o)	10,125,000	10,406,131
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.6979% (d)(e)(o)	7,275,000	7,372,991
		37,958,069
Financials - 1.3%
Banks - 0.4%
Citigroup Inc 6.95% (d)(o)	3,500,000	3,605,684
JPMorgan Chase & Co 6.875% (d)(o)	4,175,000	4,430,125
PNC Financial Services Group Inc/The 3.4% (d)(o)	5,000,000	4,835,653
		12,871,462
Capital Markets - 0.3%
Goldman Sachs Group Inc/The 6.125% (d)(o)	1,935,000	1,954,292
Goldman Sachs Group Inc/The 6.85% (d)(o)	1,900,000	2,017,322
State Street Corp 6.7% (d)(o)	3,400,000	3,560,551
		7,532,165
Consumer Finance - 0.5%
Capital One Financial Corp 3.95% (d)(o)	7,800,000	7,634,714
Capital One Financial Corp 5.5% (d)(o)	7,055,000	7,030,066
		14,664,780
Insurance - 0.1%
Alliant Holdings LP 10.5% (d)(j)(o)	1,493,079	1,532,408
TOTAL FINANCIALS		36,600,815

Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Aircastle Ltd 5.25% (d)(f)(o)	2,745,000	2,758,410
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp 7% (d)(f)(o)	10,415,000	10,570,200
Vistra Corp 8% (d)(f)(o)	6,195,000	6,449,482
		17,019,682
TOTAL UNITED STATES		94,336,976
TOTAL PREFERRED SECURITIES (Cost $89,677,108)		94,336,976

U.S. Treasury Obligations - 17.6%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.25% 5/15/2050	4.42 to 5.16	540,381,000	259,551,749
US Treasury Bonds 1.375% 8/15/2050	4.61 to 5.27	54,153,000	26,699,967
US Treasury Bonds 1.625% 11/15/2050	4.58 to 5.10	51,300,000	27,026,684
US Treasury Bonds 1.875% 11/15/2051	4.57 to 5.08	48,225,000	26,828,924
US Treasury Bonds 1.875% 2/15/2051	4.53 to 5.20	294,560,000	165,459,875
TOTAL U.S. TREASURY OBLIGATIONS (Cost $507,533,258)			505,567,199

Money Market Funds - 6.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q)	4.32	22,444,989	22,449,477
Fidelity Securities Lending Cash Central Fund (q)(r)	4.32	164,282,972	164,299,400
TOTAL MONEY MARKET FUNDS (Cost $186,748,877)			186,748,877

TOTAL INVESTMENT IN SECURITIES - 104.6% (Cost $2,666,028,106)	3,012,134,178
NET OTHER ASSETS (LIABILITIES) - (4.6)%	(133,430,405)
NET ASSETS - 100.0%	2,878,703,773

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Agnico Eagle Mines Ltd/CA	Chicago Board Options Exchange	400	4,757,200	135.00	08/15/25	(56,000)

						(56,000)
TOTAL WRITTEN OPTIONS						(56,000)

Currency Abbreviations
BRL	-	Brazilian Real
CAD	-	Canadian Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $50,404,769 or 1.8% of net assets.

(c)	Affiliated Fund
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $246,762,404 or 8.6% of net assets.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Level 3 security
(k)	Security or a portion of the security is on loan at period end.
(l)	Non-income producing
(m)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,254,682 or 0.1% of net assets.

(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Security is perpetual in nature with no stated maturity date.
(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Investment made with cash collateral received from securities on loan.
(s)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $4,757,200.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	4/28/22 - 6/09/25	51,700,731

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	31,101,300	486,342,679	494,994,502	656,261	-	-	22,449,477	22,444,989	0.0%
Fidelity Securities Lending Cash Central Fund	92,603,154	664,448,560	592,752,314	390,768	-	-	164,299,400	164,282,972	0.5%
Total	123,704,454	1,150,791,239	1,087,746,816	1,047,029	-	-	186,748,877

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	37,599,850	13,035,727	-	2,495,727	-	(230,808)	50,404,769	5,224,212
	37,599,850	13,035,727	-	2,495,727	-	(230,808)	50,404,769

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	50,404,769	-	50,404,769	-

Asset-Backed Securities	14,684,501	-	14,684,501	-

Bank Loan Obligations
Communication Services	24,417,966	-	24,417,966	-
Consumer Discretionary	95,956,185	-	95,956,185	-
Energy	9,618,289	-	9,618,289	-
Health Care	18,732,778	-	18,732,778	-
Industrials	2,580,999	-	159,999	2,421,000
Information Technology	90,204,734	-	90,204,734	-
Materials	2,988,750	-	2,988,750	-
Utilities	3,447,691	-	3,447,691	-

Commercial Mortgage Securities	96,239	-	96,239	-

Common Stocks
Communication Services	84,099,893	84,099,893	-	-
Consumer Discretionary	169,694,520	169,694,520	-	-
Consumer Staples	36,591,485	36,524,144	67,341	-
Energy	200,266,563	200,184,328	82,235	-
Financials	205,762,302	205,762,302	-	-
Health Care	46,606,388	43,236,464	3,369,924	-
Industrials	94,764,988	94,539,632	225,356	-
Information Technology	303,162,903	303,101,512	-	61,391
Materials	23,306,742	23,306,742	-	-
Real Estate	250,699	250,699	-	-
Utilities	141,572,081	141,572,081	-	-

Convertible Corporate Bonds
Energy	4,337,698	-	4,337,698	-
Financials	5,206,260	-	5,206,260	-
Industrials	14,093,874	-	14,093,874	-
Information Technology	97,331,874	-	97,331,874	-

Convertible Preferred Stocks
Financials	2,544,628	-	-	2,544,628
Industrials	36,542,520	-	36,542,520	-
Information Technology	59,312,826	-	59,312,826	-

Foreign Government and Government Agency Obligations	71,953,059	-	71,953,059	-

Non-Convertible Corporate Bonds
Communication Services	65,813,264	-	65,813,264	-
Consumer Discretionary	28,838,472	-	28,838,472	-
Consumer Staples	6,768,496	-	6,768,496	-
Energy	33,488,938	-	33,488,938	-
Financials	22,167,686	-	22,167,686	-
Health Care	9,162,576	-	9,162,576	-
Industrials	27,428,661	-	27,428,661	-
Information Technology	3,038,450	-	1,380,315	1,658,135
Materials	37,717,657	-	37,717,657	-
Utilities	21,300,282	-	21,300,282	-

Non-Convertible Preferred Stocks
Financials	1,912,875	1,912,875	-	-
Information Technology	57,309,565	57,309,565	-	-

Preferred Securities
Energy	37,958,069	-	37,958,069	-
Financials	36,600,815	-	35,068,407	1,532,408
Industrials	2,758,410	-	2,758,410	-
Utilities	17,019,682	-	17,019,682	-

U.S. Treasury Obligations	505,567,199	-	505,567,199	-

Money Market Funds	186,748,877	186,748,877	-	-
Total Investments in Securities:	3,012,134,178	1,548,243,634	1,455,672,982	8,217,562
Derivative Instruments:

Liabilities
Written Options	(56,000)	(56,000)	-	-
Total Liabilities	(56,000)	(56,000)	-	-
Total Derivative Instruments:	(56,000)	(56,000)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(56,000)
Total Equity Risk	0	(56,000)
Total Value of Derivatives	0	(56,000)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $157,108,951) - See accompanying schedule:
Unaffiliated issuers (cost $2,427,578,498)	$2,774,980,532
Fidelity Central Funds (cost $186,748,877)	186,748,877
Other affiliated issuers (cost $51,700,731)	50,404,769

Total Investment in Securities (cost $2,666,028,106)		$3,012,134,178
Cash		2,581,850
Foreign currency held at value (cost $89,746)		89,747
Receivable for investments sold		70,370,686
Receivable for premium on written options		73,175
Receivable for fund shares sold		2,125,509
Dividends receivable		2,206,249
Interest receivable		15,770,215
Distributions receivable from Fidelity Central Funds		126,500
Other receivables		47,861
Total assets		3,105,525,970
Liabilities
Payable for investments purchased
Regular delivery	$53,700,467
Delayed delivery	1,000,000
Payable for fund shares redeemed	5,017,774
Distributions payable	965,537
Accrued management fee	1,535,069
Distribution and service plan fees payable	164,441
Written options, at value (premium received $73,175)	56,000
Other payables and accrued expenses	83,665
Collateral on securities loaned	164,299,244
Total liabilities		226,822,197
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$2,878,703,773
Net Assets consist of:
Paid in capital		$2,710,526,545
Total accumulated earnings (loss)		168,177,228
Net Assets		$2,878,703,773

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($288,393,511 ÷ 19,666,726 shares)(a)		$14.66
Maximum offering price per share (100/96.00 of $14.66)		$15.27
Class M :
Net Asset Value and redemption price per share ($34,068,284 ÷ 2,320,727 shares)(a)		$14.68
Maximum offering price per share (100/96.00 of $14.68)		$15.29
Class C :
Net Asset Value and offering price per share ($121,102,886 ÷ 8,273,632 shares)(a)		$14.64
Fidelity Multi-Asset Income Fund :
Net Asset Value, offering price and redemption price per share ($1,150,068,242 ÷ 78,392,638 shares)		$14.67
Class I :
Net Asset Value, offering price and redemption price per share ($811,591,041 ÷ 55,335,621 shares)		$14.67
Class Z :
Net Asset Value, offering price and redemption price per share ($473,479,809 ÷ 32,275,742 shares)		$14.67
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$22,276,218
Affiliated issuers		2,495,727
Interest		41,911,489
Income from Fidelity Central Funds (including $390,768 from security lending)		1,047,029
Total income		67,730,463
Expenses
Management fee	$9,481,507
Distribution and service plan fees	968,582
Custodian fees and expenses	51,947
Independent trustees' fees and expenses	3,682
Registration fees	130,247
Audit fees	46,681
Legal	2,067
Interest	4,351
Miscellaneous	6,093
Total expenses before reductions	10,695,157
Expense reductions	(181,796)
Total expenses after reductions		10,513,361
Net Investment income (loss)		57,217,102
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(26,469,060)
Foreign currency transactions	(301,761)
Written options	213,826
Total net realized gain (loss)		(26,556,995)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	127,294,928
Affiliated issuers	(230,808)
Assets and liabilities in foreign currencies	132,969
Written options	24,537
Total change in net unrealized appreciation (depreciation)		127,221,626
Net gain (loss)		100,664,631
Net increase (decrease) in net assets resulting from operations		$157,881,733
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,217,102	$96,821,167
Net realized gain (loss)	(26,556,995)	70,345,882
Change in net unrealized appreciation (depreciation)	127,221,626	71,786,217
Net increase (decrease) in net assets resulting from operations	157,881,733	238,953,266
Distributions to shareholders	(57,250,854)	(100,697,690)

Share transactions - net increase (decrease)	(105,607,186)	402,105,953
Total increase (decrease) in net assets	(4,976,307)	540,361,529

Net Assets
Beginning of period	2,883,680,080	2,343,318,551
End of period	$2,878,703,773	$2,883,680,080

Financial Highlights
Fidelity Advisor® Multi-Asset Income Fund Class A

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.12	$13.35	$12.48	$14.97	$13.15	$11.72
Income from Investment Operations
Net investment income (loss) A,B	.267	.484	.527	.440	.339	.384
Net realized and unrealized gain (loss)	.541	.790	.874	(2.378)	1.923	1.464
Total from investment operations	.808	1.274	1.401	(1.938)	2.262	1.848
Distributions from net investment income	(.268)	(.504)	(.531)	(.448)	(.407)	(.401)
Distributions from net realized gain	-	-	-	(.104)	(.035)	(.017)
Total distributions	(.268)	(.504)	(.531)	(.552)	(.442)	(.418)
Net asset value, end of period	$14.66	$14.12	$13.35	$12.48	$14.97	$13.15
Total Return C,D,E	5.81%	9.65%	11.43%	(13.08)%	17.40%	16.26%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.98% H	.98%	1.00%	1.00%	1.01%	1.13%
Expenses net of fee waivers, if any	.96 % H	.97%	.99%	1.00%	1.01%	1.10%
Expenses net of all reductions, if any	.96% H	.96%	.99%	1.00%	1.01%	1.08%
Net investment income (loss)	3.84% H	3.47%	4.09%	3.34%	2.35%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$288,394	$269,987	$217,454	$151,549	$132,537	$30,583
Portfolio turnover rate I	216 % H	230%	175%	256%	150%	308%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Multi-Asset Income Fund Class M

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.13	$13.37	$12.50	$14.99	$13.15	$11.72
Income from Investment Operations
Net investment income (loss) A,B	.268	.486	.531	.444	.342	.383
Net realized and unrealized gain (loss)	.551	.780	.873	(2.379)	1.943	1.463
Total from investment operations	.819	1.266	1.404	(1.935)	2.285	1.846
Distributions from net investment income	(.269)	(.506)	(.534)	(.451)	(.410)	(.399)
Distributions from net realized gain	-	-	-	(.104)	(.035)	(.017)
Total distributions	(.269)	(.506)	(.534)	(.555)	(.445)	(.416)
Net asset value, end of period	$14.68	$14.13	$13.37	$12.50	$14.99	$13.15
Total Return C,D,E	5.89%	9.58%	11.44%	(13.05)%	17.58%	16.24%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.97% H	.96%	.98%	.99%	.99%	1.13%
Expenses net of fee waivers, if any	.95 % H	.95%	.97%	.99%	.99%	1.10%
Expenses net of all reductions, if any	.95% H	.95%	.97%	.99%	.99%	1.08%
Net investment income (loss)	3.85% H	3.49%	4.11%	3.36%	2.37%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$34,068	$31,131	$24,031	$18,176	$18,698	$11,048
Portfolio turnover rate I	216 % H	230%	175%	256%	150%	308%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Multi-Asset Income Fund Class C

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.09	$13.33	$12.46	$14.94	$13.13	$11.70
Income from Investment Operations
Net investment income (loss) A,B	.214	.379	.430	.341	.231	.298
Net realized and unrealized gain (loss)	.551	.779	.873	(2.368)	1.917	1.463
Total from investment operations	.765	1.158	1.303	(2.027)	2.148	1.761
Distributions from net investment income	(.215)	(.398)	(.433)	(.349)	(.303)	(.314)
Distributions from net realized gain	-	-	-	(.104)	(.035)	(.017)
Total distributions	(.215)	(.398)	(.433)	(.453)	(.338)	(.331)
Net asset value, end of period	$14.64	$14.09	$13.33	$12.46	$14.94	$13.13
Total Return C,D,E	5.50%	8.76%	10.61%	(13.69)%	16.50%	15.44%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.73% H	1.72%	1.75%	1.76%	1.76%	1.84%
Expenses net of fee waivers, if any	1.72 % H	1.72%	1.74%	1.76%	1.76%	1.84%
Expenses net of all reductions, if any	1.72% H	1.71%	1.74%	1.75%	1.76%	1.82%
Net investment income (loss)	3.08% H	2.72%	3.34%	2.59%	1.60%	2.53%
Supplemental Data
Net assets, end of period (000 omitted)	$121,103	$116,372	$97,311	$66,028	$61,356	$13,015
Portfolio turnover rate I	216 % H	230%	175%	256%	150%	308%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Multi-Asset Income Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.13	$13.36	$12.49	$14.98	$13.15	$11.72
Income from Investment Operations
Net investment income (loss) A,B	.289	.524	.563	.480	.378	.417
Net realized and unrealized gain (loss)	.540	.790	.873	(2.381)	1.934	1.460
Total from investment operations	.829	1.314	1.436	(1.901)	2.312	1.877
Distributions from net investment income	(.289)	(.544)	(.566)	(.485)	(.447)	(.430)
Distributions from net realized gain	-	-	-	(.104)	(.035)	(.017)
Total distributions	(.289)	(.544)	(.566)	(.589)	(.482)	(.447)
Net asset value, end of period	$14.67	$14.13	$13.36	$12.49	$14.98	$13.15
Total Return C,D	5.96%	9.96%	11.72%	(12.83)%	17.80%	16.55%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.68% G	.69%	.73%	.73%	.74%	.85%
Expenses net of fee waivers, if any	.67 % G	.68%	.72%	.73%	.74%	.85%
Expenses net of all reductions, if any	.67% G	.68%	.72%	.73%	.74%	.83%
Net investment income (loss)	4.13% G	3.76%	4.36%	3.62%	2.63%	3.53%
Supplemental Data
Net assets, end of period (000 omitted)	$1,150,068	$1,208,234	$1,050,521	$912,819	$1,125,873	$211,236
Portfolio turnover rate H	216 % G	230%	175%	256%	150%	308%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Multi-Asset Income Fund Class I

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.12	$13.35	$12.48	$14.97	$13.15	$11.72
Income from Investment Operations
Net investment income (loss) A,B	.285	.519	.559	.474	.375	.417
Net realized and unrealized gain (loss)	.551	.789	.874	(2.379)	1.924	1.461
Total from investment operations	.836	1.308	1.433	(1.905)	2.299	1.878
Distributions from net investment income	(.286)	(.538)	(.563)	(.481)	(.444)	(.431)
Distributions from net realized gain	-	-	-	(.104)	(.035)	(.017)
Total distributions	(.286)	(.538)	(.563)	(.585)	(.479)	(.448)
Net asset value, end of period	$14.67	$14.12	$13.35	$12.48	$14.97	$13.15
Total Return C,D	6.02%	9.92%	11.70%	(12.87)%	17.70%	16.56%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.72% G	.72%	.75%	.76%	.76%	.83%
Expenses net of fee waivers, if any	.71 % G	.72%	.75%	.76%	.76%	.83%
Expenses net of all reductions, if any	.71% G	.71%	.75%	.76%	.76%	.81%
Net investment income (loss)	4.09% G	3.72%	4.33%	3.59%	2.60%	3.54%
Supplemental Data
Net assets, end of period (000 omitted)	$811,591	$831,384	$695,649	$429,436	$461,353	$55,206
Portfolio turnover rate H	216 % G	230%	175%	256%	150%	308%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Multi-Asset Income Fund Class Z

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.12	$13.36	$12.49	$14.98	$13.15	$11.72
Income from Investment Operations
Net investment income (loss) A,B	.292	.532	.572	.480	.388	.431
Net realized and unrealized gain (loss)	.551	.781	.874	(2.372)	1.933	1.457
Total from investment operations	.843	1.313	1.446	(1.892)	2.321	1.888
Distributions from net investment income	(.293)	(.553)	(.576)	(.494)	(.456)	(.441)
Distributions from net realized gain	-	-	-	(.104)	(.035)	(.017)
Total distributions	(.293)	(.553)	(.576)	(.598)	(.491)	(.458)
Net asset value, end of period	$14.67	$14.12	$13.36	$12.49	$14.98	$13.15
Total Return C,D	6.07%	9.95%	11.81%	(12.77)%	17.87%	16.65%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.62% G	.63%	.65%	.66%	.67%	.77%
Expenses net of fee waivers, if any	.61 % G	.62%	.65%	.66%	.67%	.76%
Expenses net of all reductions, if any	.61% G	.62%	.65%	.66%	.67%	.74%
Net investment income (loss)	4.19% G	3.81%	4.43%	3.69%	2.69%	3.61%
Supplemental Data
Net assets, end of period (000 omitted)	$473,480	$426,573	$258,352	$159,796	$93,316	$20,701
Portfolio turnover rate H	216 % G	230%	175%	256%	150%	308%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity Advisor Multi-Asset Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Advisor Multi-Asset Income ,Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is an affiliated limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the six month period ended June 30, 2025 was 9.80%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships, capital loss carryforwards and losses deferred due to wash sales and options.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$366,758,779
Gross unrealized depreciation	(36,943,305)
Net unrealized appreciation (depreciation)	$329,815,474
Tax cost	$2,682,335,879

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(132,511,381)
Long-term	-
Total capital loss carryforward	$(132,511,381)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)
Fidelity Advisor Multi-Asset Income Fund	Fidelity Private Credit Company LLC	4,549,982

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Multi-Asset Income Fund	2,678,694,033	2,795,500,995
7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.69
Class C	.71
Fidelity Multi-Asset Income Fund	.69
Class I	.71
Class Z	.61

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.71
Class M	.69
Class C	.71
Fidelity Multi-Asset Income Fund	.66
Class I	.71
Class Z	.60

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	344,983	38,819
Class M	- %	.25%	39,852	-
Class C	.75%	.25%	583,747	122,755
			968,582	161,574

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	25,919
Class M	3,981
Class C A	171
30,071

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Multi-Asset Income Fund	40,415

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Multi-Asset Income Fund	Borrower	5,737,500	4.55%	4,351

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Multi-Asset Income Fund	98,350,844	163,193,195	(2,090,107)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Advisor Multi-Asset Income Fund	2,221
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Multi-Asset Income Fund	2,289
9. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Multi-Asset Income Fund	43,603	19	-
10. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until April 30, 2026. During the period, this waiver reduced the Fund's management fee by $166,291.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $15,505.
11. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
Fidelity Advisor Multi-Asset Income Fund
Distributions to shareholders
Class A	$5,275,088	$8,837,227
Class M	612,109	992,558
Class C	1,793,720	3,117,778
Fidelity Multi-Asset Income Fund	23,660,310	44,870,989
Class I	16,526,690	29,620,822
Class Z	9,382,937	13,258,316
Total	$57,250,854	$100,697,690
12. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
Fidelity Advisor Multi-Asset Income Fund
Class A
Shares sold	2,062,061	6,157,962	$29,206,422	$85,865,888
Reinvestment of distributions	370,334	627,490	5,229,369	8,768,666
Shares redeemed	(1,887,903)	(3,949,475)	(26,334,694)	(54,858,340)
Net increase (decrease)	544,492	2,835,977	$8,101,097	$39,776,214
Class M
Shares sold	329,917	693,522	$4,613,628	$9,734,408
Reinvestment of distributions	41,121	68,120	581,262	953,033
Shares redeemed	(252,822)	(356,970)	(3,520,076)	(4,989,155)
Net increase (decrease)	118,216	404,672	$1,674,814	$5,698,286
Class C
Shares sold	713,330	2,216,487	$10,069,373	$30,790,724
Reinvestment of distributions	126,869	222,711	1,787,301	3,106,997
Shares redeemed	(823,891)	(1,483,360)	(11,501,374)	(20,650,017)
Net increase (decrease)	16,308	955,838	$355,300	$13,247,704
Fidelity Multi-Asset Income Fund
Shares sold	7,518,934	27,182,337	$106,742,829	$377,713,393
Reinvestment of distributions	1,422,457	2,725,929	20,089,556	38,094,104
Shares redeemed	(16,085,173)	(23,015,847)	(224,522,818)	(319,886,783)
Net increase (decrease)	(7,143,782)	6,892,419	$(97,690,433)	$95,920,714
Class I
Shares sold	8,480,692	23,015,968	$119,870,298	$319,659,694
Reinvestment of distributions	1,149,947	2,078,921	16,237,591	29,050,042
Shares redeemed	(13,168,364)	(18,312,883)	(183,579,050)	(254,160,957)
Net increase (decrease)	(3,537,725)	6,782,006	$(47,471,161)	$94,548,779
Class Z
Shares sold	6,828,566	18,235,602	$95,889,366	$255,816,702
Reinvestment of distributions	546,121	789,543	7,715,773	11,067,691
Shares redeemed	(5,299,707)	(8,165,855)	(74,181,942)	(113,970,137)
Net increase (decrease)	2,074,980	10,859,290	$29,423,197	$152,914,256
13. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9865889.109
AMAI-SANN-0825
Fidelity® Series International Developed Markets Bond Index Fund

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series International Developed Markets Bond Index Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 99.6%
		Principal Amount (a)	Value ($)
AUSTRALIA - 4.8%
Australian Commonwealth 0.5% 9/21/2026 (b)	AUD	64,476,000	41,039,621
Australian Commonwealth 1% 11/21/2031 (b)	AUD	108,757,000	60,569,659
Australian Commonwealth 1% 12/21/2030 (b)	AUD	32,812,000	18,865,582
Australian Commonwealth 1.25% 5/21/2032	AUD	36,100,000	20,101,246
Australian Commonwealth 1.5% 6/21/2031	AUD	18,500,000	10,783,232
Australian Commonwealth 1.75% 11/21/2032 (b)	AUD	13,400,000	7,613,359
Australian Commonwealth 1.75% 6/21/2051 (b)	AUD	28,212,000	10,078,563
Australian Commonwealth 2.5% 5/21/2030	AUD	64,800,000	40,807,427
Australian Commonwealth 2.75% 11/21/2027 (b)	AUD	131,951,000	85,874,377
Australian Commonwealth 2.75% 11/21/2028 (b)	AUD	7,267,000	4,699,220
Australian Commonwealth 2.75% 11/21/2029 (b)	AUD	137,813,000	88,286,242
Australian Commonwealth 2.75% 5/21/2041 (b)	AUD	35,678,000	18,783,302
Australian Commonwealth 2.75% 6/21/2035 (b)	AUD	52,500,000	30,596,225
Australian Commonwealth 3% 11/21/2033 (b)	AUD	34,500,000	21,075,645
Australian Commonwealth 3% 3/21/2047 (b)	AUD	24,400,000	12,274,108
Australian Commonwealth 3.25% 4/21/2029 (b)	AUD	64,300,000	42,183,201
Australian Commonwealth 3.5% 12/21/2034 (b)	AUD	88,000,000	55,136,016
Australian Commonwealth 3.75% 4/21/2037 (b)	AUD	29,572,000	18,519,060
Australian Commonwealth 3.75% 5/21/2034 (b)	AUD	39,600,000	25,460,430
Australian Commonwealth 4.25% 6/21/2034 (b)	AUD	5,800,000	3,883,319
Australian Commonwealth 4.5% 4/21/2033 (b)	AUD	72,521,000	49,563,471
Australian Commonwealth 4.75% 4/21/2027 (b)	AUD	31,200,000	21,081,724
Australian Commonwealth 4.75% 6/21/2054 (b)	AUD	12,500,000	8,100,922
TOTAL AUSTRALIA			695,375,951
AUSTRIA - 4.8%
Austrian Republic 0% 10/20/2028 (b)(c)	EUR	8,400,000	9,221,044
Austrian Republic 0% 10/20/2040 (b)(c)	EUR	46,009,000	32,613,274
Austrian Republic 0% 2/20/2030 (b)(c)	EUR	86,862,000	91,907,115
Austrian Republic 0% 2/20/2031 (b)(c)	EUR	18,603,000	19,061,155
Austrian Republic 0.25% 10/20/2036 (b)(c)	EUR	24,709,000	21,175,056
Austrian Republic 0.5% 2/20/2029 (b)(c)	EUR	63,200,000	70,034,072
Austrian Republic 0.5% 4/20/2027 (b)(c)	EUR	58,716,000	67,433,391
Austrian Republic 0.7% 4/20/2071 (b)(c)	EUR	2,400,000	1,025,449
Austrian Republic 0.75% 10/20/2026 (b)(c)	EUR	41,310,000	47,958,545
Austrian Republic 0.75% 2/20/2028 (b)(c)	EUR	19,197,000	21,863,934
Austrian Republic 0.75% 3/20/2051 (b)(c)	EUR	36,477,000	23,248,525
Austrian Republic 0.85% 6/30/2120 (b)(c)	EUR	25,016,000	9,576,969
Austrian Republic 0.9% 2/20/2032 (b)(c)	EUR	12,330,000	12,997,522
Austrian Republic 1.5% 11/2/2086 (b)(c)	EUR	16,500,000	9,514,688
Austrian Republic 2.1% 9/20/2117 (b)(c)	EUR	6,220,000	4,486,230
Austrian Republic 2.9% 2/20/2033 (b)(c)	EUR	32,600,000	38,772,317
Austrian Republic 2.9% 2/20/2034 (b)(c)	EUR	77,000,000	90,922,284
Austrian Republic 2.9% 5/23/2029 (b)(c)	EUR	9,400,000	11,343,817
Austrian Republic 2.95% 2/20/2035 (b)(c)	EUR	3,000,000	3,526,259
Austrian Republic 3.15% 10/20/2053 (b)(c)	EUR	5,500,000	5,980,823
Austrian Republic 3.15% 6/20/2044 (b)(c)	EUR	44,680,000	50,666,826
Austrian Republic 3.8% 1/26/2062 (b)(c)	EUR	12,165,000	14,852,467
Austrian Republic 4.15% 3/15/2037 (b)(c)	EUR	16,199,000	20,946,085
Austrian Republic 4.85% 3/15/2026 (b)(c)	EUR	17,828,000	21,431,633
TOTAL AUSTRIA			700,559,480
BELGIUM - 4.7%
Kingdom of Belgium 0% 10/22/2027 (b)(c)	EUR	44,928,000	50,548,285
Kingdom of Belgium 0% 10/22/2031 (b)(c)	EUR	54,206,000	54,123,601
Kingdom of Belgium 0.1% 6/22/2030 (b)(c)	EUR	21,700,000	22,772,498
Kingdom of Belgium 0.35% 6/22/2032 (b)(c)	EUR	28,490,000	28,470,016
Kingdom of Belgium 0.4% 6/22/2040 (b)(c)	EUR	18,700,000	14,026,894
Kingdom of Belgium 0.65% 6/22/2071 (b)(c)	EUR	47,603,000	17,735,070
Kingdom of Belgium 0.8% 6/22/2027 (b)(c)	EUR	6,886,000	7,929,410
Kingdom of Belgium 0.8% 6/22/2028 (b)(c)	EUR	29,386,000	33,305,052
Kingdom of Belgium 0.9% 6/22/2029 (b)(c)	EUR	33,476,000	37,372,559
Kingdom of Belgium 1% 6/22/2026 (b)(c)	EUR	10,527,000	12,288,677
Kingdom of Belgium 1% 6/22/2031 (b)(c)	EUR	19,681,000	21,144,871
Kingdom of Belgium 1.4% 6/22/2053 (b)(c)	EUR	31,810,000	21,605,504
Kingdom of Belgium 1.6% 6/22/2047 (b)(c)	EUR	9,816,000	7,807,405
Kingdom of Belgium 1.7% 6/22/2050 (b)(c)	EUR	16,649,000	12,828,163
Kingdom of Belgium 1.9% 6/22/2038 (b)(c)	EUR	7,550,000	7,499,077
Kingdom of Belgium 2.15% 6/22/2066 (b)(c)	EUR	9,430,000	6,981,865
Kingdom of Belgium 2.7% 10/22/2029 (b)(c)	EUR	34,700,000	41,445,723
Kingdom of Belgium 2.85% 10/22/2034 (b)(c)	EUR	63,200,000	73,164,174
Kingdom of Belgium 3% 6/22/2033 (b)(c)	EUR	19,500,000	23,149,696
Kingdom of Belgium 3.1% 6/22/2035 (b)(c)	EUR	18,700,000	21,944,863
Kingdom of Belgium 3.3% 6/22/2054 (b)(c)	EUR	5,200,000	5,454,787
Kingdom of Belgium 3.45% 6/22/2043 (b)(c)	EUR	1,700,000	1,942,660
Kingdom of Belgium 3.75% 6/22/2045 (b)	EUR	31,138,000	36,795,448
Kingdom of Belgium 4.25% 3/28/2041 (b)(c)	EUR	44,660,000	56,808,199
Kingdom of Belgium 5% 3/28/2035 (b)(c)	EUR	46,949,000	64,124,384
TOTAL BELGIUM			681,268,881
CANADA - 4.9%
Canadian Government 0.5% 12/1/2030	CAD	63,762,000	41,193,272
Canadian Government 1% 6/1/2027	CAD	6,319,000	4,503,417
Canadian Government 1.25% 3/1/2027	CAD	30,500,000	21,908,624
Canadian Government 1.25% 6/1/2030	CAD	12,150,000	8,268,796
Canadian Government 1.5% 12/1/2031	CAD	54,493,000	36,498,337
Canadian Government 1.75% 12/1/2053 (d)	CAD	46,000,000	22,842,038
Canadian Government 2% 12/1/2051	CAD	59,969,000	32,183,692
Canadian Government 2% 6/1/2032	CAD	12,000,000	8,226,385
Canadian Government 2.25% 6/1/2029	CAD	700,000	504,746
Canadian Government 2.5% 12/1/2032	CAD	24,700,000	17,407,477
Canadian Government 2.5% 8/1/2027	CAD	43,500,000	31,874,871
Canadian Government 2.75% 12/1/2055	CAD	3,900,000	2,432,678
Canadian Government 2.75% 12/1/2064	CAD	34,100,000	20,912,652
Canadian Government 2.75% 3/1/2030	CAD	16,200,000	11,854,502
Canadian Government 2.75% 6/1/2033	CAD	15,500,000	11,066,607
Canadian Government 2.75% 9/1/2027	CAD	4,200,000	3,092,130
Canadian Government 2.75% 9/1/2030	CAD	15,800,000	11,528,576
Canadian Government 3% 6/1/2034	CAD	100,400,000	72,470,604
Canadian Government 3.25% 11/1/2026	CAD	97,800,000	72,429,692
Canadian Government 3.25% 12/1/2033	CAD	33,700,000	24,877,232
Canadian Government 3.25% 12/1/2034	CAD	42,800,000	31,422,269
Canadian Government 3.5% 12/1/2045	CAD	8,519,000	6,248,903
Canadian Government 3.5% 12/1/2057	CAD	3,700,000	2,675,357
Canadian Government 3.5% 3/1/2028	CAD	57,700,000	43,286,051
Canadian Government 3.5% 9/1/2029	CAD	102,500,000	77,363,146
Canadian Government 4% 3/1/2029	CAD	44,500,000	34,097,290
Canadian Government 4% 6/1/2041	CAD	19,381,000	15,169,083
Canadian Government 4% 8/1/2026	CAD	29,400,000	21,912,382
Canadian Government 5.75% 6/1/2029	CAD	4,040,000	3,293,051
Canadian Government 5.75% 6/1/2033	CAD	14,800,000	12,815,541
TOTAL CANADA			704,359,401
CYPRUS - 0.3%
Republic of Cyprus Ministry of Finance 0% 2/9/2026 (b)	EUR	5,219,000	6,052,124
Republic of Cyprus Ministry of Finance 0.625% 1/21/2030 (b)	EUR	10,782,000	11,680,795
Republic of Cyprus Ministry of Finance 0.95% 1/20/2032 (b)	EUR	1,900,000	2,005,062
Republic of Cyprus Ministry of Finance 1.25% 1/21/2040 (b)	EUR	5,974,000	5,146,704
Republic of Cyprus Ministry of Finance 2.25% 4/16/2050 (b)	EUR	3,919,000	3,394,983
Republic of Cyprus Ministry of Finance 2.375% 9/25/2028 (b)	EUR	2,600,000	3,058,076
Republic of Cyprus Ministry of Finance 2.75% 2/26/2034 (b)	EUR	4,289,000	4,977,252
Republic of Cyprus Ministry of Finance 3.25% 6/27/2031 (b)	EUR	4,500,000	5,457,201
TOTAL CYPRUS			41,772,197
DENMARK - 1.7%
Danish Kingdom 0% 11/15/2031	DKK	124,327,000	17,067,934
Danish Kingdom 0% 11/15/2031	DKK	12,602,000	1,733,105
Danish Kingdom 0.25% 11/15/2052	DKK	233,950,000	19,162,176
Danish Kingdom 0.5% 11/15/2027	DKK	143,587,000	22,036,712
Danish Kingdom 0.5% 11/15/2029	DKK	206,326,000	30,540,729
Danish Kingdom 1.75% 11/15/2025	DKK	86,698,000	13,690,180
Danish Kingdom 2.25% 11/15/2026	DKK	91,200,000	14,534,609
Danish Kingdom 2.25% 11/15/2033	DKK	384,500,000	60,120,319
Danish Kingdom 2.25% 11/15/2035	DKK	40,800,000	6,268,138
Danish Kingdom 4.5% 11/15/2039	DKK	310,564,000	59,062,169
TOTAL DENMARK			244,216,071
ESTONIA - 0.1%
Estonia Treasury Bill 0.125% 6/10/2030 (b)	EUR	2,467,000	2,551,790
Estonia Treasury Bill 3.25% 1/17/2034 (b)	EUR	2,200,000	2,596,828
Estonia Treasury Bill 4% 10/12/2032 (b)	EUR	6,500,000	8,118,526
TOTAL ESTONIA			13,267,144
FINLAND - 3.4%
Finnish Government 0% 9/15/2026 (b)(c)	EUR	17,640,000	20,315,873
Finnish Government 0% 9/15/2030 (b)(c)	EUR	40,805,000	42,347,808
Finnish Government 0.125% 4/15/2036 (b)(c)	EUR	23,991,000	20,584,022
Finnish Government 0.125% 4/15/2052 (b)(c)	EUR	25,200,000	12,571,318
Finnish Government 0.125% 9/15/2031 (b)(c)	EUR	28,767,000	29,137,359
Finnish Government 0.25% 9/15/2040 (b)(c)	EUR	22,189,000	16,561,682
Finnish Government 0.5% 4/15/2043 (b)(c)	EUR	69,770,000	50,509,608
Finnish Government 0.5% 9/15/2027 (b)(c)	EUR	13,808,000	15,753,904
Finnish Government 0.5% 9/15/2028 (b)(c)	EUR	19,079,000	21,340,626
Finnish Government 0.5% 9/15/2029 (b)(c)	EUR	21,445,000	23,452,819
Finnish Government 1.125% 4/15/2034 (b)(c)	EUR	2,320,000	2,359,040
Finnish Government 1.375% 4/15/2027 (b)(c)	EUR	8,500,000	9,916,888
Finnish Government 1.5% 9/15/2032 (b)(c)	EUR	22,160,000	24,033,792
Finnish Government 2.875% 4/15/2029 (b)(c)	EUR	68,800,000	82,865,779
Finnish Government 2.95% 4/15/2055 (b)(c)	EUR	14,600,000	15,224,746
Finnish Government 3% 9/15/2033 (b)(c)	EUR	38,000,000	45,313,748
Finnish Government 3% 9/15/2034 (b)(c)	EUR	35,500,000	42,047,638
Finnish Government 3% 9/15/2035 (b)(c)	EUR	10,400,000	12,218,052
TOTAL FINLAND			486,554,702
FRANCE - 6.5%
French Government 0% 11/25/2029 (b)(c)	EUR	50,654,000	53,635,264
French Government 0% 11/25/2030 (b)(c)	EUR	24,200,000	24,794,946
French Government 0% 11/25/2031 (b)(c)	EUR	80,369,000	79,440,804
French Government 0% 2/25/2027 (b)(c)	EUR	26,074,000	29,751,603
French Government 0% 5/25/2032 (b)(c)	EUR	17,500,000	16,961,261
French Government 0.5% 5/25/2029 (b)(c)	EUR	31,290,000	34,297,305
French Government 0.5% 5/25/2040 (b)(c)	EUR	24,343,000	18,410,336
French Government 0.5% 5/25/2072 (b)(c)	EUR	34,970,000	11,292,227
French Government 0.5% 6/25/2044 (b)(c)	EUR	7,500,000	4,975,456
French Government 0.75% 11/25/2028 (b)(c)	EUR	27,662,000	30,963,960
French Government 0.75% 2/25/2028 (b)(c)	EUR	14,300,000	16,250,893
French Government 0.75% 5/25/2028 (b)(c)	EUR	12,780,000	14,455,571
French Government 0.75% 5/25/2052 (b)(c)	EUR	34,264,000	19,170,347
French Government 0.75% 5/25/2053 (b)(c)	EUR	12,500,000	6,820,695
French Government 1.25% 5/25/2036 (b)(c)	EUR	61,786,000	58,806,775
French Government 1.75% 5/25/2066 (b)(c)	EUR	4,110,000	2,620,526
French Government 1.75% 6/25/2039 (b)(c)	EUR	6,190,000	5,857,797
French Government 2% 11/25/2032 (b)(c)	EUR	32,000,000	35,378,206
French Government 2% 5/25/2048 (b)(c)	EUR	70,000	59,360
French Government 2.5% 5/25/2030 (b)(c)	EUR	50,278,000	59,152,301
French Government 2.5% 5/25/2043 (b)(c)	EUR	67,200,000	66,317,119
French Government 2.5% 9/24/2027 (b)(c)	EUR	80,500,000	95,747,622
French Government 2.75% 10/25/2027 (b)(c)	EUR	40,810,000	48,807,643
French Government 2.75% 2/25/2029 (b)(c)	EUR	18,300,000	21,860,802
French Government 2.75% 2/25/2030 (b)(c)	EUR	22,700,000	27,016,379
French Government 3% 11/25/2034 (b)(c)	EUR	57,300,000	66,375,849
French Government 3% 5/25/2033 (b)(c)	EUR	4,600,000	5,413,921
French Government 3% 5/25/2054 (b)(c)	EUR	3,200,000	3,118,826
French Government 3.2% 5/25/2035 (b)(c)	EUR	16,800,000	19,675,453
French Government 3.25% 5/25/2045 (b)(c)	EUR	11,653,000	12,716,975
French Government 3.25% 5/25/2055 (b)(c)	EUR	900,000	915,976
French Government 3.5% 11/25/2033 (b)(c)	EUR	15,700,000	19,074,752
French Government 3.5% 4/25/2026 (b)(c)	EUR	2,216,000	2,643,750
French Government 4% 4/25/2060 (b)(c)	EUR	24,600,000	28,595,042
French Government 4.5% 4/25/2041 (b)(c)	EUR	1,710,000	2,215,125
French Government 4.75% 4/25/2035 (b)(c)	EUR	36,000	47,760
TOTAL FRANCE			943,638,627
GERMANY - 5.2%
German Federal Republic 0% 10/10/2025 (b)(e)	EUR	26,674,000	31,261,241
German Federal Republic 0% 10/9/2026 (b)	EUR	15,949,000	18,359,342
German Federal Republic 0% 2/15/2032 (b)	EUR	8,590,000	8,691,965
German Federal Republic 0% 4/10/2026 (b)	EUR	11,500,000	13,360,703
German Federal Republic 0% 4/16/2027 (b)(e)	EUR	58,190,000	66,347,499
German Federal Republic 0% 5/15/2036 (b)	EUR	19,065,000	16,766,812
German Federal Republic 0% 8/15/2029 (b)	EUR	14,992,000	16,246,687
German Federal Republic 0% 8/15/2030 (b)(e)	EUR	31,124,000	32,876,818
German Federal Republic 0% 8/15/2031 (b)	EUR	17,740,000	18,232,069
German Federal Republic 0% 8/15/2050 (b)	EUR	16,203,000	9,024,892
German Federal Republic 0% 8/15/2052 (b)	EUR	13,519,000	7,078,627
German Federal Republic 0.25% 2/15/2027 (b)	EUR	1,710,000	1,964,517
German Federal Republic 0.25% 2/15/2029 (b)(e)	EUR	20,250,000	22,422,183
German Federal Republic 1.25% 8/15/2048 (b)(e)	EUR	4,320,000	3,605,571
German Federal Republic 1.3% 10/15/2027 (b)(e)	EUR	49,600,000	57,725,788
German Federal Republic 1.7% 8/15/2032 (b)	EUR	10,000,000	11,278,895
German Federal Republic 1.8% 8/15/2053 (b)	EUR	17,000,000	15,271,580
German Federal Republic 2.1% 11/15/2029 (b)	EUR	5,600,000	6,593,063
German Federal Republic 2.1% 4/12/2029 (b)	EUR	10,400,000	12,276,406
German Federal Republic 2.2% 2/15/2034 (b)	EUR	31,000,000	35,627,128
German Federal Republic 2.2% 4/13/2028 (b)	EUR	19,000,000	22,560,098
German Federal Republic 2.3% 2/15/2033 (b)	EUR	20,600,000	24,069,023
German Federal Republic 2.4% 10/19/2028 (b)	EUR	9,900,000	11,817,167
German Federal Republic 2.4% 11/15/2030 (b)	EUR	6,400,000	7,607,861
German Federal Republic 2.5% 10/11/2029 (b)	EUR	35,600,000	42,608,706
German Federal Republic 2.5% 2/15/2035 (b)	EUR	10,400,000	12,150,847
German Federal Republic 2.5% 7/4/2044 (b)(e)	EUR	24,052,000	26,361,219
German Federal Republic 2.5% 8/15/2046 (b)	EUR	4,481,000	4,867,167
German Federal Republic 2.5% 8/15/2054 (b)(e)	EUR	31,000,000	32,447,568
German Federal Republic 2.6% 8/15/2034 (b)	EUR	46,500,000	54,960,471
German Federal Republic 2.9% 6/18/2026 (b)	EUR	14,300,000	17,008,853
German Federal Republic 3.25% 7/4/2042 (b)(e)	EUR	31,970,000	39,149,004
German Federal Republic 4% 1/4/2037 (b)	EUR	8,010,000	10,602,885
German Federal Republic 4.75% 7/4/2034 (b)	EUR	650,000	902,611
German Federal Republic 4.75% 7/4/2040 (b)(e)	EUR	15,931,000	22,962,469
German Federal Republic 5.5% 1/4/2031 (b)	EUR	12,481,000	17,169,430
German Federal Republic 6.5% 7/4/2027 (b)(e)	EUR	4,770,000	6,130,528
TOTAL GERMANY			758,387,693
GREECE - 2.2%
Greek Government 1.5% 6/18/2030 (b)(c)	EUR	5,300,000	5,928,542
Greek Government 1.875% 1/24/2052 (b)(c)	EUR	27,600,000	21,405,129
Greek Government 2% 4/22/2027 (b)(c)	EUR	20,900,000	24,623,421
Greek Government 3.375% 6/15/2034 (b)(c)	EUR	46,300,000	55,417,982
Greek Government 3.875% 3/12/2029 (b)(c)	EUR	29,100,000	36,083,144
Greek Government 3.9% 1/30/2033 (b)	EUR	93,300,000	116,432,563
Greek Government 4.2% 1/30/2042 (b)	EUR	34,700,000	42,953,973
Greek Government 4.25% 6/15/2033 (b)(c)	EUR	7,000,000	8,944,880
Greek Government Treasury Bills 0% 2/12/2026 (b)(c)	EUR	6,300,000	7,332,891
TOTAL GREECE			319,122,525
HONG KONG - 0.2%
Hong Kong Government 1.25% 6/29/2027	HKD	66,600,000	8,383,225
Hong Kong Government 1.59% 3/4/2036	HKD	33,800,000	3,753,705
Hong Kong Government 1.68% 1/21/2026	HKD	33,050,000	4,211,470
Hong Kong Government 1.89% 3/2/2032	HKD	77,000,000	9,338,416
Hong Kong Government 1.97% 1/17/2029	HKD	36,000,000	4,585,076
Hong Kong Government 2.02% 3/7/2034	HKD	12,000,000	1,426,075
Hong Kong Government 2.13% 7/16/2030	HKD	4,750,000	599,070
TOTAL HONG KONG			32,297,037
IRELAND - 2.8%
Republic of Ireland 0% 10/18/2031 (b)	EUR	14,131,000	14,203,534
Republic of Ireland 0.2% 10/18/2030 (b)	EUR	5,245,000	5,501,812
Republic of Ireland 0.2% 5/15/2027 (b)	EUR	30,134,000	34,412,003
Republic of Ireland 0.35% 10/18/2032 (b)	EUR	36,012,000	35,970,323
Republic of Ireland 0.4% 5/15/2035 (b)	EUR	24,240,000	22,278,875
Republic of Ireland 0.55% 4/22/2041 (b)	EUR	13,006,000	10,149,700
Republic of Ireland 1.1% 5/15/2029 (b)	EUR	62,829,000	71,034,686
Republic of Ireland 1.35% 3/18/2031 (b)	EUR	35,400,000	39,329,818
Republic of Ireland 1.5% 5/15/2050 (b)	EUR	30,643,000	24,698,225
Republic of Ireland 1.7% 5/15/2037 (b)	EUR	2,690,000	2,731,368
Republic of Ireland 2% 2/18/2045 (b)	EUR	13,284,000	12,613,481
Republic of Ireland 2.4% 5/15/2030 (b)	EUR	26,160,000	30,908,388
Republic of Ireland 2.6% 10/18/2034 (b)	EUR	43,500,000	49,964,928
Republic of Ireland 3% 10/18/2043 (b)	EUR	39,300,000	44,061,721
Republic of Ireland 3.15% 10/18/2055 (b)	EUR	10,000,000	10,955,654
TOTAL IRELAND			408,814,516
ITALY - 6.2%
Italian Republic 0% 8/1/2026 (b)	EUR	12,600,000	14,549,334
Italian Republic 0.25% 3/15/2028 (b)	EUR	12,975,000	14,536,824
Italian Republic 0.45% 2/15/2029 (b)	EUR	29,560,000	32,587,879
Italian Republic 0.6% 8/1/2031 (b)(c)	EUR	17,143,000	17,699,486
Italian Republic 0.95% 3/1/2037 (b)(c)	EUR	41,747,000	37,003,865
Italian Republic 0.95% 6/1/2032 (b)	EUR	13,940,000	14,374,613
Italian Republic 0.95% 8/1/2030 (b)	EUR	16,920,000	18,349,994
Italian Republic 1.1% 4/1/2027 (b)	EUR	27,790,000	32,237,328
Italian Republic 1.5% 4/30/2045 (b)(c)	EUR	9,100,000	7,137,860
Italian Republic 1.65% 3/1/2032 (b)(c)	EUR	1,710,000	1,861,248
Italian Republic 1.7% 9/1/2051 (b)(c)	EUR	5,786,000	4,252,673
Italian Republic 1.8% 3/1/2041 (b)(c)	EUR	22,410,000	20,031,963
Italian Republic 2.15% 3/1/2072 (b)(c)	EUR	10,800,000	7,648,891
Italian Republic 2.15% 9/1/2052 (b)(c)	EUR	16,010,000	12,791,895
Italian Republic 2.5% 12/1/2032 (b)	EUR	18,000,000	20,446,149
Italian Republic 2.65% 12/1/2027 (b)	EUR	14,400,000	17,182,076
Italian Republic 2.7% 3/1/2047 (b)(c)	EUR	1,950,000	1,857,609
Italian Republic 2.8% 3/1/2067 (b)(c)	EUR	4,900,000	4,176,644
Italian Republic 2.8% 6/15/2029 (b)	EUR	16,700,000	19,966,448
Italian Republic 2.95% 2/15/2027 (b)	EUR	31,500,000	37,645,123
Italian Republic 2.95% 7/1/2030 (b)	EUR	15,600,000	18,616,477
Italian Republic 3% 10/1/2029 (b)	EUR	45,800,000	55,001,597
Italian Republic 3% 8/1/2029 (b)	EUR	18,611,000	22,442,398
Italian Republic 3.15% 11/15/2031 (b)(c)	EUR	10,200,000	12,167,826
Italian Republic 3.25% 9/1/2046 (b)(c)	EUR	4,530,000	4,743,191
Italian Republic 3.35% 7/1/2029 (b)	EUR	27,000,000	32,871,823
Italian Republic 3.45% 7/15/2027 (b)	EUR	19,000,000	22,991,113
Italian Republic 3.45% 7/15/2031 (b)	EUR	41,600,000	50,570,317
Italian Republic 3.5% 1/15/2026 (b)	EUR	17,100,000	20,303,283
Italian Republic 3.5% 3/1/2030 (b)(c)	EUR	5,600,000	6,887,915
Italian Republic 3.65% 8/1/2035 (b)(c)	EUR	10,600,000	12,713,720
Italian Republic 3.7% 6/15/2030 (b)	EUR	5,900,000	7,287,184
Italian Republic 3.8% 8/1/2028 (b)	EUR	9,700,000	11,952,756
Italian Republic 3.85% 12/15/2029 (b)	EUR	5,900,000	7,337,084
Italian Republic 3.85% 2/1/2035 (b)	EUR	50,800,000	62,182,292
Italian Republic 3.85% 7/1/2034 (b)	EUR	18,200,000	22,367,628
Italian Republic 4% 11/15/2030 (b)	EUR	3,000,000	3,755,974
Italian Republic 4% 2/1/2037 (b)(c)	EUR	137,000	168,803
Italian Republic 4.2% 3/1/2034 (b)	EUR	18,800,000	23,745,248
Italian Republic 4.35% 11/1/2033 (b)	EUR	10,500,000	13,412,745
Italian Republic 4.4% 5/1/2033 (b)	EUR	7,400,000	9,491,331
Italian Republic 4.45% 9/1/2043 (b)(c)	EUR	51,300,000	63,971,053
Italian Republic 4.5% 10/1/2053 (b)(c)	EUR	6,900,000	8,451,858
Italian Republic 4.75% 9/1/2044 (b)(c)	EUR	11,726,000	15,240,789
Italian Republic 5% 8/1/2034 (b)(c)	EUR	9,900,000	13,243,277
Italian Republic 6% 5/1/2031 (b)	EUR	13,509,000	18,697,848
Italian Republic 7.25% 11/1/2026 (b)	EUR	19,492,000	24,573,078
TOTAL ITALY			901,526,510
JAPAN - 20.1%
Japan Government 0.005% 6/20/2026	JPY	4,721,750,000	32,614,028
Japan Government 0.005% 6/20/2027	JPY	2,590,000,000	17,733,330
Japan Government 0.1% 3/20/2027	JPY	3,530,000,000	24,269,133
Japan Government 0.1% 6/20/2030	JPY	4,749,800,000	31,567,262
Japan Government 0.1% 6/20/2031	JPY	1,077,900,000	7,075,270
Japan Government 0.1% 9/20/2027	JPY	30,000,000	205,393
Japan Government 0.1% 9/20/2028	JPY	1,415,100,000	9,603,970
Japan Government 0.2% 12/20/2027	JPY	1,559,000,000	10,678,887
Japan Government 0.2% 12/20/2028	JPY	7,138,500,000	48,482,612
Japan Government 0.2% 6/20/2028	JPY	1,186,500,000	8,097,005
Japan Government 0.2% 6/20/2036	JPY	703,100,000	4,207,566
Japan Government 0.3% 12/20/2028	JPY	3,077,800,000	20,974,906
Japan Government 0.3% 9/20/2028	JPY	2,825,200,000	19,296,623
Japan Government 0.4% 12/20/2028	JPY	410,800,000	2,809,175
Japan Government 0.4% 3/20/2029	JPY	6,712,800,000	45,810,472
Japan Government 0.4% 3/20/2040	JPY	9,506,100,000	52,650,083
Japan Government 0.4% 6/20/2033	JPY	5,282,900,000	34,402,591
Japan Government 0.4% 6/20/2041	JPY	27,727,900,000	148,065,696
Japan Government 0.4% 8/1/2026	JPY	1,537,400,000	10,654,346
Japan Government 0.4% 9/1/2026	JPY	5,378,400,000	37,260,934
Japan Government 0.4% 9/20/2028	JPY	2,067,700,000	14,167,704
Japan Government 0.5% 11/1/2026	JPY	15,698,800,000	108,818,341
Japan Government 0.5% 3/20/2029	JPY	579,600,000	3,970,001
Japan Government 0.5% 3/20/2060	JPY	335,100,000	1,109,189
Japan Government 0.5% 6/20/2029	JPY	2,644,400,000	18,075,866
Japan Government 0.6% 1/1/2027	JPY	80,500,000	558,405
Japan Government 0.6% 12/20/2033	JPY	15,759,800,000	103,489,043
Japan Government 0.6% 12/20/2036	JPY	8,330,000,000	51,591,568
Japan Government 0.6% 3/20/2029	JPY	4,490,100,000	30,866,183
Japan Government 0.6% 6/20/2029	JPY	2,487,200,000	17,068,163
Japan Government 0.6% 9/20/2029	JPY	4,297,600,000	29,433,061
Japan Government 0.7% 3/20/2061	JPY	4,709,500,000	16,535,658
Japan Government 0.7% 5/1/2027	JPY	5,314,200,000	36,888,493
Japan Government 0.7% 9/20/2029	JPY	14,081,600,000	96,841,864
Japan Government 0.8% 3/1/2027	JPY	6,614,300,000	46,009,127
Japan Government 0.8% 3/20/2034	JPY	13,648,100,000	90,821,161
Japan Government 0.8% 3/20/2042	JPY	12,868,900,000	72,301,940
Japan Government 0.8% 6/1/2027	JPY	1,706,800,000	11,864,456
Japan Government 0.8% 9/20/2033	JPY	5,624,900,000	37,698,411
Japan Government 0.9% 12/20/2029	JPY	6,294,600,000	43,603,016
Japan Government 0.9% 6/20/2042	JPY	3,810,000,000	21,657,511
Japan Government 0.9% 9/20/2034	JPY	46,405,100,000	309,076,237
Japan Government 1% 3/20/2030	JPY	10,274,200,000	71,404,638
Japan Government 1% 3/20/2052	JPY	6,313,200,000	29,489,512
Japan Government 1.1% 12/20/2029	JPY	3,619,600,000	25,295,098
Japan Government 1.1% 3/20/2043	JPY	4,675,100,000	27,100,029
Japan Government 1.1% 6/20/2034	JPY	683,400,000	4,648,762
Japan Government 1.1% 6/20/2043	JPY	6,114,400,000	35,250,415
Japan Government 1.2% 12/20/2034	JPY	6,881,100,000	46,931,773
Japan Government 1.2% 6/20/2053	JPY	5,376,400,000	25,963,377
Japan Government 1.3% 12/20/2043	JPY	10,894,400,000	64,486,556
Japan Government 1.3% 3/20/2063	JPY	4,059,800,000	17,271,030
Japan Government 1.3% 6/20/2052	JPY	2,660,000,000	13,410,368
Japan Government 1.4% 12/20/2042	JPY	7,799,400,000	47,757,751
Japan Government 1.4% 3/20/2035	JPY	7,528,400,000	52,120,859
Japan Government 1.4% 3/20/2053	JPY	5,827,900,000	29,811,102
Japan Government 1.4% 9/20/2052	JPY	2,841,600,000	14,645,966
Japan Government 1.6% 12/20/2052	JPY	7,051,200,000	38,087,399
Japan Government 1.6% 12/20/2053	JPY	5,076,700,000	27,006,754
Japan Government 1.6% 3/20/2033	JPY	1,403,200,000	10,029,121
Japan Government 1.6% 3/20/2044	JPY	11,772,500,000	73,067,081
Japan Government 1.7% 9/20/2032	JPY	200,000,000	1,440,992
Japan Government 1.8% 3/20/2054	JPY	5,102,100,000	28,421,253
Japan Government 1.8% 9/20/2044	JPY	26,217,300,000	167,193,205
Japan Government 1.8% 9/20/2053	JPY	2,224,000,000	12,481,612
Japan Government 1.9% 6/20/2044	JPY	968,600,000	6,299,583
Japan Government 2.1% 6/20/2027	JPY	730,000,000	5,205,176
Japan Government 2.2% 3/20/2064	JPY	22,737,000,000	126,939,106
Japan Government 2.3% 3/20/2040	JPY	1,641,350,000	11,834,748
Japan Government 2.4% 3/20/2045	JPY	4,676,100,000	32,683,181
Japan Government 2.4% 3/20/2048	JPY	4,353,800,000	29,736,933
Japan Government 2.4% 3/20/2055	JPY	3,322,000,000	21,168,018
Japan Government 2.4% 6/20/2028	JPY	393,850,000	2,863,819
Japan Government 2.5% 6/20/2034	JPY	8,518,600,000	64,896,464
Japan Government 3.1% 3/20/2065	JPY	2,780,300,000	19,339,211
TOTAL JAPAN			2,913,185,572
LATVIA - 0.5%
Republic of Latvia 0% 1/24/2029 (b)	EUR	7,000,000	7,511,457
Republic of Latvia 0% 3/17/2031 (b)	EUR	5,378,000	5,353,341
Republic of Latvia 0.25% 1/23/2030 (b)	EUR	2,400,000	2,521,331
Republic of Latvia 0.375% 10/7/2026 (b)	EUR	6,887,000	7,902,995
Republic of Latvia 1.125% 5/30/2028 (b)	EUR	7,800,000	8,824,257
Republic of Latvia 1.375% 5/16/2036 (b)	EUR	1,833,000	1,750,093
Republic of Latvia 1.875% 2/19/2049 (b)	EUR	4,878,000	3,983,270
Republic of Latvia 2.25% 2/15/2047 (b)	EUR	1,380,000	1,217,870
Republic of Latvia 3% 1/24/2032 (b)	EUR	4,300,000	5,041,125
Republic of Latvia 3.875% 3/25/2027 (b)	EUR	16,600,000	20,094,148
Republic of Latvia 3.875% 5/22/2029 (b)	EUR	3,600,000	4,423,094
TOTAL LATVIA			68,622,981
LITHUANIA - 0.4%
Lithuania Government 0.5% 7/28/2050 (b)	EUR	6,985,000	3,667,211
Lithuania Government 0.75% 5/6/2030 (b)	EUR	3,462,000	3,704,512
Lithuania Government 0.75% 7/15/2051 (b)	EUR	2,250,000	1,245,682
Lithuania Government 0.95% 5/26/2027 (b)	EUR	1,116,000	1,279,374
Lithuania Government 1.625% 6/19/2049 (b)	EUR	1,009,000	756,216
Lithuania Government 2.1% 5/26/2047 (b)	EUR	3,903,000	3,341,859
Lithuania Government 2.125% 10/22/2035 (b)	EUR	6,210,000	6,454,598
Lithuania Government 2.125% 10/29/2026 (b)	EUR	4,140,000	4,872,129
Lithuania Government 2.125% 6/1/2032 (b)	EUR	8,400,000	9,343,047
Lithuania Government 3.5% 2/13/2034 (b)	EUR	5,800,000	6,932,474
Lithuania Government 3.875% 6/14/2033 (b)	EUR	5,200,000	6,433,506
Lithuania Government 4.125% 4/25/2028 (b)	EUR	13,600,000	16,765,536
TOTAL LITHUANIA			64,796,144
LUXEMBOURG - 0.4%
Luxembourg Government 0% 11/13/2026 (b)	EUR	10,726,000	12,295,953
Luxembourg Government 0% 4/28/2030 (b)	EUR	1,879,000	1,965,795
Luxembourg Government 0.625% 2/1/2027 (b)	EUR	5,651,000	6,522,691
State of the Grand-Duchy of Luxembourg 0% 3/24/2031 (b)	EUR	12,200,000	12,413,403
State of the Grand-Duchy of Luxembourg 0% 9/14/2032 (b)	EUR	6,197,000	6,001,058
State of the Grand-Duchy of Luxembourg 1.375% 5/25/2029 (b)	EUR	3,870,000	4,391,641
State of the Grand-Duchy of Luxembourg 1.75% 5/25/2042 (b)	EUR	6,730,000	6,190,666
State of the Grand-Duchy of Luxembourg 2.875% 3/1/2034 (b)	EUR	5,100,000	6,031,671
State of the Grand-Duchy of Luxembourg 3.25% 3/2/2043 (b)	EUR	5,700,000	6,519,466
TOTAL LUXEMBOURG			62,332,344
NETHERLANDS - 4.7%
Dutch Government 0% 1/15/2026 (b)(c)	EUR	19,920,000	23,224,649
Dutch Government 0% 1/15/2027 (b)(c)	EUR	10,784,000	12,347,405
Dutch Government 0% 1/15/2029 (b)(c)	EUR	4,200,000	4,594,592
Dutch Government 0% 1/15/2038 (b)(c)	EUR	34,830,000	28,305,052
Dutch Government 0% 1/15/2052 (b)(c)	EUR	4,927,000	2,560,902
Dutch Government 0% 7/15/2030 (b)(c)	EUR	50,213,000	52,722,225
Dutch Government 0% 7/15/2031 (b)(c)	EUR	43,851,000	44,701,618
Dutch Government 0.25% 7/15/2029 (b)(c)	EUR	37,500,000	40,925,384
Dutch Government 0.5% 1/15/2040 (b)(c)	EUR	31,789,000	26,411,908
Dutch Government 0.5% 7/15/2026 (b)(c)	EUR	9,511,000	11,046,981
Dutch Government 0.5% 7/15/2032 (b)(c)	EUR	18,500,000	18,969,130
Dutch Government 0.75% 7/15/2027 (b)(c)	EUR	58,202,000	67,008,651
Dutch Government 0.75% 7/15/2028 (b)(c)	EUR	56,954,000	64,591,644
Dutch Government 2% 1/15/2054 (b)(c)	EUR	60,200,000	55,143,391
Dutch Government 2.5% 1/15/2033 (b)(c)	EUR	11,430,000	13,403,515
Dutch Government 2.5% 7/15/2033 (b)(c)	EUR	26,500,000	30,937,387
Dutch Government 2.5% 7/15/2034 (b)(c)	EUR	46,100,000	53,351,229
Dutch Government 2.5% 7/15/2035 (b)(c)	EUR	2,700,000	3,098,457
Dutch Government 2.75% 1/15/2047 (b)(c)	EUR	7,665,000	8,488,385
Dutch Government 3.25% 1/15/2044 (b)(c)	EUR	41,100,000	49,373,886
Dutch Government 3.75% 1/15/2042 (b)(c)	EUR	45,030,000	57,620,672
Dutch Government 4% 1/15/2037 (b)(c)	EUR	8,170,000	10,655,993
TOTAL NETHERLANDS			679,483,056
NEW ZEALAND - 2.1%
New Zealand Government 0.25% 5/15/2028	NZD	39,600,000	22,000,744
New Zealand Government 1.5% 5/15/2031	NZD	58,500,000	30,919,280
New Zealand Government 1.75% 5/15/2041	NZD	26,864,000	10,619,460
New Zealand Government 2% 5/15/2032	NZD	41,113,000	21,760,472
New Zealand Government 2.75% 4/15/2037 (b)	NZD	45,131,000	22,629,948
New Zealand Government 2.75% 5/15/2051	NZD	31,500,000	12,596,971
New Zealand Government 3% 4/20/2029	NZD	131,094,000	77,944,200
New Zealand Government 3.5% 4/14/2033 (b)	NZD	28,700,000	16,524,738
New Zealand Government 4.25% 5/15/2034	NZD	82,700,000	49,642,548
New Zealand Government 4.5% 4/15/2027 (b)	NZD	49,800,000	30,969,987
New Zealand Government 4.5% 5/15/2035	NZD	14,300,000	8,679,084
New Zealand Government 5% 5/15/2054	NZD	9,700,000	5,717,231
TOTAL NEW ZEALAND			310,004,663
NORWAY - 1.2%
Kingdom of Norway 1.25% 9/17/2031 (b)(c)	NOK	69,261,000	5,945,408
Kingdom of Norway 1.375% 8/19/2030 (b)(c)	NOK	313,381,000	27,818,572
Kingdom of Norway 1.5% 2/19/2026 (b)(c)	NOK	76,672,000	7,495,286
Kingdom of Norway 1.75% 2/17/2027 (b)(c)	NOK	393,482,000	37,954,926
Kingdom of Norway 1.75% 9/6/2029 (b)(c)	NOK	128,390,000	11,837,116
Kingdom of Norway 2% 4/26/2028 (b)(c)	NOK	45,900,000	4,371,516
Kingdom of Norway 2.125% 5/18/2032 (b)(c)	NOK	142,533,000	12,767,899
Kingdom of Norway 3% 8/15/2033 (b)(c)	NOK	97,000,000	9,102,298
Kingdom of Norway 3.5% 10/6/2042 (b)(c)	NOK	116,800,000	11,227,373
Kingdom of Norway 3.625% 4/13/2034 (b)(c)	NOK	310,900,000	30,434,233
Kingdom of Norway 3.75% 6/12/2035 (b)(c)	NOK	131,000,000	12,931,405
TOTAL NORWAY			171,886,032
PORTUGAL - 4.0%
Portugal Obrigacoes do Tesouro OT 0.3% 10/17/2031 (b)(c)	EUR	12,800,000	13,137,011
Portugal Obrigacoes do Tesouro OT 0.475% 10/18/2030 (b)(c)	EUR	16,191,000	17,292,562
Portugal Obrigacoes do Tesouro OT 0.7% 10/15/2027 (b)(c)	EUR	33,005,000	37,878,758
Portugal Obrigacoes do Tesouro OT 0.9% 10/12/2035 (b)(c)	EUR	14,477,000	13,851,345
Portugal Obrigacoes do Tesouro OT 1% 4/12/2052 (b)(c)	EUR	27,215,000	17,394,654
Portugal Obrigacoes do Tesouro OT 1.15% 4/11/2042 (b)(c)	EUR	27,900,000	23,017,852
Portugal Obrigacoes do Tesouro OT 1.65% 7/16/2032 (b)(c)	EUR	29,740,000	32,772,619
Portugal Obrigacoes do Tesouro OT 1.95% 6/15/2029 (b)(c)	EUR	97,074,000	113,479,499
Portugal Obrigacoes do Tesouro OT 2.875% 10/15/2025 (b)(c)	EUR	3,988,000	4,709,409
Portugal Obrigacoes do Tesouro OT 2.875% 10/20/2034 (b)(c)	EUR	91,500,000	107,094,342
Portugal Obrigacoes do Tesouro OT 2.875% 7/21/2026 (b)(c)	EUR	24,450,000	29,096,950
Portugal Obrigacoes do Tesouro OT 3% 6/15/2035 (b)(c)	EUR	22,100,000	25,940,065
Portugal Obrigacoes do Tesouro OT 3.5% 6/18/2038 (b)(c)	EUR	4,400,000	5,284,618
Portugal Obrigacoes do Tesouro OT 3.625% 6/12/2054 (b)(c)	EUR	8,200,000	9,287,504
Portugal Obrigacoes do Tesouro OT 3.875% 2/15/2030 (b)(c)	EUR	16,065,000	20,229,015
Portugal Obrigacoes do Tesouro OT 4.1% 2/15/2045 (b)(c)	EUR	30,747,000	38,557,632
Republic of Portugal 2.125% 10/17/2028 (b)(c)	EUR	33,085,000	39,074,194
Republic of Portugal 4.1% 4/15/2037 (b)(c)	EUR	24,573,000	31,490,156
TOTAL PORTUGAL			579,588,185
SINGAPORE - 3.0%
Republic of Singapore 1.25% 11/1/2026	SGD	36,300,000	28,330,375
Republic of Singapore 1.625% 7/1/2031	SGD	18,254,000	14,013,317
Republic of Singapore 1.875% 10/1/2051	SGD	41,700,000	29,771,219
Republic of Singapore 1.875% 3/1/2050	SGD	13,850,000	10,028,729
Republic of Singapore 2.125% 6/1/2026	SGD	23,013,000	18,139,874
Republic of Singapore 2.25% 8/1/2036	SGD	8,615,000	6,757,765
Republic of Singapore 2.375% 7/1/2039	SGD	5,400,000	4,272,222
Republic of Singapore 2.5% 4/1/2030	SGD	11,900,000	9,645,130
Republic of Singapore 2.625% 5/1/2028	SGD	3,800,000	3,057,322
Republic of Singapore 2.625% 8/1/2032	SGD	15,000,000	12,180,885
Republic of Singapore 2.75% 3/1/2035	SGD	14,600,000	11,978,660
Republic of Singapore 2.75% 3/1/2046	SGD	24,500,000	20,638,962
Republic of Singapore 2.75% 4/1/2042	SGD	49,317,000	40,994,174
Republic of Singapore 2.875% 7/1/2029	SGD	3,553,000	2,901,282
Republic of Singapore 2.875% 8/1/2028	SGD	22,500,000	18,263,543
Republic of Singapore 2.875% 9/1/2027	SGD	36,200,000	29,132,655
Republic of Singapore 3% 8/1/2072 (b)	SGD	23,100,000	20,985,611
Republic of Singapore 3.375% 5/1/2034	SGD	45,000,000	38,611,247
Republic of Singapore 3.375% 9/1/2033	SGD	23,600,000	20,156,792
Republic of Singapore 3.5% 3/1/2027	SGD	18,124,000	14,655,139
Republic of Singapore Treasury Bills 3% 4/1/2029	SGD	93,300,000	76,384,759
TOTAL SINGAPORE			430,899,662
SLOVAKIA - 1.6%
Slovakia Government Bond 0.125% 6/17/2027 (b)	EUR	15,970,000	18,077,446
Slovakia Government Bond 0.375% 4/21/2036 (b)	EUR	9,720,000	8,179,075
Slovakia Government Bond 0.75% 4/9/2030 (b)	EUR	2,800,000	3,035,430
Slovakia Government Bond 1% 10/13/2051 (b)	EUR	920,000	550,729
Slovakia Government Bond 1% 10/9/2030 (b)	EUR	14,233,000	15,403,796
Slovakia Government Bond 1% 6/12/2028 (b)	EUR	13,930,000	15,801,060
Slovakia Government Bond 1.375% 1/21/2027 (b)	EUR	3,150,000	3,669,281
Slovakia Government Bond 1.875% 3/9/2037 (b)	EUR	4,837,000	4,759,326
Slovakia Government Bond 2% 10/17/2047 (b)	EUR	18,134,000	14,788,716
Slovakia Government Bond 2.25% 6/12/2068 (b)	EUR	6,082,000	4,246,204
Slovakia Government Bond 3.625% 1/16/2029 (b)	EUR	23,871,000	29,301,242
Slovakia Government Bond 3.625% 6/8/2033 (b)	EUR	24,500,000	29,687,473
Slovakia Government Bond 3.75% 2/23/2035 (b)	EUR	16,300,000	19,696,920
Slovakia Government Bond 3.75% 3/6/2034 (b)	EUR	45,800,000	55,665,184
Slovakia Government Bond 3.875% 2/8/2033 (b)	EUR	3,054,000	3,783,736
Slovakia Government Bond 4% 2/23/2043 (b)	EUR	7,600,000	8,824,490
TOTAL SLOVAKIA			235,470,108
SLOVENIA - 0.9%
Republic of Slovenia 0% 2/12/2031 (b)	EUR	11,100,000	11,332,217
Republic of Slovenia 0.125% 7/1/2031 (b)	EUR	5,960,000	6,081,755
Republic of Slovenia 0.4875% 10/20/2050 (b)	EUR	3,465,000	1,931,656
Republic of Slovenia 0.6875% 3/3/2081 (b)	EUR	8,248,000	2,953,388
Republic of Slovenia 0.875% 7/15/2030 (b)	EUR	14,118,000	15,446,637
Republic of Slovenia 1% 3/6/2028 (b)	EUR	9,000,000	10,344,992
Republic of Slovenia 1.1875% 3/14/2029 (b)	EUR	4,421,000	5,027,426
Republic of Slovenia 1.5% 3/25/2035 (b)	EUR	6,884,000	7,018,042
Republic of Slovenia 1.75% 11/3/2040 (b)	EUR	8,240,000	7,734,180
Republic of Slovenia 2.125% 7/28/2025 (b)	EUR	261,000	307,413
Republic of Slovenia 3% 3/10/2034 (b)	EUR	17,000,000	20,005,125
Republic of Slovenia 3.125% 8/7/2045 (b)	EUR	9,338,000	10,181,650
Republic of Slovenia 3.625% 3/11/2033 (b)	EUR	4,400,000	5,453,817
Republic of Slovenia 5.125% 3/30/2026 (b)	EUR	12,292,000	14,819,626
Slovenia Government Bond 3.125% 7/2/2035 (b)	EUR	4,700,000	5,525,957
TOTAL SLOVENIA			124,163,881
SPAIN - 4.7%
Spanish Kingdom 0% 1/31/2027	EUR	31,580,000	36,094,273
Spanish Kingdom 0% 1/31/2028	EUR	25,308,000	28,276,472
Spanish Kingdom 0.5% 10/31/2031 (b)(c)	EUR	7,736,000	7,957,615
Spanish Kingdom 0.6% 10/31/2029 (b)(c)	EUR	19,277,000	21,048,752
Spanish Kingdom 0.7% 4/30/2032 (b)(c)	EUR	5,430,000	5,578,480
Spanish Kingdom 0.8% 7/30/2027 (b)(c)	EUR	23,656,000	27,197,647
Spanish Kingdom 0.8% 7/30/2029	EUR	24,230,000	26,817,808
Spanish Kingdom 0.85% 7/30/2037 (b)(c)	EUR	29,074,000	25,641,472
Spanish Kingdom 1% 10/31/2050 (b)(c)	EUR	5,109,000	3,267,035
Spanish Kingdom 1% 7/30/2042 (b)(c)	EUR	11,860,000	9,245,193
Spanish Kingdom 1.2% 10/31/2040 (b)(c)	EUR	600,000	506,668
Spanish Kingdom 1.25% 10/31/2030 (b)(c)	EUR	8,115,000	8,942,505
Spanish Kingdom 1.45% 10/31/2071 (b)(c)	EUR	25,659,000	13,996,300
Spanish Kingdom 1.45% 4/30/2029 (b)(c)	EUR	8,730,000	9,966,545
Spanish Kingdom 1.9% 10/31/2052 (b)(c)	EUR	12,800,000	9,985,910
Spanish Kingdom 2.4% 5/31/2028	EUR	8,300,000	9,843,547
Spanish Kingdom 2.5% 5/31/2027	EUR	32,900,000	39,124,893
Spanish Kingdom 2.55% 10/31/2032 (b)(c)	EUR	31,800,000	36,739,301
Spanish Kingdom 2.7% 1/31/2030	EUR	25,800,000	30,714,497
Spanish Kingdom 2.7% 10/31/2048 (b)(c)	EUR	443,000	430,590
Spanish Kingdom 2.8% 5/31/2026	EUR	14,700,000	17,439,344
Spanish Kingdom 2.9% 10/31/2046 (b)(c)	EUR	720,000	737,726
Spanish Kingdom 3.1% 7/30/2031	EUR	32,700,000	39,395,657
Spanish Kingdom 3.15% 4/30/2033 (b)(c)	EUR	7,100,000	8,500,547
Spanish Kingdom 3.15% 4/30/2035 (b)(c)	EUR	7,000,000	8,233,529
Spanish Kingdom 3.25% 4/30/2034 (b)(c)	EUR	6,600,000	7,889,988
Spanish Kingdom 3.45% 10/31/2034 (b)(c)	EUR	57,500,000	69,570,713
Spanish Kingdom 3.45% 7/30/2043 (b)(c)	EUR	48,000,000	54,190,600
Spanish Kingdom 3.5% 5/31/2029	EUR	37,800,000	46,440,482
Spanish Kingdom 3.55% 10/31/2033 (b)(c)	EUR	27,400,000	33,599,107
Spanish Kingdom 4% 10/31/2054 (b)(c)	EUR	4,200,000	4,935,618
Spanish Kingdom 4.2% 1/31/2037 (b)(c)	EUR	6,230,000	7,942,069
Spanish Kingdom 5.15% 10/31/2044 (b)(c)	EUR	14,225,000	19,925,878
Spanish Kingdom 5.75% 7/30/2032	EUR	6,620,000	9,269,283
Spanish Kingdom 6% 1/31/2029	EUR	6,030,000	8,015,076
TOTAL SPAIN			687,461,120
SWEDEN - 1.3%
Sweden Kingdom 0.125% 5/12/2031 (b)	SEK	396,665,000	37,711,790
Sweden Kingdom 0.5% 11/24/2045 (b)	SEK	39,360,000	2,839,141
Sweden Kingdom 0.75% 11/12/2029 (b)	SEK	323,220,000	32,629,816
Sweden Kingdom 0.75% 5/12/2028 (b)	SEK	170,060,000	17,502,291
Sweden Kingdom 1% 11/12/2026 (b)	SEK	276,075,000	28,897,576
Sweden Kingdom 1.375% 6/23/2071 (b)	SEK	34,910,000	2,376,458
Sweden Kingdom 1.75% 11/11/2033 (b)	SEK	96,500,000	9,895,715
Sweden Kingdom 2.25% 5/11/2035 (b)	SEK	282,100,000	29,854,731
Sweden Kingdom 2.25% 6/1/2032 (b)	SEK	87,865,000	9,409,205
Sweden Kingdom 3.5% 3/30/2039 (b)	SEK	171,525,000	20,436,366
TOTAL SWEDEN			191,553,089
SWITZERLAND - 2.3%
Swiss Confederation 0% 6/22/2029 (b)	CHF	36,300,000	45,636,619
Swiss Confederation 0% 6/26/2034 (b)	CHF	48,000,000	58,543,001
Swiss Confederation 0% 7/24/2039 (b)	CHF	2,070,000	2,392,617
Swiss Confederation 0.25% 6/23/2035 (b)	CHF	16,910,000	20,946,491
Swiss Confederation 0.5% 5/24/2055 (b)	CHF	17,600,000	21,219,418
Swiss Confederation 0.5% 5/27/2030 (b)	CHF	9,900,000	12,700,897
Swiss Confederation 0.5% 5/30/2058 (b)	CHF	3,907,000	4,762,911
Swiss Confederation 0.5% 6/28/2045 (b)	CHF	1,736,000	2,113,166
Swiss Confederation 0.875% 5/22/2047 (b)	CHF	2,300,000	3,031,246
Swiss Confederation 1.25% 5/28/2026 (b)	CHF	5,574,000	7,112,149
Swiss Confederation 1.25% 6/27/2037 (b)	CHF	6,501,000	8,871,397
Swiss Confederation 1.25% 6/28/2043 (b)	CHF	25,000,000	34,672,632
Swiss Confederation 1.5% 4/30/2042 (b)	CHF	14,124,000	20,219,936
Swiss Confederation 2% 6/25/2064 (b)	CHF	8,642,000	16,211,116
Swiss Confederation 2.5% 3/8/2036 (b)	CHF	3,128,000	4,784,529
Swiss Confederation 3.5% 4/8/2033 (b)	CHF	17,304,000	27,174,335
Swiss Confederation 4% 1/6/2049 (b)	CHF	15,826,000	34,480,315
Swiss Confederation 4% 4/8/2028 (b)	CHF	2,610,000	3,656,868
TOTAL SWITZERLAND			328,529,643
UNITED KINGDOM - 4.6%
United Kingdom of Great Britain and Northern Ireland 0.125% 1/31/2028 (b)	GBP	2,396,000	3,009,808
United Kingdom of Great Britain and Northern Ireland 0.25% 7/31/2031 (b)	GBP	12,200,000	13,428,352
United Kingdom of Great Britain and Northern Ireland 0.375% 10/22/2026 (b)	GBP	21,340,000	28,084,138
United Kingdom of Great Britain and Northern Ireland 0.375% 10/22/2030 (b)	GBP	12,977,000	14,866,824
United Kingdom of Great Britain and Northern Ireland 0.5% 1/31/2029 (b)	GBP	29,000,000	35,511,230
United Kingdom of Great Britain and Northern Ireland 0.625% 10/22/2050 (b)	GBP	5,800,000	2,925,353
United Kingdom of Great Britain and Northern Ireland 0.625% 7/31/2035 (b)	GBP	5,655,000	5,348,624
United Kingdom of Great Britain and Northern Ireland 0.875% 1/31/2046 (b)	GBP	692,000	437,845
United Kingdom of Great Britain and Northern Ireland 1.125% 10/22/2073 (b)	GBP	81,900,000	36,615,205
United Kingdom of Great Britain and Northern Ireland 1.25% 10/22/2041 (b)	GBP	54,457,000	43,915,861
United Kingdom of Great Britain and Northern Ireland 1.25% 7/22/2027 (b)	GBP	18,140,000	23,703,409
United Kingdom of Great Britain and Northern Ireland 1.25% 7/31/2051 (b)	GBP	39,040,000	23,423,427
United Kingdom of Great Britain and Northern Ireland 1.5% 7/22/2026 (b)	GBP	6,200,000	8,314,382
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2028 (b)	GBP	3,570,000	4,590,732
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2071 (b)	GBP	19,072,000	10,524,031
United Kingdom of Great Britain and Northern Ireland 2.5% 7/22/2065 (b)	GBP	4,840,000	3,682,562
United Kingdom of Great Britain and Northern Ireland 3.25% 1/22/2044 (b)	GBP	400,000	425,930
United Kingdom of Great Britain and Northern Ireland 3.25% 1/31/2033 (b)	GBP	23,900,000	30,682,420
United Kingdom of Great Britain and Northern Ireland 3.5% 1/22/2045 (b)	GBP	35,500,000	38,812,708
United Kingdom of Great Britain and Northern Ireland 3.5% 10/22/2025 (b)	GBP	15,700,000	21,499,747
United Kingdom of Great Britain and Northern Ireland 3.5% 7/22/2068 (b)	GBP	1,510,000	1,483,847
United Kingdom of Great Britain and Northern Ireland 3.75% 10/22/2053 (b)	GBP	20,800,000	22,161,379
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2031 (b)	GBP	22,400,000	30,562,219
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2063 (b)	GBP	11,000,000	12,021,943
United Kingdom of Great Britain and Northern Ireland 4.125% 1/29/2027 (b)	GBP	12,200,000	16,820,221
United Kingdom of Great Britain and Northern Ireland 4.125% 7/22/2029 (b)	GBP	13,000,000	18,010,704
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2027 (b)	GBP	17,400,000	24,217,742
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2049 (b)	GBP	8,124,000	9,640,393
United Kingdom of Great Britain and Northern Ireland 4.25% 3/7/2036 (b)	GBP	2,199,000	2,936,770
United Kingdom of Great Britain and Northern Ireland 4.25% 6/7/2032 (b)	GBP	12,700,000	17,583,905
United Kingdom of Great Britain and Northern Ireland 4.25% 7/31/2034 (b)	GBP	65,200,000	88,293,049
United Kingdom of Great Britain and Northern Ireland 4.5% 12/7/2042 (b)	GBP	6,500,000	8,356,101
United Kingdom of Great Britain and Northern Ireland 4.5% 3/7/2035 (b)	GBP	8,300,000	11,398,023
United Kingdom of Great Britain and Northern Ireland 4.5% 6/7/2028 (b)	GBP	8,500,000	11,889,735
United Kingdom of Great Britain and Northern Ireland 4.625% 1/31/2034 (b)	GBP	6,200,000	8,661,466
United Kingdom of Great Britain and Northern Ireland 4.75% 12/7/2030 (b)	GBP	22,792,000	32,584,530
TOTAL UNITED KINGDOM			666,424,615
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $14,638,124,791)			14,445,561,830

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $141,323,053)	4.32	141,294,795	141,323,053

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $14,779,447,844)	14,586,884,883
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(83,838,117)
NET ASSETS - 100.0%	14,503,046,766

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
Eurex Deutschland Contracts (Germany)	245	Sep 2025	33,962,183	(80,044)	(80,044)
ICE Long GILT Futures (United Kingdom)	480	Sep 2025	61,294,862	1,647,747	1,647,747

TOTAL FUTURES CONTRACTS					1,567,703
The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	5,892,568	USD	3,859,991	BNP Paribas SA	7/02/25	18,202
AUD	30,076,000	USD	19,360,733	Goldman Sachs Bank USA	7/02/25	433,786
AUD	452,000	USD	291,557	HSBC BANK USA	7/02/25	5,926
AUD	1,050,211,000	USD	685,367,699	State Street Bank & Trust Co	7/02/25	5,828,670
CAD	62,984,730	USD	46,225,527	BNP Paribas SA	7/02/25	27,258
CAD	10,817,000	USD	7,923,809	Bank of America NA	7/02/25	19,646
CAD	20,897,000	USD	15,296,788	JPMorgan Chase Bank NA	7/02/25	48,907
CAD	905,579,000	USD	662,942,167	Royal Bank of Canada	7/02/25	2,069,032
CHF	264,153,175	USD	330,274,037	Citibank NA	7/02/25	2,643,191
CHF	42,275	USD	51,722	JPMorgan Chase Bank NA	7/02/25	1,558
CHF	2,520,909	USD	3,168,046	State Street Bank & Trust Co	7/02/25	9,103
CHF	4,527,000	USD	5,713,500	State Street Bank & Trust Co	8/05/25	18,442
DKK	21,049,436	USD	3,309,811	Citibank NA	7/02/25	13,566
DKK	1,550,154,000	USD	243,409,594	State Street Bank & Trust Co	7/02/25	1,335,462
EUR	114,756,000	USD	135,164,551	BNP Paribas SA	7/02/25	12,278
EUR	11,326,000	USD	13,053,642	Bank of America NA	7/02/25	287,820
EUR	856,000	USD	979,284	Bank of America NA	7/02/25	29,042
EUR	6,565,488,000	USD	7,698,691,229	Bank of America NA	7/02/25	35,125,337
EUR	4,805,000	USD	5,568,279	Brown Brothers Harriman & Co.	7/02/25	91,771
EUR	5,763,000	USD	6,626,193	Canadian Imperial Bank of Commerce	7/02/25	162,333
EUR	70,412,000	USD	80,574,656	Canadian Imperial Bank of Commerce	7/02/25	2,367,160
GBP	5,669,000	USD	7,779,489	State Street Bank & Trust Co	7/01/25	2,064
GBP	478,436,000	USD	656,397,380	BNP Paribas SA	7/02/25	327,796
GBP	2,588,000	USD	3,506,117	Bank of America NA	7/02/25	46,302
GBP	4,229,000	USD	5,739,128	Bank of America NA	7/02/25	65,809
GBP	355,000	USD	482,930	State Street Bank & Trust Co	7/02/25	4,361
HKD	254,117,890	USD	32,371,706	Canadian Imperial Bank of Commerce	7/02/25	206
JPY	14,952,555,263	USD	103,499,164	BNP Paribas SA	7/02/25	334,420
JPY	1,073,100,000	USD	7,509,704	Goldman Sachs Bank USA	7/02/25	(57,879)
JPY	403,364,960,485	USD	2,783,939,268	Royal Bank of Canada	7/02/25	17,109,033
JPY	1,738,300,000	USD	11,910,031	State Street Bank & Trust Co	7/02/25	161,078
NOK	1,984,000	USD	199,545	Brown Brothers Harriman & Co.	7/02/25	(2,708)
NOK	1,735,112,000	USD	172,134,127	State Street Bank & Trust Co	7/02/25	10,247
NZD	509,822,000	USD	308,748,203	State Street Bank & Trust Co	7/02/25	2,013,796
SEK	95,282,295	USD	9,992,323	BNP Paribas SA	7/02/25	78,843
SEK	485,775	USD	50,239	Bank of America NA	7/02/25	1,107
SEK	1,713,788,225	USD	180,645,960	State Street Bank & Trust Co	7/02/25	498,352
SGD	542,344,487	USD	424,801,823	State Street Bank & Trust Co	7/02/25	1,737,294
USD	690,459,183	AUD	1,072,075,000	Bank of America NA	7/02/25	(15,126,978)
USD	5,644,050	AUD	8,664,000	State Street Bank & Trust Co	7/02/25	(58,161)
USD	10,530,823	AUD	16,066,000	BNP Paribas SA	8/05/25	(50,562)
USD	687,715,122	AUD	1,053,148,000	State Street Bank & Trust Co	8/05/25	(5,908,931)
USD	1,177,166	CAD	1,611,000	Brown Brothers Harriman & Co.	7/02/25	(5,870)
USD	10,090,421	CAD	13,816,000	Canadian Imperial Bank of Commerce	7/02/25	(55,347)
USD	667,553,664	CAD	920,680,000	Goldman Sachs Bank USA	7/02/25	(8,546,942)
USD	864,331	CAD	1,186,000	State Street Bank & Trust Co	7/02/25	(6,607)
USD	43,664,376	CAD	59,394,000	BNP Paribas SA	8/05/25	(34,069)
USD	665,451,826	CAD	907,470,000	Royal Bank of Canada	8/05/25	(2,208,668)
USD	9,435,276	CHF	7,740,000	Bank of America NA	7/02/25	(319,592)
USD	312,722,665	CHF	256,927,000	HSBC BANK USA	7/02/25	(11,087,279)
USD	333,060,441	CHF	265,252,000	Citibank NA	8/05/25	(2,793,100)
USD	2,315,518	DKK	14,848,000	Brown Brothers Harriman & Co.	7/02/25	(28,749)
USD	689,785	DKK	4,526,000	HSBC BANK USA	7/02/25	(24,799)
USD	233,582,626	DKK	1,530,780,000	State Street Bank & Trust Co	7/02/25	(8,103,579)
USD	3,139,501	DKK	19,916,000	Citibank NA	8/05/25	(13,553)
USD	244,274,128	DKK	1,551,779,000	State Street Bank & Trust Co	8/05/25	(1,399,795)
USD	6,287,901	EUR	5,406,000	Canadian Imperial Bank of Commerce	7/02/25	(80,096)
USD	188,693,790	EUR	165,961,000	JPMorgan Chase Bank NA	7/02/25	(6,799,969)
USD	7,382,476,120	EUR	6,488,429,000	State Street Bank & Trust Co	7/02/25	(260,568,797)
USD	110,438,362	EUR	93,553,000	BNP Paribas SA	8/05/25	(31,087)
USD	7,729,009,843	EUR	6,576,571,000	Bank of America NA	8/05/25	(36,750,488)
USD	631,975,378	GBP	468,586,000	Citibank NA	7/02/25	(11,229,195)
USD	23,253,311	GBP	17,272,000	State Street Bank & Trust Co	7/02/25	(455,100)
USD	659,196,985	GBP	480,409,000	BNP Paribas SA	8/05/25	(353,359)
USD	18,752,372	GBP	13,663,000	State Street Bank & Trust Co	8/05/25	(5,471)
USD	9,621,958	HKD	75,224,000	Brown Brothers Harriman & Co.	7/02/25	39,222
USD	22,946,283	HKD	179,309,000	Canadian Imperial Bank of Commerce	7/02/25	104,226
USD	32,501,481	HKD	254,235,000	Canadian Imperial Bank of Commerce	8/05/25	(5,981)
USD	75,546,295	JPY	10,859,100,000	Bank of America NA	7/02/25	138,497
USD	16,745,229	JPY	2,421,350,000	Brown Brothers Harriman & Co.	7/02/25	(69,118)
USD	2,731,784,334	JPY	392,896,150,000	Citibank NA	7/02/25	3,433,582
USD	127,561,753	JPY	18,359,000,000	BNP Paribas SA	8/05/25	(453,828)
USD	2,794,972,028	JPY	403,433,250,000	Royal Bank of Canada	8/05/25	(18,130,101)
USD	4,548,852	NOK	46,461,000	Bank of America NA	7/02/25	(60,648)
USD	166,608,031	NOK	1,690,635,000	State Street Bank & Trust Co	7/02/25	(1,123,679)
USD	172,938,674	NOK	1,742,891,000	State Street Bank & Trust Co	8/05/25	(14,476)
USD	6,457,456	NZD	10,707,000	Brown Brothers Harriman & Co.	7/02/25	(68,996)
USD	298,583,071	NZD	499,115,000	HSBC BANK USA	7/02/25	(5,652,477)
USD	309,754,767	NZD	510,918,000	State Street Bank & Trust Co	8/05/25	(2,045,255)
USD	179,443,500	SEK	1,714,274,000	State Street Bank & Trust Co	7/02/25	(1,752,158)
USD	11,633,009	SEK	110,684,000	BNP Paribas SA	8/05/25	(94,070)
USD	181,357,264	SEK	1,716,746,000	State Street Bank & Trust Co	8/05/25	(533,674)
USD	9,330,664	SGD	12,011,000	JPMorgan Chase Bank NA	7/02/25	(115,659)
USD	403,588,121	SGD	518,528,000	State Street Bank & Trust Co	7/02/25	(4,219,980)
USD	9,471,357	SGD	12,069,000	State Street Bank & Trust Co	7/02/25	(20,581)
USD	426,613,036	SGD	543,351,000	State Street Bank & Trust Co	8/05/25	(1,880,629)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(331,693,315)
Unrealized Appreciation						76,654,725
Unrealized Depreciation						(408,348,040)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $9,538,586,471 or 65.8% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,013,999,858 or 34.6% of net assets.

(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,251,927.
(e)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $268,478,512.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	83,892,675	1,055,770,443	998,340,065	1,204,089	-	-	141,323,053	141,294,795	0.3%
Total	83,892,675	1,055,770,443	998,340,065	1,204,089	-	-	141,323,053

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	14,445,561,830	-	14,445,561,830	-

Money Market Funds	141,323,053	141,323,053	-	-
Total Investments in Securities:	14,586,884,883	141,323,053	14,445,561,830	-
Derivative Instruments:

Assets
Futures Contracts	1,647,747	1,647,747	-	-
Forward Foreign Currency Contracts	76,654,725	-	76,654,725	-
Total Assets	78,302,472	1,647,747	76,654,725	-

Liabilities
Futures Contracts	(80,044)	(80,044)	-	-
Forward Foreign Currency Contracts	(408,348,040)	-	(408,348,040)	-
Total Liabilities	(408,428,084)	(80,044)	(408,348,040)	-
Total Derivative Instruments:	(330,125,612)	1,567,703	(331,693,315)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	76,654,725	(408,348,040)
Total Foreign Exchange Risk	76,654,725	(408,348,040)
Interest Rate Risk
Futures Contracts (b)	1,647,747	(80,044)
Total Interest Rate Risk	1,647,747	(80,044)
Total Value of Derivatives	78,302,472	(408,428,084)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America NA	35,713,560	(52,257,706)	-	10,239,684	(6,304,462)
BNP Paribas SA	798,797	(1,016,975)	-	-	(218,178)
Brown Brothers Harriman & Co	130,993	(175,441)	-	-	(44,448)
Canadian Imperial Bank of Commerce	2,633,925	(141,424)	(2,037,273)	-	455,228
Citibank NA	6,090,339	(14,035,848)	-	-	(7,945,509)
Goldman Sachs Bank USA	433,786	(8,604,821)	-	4,607,772	(3,563,263)
HSBC BANK USA	5,926	(16,764,555)	-	12,423,044	(4,335,585)
JPMorgan Chase Bank NA	50,465	(6,915,628)	-	5,856,226	(1,008,937)
Royal Bank of Canada	19,178,065	(20,338,769)	-	-	(1,160,704)
State Street Bank & Trust Co	11,618,869	(288,096,873)	-	235,351,786	(41,126,218)
Total	$76,654,725	$(408,348,040)	$(2,037,273)	$268,478,512	$(65,252,076)

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $14,638,124,791)	$14,445,561,830
Fidelity Central Funds (cost $141,323,053)	141,323,053

Total Investment in Securities (cost $14,779,447,844)		$14,586,884,883
Foreign currency held at value (cost $2,074,885)		2,087,624
Unrealized appreciation on forward foreign currency contracts		76,654,725
Receivable for fund shares sold		457,603,699
Interest receivable		102,734,300
Distributions receivable from Fidelity Central Funds		490,189
Receivable from investment adviser for expense reductions		32,845
Total assets		15,226,488,265
Liabilities
Payable for investments purchased	$312,930,335
Unrealized depreciation on forward foreign currency contracts	408,348,040
Payable for fund shares redeemed	1,830,427
Payable for daily variation margin on futures contracts	194,013
Other payables and accrued expenses	138,684
Total liabilities		723,441,499
Net Assets		$14,503,046,766
Net Assets consist of:
Paid in capital		$15,399,091,472
Total accumulated earnings (loss)		(896,044,706)
Net Assets		$14,503,046,766
Net Asset Value, offering price and redemption price per share ($14,503,046,766 ÷ 1,663,333,149 shares)		$8.72
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Interest		$143,432,551
Income from Fidelity Central Funds		1,204,089
Income before foreign taxes withheld		$144,636,640
Less foreign taxes withheld		(35,539)
Total income		144,601,101
Expenses
Custodian fees and expenses	$428,275
Independent trustees' fees and expenses	17,408
Total expenses before reductions	445,683
Expense reductions	(223,121)
Total expenses after reductions		222,562
Net Investment income (loss)		144,378,539
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(154,879,723)
Forward foreign currency contracts	(675,544,615)
Foreign currency transactions	(755,725)
Futures contracts	(2,877,802)
Total net realized gain (loss)		(834,057,865)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,518,542,294
Forward foreign currency contracts	(707,985,708)
Assets and liabilities in foreign currencies	9,093,578
Futures contracts	3,257,167
Total change in net unrealized appreciation (depreciation)		822,907,331
Net gain (loss)		(11,150,534)
Net increase (decrease) in net assets resulting from operations		$133,228,005
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$144,378,539	$193,537,562
Net realized gain (loss)	(834,057,865)	255,025,316
Change in net unrealized appreciation (depreciation)	822,907,331	(154,327,641)
Net increase (decrease) in net assets resulting from operations	133,228,005	294,235,237
Distributions to shareholders	(66,268,665)	(427,107,283)

Share transactions
Proceeds from sales of shares	1,682,404,197	4,945,845,747
Reinvestment of distributions	66,268,665	427,107,283
Cost of shares redeemed	(858,495,131)	(1,522,711,788)

Net increase (decrease) in net assets resulting from share transactions	890,177,731	3,850,241,242
Total increase (decrease) in net assets	957,137,071	3,717,369,196

Net Assets
Beginning of period	13,545,909,695	9,828,540,499
End of period	$14,503,046,766	$13,545,909,695

Other Information
Shares
Sold	193,702,795	561,882,809
Issued in reinvestment of distributions	7,634,639	49,104,849
Redeemed	(99,175,359)	(174,684,412)
Net increase (decrease)	102,162,075	436,303,246

Financial Highlights
Fidelity® Series International Developed Markets Bond Index Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.68	$8.74	$8.41	$9.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.091	.156	.118	.066	.007
Net realized and unrealized gain (loss)	(.009)	.095	.547	(1.420)	(.169)
Total from investment operations	.082	.251	.665	(1.354)	(.162)
Distributions from net investment income	(.042)	(.311)	(.335)	(.066)	(.008)
Total distributions	(.042)	(.311)	(.335)	(.066)	(.008)
Net asset value, end of period	$8.72	$8.68	$8.74	$8.41	$9.83
Total Return D,E	.95%	2.91%	7.99%	(13.79)%	(1.62)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.01% H	.01%	.01%	.01%	.01% H
Expenses net of fee waivers, if any I	- % H	-%	-%	-%	-% H
Expenses net of all reductions, if any I	-% H	-%	-%	-%	-% H
Net investment income (loss)	2.13% H	1.80%	1.38%	.74%	.21% H
Supplemental Data
Net assets, end of period (000 omitted)	$14,503,047	$13,545,910	$9,828,540	$8,334,404	$4,701,543
Portfolio turnover rate J	24 % H	17%	18%	22%	2% K

AFor the period August 31, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity Series International Developed Markets Bond Index Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Foreign government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$863,866,870
Gross unrealized depreciation	(1,301,125,943)
Net unrealized appreciation (depreciation)	$(437,259,073)
Tax cost	$14,694,018,344

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(85,523,496)
Long-term	(189,781,706)
Total capital loss carryforward	$(275,305,202)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Series International Developed Markets Bond Index Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	(675,544,615)	(707,985,708)
Total Foreign Exchange Risk	(675,544,615)	(707,985,708)
Interest Rate Risk
Futures Contracts	(2,877,802)	3,257,167
Total Interest Rate Risk	(2,877,802)	3,257,167
Totals	(678,422,417)	(704,728,541)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Series International Developed Markets Bond Index Fund	43,189,709,533

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Developed Markets Bond Index Fund	1,625,860,566	1,803,900,633
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through April 30, 2028. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $223,121.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9901933.103
IDM-SANN-0825

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity School Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2025